UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02699

AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000    Houston, Texas 77046

(Address of principal executive offices)    (Zip code)

Sheri Morris    11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:         12/31

Date of reporting period:      12/31/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Annual Report to Shareholders	December 31, 2022

Invesco Active Allocation Fund

Nasdaq:

A: OAAAX ∎ C: OAACX ∎ R: OAANX ∎ Y: OAAYX ∎ R5: PAAJX ∎ R6: PAAQX

2	Management’s Discussion
2	Performance Summary
3	Long-Term Fund Performance
5	Supplemental Information
7	Schedule of Investments
12	Financial Statements
15	Financial Highlights
16	Notes to Financial Statements
25	Report of Independent Registered Public Accounting Firm
26	Fund Expenses
27	Tax Information
T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the fiscal year ended December 31, 2022, Class A shares of Invesco Active Allocation Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Active Allocation Index.

  Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-19.32%
Class C Shares	-19.93
Class R Shares	-19.56
Class Y Shares	-19.15
Class R5 Shares	-19.08
Class R6 Shares	-19.14
Bloomberg Global Aggregate USD Hedged Index▼	-11.22
Custom Invesco Active Allocation Index∎	-16.75
MSCI All Country World Index▼	-18.36
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Global equity markets declined in the first half of 2022 amid volatility sparked by Russia’s invasion of Ukraine, rising commodity prices, rampant global inflation and central banks shifting toward tighter monetary policy. Russia’s invasion exacerbated inflationary pressures, disrupting already strained supply chains, and increasing shortages of oil, gas and raw materials, with the price of oil rising sharply.

    Inflation headwinds continued into the third quarter of 2022. The US Federal Reserve (the Fed), the European Central Bank and the Bank of England all raised interest rates. In contrast, the People’s Bank of China lowered its policy rate and the Bank of Japan kept rates the same. Emerging market equities, hampered by the strong US dollar, underperformed developed market equities.

    Global equity markets posted gains for the fourth quarter of 2022, after better inflation data sparked a rally in October and November. However, investor sentiment worsened in December after central banks signaled continued interest rate hikes into 2023 as inflation remained above target levels. International stocks outperformed US stocks in the fourth quarter, led by results in Europe and the UK. Emerging market equities also posted gains for the fourth quarter of 2022, boosted by China, which eased its zero-COVID-19 policy and started to reopen even as COVID-19 infections surged.

    Despite the rebound in the fourth quarter of 2022, at the end of the fiscal year ended December 31, 2022, trailing one-year returns for developed market equities and emerging market equities were both in negative territory.

    Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting pre-defined risk levels. The Fund may also implement a tactical overlay strategy using futures contracts on a percentage of the underlying assets under management. From an absolute performance perspective, an allocation to US Value style-specific equities was slightly additive to Fund performance during the fiscal year and the leading contributor to absolute return. The remaining allocations to equity, fixed income and alternative assets were mainly detractors from absolute performance as the portfolio produced a negative return for the fiscal year.

    From a relative performance perspective, the portfolio underperformed its custom benchmark during the fiscal year. Underperformance was driven mainly by manager selection within the equity allocations. Within the equity allocation, the Invesco Global Fund and Invesco Discovery Mid Cap Growth Fund were the primary detractors. The tactical overlay strategy using futures contracts also slightly detracted for the fiscal year.

    Conversely, allocations to other fixed income funds and allocations to style-specific equities were the leading contributors to relative performance during the fiscal year. Within the allocations, the Invesco S&P 500 Low Volatility ETF, Invesco Russell 1000 Dynamic Multi-Factor ETF and Invesco Value Opportunities Fund were the leading contributors to relative performance.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Thank you for your continued investment in the Invesco Active Allocation Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Alessio de Longis

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2                     Invesco Active Allocation Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/12

1	Source: RIMES Technologies Corp.
2	Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3                     Invesco Active Allocation Fund

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	4.20%
10 Years	5.50
5 Years	1.80
1 Year	-23.77

Class C Shares
Inception (4/5/05)	4.18%
10 Years	5.46
5 Years	2.18
1 Year	-20.70

Class R Shares
Inception (4/5/05)	4.29%
10 Years	5.83
5 Years	2.69
1 Year	-19.56

Class Y Shares
Inception (4/5/05)	4.85%
10 Years	6.36
5 Years	3.21
1 Year	-19.15

Class R5 Shares
10 Years	6.21%
5 Years	3.16
1 Year	-19.08

Class R6 Shares
10 Years	6.21%
5 Years	3.17
1 Year	-19.14

Effective May 24, 2019, Class A, Class C, Class R, and Class Y shares of the Oppenheimer Portfolio Series: Active Allocation Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Active Allocation Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in

net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Active Allocation Fund

Supplemental Information

Invesco Active Allocation Fund’s investment objective is to seek total return.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2022, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The Bloomberg Global Aggregate USD Hedged Index tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.
∎	The Custom Invesco Active Allocation Index is composed of 80% MSCI All Country World Index and 20% Bloomberg Global Aggregate USD Hedged Index.
∎

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5                     Invesco Active Allocation Fund

Fund Information

Portfolio Composition*

By fund type	% of total investments
Equity Funds	76.97%
Fixed Income Funds	17.31
Alternative Funds	4.91
Money Market Funds	0.81

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security. Data presented here are as of December 31, 2022.

6                     Invesco Active Allocation Fund

Schedule of Investments

December 31, 2022

Invesco Active Allocation Fund

Schedule of Investments in Affiliated Issuers–99.27%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	12/31/22	12/31/22
Alternative Funds–4.89%
Invesco Global Real Estate Income Fund, Class R6(b)	2.39%	$52,999,438	$2,891,140	$–	$(11,941,623)	$–	$728,523	5,617,802	$43,481,788
Invesco Macro Allocation Strategy Fund, Class R6(c)	2.50%	77,928,029	–	(24,697,871)	(4,932,915)	(2,759,405)	–	6,055,564	45,537,838
Total Alternative Funds		130,927,467	2,891,140	(24,697,871)	(16,874,538)	(2,759,405)	728,523		89,019,626
Domestic Equity Funds–43.76%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	5.87%	209,641,660	21,890,265	(64,851,528)	(50,162,522)	(9,582,216)	–	4,225,036	106,935,659
Invesco Main Street Small Cap Fund, Class R6	6.08%	202,769,725	676,225	(65,128,170)	(40,470,723)	12,786,630	676,225	6,184,108	110,633,687
Invesco Russell 1000® Dynamic Multifactor ETF	11.84%	178,872,541	84,055,648	(11,288,206)	(35,193,374)	(1,027,278)	3,205,343	5,016,752	215,419,331
Invesco S&P 500® Low Volatility ETF	8.18%	171,006,263	15,434,121	(25,098,708)	(15,112,039)	2,603,240	3,199,258	2,329,153	148,832,877
Invesco S&P 500® Pure Growth ETF	5.27%	122,178,412	13,710,990	(4,014,009)	(35,689,594)	(184,376)	716,339	633,213	96,001,423
Invesco S&P SmallCap Low Volatility ETF	3.49%	182,237,438	–	(98,798,430)	(46,594,093)	26,674,902	2,197,216	1,422,457	63,519,817
Invesco Value Opportunities Fund, Class R6	3.03%	–	66,769,676	(7,280,360)	(4,348,545)	4,447,191	562,733	3,449,076	55,116,230
Total Domestic Equity Funds		1,066,706,039	202,536,925	(276,459,411)	(227,570,890)	35,718,093	10,557,114		796,459,024
Fixed Income Funds–17.26%
Invesco 1-30 Laddered Treasury ETF	1.92%	48,568,059	–	(3,383,045)	(9,665,606)	(509,720)	708,357	1,218,576	35,009,688
Invesco Core Plus Bond Fund, Class R6	7.68%	179,831,649	6,869,952	(17,142,464)	(27,574,391)	(2,251,209)	5,255,066	15,338,477	139,733,537
Invesco Income Fund, Class R6	1.08%	42,124,979	934,136	(19,765,055)	(3,890,186)	180,390	934,137	2,859,017	19,584,264
Invesco Master Loan Fund, Class R6	0.77%	–	16,441,535	(1,583,248)	(781,621)	(72,541)	794,217	924,060	14,004,125
Invesco Senior Floating Rate Fund, Class R6	1.13%	–	22,242,805	–	(1,620,698)	–	1,398,284	3,167,758	20,622,107
Invesco Taxable Municipal Bond ETF(d)	3.67%	89,858,749	3,665,377	(7,750,952)	(18,143,539)	(881,976)	2,295,823	2,596,175	66,747,659
Invesco Variable Rate Investment Grade ETF	1.01%	23,885,363	–	(5,135,303)	(289,711)	(18,584)	452,915	746,328	18,441,765
Total Fixed Income Funds		384,268,799	50,153,805	(54,760,067)	(61,965,752)	(3,553,640)	11,838,799		314,143,145
Foreign Equity Funds–32.98%
Invesco EQV Emerging Markets All Cap Fund, Class R6(e)	3.53%	69,306,630	11,356,340	(3,025,948)	(11,909,756)	(1,458,646)	1,026,601	2,077,873	64,268,620
Invesco Developing Markets Fund, Class R6	3.72%	108,765,465	788,160	(14,823,066)	(19,906,170)	(7,057,917)	788,160	1,940,621	67,766,472
Invesco Global Fund, Class R6	10.54%	259,017,765	48,238,644	(7,018,833)	(105,896,504)	21,124,209	–	2,533,712	191,852,708
Invesco Global Infrastructure Fund, Class R6	1.02%	16,367,471	4,358,362	–	(2,161,184)	–	362,772	1,597,646	18,564,649
Invesco International Select Equity Fund, Class R6	1.72%	67,646,310	13,800,469	(32,518,954)	(11,056,082)	(6,490,612)	313,915	3,463,701	31,381,131
Invesco International Small-Mid Company Fund, Class R6	3.40%	88,140,852	1,518,950	–	(27,847,896)	171,367	263,968	1,582,891	61,811,906
Invesco RAFI™ Strategic Developed ex-US ETF	4.37%	69,642,948	25,337,460	(5,399,826)	(9,905,456)	(173,474)	2,516,886	2,959,853	79,501,652
Invesco S&P Emerging Markets Low Volatility ETF	3.69%	54,913,593	26,329,828	(7,594,814)	(7,338,885)	747,539	2,172,544	2,914,266	67,057,261
Invesco S&P International Developed Low Volatility ETF	0.99%	73,482,713	–	(50,725,679)	(9,252,023)	4,480,973	1,191,896	671,620	17,985,984
Total Foreign Equity Funds		807,283,747	131,728,213	(121,107,120)	(205,273,956)	11,343,439	8,636,742		600,190,383

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)

Schedule of Investments in Affiliated Issuers–99.27%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/22	12/31/22
Money Market Funds–0.38%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(f)	0.13%	$4,221,702	$72,807,253	$(74,608,068)	$–	$–		$41,150		2,420,887	$2,420,887
Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(f)	0.10%	3,015,499	52,005,180	(53,290,782)	164	3		39,624		1,729,545	1,730,064
Invesco Treasury Portfolio, Institutional Class, 4.20%(f)	0.15%	4,824,802	83,208,289	(85,266,363)	–	–		60,625		2,766,728	2,766,728
Total Money Market Funds		12,062,003	208,020,722	(213,165,213)	164	3		141,399			6,917,679
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,770,552,693)	99.27%	2,401,248,055	595,330,805	(690,189,682)	(511,684,972)	40,748,490		31,902,577			1,806,729,857
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.43%
Invesco Private Government Fund, 4.28%(f)(g)	0.12%	–	99,456,756	(97,264,856)	–	–		52,178	(h)	2,191,900	2,191,900
Invesco Private Prime Fund, 4.46%(f)(g)	0.31%	–	233,714,612	(228,083,458)	248	4,911		142,721	(h)	5,634,623	5,636,313
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,827,965)	0.43%	–	333,171,368	(325,348,314)	248	4,911		194,899			7,828,213
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,778,380,658)	99.70%	$2,401,248,055	$928,502,173	$(1,015,537,996)	$(511,684,724)	$40,753,401	(i)	$32,097,476			$1,814,558,070
OTHER ASSETS LESS LIABILITIES	0.30%										5,394,122
NET ASSETS	100.00%										$1,819,952,192

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at December 31, 2022.
(e)	Effective February 28, 2022, the underlying fund’s name changed.
(f)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
(h)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Fund	$23,612,573
Invesco International Small-Mid Company Fund	171,367
Invesco Value Opportunities Fund	4,471,732

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Active Allocation Fund

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

MSCI Emerging Markets Index	429	March-2023	$20,579,130	$(358,002)	$(358,002)

Nikkei 225 Index	17	March-2023	3,378,238	(187,811)	(187,811)

S&P/TSX 60 Index	13	March-2023	2,246,484	(77,482)	(77,482)

SPI 200 Index	18	March-2023	2,142,227	(50,695)	(50,695)

STOXX Europe 600 Index	437	March-2023	9,919,411	(296,256)	(296,256)

Subtotal				(970,246)	(970,246)

Interest Rate Risk

U.S. Treasury 10 Year Notes	263	March-2023	29,534,078	(147,938)	(147,938)

Subtotal - Long Futures Contracts				(1,118,184)	(1,118,184)

Short Futures Contracts

Equity Risk

E-Mini S&P 500 Index	24	March-2023	(4,633,200)	128,651	128,651

Total Futures Contracts				$(989,533)	$(989,533)

(a)	Futures contracts collateralized by $5,143,577 cash held with Merrill Lynch, the futures commission merchant.

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

Currency Risk

03/15/2023	Bank of America, N.A.	CAD	6,880,000	USD	5,106,815	$22,727

03/15/2023	Bank of America, N.A.	INR	498,000,000	USD	6,002,170	10,223

03/15/2023	Bank of America, N.A.	USD	768,049	CHF	715,000	11,124

03/15/2023	Bank of America, N.A.	USD	3,253,880	DKK	22,850,000	53,105

03/15/2023	Bank of America, N.A.	USD	5,213,699	NOK	51,400,000	48,717

03/15/2023	Barclays Bank PLC	USD	4,608,475	HKD	36,000,000	9,805

03/15/2023	Barclays Bank PLC	USD	8,934,703	SGD	12,100,000	109,313

03/02/2023	Citibank N.A.	USD	8,657,378	BRL	46,665,000	88,323

03/15/2023	Citibank N.A.	TWD	261,000,000	USD	8,723,874	169,103

03/15/2023	Citibank N.A.	USD	9,425,490	IDR	147,245,000,000	78,395

03/16/2023	Citibank N.A.	USD	5,433,654	HUF	2,187,900,000	314,991

03/15/2023	Deutsche Bank AG	USD	71,023	CZK	1,650,000	1,715

03/15/2023	Deutsche Bank AG	USD	5,770,451	JPY	777,820,000	211,813

03/15/2023	Deutsche Bank AG	USD	5,668,123	PLN	25,680,000	158,508

03/15/2023	Deutsche Bank AG	USD	4,318,446	ZAR	76,080,000	132,510

03/15/2023	JP Morgan Chase Bank, N.A.	USD	3,231,755	CAD	4,380,000	4,917

03/15/2023	Morgan Stanley and Co. International PLC	USD	14,100,400	EUR	13,465,000	382,335

03/15/2023	Morgan Stanley and Co. International PLC	USD	2,671,082	GBP	2,220,000	17,456

03/15/2023	Morgan Stanley and Co. International PLC	USD	206,360	MXN	4,135,000	3,144

Subtotal-Appreciation						1,828,224

Currency Risk
03/15/2023	Bank of America, N.A.	AUD	4,390,000	USD	2,960,337	(37,033)

03/15/2023	Bank of America, N.A.	CLP	205,000,000	USD	229,563	(9,935)

03/15/2023	Bank of America, N.A.	KRW	8,256,310,000	USD	6,350,306	(216,439)

03/15/2023	Bank of America, N.A.	SGD	4,345,000	USD	3,166,007	(81,617)

03/15/2023	Bank of America, N.A.	USD	4,602,461	INR	381,590,000	(11,161)

03/15/2023	Barclays Bank PLC	ZAR	83,315,000	USD	4,778,606	(95,623)

03/15/2023	BNP Paribas S.A.	IDR	67,670,000,000	USD	4,344,951	(22,789)

03/02/2023	Citibank N.A.	BRL	20,000,000	USD	3,737,905	(10,386)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

03/15/2023	Citibank N.A.	THB	185,930,000	USD	5,368,657	$(36,150)

03/15/2023	Deutsche Bank AG	CHF	3,780,000	USD	4,028,776	(90,491)

03/15/2023	Goldman Sachs International	USD	1,827,311	TWD	55,225,000	(17,207)

03/15/2023	JP Morgan Chase Bank, N.A.	CNY	5,300,000	USD	765,587	(4,556)

03/15/2023	JP Morgan Chase Bank, N.A.	DKK	17,250,000	USD	2,429,444	(67,076)

03/15/2023	JP Morgan Chase Bank, N.A.	PHP	277,080,000	USD	4,901,035	(64,882)

03/15/2023	JP Morgan Chase Bank, N.A.	USD	5,167,163	COP	25,146,000,000	(49,480)

03/15/2023	Morgan Stanley and Co. International PLC	CNY	31,175,000	USD	4,392,936	(137,099)

03/15/2023	Morgan Stanley and Co. International PLC	JPY	729,200,000	USD	5,410,856	(197,469)

03/15/2023	Morgan Stanley and Co. International PLC	USD	6,101,472	GBP	4,990,000	(58,318)

03/15/2023	Morgan Stanley and Co. International PLC	USD	4,859,942	SEK	49,950,000	(53,986)

03/15/2023	UBS AG	NZD	8,885,000	USD	5,555,426	(90,144)

Subtotal - Depreciation						(1,351,841)

Total Forward Foreign Currency Contracts						$476,383

Open Centrally Cleared Credit Default Swap Agreements(a)

Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

Markit CDX Emerging Markets Index, Series 38, Version 1	Sell	1.00%	Quarterly	12/20/2027	2.3878%	USD	40,850,000	$(2,535,568)	$(2,389,970)	$145,598

Markit CDX North America High Yield Index, Series 39, Version 1	Sell	5.00	Quarterly	12/20/2027	4.8491%	USD	35,430,000	106,137	218,178	112,041

Subtotal - Appreciation								(2,429,431)	(2,171,792)	257,639

Credit Risk

Markit CDX North America Investment Grade Index, Series 39, Version 1	Buy	(1.00)	Quarterly	12/20/2027	0.8188%	USD	96,120,000	(695,137)	(768,576)	(73,439)

Total Centrally Cleared Credit Default Swap Agreements								$(3,124,568)	$(2,940,368)	$184,200

(a)	Centrally cleared swap agreements collateralized by $7,200,666 cash held with J.P. Morgan Chase Bank, N.A..
(b)

Implied credit spreads represent the current level, as of December 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Active Allocation Fund

Abbreviations:

AUD	–Australian Dollar
BRL	–Brazilian Real
CAD	–Canadian Dollar
CHF	–Swiss Franc
CLP	–Chile Peso
CNY	–Chinese Yuan Renminbi
COP	–Colombia Peso
CZK	–Czech Koruna
DKK	–Danish Krone
EUR	–Euro
GBP	–British Pound Sterling
HKD	–Hong Kong Dollar
HUF	–Hungarian Forint
IDR	–Indonesian Rupiah
INR	–Indian Rupee
JPY	–Japanese Yen
KRW	–South Korean Won
MXN	–Mexican Peso
NOK	–Norwegian Krone
NZD	–New Zealand Dollar
PHP	–Philippines Peso
PLN	–Polish Zloty
SEK	–Swedish Krona
SGD	–Singapore Dollar
THB	–Thai Baht
TWD	–New Taiwan Dollar
USD	–U.S. Dollar
ZAR	–South African Rand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Active Allocation Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments in affiliated underlying funds, at value (Cost $1,778,380,658)*	$1,814,558,070

Other investments:
Variation margin receivable – futures contracts	354,200

Variation margin receivable – centrally cleared swap agreements	8,580

Unrealized appreciation on forward foreign currency contracts outstanding	1,828,224

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	5,143,577

Cash collateral – centrally cleared swap agreements	7,200,666

Cash collateral – OTC Derivatives	810,000

Cash	314,480

Receivable for:
Fund shares sold	958,775

Dividends - affiliated underlying funds	1,789,799

Investment for trustee deferred compensation and retirement plans	111,656

Other assets	64,852

Total assets	1,833,142,879

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,351,841

Payable for:
Investments purchased - affiliated underlying funds	1,747,256

Fund shares reacquired	1,179,749

Collateral upon return of securities loaned	7,827,965

Accrued fees to affiliates	826,747

Accrued trustees’ and officers’ fees and benefits	48,792

Accrued other operating expenses	96,681

Trustee deferred compensation and retirement plans	111,656

Total liabilities	13,190,687

Net assets applicable to shares outstanding	$1,819,952,192

Net assets consist of:
Shares of beneficial interest	$1,762,599,700
Distributable earnings	57,352,492

$1,819,952,192

Net Assets:
Class A	$1,498,860,952

Class C	$167,991,385

Class R	$127,967,547

Class Y	$25,095,402

Class R5	$9,618

Class R6	$27,288

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	126,091,576

Class C	14,519,856

Class R	10,841,483

Class Y	2,072,280

Class R5	810

Class R6	2,301

Class A:
Net asset value per share	$11.89

Maximum offering price per share (Net asset value of $11.89 ÷ 94.50%)	$12.58

Class C:
Net asset value and offering price per share	$11.57

Class R:
Net asset value and offering price per share	$11.80

Class Y:
Net asset value and offering price per share	$12.11

Class R5:
Net asset value and offering price per share	$11.87

Class R6:
Net asset value and offering price per share	$11.86

*	At December 31, 2022, security with a value of $7,617,873 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Active Allocation Fund

Statement of Operations

For the year ended December 31, 2022

Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $ 159,979)	$32,062,556

Interest	547,587

Total investment income	32,610,143

Expenses:
Advisory fees	1,688,038

Administrative services fees	284,118

Custodian fees	135,953

Distribution fees:
Class A	3,904,111

Class C	1,917,657

Class R	684,174

Transfer agent fees – A, C, R and Y	2,031,072

Transfer agent fees – R5	4

Transfer agent fees – R6	17

Trustees’ and officers’ fees and benefits	39,301

Registration and filing fees	148,321

Reports to shareholders	177,072

Professional services fees	37,323

Other	20,886

Total expenses	11,068,047

Less: Fees waived and/or expense offset arrangement(s)	(32,428)

Net expenses	11,035,619

Net investment income	21,574,524

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	12,497,729

Foreign currencies	1

Forward foreign currency contracts	2,209,404

Futures contracts	(10,740,763)

Swap agreements	(4,016,375)

Capital gain distributions from affiliated underlying fund shares	28,255,672

28,205,668

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(511,684,724)

Foreign currencies	509,552

Forward foreign currency contracts	949,565

Futures contracts	(2,504,560)

Swap agreements	(264,003)

(512,994,170)

Net realized and unrealized gain (loss)	(484,788,502)

Net increase (decrease) in net assets resulting from operations	$(463,213,978)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Active Allocation Fund

Statement of Changes in Net Assets

For the years ended December 31, 2022 and 2021

	2022	2021

Operations:
Net investment income	$21,574,524	$13,254,181

Net realized gain	28,205,668	200,051,488

Change in net unrealized appreciation (depreciation)	(512,994,170)	106,402,626

Net increase (decrease) in net assets resulting from operations	(463,213,978)	319,708,295

Distributions to shareholders from distributable earnings:
Class A	(66,983,477)	(153,175,119)

Class C	(6,373,062)	(18,154,278)

Class R	(5,367,820)	(12,616,970)

Class Y	(1,201,353)	(2,531,897)

Class R5	(477)	(943)

Class R6	(1,311)	(1,184)

Total distributions from distributable earnings	(79,927,500)	(186,480,391)

Share transactions–net:
Class A	(30,892,240)	(109,520,434)

Class C	(25,738,511)	(29,604,925)

Class R	(1,315,735)	11,774,429

Class Y	553,590	2,145,797

Class R5	1,497	–

Class R6	17,817	3,174

Net increase (decrease) in net assets resulting from share transactions	(57,373,582)	(125,201,959)

Net increase (decrease) in net assets	(600,515,060)	8,025,945

Net assets:
Beginning of year	2,420,467,252	2,412,441,307

End of year	$1,819,952,192	$2,420,467,252

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Active Allocation Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (e)
Class A
Year ended 12/31/22	$15.42	$0.15	$(3.12)	$(2.97)	$(0.17)	$(0.39)	$(0.56)	$11.89	(19.32	)%(f)	$1,498,861	0.47	%(f)	0.47	%(f)	1.18	%(f)	20%
Year ended 12/31/21	14.70	0.10	1.92	2.02	(0.32)	(0.98)	(1.30)	15.42	13.92	(f)	1,973,745	0.45	(f)	0.47	(f)	0.64	(f)	16
Year ended 12/31/20	14.66	0.13	1.76	1.89	(0.14)	(1.71)	(1.85)	14.70	13.04	(f)	1,973,119	0.44	(f)	0.48	(f)	0.94	(f)	70
Eleven months ended 12/31/19	13.89	0.21	1.85	2.06	(0.44)	(0.85)	(1.29)	14.66	14.84		1,867,751	0.52	(g)	0.56	(g)	1.52	(g)	24
Year ended 01/31/19	15.25	0.15	(1.27)	(1.12)	(0.24)	–	(0.24)	13.89	(7.22)		1,636,759	0.53		0.57		1.04		38
Year ended 01/31/18	12.68	0.10	2.63	2.73	(0.16)	–	(0.16)	15.25	21.62		1,888,596	0.53		0.59		0.75		9
Class C
Year ended 12/31/22	15.01	0.05	(3.03)	(2.98)	(0.07)	(0.39)	(0.46)	11.57	(19.93)		167,991	1.23		1.23		0.42		20
Year ended 12/31/21	14.34	(0.02)	1.86	1.84	(0.19)	(0.98)	(1.17)	15.01	13.01		247,857	1.21		1.23		(0.12)		16
Year ended 12/31/20	14.35	0.02	1.70	1.72	(0.02)	(1.71)	(1.73)	14.34	12.18		263,343	1.20		1.24		0.18		70
Eleven months ended 12/31/19	13.60	0.10	1.81	1.91	(0.31)	(0.85)	(1.16)	14.35	14.09		342,957	1.28	(g)	1.32	(g)	0.76	(g)	24
Year ended 01/31/19	14.92	0.04	(1.23)	(1.19)	(0.13)	–	(0.13)	13.60	(7.92)		489,474	1.28		1.32		0.28		38
Year ended 01/31/18	12.41	(0.00)	2.57	2.57	(0.06)	–	(0.06)	14.92	20.72		579,999	1.28		1.34		(0.03)		9
Class R
Year ended 12/31/22	15.31	0.12	(3.11)	(2.99)	(0.13)	(0.39)	(0.52)	11.80	(19.56)		127,968	0.73		0.73		0.92		20
Year ended 12/31/21	14.60	0.06	1.91	1.97	(0.28)	(0.98)	(1.26)	15.31	13.64		166,900	0.71		0.73		0.38		16
Year ended 12/31/20	14.58	0.09	1.74	1.83	(0.10)	(1.71)	(1.81)	14.60	12.70		147,675	0.70		0.74		0.68		70
Eleven months ended 12/31/19	13.82	0.17	1.83	2.00	(0.39)	(0.85)	(1.24)	14.58	14.54		139,693	0.77	(g)	0.81	(g)	1.27	(g)	24
Year ended 01/31/19	15.17	0.11	(1.26)	(1.15)	(0.20)	–	(0.20)	13.82	(7.44)		125,162	0.78		0.82		0.78		38
Year ended 01/31/18	12.62	0.07	2.61	2.68	(0.13)	–	(0.13)	15.17	21.28		134,457	0.78		0.84		0.49		9
Class Y
Year ended 12/31/22	15.70	0.19	(3.19)	(3.00)	(0.20)	(0.39)	(0.59)	12.11	(19.15)		25,095	0.23		0.23		1.42		20
Year ended 12/31/21	14.94	0.14	1.96	2.10	(0.36)	(0.98)	(1.34)	15.70	14.24		31,941	0.21		0.23		0.88		16
Year ended 12/31/20	14.88	0.17	1.77	1.94	(0.17)	(1.71)	(1.88)	14.94	13.22		28,284	0.20		0.24		1.18		70
Eleven months ended 12/31/19	14.08	0.24	1.88	2.12	(0.47)	(0.85)	(1.32)	14.88	15.11		26,168	0.28	(g)	0.32	(g)	1.76	(g)	24
Year ended 01/31/19	15.42	0.19	(1.29)	(1.10)	(0.24)	–	(0.24)	14.08	(7.00)		24,190	0.29		0.33		1.28		38
Year ended 01/31/18	12.81	0.13	2.68	2.81	(0.20)	–	(0.20)	15.42	21.98		63,523	0.28		0.34		0.90		9
Class R5
Year ended 12/31/22	15.39	0.19	(3.12)	(2.93)	(0.20)	(0.39)	(0.59)	11.87	(19.08)		10	0.17		0.17		1.48		20
Year ended 12/31/21	14.68	0.14	1.92	2.06	(0.37)	(0.98)	(1.35)	15.39	14.19		11	0.19		0.21		0.90		16
Year ended 12/31/20	14.65	0.17	1.75	1.92	(0.18)	(1.71)	(1.89)	14.68	13.29		10	0.18		0.22		1.20		70
Period ended 12/31/19(h)	14.28	0.16	1.54	1.70	(0.48)	(0.85)	(1.33)	14.65	11.94		10	0.22	(g)	0.26	(g)	1.82	(g)	24
Class R6
Year ended 12/31/22	15.39	0.18	(3.12)	(2.94)	(0.20)	(0.39)	(0.59)	11.86	(19.14)		27	0.23		0.23		1.42		20
Year ended 12/31/21	14.67	0.14	1.93	2.07	(0.37)	(0.98)	(1.35)	15.39	14.29		14	0.19		0.21		0.90		16
Year ended 12/31/20	14.65	0.17	1.75	1.92	(0.19)	(1.71)	(1.90)	14.67	13.25		10	0.17		0.22		1.21		70
Period ended 12/31/19(h)	14.28	0.17	1.54	1.71	(0.49)	(0.85)	(1.34)	14.65	12.02		10	0.14	(g)	0.18	(g)	1.90	(g)	24

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.49%, 0.53% and 0.63% for the years ended December 31, 2022, 2021 and 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.62%, 0.63% and 0.63% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended December 31, 2022, 2021 and 2020.

(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco Active Allocation Fund

Notes to Financial Statements

December 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Active Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

16                     Invesco Active Allocation Fund

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the

17                     Invesco Active Allocation Fund

security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2022, the Fund paid the Adviser $12,029 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM.

18                     Invesco Active Allocation Fund

Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of December 31, 2022, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

N.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

O.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

P.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $3 billion	0.100%
Over $3 billion	0.080%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the year ended December 31, 2022, the effective advisory fee rate incurred by the Fund was 0.09%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the

19                     Invesco Active Allocation Fund

Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

For the year ended December 31, 2022, the Adviser waived advisory fees of $6,920.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2022, IDI advised the Fund that IDI retained $217,464 in front-end sales commissions from the sale of Class A shares and $11,854 and $6,245 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,799,812,178	$–	$–	$1,799,812,178
Money Market Funds	6,917,679	7,828,213	–	14,745,892
Total Investments in Securities	1,806,729,857	7,828,213	–	1,814,558,070

Other Investments - Assets*
Futures Contracts	128,651	–	–	128,651
Forward Foreign Currency Contracts	–	1,828,224	–	1,828,224
Swap Agreements	–	257,639	–	257,639
	128,651	2,085,863	–	2,214,514

20                     Invesco Active Allocation Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Liabilities*

Futures Contracts	$(1,118,184)	$–	$–	$(1,118,184)

Forward Foreign Currency Contracts	–	(1,351,841)	–	(1,351,841)

Swap Agreements	–	(73,439)	–	(73,439)

	(1,118,184)	(1,425,280)	–	(2,543,464)

Total Other Investments	(989,533)	660,583	–	(328,950)

Total Investments	$1,805,740,324	$8,488,796	$–	$1,814,229,120

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2022:

	Value
	Credit	Currency	Equity
Derivative Assets	Risk	Risk	Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$–	$–	$128,651	$128,651

Unrealized appreciation on swap agreements – Centrally Cleared(a)	257,639	–	–	257,639

Unrealized appreciation on forward foreign currency contracts outstanding	–	1,828,224	–	1,828,224

Total Derivative Assets	257,639	1,828,224	128,651	2,214,514

Derivatives not subject to master netting agreements	(257,639)	–	(128,651)	(386,290)

Total Derivative Assets subject to master netting agreements	$–	$1,828,224	$–	$1,828,224

	Value
	Credit	Currency	Equity	Interest
Derivative Liabilities	Risk	Risk	Risk	Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$–	$–	$(970,246)	$(147,938)	$(1,118,184)

Unrealized depreciation on swap agreements – Centrally Cleared(a)	(73,439)	–	–	–	(73,439)

Unrealized depreciation on forward foreign currency contracts outstanding	–	(1,351,841)	–	–	(1,351,841)

Total Derivative Liabilities	(73,439)	(1,351,841)	(970,246)	(147,938)	(2,543,464)

Derivatives not subject to master netting agreements	73,439	–	970,246	147,938	1,191,623

Total Derivative Liabilities subject to master netting agreements	$–	$(1,351,841)	$–	$–	$(1,351,841)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of December 31, 2022.

	Financial	Financial
	Derivative	Derivative		Collateral
	Assets	Liabilities		(Received)/Pledged
	Forward Foreign	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Currency Contracts	Derivatives	Non-Cash	Cash	Amount

Bank of America, N.A.	$ 145,896	$(356,185)	$(210,289)	$–	$–	$(210,289)

Barclays Bank PLC	119,118	(95,623)	23,495	–	–	23,495

BNP Paribas S.A.	–	(22,789)	(22,789)	–	–	(22,789)

Citibank N.A.	650,812	(46,536)	604,276	–	–	604,276

Deutsche Bank AG	504,546	(90,491)	414,055	–	–	414,055

Goldman Sachs International	–	(17,207)	(17,207)	–	–	(17,207)

JP Morgan Chase Bank, N.A.	4,917	(185,994)	(181,077)	–	–	(181,077)

Morgan Stanley and Co. International PLC	402,935	(446,872)	(43,937)	–	–	(43,937)

UBS AG	–	(90,144)	(90,144)	–	–	(90,144)

Total	$1,828,224	$(1,351,841)	$ 476,383	$–	$–	$ 476,383

21                     Invesco Active Allocation Fund

Effect of Derivative Investments for the year ended December 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
	Credit	Currency	Equity	Interest
	Risk	Risk	Risk	Rate Risk	Total

Realized Gain (Loss):

Forward foreign currency contracts	$–	$2,209,404	$–	$–	$2,209,404

Futures contracts	–	–	(4,532,759)	(6,208,004)	(10,740,763)

Swap agreements	(4,016,375)	–	–	–	(4,016,375)

Change in Net Unrealized Appreciation
(Depreciation):
Forward foreign currency contracts	–	949,565	–	–	949,565

Futures contracts	–	–	(1,674,149)	(830,411)	(2,504,560)

Swap agreements	(264,003)	–	–	–	(264,003)

Total	$(4,280,378)	$3,158,969	$(6,206,908)	$(7,038,415)	$(14,366,732)

The table below summarizes the average notional value of derivatives held during the period.

	Forward
	Foreign Currency	Futures	Swap
	Contracts	Contracts	Agreements

Average notional value	$224,072,553	$79,152,522	$94,033,333

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $25,508.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2022 and 2021:

	2022	2021

Ordinary income*	$22,960,352	$122,061,476

Long-term capital gain	56,967,148	64,418,915

Total distributions	$79,927,500	$186,480,391

*	Includes short-term capital gain distributions, if any.

22                     Invesco Active Allocation Fund

Tax Components of Net Assets at Period-End:

2022

Undistributed long-term capital gain	$25,900,149

Net unrealized appreciation – investments	30,891,749

Net unrealized appreciation – foreign currencies	713,547

Temporary book/tax differences	(152,953)

Shares of beneficial interest	1,762,599,700

Total net assets	$1,819,952,192

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, derivative instruments and partnerships.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund does not have a capital loss carryforward as of December 31, 2022.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2022 was $387,310,083 and $477,024,469, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$153,032,153

Aggregate unrealized (depreciation) of investments	(122,140,404)

Net unrealized appreciation of investments	$30,891,749

Cost of investments for tax purposes is $1,783,337,371.

NOTE 10–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, derivative instruments, partnerships and equalization, on December 31, 2022, undistributed net investment income was increased by $1,861,498, undistributed net realized gain was decreased by $13,920,624 and shares of beneficial interest was increased by $12,059,126. This reclassification had no effect on the net assets of the Fund.

NOTE 11–Share Information

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	7,552,885	$99,240,838	8,832,942	$140,484,176

Class C	1,929,933	24,470,488	2,197,410	33,956,657

Class R	1,394,339	17,925,314	1,489,640	23,441,103

Class Y	754,937	10,078,225	694,604	11,234,495

Class R5	110	1,497	–	–

Class R6	1,352	17,169	187	3,084

Issued as reinvestment of dividends:
Class A	5,483,458	65,691,442	9,938,765	150,174,792

Class C	543,671	6,339,766	1,224,066	18,017,957

Class R	450,191	5,357,270	839,744	12,604,545

Class Y	79,245	967,583	137,354	2,112,494

Class R6	75	899	16	239

Automatic conversion of Class C shares to Class A shares:
Class A	1,919,489	24,854,209	1,918,277	30,399,976

Class C	(1,977,621)	(24,854,209)	(1,973,199)	(30,399,976)

23                     Invesco Active Allocation Fund

		Summary of Share Activity

	Year ended		Year ended
	December 31, 2022		December 31, 2021

	Shares	Amount	Shares	Amount

Reacquired:

Class A	(16,857,896)	$(220,678,729)	(26,939,310)	$(430,579,378)

Class C	(2,485,525)	(31,694,556)	(3,308,921)	(51,179,563)

Class R	(1,902,271)	(24,598,319)	(1,542,987)	(24,271,219)

Class Y	(796,572)	(10,492,218)	(690,148)	(11,201,192)

Class R6	(20)	(251)	(9)	(149)

Net increase (decrease) in share activity	(3,910,220)	$ (57,373,582)	(7,181,569)	$(125,201,959)

24                     Invesco Active Allocation Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Active Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Active Allocation Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Financial Highlights
For each of the three years in the period ended December 31, 2022 and the eleven months ended December 31, 2019 for Class A, Class C, Class R and Class Y.
For each of the three years in the period ended December 31, 2022 and the period May 24, 2019 (commencement of operations) through December 31, 2019 for Class R5 and Class R6.

The financial statements of Oppenheimer Portfolio Series: Active Allocation Fund (subsequently renamed Invesco Active Allocation Fund) as of and for the year ended January 31, 2019 and the financial highlights for each of the periods ended on or prior to January 31, 2019 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated March 25, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

25                     Invesco Active Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2022 through December 31, 2022.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/22)	Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2,3]	Ending Account Value (12/31/22)	Expenses Paid During Period[2,4]	Annualized Expense Ratio[2]
Class A	$1,000.00	$1,016.40	$2.44	$1,022.79	$2.45	0.48%
Class C	1,000.00	1,012.50	6.29	1,018.95	6.31	1.24
Class R	1,000.00	1,014.50	3.76	1,021.48	3.77	0.74
Class Y	1,000.00	1,017.90	1.22	1,024.00	1.22	0.24
Class R5	1,000.00	1,017.50	1.22	1,024.00	1.22	0.24
Class R6	1,000.00	1,018.40	1.22	1,024.00	1.22	0.24

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year. Effective June 1, 2022, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are to 0.48%, 1.24%, 0.74%, 0.24%, 0.18% and 0.17% for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively

[3]

The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $2.44, $6.29, $3.76, $1.22, $0.92 and $0.86 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

[4]

The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent half year are $2.45, $6.31, $3.77, $1.22, $0.92 and $0.87 for of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

26                     Invesco Active Allocation Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2022:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$56,967,148
Qualified Dividend Income*	71.25%
Corporate Dividends Received Deduction*	43.94%
U.S. Treasury Obligations*	5.40%
Qualified Business Income*	3.88%
Business Interest Income*	28.10%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

27                     Invesco Active Allocation Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			189	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	189

Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit)

Formerly: President and Director

Director of Grahamtastic Connection (non-profit)

Cynthia Hostetler –1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	189	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	189	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)

T-1                     Invesco Active Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds	189	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	189	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	189	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			189	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non- profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	189	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	189	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	189	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-2                     Invesco Active Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999	Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.	N/A	N/A

		Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018	Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; and Secretary and Vice President, Trinity Investment Management Corporation	N/A	N/A

		Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.;Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; Secretary, Invesco Indexing LLC; and Secretary, W.L. Ross & Co., LLC
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; and Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-3                     Invesco Active Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006	Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company	N/A	N/A

		Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A

T-4                     Invesco Active Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Boston, MA 02110-2801

T-5                     Invesco Active Allocation Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSAA-AR-1

Annual Report to Shareholders	December 31, 2022

Invesco Convertible Securities Fund

Nasdaq:

A: CNSAX ∎ C: CNSCX ∎ Y: CNSDX ∎ R5: CNSIX ∎ R6: CNSFX

2	Management’s Discussion

2	Performance Summary

4	Long-Term Fund Performance

6	Supplemental Information

8	Schedule of Investments

12	Financial Statements

15	Financial Highlights

16	Notes to Financial Statements

21	Report of Independent Registered Public Accounting Firm

22	Fund Expenses

23	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the fiscal year ended December 31, 2022, Class A shares of Invesco Convertible Securities Fund (the Fund), at net asset value (NAV), outperformed the ICE BofA U.S. Convertible Index, the Fund’s broad market/style-specific benchmark.

Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-15.72%
Class C Shares	-16.35
Class Y Shares	-15.51
Class R5 Shares	-15.51
Class R6 Shares	-15.45
ICE BofA U.S. Convertible Index▼ (Broad Market/Style-Specific Index)	-18.63
Lipper Convertible Securities Funds Index∎ (Peer Group Index)	-17.06

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

Market conditions and your Fund

Equity markets declined in the first quarter of 2022 amid volatility sparked by Russia’s invasion of Ukraine, rising commodity prices, rampant global inflation and the US Federal Reserve’s (the Fed) shift toward tighter monetary policy. Russia’s invasion exacerbated inflation pressures, disrupting already strained supply chains and increasing shortages of oil, gas and raw materials. The price of oil rose sharply, with crude prices reaching their highest price per barrel since 2008.1 Inflation continued to be a top concern for consumers, investors and the Fed. To combat inflation, the Fed raised the federal funds rate by one-quarter percentage point in March and indicated it would “taper” its asset purchase program quickly.[2]

    As the war in Ukraine continued and corporate earnings in high-profile names like Netflix reported slowing growth and profits, the equity markets sold off for much of April 2022. The downward direction of the equity markets continued into the second quarter of 2022 amid substantial inflation, rising interest rates and an increasing likelihood of a US recession. Driven by higher food and energy prices, the consumer price index rose by yet another 40-year high to 8.6% for the twelve months ended May 2022.[3] Oil prices peaked near $122 per barrel in early June, resulting in skyrocketing gasoline prices; the national average price reached a record high, above $5 per gallon in early June.[1] In an effort to tame inflation, the Fed raised the benchmark federal funds rate three more times, by 0.50% in May, by 0.75% in June and another 0.75% in July, which were the largest increases in nearly 30 years.[2] US equity markets rose in July and August until Fed chairman Jerome Powell’s hawkish comments at an economic policy symposium held in Jackson Hole, which sparked a sharp selloff at month-end. The Fed reiterated that it would continue taking aggressive action to curb inflation, even though such measures could “bring pain to households and businesses,” and the Fed raised the benchmark federal funds rate by another 0.75% in September.[2]

    After experiencing a sharp drop in September 2022, US equity markets rebounded in October and November, 4 despite mixed data on the economy and corporate earnings. However, the Fed’s message of continued rate hikes until data shows inflation meaningfully declining, sent markets lower in December.[4] As energy prices declined,[1] the rate of inflation slowed modestly in the fourth quarter.[3] Corporate earnings generally met expectations, though companies provided cautious future guidance. With inflation still at multi-decade highs and little evidence of a slowing economy, the Fed raised its target rate by 0.75% in November and by 0.50% in December, marking its highest level in over a decade.[2]

    In this environment, US stocks had negative double-digit returns for the fiscal year of -18.11%, as measured by the S&P 500 Index.[4]

    Convertible securities (as represented by the ICE BofA U.S. Convertible Index) experienced a difficult fiscal year due to rising interest rates and a sharp sell-off in convertible underlying equities. Convertibles returned -18.63% in 2022, the index’s worst annual return since 2008.[5] Within the convertibles index, only energy and utilities sectors had positive returns, while media and consumer discretionary sectors had the largest declines. Amid the market volatility, new US convertible issuance experienced a steep drop from 2021. US convertible issuance totaled just $28.6 billion in 2022, down from $84.3 billion in 2021, marking the weakest year for issuance in a decade.[6]

    Security selection in the technology sector was the largest contributor to the Fund’s relative performance, with KBR as a strong individual contributor. The company provides scientific, technology and engineering solutions with a focus on government solutions and sustainable technology. KBR benefited from an increase in defense spending in the US and abroad, as well as the recently passed Inflation Reduction Act, which provided incentives for sustainability projects. Additionally, the Fund’s lack of exposure to some of the weaker names within the sector contributed to relative outperformance for the fiscal year.

    Issue selection in the energy sector also contributed to the Fund’s relative return, due in large part to EQT and Pioneer Natural Resources, which benefited from higher oil and natural gas prices. Another contributor was Enphase Energy, which sells solar home energy solutions. The company is expected to benefit from the Inflation Reduction Act which provides significant incentives for clean energy development. We maintained our positions in these securities at fiscal year-end.

    Security selection in the media sector also helped the Fund’s relative performance. Media was among the worst performing sectors for the fiscal year and the Fund’s underweight in Snapchat app developer Snap, was a significant relative contributor during the fiscal year.

    Similarly, issue selection in the consumer discretionary sector also benefited the Fund, largely due to the avoidance of some weaker issues within the sector. The Fund’s lack of exposure to Opendoor Technologies and American Eagle Outfitters (not Fund’s holdings) and underweight in Wayfair contributed to relative returns. We eliminated our position in Wayfair during the fiscal year.

    The Fund’s cash position, while less than 4% on average, also aided relative performance in the difficult market environment.

    Issue selection in the financials sector was the largest detractor from the Fund’s relative performance during the fiscal year, due primarily to alternative asset manager KKR. The company’s stock and convertible issue declined amid a weakening environment for private equity. We maintained our position at fiscal year-end, as we believe it should benefit from growth in Asia and the trend toward higher allocations to alternatives among institutional and high net worth investors.

    Security selection and an underweight in the health care sector also detracted from the Fund’s relative performance. A key detractor was Avantor, a chemicals and materials company. The firm reported better-than-expected earnings but inflation and supply-chain issues weighed on the stock and convertibles. We eliminated this position during the fiscal year. The Fund’s lack of exposure to Global Blood Therapeutics (not Fund’s holding) also hurt relative performance. Shares of the underlying stock rose sharply in August after Pfizer and Johnson and Johnson (not Fund holdings) initiated a bidding war for the firm, which specializes in sickle cell disease.

    During the fiscal year, we sold or exchanged higher priced convertibles where

2	Invesco Convertible Securities Fund

applicable and redeployed those assets into more attractively priced trading closer to par value. From a sector standpoint, we reduced the Fund’s exposure to technology, consumer discretionary and media sectors and added to the health care, industrials and utilities sectors. The Fund’s largest absolute sector exposures at fiscal year-end were to the technology and health care sectors. The Fund’s largest overweight positions relative to the benchmark were in the industrials and utilities sectors, while the largest underweight positions were in the consumer discretionary and technology sectors.

    The convertibles market had a challenging 2022 and we believe volatility may continue into 2023. Regardless of the market environment, we seek to avoid issue-specific underperformers and we continue to seek companies with healthy balance sheets and reasonable valuations that can benefit from the current economic environment.

    Thank you for your continued investment in Invesco Convertible Securities Fund and for sharing our commitment to a long-term investment horizon.

1	Source: Bloomberg LP

2	Source: US Federal Reserve

3	Source: US Bureau of Labor Statistics

4	Source: Lipper Inc.

5	Source: BofA Global Research, ICE Data Indices, LLC

6	Source: BofA Global Research

Portfolio manager(s):

Ellen Gold - Lead

Ramez Nashed

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

3	Invesco Convertible Securities Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/12

1 Source: RIMES Technologies Corp.

2 Source: Lipper Inc.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

4	Invesco Convertible Securities Fund

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges
Class A Shares
Inception (7/28/97)	6.76%
10 Years	7.45
5 Years	7.51
1 Year	-20.36
Class C Shares
Inception (7/28/97)	6.74%
10 Years	7.43
5 Years	7.92
1 Year	-17.17
Class Y Shares
Inception (7/28/97)	7.26%
10 Years	8.32
5 Years	8.99
1 Year	-15.51
Class R5 Shares
Inception (5/23/11)	7.44%
10 Years	8.36
5 Years	9.01
1 Year	-15.51
Class R6 Shares
Inception (9/24/12)	8.34%
10 Years	8.45
5 Years	9.10
1 Year	-15.45

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Morgan Stanley Convertible Securities Trust, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Convertible Securities Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

5	Invesco Convertible Securities Fund

Supplemental Information

Invesco Convertible Securities Fund’s investment objective is total return through growth of capital and current income.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2022, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎

The ICE BofA U.S. Convertible Index tracks the performance of US-dollar-denominated convertible securities that are not currently in bankruptcy and have total market values of more than $50 million at issuance.

∎	The Lipper Convertible Securities Funds Index is an unmanaged index considered representative of convertible securities funds tracked by Lipper.
∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

6	Invesco Convertible Securities Fund

Fund Information

Portfolio Composition

By sector	% of total net assets

Information Technology	26.92%

Health Care	19.70

Consumer Discretionary	10.94

Utilities	8.74

Industrials	8.44

Communication Services	7.55

Financials	7.27

Energy	4.47

Other Sectors, Each Less than 2% of Net Assets	2.60

Money Market Funds Plus Other Assets Less Liabilities	3.37

Top Five Debt Issuers*

		% of total net assets

1.	Microchip Technology Inc.	2.36%

2.	Dexcom, Inc.	1.92

3.	NiSource, Inc.	1.75

4.	Ford Motor Co.	1.71

5.	American Electric Power Co., Inc.	1.70

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*	Excluding money market fund holdings, if any.

Data presented here are as of December 31, 2022.

7	Invesco Convertible Securities Fund

Schedule of Investments(a)

December 31, 2022

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–79.38%
Aerospace & Defense–1.60%
Axon Enterprise, Inc., Conv., 0.50%, 12/15/2027(b)	$6,000,000	$5,976,000

Parsons Corp., Conv., 0.25%, 08/15/2025	9,000,000	10,273,500

		16,249,500

Airlines–1.03%
American Airlines Group, Inc., Conv., 6.50%, 07/01/2025	4,568,000	4,837,512

Southwest Airlines Co., Conv., 1.25%, 05/01/2025	4,731,000	5,699,672

		10,537,184

Apparel Retail–0.95%
Burlington Stores, Inc., Conv., 2.25%, 04/15/2025	8,410,000	9,713,550

Application Software–9.92%
Bentley Systems, Inc., Conv., 0.13%, 01/15/2026	7,674,000	7,037,058

Bill.com Holdings, Inc., Conv., 0.00%, 04/01/2027(c)	15,831,000	12,593,560

Blackline, Inc., Conv., 0.00%, 03/15/2026(c)	2,721,000	2,331,557

Box, Inc., Conv., 0.00%, 01/15/2026(c)	3,000,000	3,949,500

Coupa Software, Inc., Conv., 0.38%, 06/15/2026	11,030,000	10,660,495

Datadog, Inc., Conv., 0.13%, 06/15/2025	2,479,000	2,717,604

Dropbox, Inc., Conv., 0.00%, 03/01/2026(c)	9,383,000	8,519,764

Five9, Inc., Conv., 0.50%, 06/01/2025	10,701,000	9,828,868

Nice Ltd. (Israel), Conv., 0.00%, 09/15/2025(c)	9,925,000	9,403,938

RingCentral, Inc., Conv., 0.00%, 03/01/2025(c)	7,750,000	6,694,063

Splunk, Inc., Conv., 1.13%, 06/15/2027	14,793,000	12,556,298

Tyler Technologies, Inc., Conv., 0.25%, 03/15/2026	12,415,000	11,595,610

Workiva, Inc., Conv., 1.13%, 08/15/2026	2,500,000	3,095,000

		100,983,315

Asset Management & Custody Banks–1.10%
Ares Capital Corp., Conv., 4.63%, 03/01/2024	10,500,000	11,189,063

Automobile Manufacturers–1.71%
Ford Motor Co., Conv., 0.00%, 03/15/2026(c)	18,372,000	17,425,842

Biotechnology–6.59%
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027(b)	7,770,000	8,449,875

BioMarin Pharmaceutical, Inc., Conv., 1.25%, 05/15/2027	8,800,000	9,500,135

	Principal Amount	Value

Biotechnology–(continued)
Cerevel Therapeutics Holdings, Inc., Conv., 2.50%, 08/15/2027(b)	$2,500,000	$2,496,250

Exact Sciences Corp., Conv., 0.38%, 03/15/2027	6,371,000	5,287,930

Halozyme Therapeutics, Inc., Conv., 0.25%, 03/01/2027	3,900,000	3,795,187

1.00%, 08/15/2028(b)	4,079,000	4,825,967

Insmed, Inc., Conv.,
1.75%, 01/15/2025	3,283,000	3,094,228

0.75%, 06/01/2028	5,000,000	4,150,000

Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	11,700,000	13,966,875

Sarepta Therapeutics, Inc., Conv., 1.25%, 09/15/2027(b)	10,000,000	11,575,000

		67,141,447

Cable & Satellite–1.97%
Cable One, Inc., Conv., 1.13%, 03/15/2028	5,500,000	4,114,000

DISH Network Corp., Conv., 0.00%, 12/15/2025(c)	5,300,000	3,407,900

Liberty Broadband Corp.,
Conv.,
1.25%, 10/05/2023(b)(d)	5,290,000	5,131,300

2.75%, 10/05/2023(b)(d)	7,575,000	7,396,622

		20,049,822

Coal & Consumable Fuels–0.46%
Peabody Energy Corp., Conv., 3.25%, 03/01/2028(b)	3,000,000	4,720,500

Communications Equipment–0.64%
Lumentum Holdings, Inc., Conv., 0.50%, 12/15/2026	7,550,000	6,511,875

Construction Machinery & Heavy Trucks–1.13%
Greenbrier Cos., Inc. (The), Conv., 2.88%, 04/15/2028	13,000,000	11,524,500

Data Processing & Outsourced Services–1.47%
Block, Inc.,
Conv., 0.13%, 03/01/2025	2,000,000	1,912,500

0.00%, 05/01/2026(c)	7,653,000	6,233,369

Shift4 Payments, Inc., Conv., 0.00%, 12/15/2025(c)	6,815,000	6,785,184

		14,931,053

Distillers & Vintners–0.50%
MGP Ingredients, Inc., Conv., 1.88%, 11/15/2026(d)	4,000,000	5,055,200

Diversified Metals & Mining–0.15%
Lithium Americas Corp. (Canada), Conv., 1.75%, 01/15/2027	2,000,000	1,568,000

Education Services–0.44%
Stride, Inc., Conv., 1.13%, 09/01/2027	5,000,000	4,478,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Convertible Securities Fund

	Principal Amount	Value

Electric Utilities–1.70%
American Electric Power Co., Inc., Conv. Investment Units, 6.13%, 08/15/2023	$335,900	$17,325,722

Gas Utilities–0.55%
UGI Corp., Conv. Investment Units, 7.25%, 06/01/2024	64,300	5,557,128

Health Care Equipment–4.96%
CONMED Corp., Conv., 2.25%, 06/15/2027(b)	10,000,000	9,160,000

DexCom, Inc., Conv., 0.25%, 11/15/2025	17,880,000	19,533,900

Insulet Corp., Conv., 0.38%, 09/01/2026	11,300,000	16,012,100

Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	6,000,000	5,847,000

		50,553,000

Health Care Supplies–0.42%
Lantheus Holdings, Inc., Conv., 2.63%, 12/15/2027(b)	4,270,000	4,320,813

Health Care Technology–0.26%
NextGen Healthcare, Inc., Conv., 3.75%, 11/15/2027(b)	2,500,000	2,613,114

Hotel & Resort REITs–0.64%
Pebblebrook Hotel Trust, Conv., 1.75%, 12/15/2026	7,876,000	6,517,390

Hotels, Resorts & Cruise Lines–5.49%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(c)	10,450,000	8,626,475

Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	11,004,000	14,711,292

Expedia Group, Inc., Conv., 0.00%, 02/15/2026(c)	13,034,000	11,416,853

Marriott Vacations Worldwide Corp., Conv., 3.25%, 12/15/2027(b)	9,000,000	8,910,000

Royal Caribbean Cruises Ltd., Conv., 4.25%, 06/15/2023	4,346,000	4,334,056

6.00%, 08/15/2025(b)	6,300,000	7,944,300

		55,942,976

Interactive Home Entertainment–0.40%
Spotify USA, Inc., Conv., 0.00%, 03/15/2026(c)	5,000,000	4,050,000

Interactive Media & Services–0.76%
Snap, Inc., Conv., 0.00%, 05/01/2027(c)	11,000,000	7,738,500

Internet & Direct Marketing Retail–0.85%
Etsy, Inc., Conv., 0.13%, 09/01/2027	4,778,000	4,789,945
0.25%, 06/15/2028	4,450,000	3,832,785

		8,622,730

	Principal Amount	Value

Internet Services & Infrastructure–4.17%
Akamai Technologies, Inc.,
Conv.,
0.13%, 05/01/2025	$6,600,000	$6,963,000

0.38%, 09/01/2027	3,500,000	3,388,000

Cloudflare, Inc., Conv., 0.00%, 08/15/2026(c)	12,560,000	10,299,200

Okta, Inc., Conv., 0.38%, 06/15/2026	8,582,000	7,251,790

Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	9,000,000	7,728,750

Wix.com Ltd. (Israel), Conv., 0.00%, 07/01/2023(c)	7,000,000	6,834,100

		42,464,840

Investment Banking & Brokerage–1.24%
JPMorgan Chase Financial Co. LLC,Conv.,
0.25%, 05/01/2023(b)	12,378,000	12,656,505

Leisure Facilities–0.85%
Vail Resorts, Inc., Conv., 0.00%, 01/01/2026(c)	9,262,000	8,636,815

Life Sciences Tools & Services–1.23%
Illumina, Inc., Conv., 0.00%, 08/15/2023(c)	10,000,000	9,709,757

NeoGenomics, Inc., Conv., 0.25%, 01/15/2028	4,275,000	2,805,683

		12,515,440

Movies & Entertainment–2.80%
IMAX Corp., Conv., 0.50%, 04/01/2026	5,260,000	4,462,647

Liberty Media Corp., Conv., 0.50%, 09/01/2024(b)(d)	13,300,000	13,296,757

Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027(b)	11,200,000	10,757,600

		28,517,004

Multi-Utilities–1.75%
NiSource, Inc., Conv. Investment Units, 7.75%, 03/01/2024	172,700	17,833,002

Oil & Gas Exploration & Production–4.01%
EQT Corp., Conv., 1.75%, 05/01/2026	5,584,000	12,993,968

Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029(b)	10,857,000	11,725,560

Pioneer Natural Resources Co., Conv., 0.25%, 05/15/2025	6,878,000	16,073,886

		40,793,414

Packaged Foods & Meats–1.31%
Post Holdings, Inc., Conv., 2.50%, 08/15/2027(b)	12,670,000	13,369,384

Pharmaceuticals–0.74%
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	8,300,000	7,516,688

Renewable Electricity–1.38%
NextEra Energy Partners L.P., Conv., 2.50%, 06/15/2026(b)	12,000,000	11,256,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Convertible Securities Fund

	Principal Amount	Value

Renewable Electricity–(continued)
Sunnova Energy International, Inc., Conv., 2.63%, 02/15/2028(b)	$3,500,000	$2,843,750

		14,099,750

Research & Consulting Services–1.33%
KBR, Inc., Conv., 2.50%, 11/01/2023	6,430,000	13,589,805

Restaurants–0.65%
Cheesecake Factory, Inc. (The), Conv., 0.38%, 06/15/2026	7,998,000	6,593,351

Semiconductor Equipment–1.69%
Enphase Energy, Inc., Conv., 0.00%, 03/01/2028(c)	11,450,000	13,446,880

SolarEdge Technologies, Inc., Conv., 0.00%, 09/15/2025(c)	3,000,000	3,739,500

		17,186,380

Semiconductors–6.00%
Impinj, Inc., Conv., 1.13%, 05/15/2027	5,200,000	6,266,000

MACOM Technology Solutions Holdings, Inc., Conv., 0.25%, 03/15/2026	7,200,000	7,160,400

Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	22,324,000	24,054,110

ON Semiconductor Corp., Conv., 0.00%, 05/01/2027(c)	4,000,000	5,320,000

Silicon Laboratories, Inc., Conv., 0.63%, 06/15/2025	4,275,000	5,362,560

Wolfspeed, Inc.,
Conv.,
0.25%, 02/15/2028(b)	4,200,000	3,641,400

1.88%, 12/01/2029(b)	10,231,000	9,264,170

		61,068,640

Systems Software–1.83%
Palo Alto Networks, Inc., Conv., 0.38%, 06/01/2025	9,000,000	13,333,500

Rapid7, Inc., Conv., 0.25%, 03/15/2027	6,775,000	5,325,107

		18,658,607

Technology Hardware, Storage & Peripherals–1.20%
Western Digital Corp., Conv., 1.50%, 02/01/2024	12,800,000	12,256,000

Trucking–1.51%
Lyft, Inc., Conv., 1.50%, 05/15/2025	2,650,000	2,346,468

Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(c)	15,350,000	13,005,385

		15,351,853

Total U.S. Dollar Denominated Bonds & Notes (Cost $843,389,676)		808,427,702

Abbreviations:

Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust

	Shares	Value

Preferred Stocks–17.25%
Asset Management & Custody Banks–0.51%
KKR & Co., Inc., 6.00%, Series C, Conv. Pfd.	91,213	$5,221,944

Diversified Banks–4.42%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	19,500	22,620,000

Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	18,900	22,396,500

		45,016,500

Electric Utilities–2.36%
NextEra Energy, Inc., 6.93%, Conv. Pfd.	479,400	24,061,086

Health Care Equipment–3.85%
Becton, Dickinson and Co., 6.00%, Series B, Conv. Pfd.	403,014	20,182,941

Boston Scientific Corp., 5.50%, Series A, Conv. Pfd.	165,481	19,000,529

		39,183,470

Independent Power Producers & Energy Traders–1.00%
AES Corp. (The), 6.88%, Conv. Pfd.	100,000	10,201,000

Industrial Machinery–1.84%
Chart Industries, Inc., 6.75%, Series B, Conv. Pfd.	100,000	5,064,000

RBC Bearings, Inc., 5.00%, Series A, Conv. Pfd.	133,044	13,647,653

		18,711,653

Life Sciences Tools & Services–1.65%
Danaher Corp., 5.00%, Series B, Conv. Pfd.	12,400	16,821,220

Wireless Telecommunication Services–1.62%
2020 Cash Mandatory Exchangeable Trust, 5.25%, Conv. Pfd.(b)	14,340	16,441,097

Total Preferred Stocks (Cost $175,741,274)		175,657,970

Money Market Funds–3.37%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(e)(f)	11,854,025	11,854,025

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(e)(f)	8,901,510	8,904,180

Invesco Treasury Portfolio, Institutional Class, 4.20%(e)(f)	13,547,457	13,547,457

Total Money Market Funds (Cost $34,301,910)		34,305,662

TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $1,053,432,860)		1,018,391,334

OTHER ASSETS LESS LIABILITIES-0.00%		43,633

NET ASSETS–100.00%		$1,018,434,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Convertible Securities Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2022 was $188,771,964, which represented 18.54% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value December 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 9,593,320	$122,513,990	$(120,253,285)	$-	$-	$11,854,025	$332,562
Invesco Liquid Assets Portfolio, Institutional Class	7,285,927	87,509,993	(85,895,204)	2,767	697	8,904,180	251,234
Invesco Treasury Portfolio, Institutional Class	10,963,794	140,015,989	(137,432,326)	-	-	13,547,457	371,235
Total	$27,843,041	$350,039,972	$(343,580,815)	$2,767	$697	$34,305,662	$955,031

(f)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Convertible Securities Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments in unaffiliated securities, at value (Cost $1,019,130,950)	$984,085,672

Investments in affiliated money market funds, at value (Cost $34,301,910)	34,305,662

Receivable for:
Fund shares sold	328,191

Dividends	839,259

Interest	1,675,796

Investment for trustee deferred compensation and retirement plans	91,434

Other assets	52,675

Total assets	1,021,378,689

Liabilities:
Payable for:
Fund shares reacquired	2,227,663

Amount due custodian	21,564

Accrued fees to affiliates	475,046

Accrued trustees’ and officers’ fees and benefits	4,057

Accrued other operating expenses	71,810

Trustee deferred compensation and retirement plans	143,582

Total liabilities	2,943,722

Net assets applicable to shares outstanding	$1,018,434,967

Net assets consist of:
Shares of beneficial interest	$1,049,840,712

Distributable earnings (loss)	(31,405,745)

$1,018,434,967

Net Assets:
Class A	$492,448,105

Class C	$21,914,575

Class Y	$345,452,810

Class R5	$555,990

Class R6	$158,063,487

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	23,353,207

Class C	1,048,084

Class Y	16,350,292

Class R5	26,370

Class R6	7,493,061

Class A:
Net asset value per share	$21.09

Maximum offering price per share (Net asset value of $21.09 ÷ 94.50%)	$22.32

Class C:
Net asset value and offering price per share	$20.91

Class Y:
Net asset value and offering price per share	$21.13

Class R5:
Net asset value and offering price per share	$21.08

Class R6:
Net asset value and offering price per share	$21.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Convertible Securities Fund

Statement of Operations

For the year ended December 31, 2022

Investment income:
Interest	$8,714,597

Dividends	10,166,291

Dividends from affiliated money market funds	955,031

Total investment income	19,835,919

Expenses:
Advisory fees	5,504,917

Administrative services fees	157,595

Custodian fees	10,235

Distribution fees:
Class A	1,377,947

Class C	297,388

Transfer agent fees – A, C and Y	1,455,584

Transfer agent fees – R5	595

Transfer agent fees – R6	27,445

Trustees’ and officers’ fees and benefits	28,276

Registration and filing fees	109,143

Reports to shareholders	35,889

Professional services fees	59,982

Other	21,748

Total expenses	9,086,744

Less: Fees waived and/or expense offset arrangement(s)	(56,970)

Net expenses	9,029,774

Net investment income	10,806,145

Realized and unrealized gain (loss) from:

Net realized gain from:
Unaffiliated investment securities	3,485,371

Affiliated investment securities	697

3,486,068

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(216,572,399)

Affiliated investment securities	2,767

(216,569,632)

Net realized and unrealized gain (loss)	(213,083,564)

Net increase (decrease) in net assets resulting from operations	$(202,277,419)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Convertible Securities Fund

Statement of Changes in Net Assets

For the years ended December 31, 2022 and 2021

	2022	2021

Operations:
Net investment income	$10,806,145	$7,385,681

Net realized gain	3,486,068	308,607,088

Change in net unrealized appreciation (depreciation)	(216,569,632)	(250,679,173)

Net increase (decrease) in net assets resulting from operations	(202,277,419)	65,313,596

Distributions to shareholders from distributable earnings:
Class A	(18,142,854)	(151,866,092)

Class C	(644,843)	(10,126,673)

Class Y	(14,432,013)	(133,876,860)

Class R5	(22,202)	(163,041)

Class R6	(5,880,841)	(11,990,219)

Total distributions from distributable earnings	(39,122,753)	(308,022,885)

Share transactions-net:
Class A	(53,910,378)	113,132,118

Class C	(15,661,262)	(8,545,267)

Class Y	(120,239,335)	18,943,866

Class R5	(3,856)	(1,040,071)

Class R6	123,442,993	5,015,733

Net increase (decrease) in net assets resulting from share transactions	(66,371,838)	127,506,379

Net increase (decrease) in net assets	(307,772,010)	(115,202,910)

Net assets:
Beginning of year	1,326,206,977	1,441,409,887

End of year	$1,018,434,967	$1,326,206,977

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Convertible Securities Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Year ended 12/31/22	$25.93	$0.20	$(4.26)	$(4.06)	$(0.19)	$(0.59)	$(0.78)	$21.09	(15.72)%		$492,448	0.93%		0.93%		0.86%		45%
Year ended 12/31/21	31.91	0.14	1.17	1.31	(0.23)	(7.06)	(7.29)	25.93	4.68		666,916	0.88		0.88		0.43		61
Year ended 12/31/20	24.64	0.23	10.47	10.70	(0.37)	(3.06)	(3.43)	31.91	44.35		675,347	0.91		0.91		0.84		65
Year ended 12/31/19	21.42	0.28	4.28	4.56	(0.36)	(0.98)	(1.34)	24.64	21.42	(d)	473,599	0.90	(d)	0.90	(d)	1.13	(d)	57
Year ended 12/31/18	24.41	0.28	(0.62)	(0.34)	(0.57)	(2.08)	(2.65)	21.42	(1.71	)(e)	407,548	0.90	(e)	0.90	(e)	1.09	(e)	62
Class C
Year ended 12/31/22	25.72	0.03	(4.22)	(4.19)	(0.03)	(0.59)	(0.62)	20.91	(16.35	)(f)	21,915	1.66	(f)	1.66	(f)	0.13	(f)	45
Year ended 12/31/21	31.73	(0.09)	1.16	1.07	(0.02)	(7.06)	(7.08)	25.72	3.94	(g)	44,798	1.60	(g)	1.60	(g)	(0.29	)(g)	61
Year ended 12/31/20	24.51	0.03	10.41	10.44	(0.16)	(3.06)	(3.22)	31.73	43.25		61,221	1.66		1.66		0.09		65
Year ended 12/31/19	21.31	0.10	4.26	4.36	(0.18)	(0.98)	(1.16)	24.51	20.54	(d)	65,607	1.63	(d)	1.63	(d)	0.40	(d)	57
Year ended 12/31/18	24.30	0.08	(0.62)	(0.54)	(0.37)	(2.08)	(2.45)	21.31	(2.48	)(e)	81,529	1.66	(e)	1.66	(e)	0.33	(e)	62
Class Y
Year ended 12/31/22	25.98	0.26	(4.27)	(4.01)	(0.25)	(0.59)	(0.84)	21.13	(15.51)		345,453	0.68		0.68		1.11		45
Year ended 12/31/21	31.96	0.22	1.17	1.39	(0.31)	(7.06)	(7.37)	25.98	4.93		562,488	0.63		0.63		0.68		61
Year ended 12/31/20	24.68	0.30	10.48	10.78	(0.44)	(3.06)	(3.50)	31.96	44.69		647,484	0.66		0.66		1.09		65
Year ended 12/31/19	21.44	0.33	4.30	4.63	(0.41)	(0.98)	(1.39)	24.68	21.73		582,112	0.67		0.67		1.36		57
Year ended 12/31/18	24.44	0.33	(0.62)	(0.29)	(0.63)	(2.08)	(2.71)	21.44	(1.51)		583,289	0.66		0.66		1.33		62
Class R5
Year ended 12/31/22	25.93	0.26	(4.26)	(4.00)	(0.26)	(0.59)	(0.85)	21.08	(15.51)		556	0.64		0.64		1.15		45
Year ended 12/31/21	31.91	0.23	1.17	1.40	(0.32)	(7.06)	(7.38)	25.93	4.96		688	0.60		0.60		0.71		61
Year ended 12/31/20	24.65	0.31	10.46	10.77	(0.45)	(3.06)	(3.51)	31.91	44.70		1,773	0.64		0.64		1.11		65
Year ended 12/31/19	21.43	0.34	4.29	4.63	(0.43)	(0.98)	(1.41)	24.65	21.74		1,334	0.64		0.64		1.39		57
Year ended 12/31/18	24.43	0.34	(0.62)	(0.28)	(0.64)	(2.08)	(2.72)	21.43	(1.49)		1,081	0.64		0.64		1.35		62
Class R6
Year ended 12/31/22	25.94	0.27	(4.26)	(3.99)	(0.27)	(0.59)	(0.86)	21.09	(15.45)		158,063	0.57		0.57		1.22		45
Year ended 12/31/21	31.92	0.25	1.17	1.42	(0.34)	(7.06)	(7.40)	25.94	5.06		51,316	0.52		0.52		0.79		61
Year ended 12/31/20	24.65	0.33	10.47	10.80	(0.47)	(3.06)	(3.53)	31.92	44.86		55,585	0.56		0.56		1.19		65
Year ended 12/31/19	21.43	0.36	4.29	4.65	(0.45)	(0.98)	(1.43)	24.65	21.82		42,492	0.56		0.56		1.47		57
Year ended 12/31/18	24.43	0.36	(0.62)	(0.26)	(0.66)	(2.08)	(2.74)	21.43	(1.41)		47,908	0.56		0.56		1.43		62

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% and 0.96% for Class A and Class C shares, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 1.00% for Class A and Class C shares, respectively.

(f)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98% for Class C shares.
(g)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97% for Class C shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Convertible Securities Fund

Notes to Financial Statements

December 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income

16	Invesco Convertible Securities Fund

and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Other Risks - During the period, the Fund experienced a low interest rate environment created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

The market values of convertible securities are affected by market interest rates, the risk of actual issuer default on interest or principal payments and the value of the underlying common stock into which the convertible security may be converted. Additionally, a convertible security is subject to the same types of market and issuer risks as apply to the underlying common stock. In addition, certain convertible securities are subject to involuntary conversions and may undergo principal write-downs upon the occurrence of certain triggering events, and, as a result, are subject to an increased risk of loss. Convertible securities may be rated below investment grade.

Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Preferred securities also may be subordinated to bonds or other debt instruments, subjecting them to a greater risk of non-payment, may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer.

J.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

17	Invesco Convertible Securities Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $750 million	0.520%

Next $250 million	0.470%

Next $500 million	0.420%

Next $500 million	0.395%

Next $1 billion	0.370%

Over $3 billion	0.345%

For the year ended December 31, 2022, the effective advisory fee rate incurred by the Fund was 0.50%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the year ended December 31, 2022, the Adviser waived advisory fees of $54,108.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A – up to 0.25% of the average daily net assets of Class A shares; and (2) Class C – up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly.

For the year ended December 31, 2022, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2022, IDI advised the Fund that IDI retained $52,279 in front-end sales commissions from the sale of Class A shares and $7,569 and $1,146 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

18	Invesco Convertible Securities Fund

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$ –	$808,427,702	$–	$808,427,702

Preferred Stocks	175,657,970	–	–	175,657,970

Money Market Funds	34,305,662	–	–	34,305,662

Total Investments	$209,963,632	$808,427,702	$–	$1,018,391,334

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,862.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2022 and 2021:

	2022	2021

Ordinary income*	$12,728,268	$70,309,654

Long-term capital gain	26,394,485	237,713,231

Total distributions	$39,122,753	$308,022,885

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2022

Undistributed ordinary income	$8,440,184

Net unrealized appreciation (depreciation) – investments	(39,726,355)

Temporary book/tax differences	(119,574)

Shares of beneficial interest	1,049,840,712

Total net assets	$1,018,434,967

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to amortization and accretion on debt securities, convertible securities and deemed dividends.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund does not have a capital loss carryforward as of December 31, 2022.

19	Invesco Convertible Securities Fund

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2022 was $476,585,832 and $599,995,371, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 45,884,658

Aggregate unrealized (depreciation) of investments	(85,611,013)

Net unrealized appreciation (depreciation) of investments	$(39,726,355)

Cost of investments for tax purposes is $1,058,117,689.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of amortization and accretion on debt securities, amortizing notes, contingent payment debt instruments, deemed dividends and distributions, on December 31, 2022, undistributed net investment income was increased by $178,119 and undistributed net realized gain (loss) was decreased by $178,119. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.

NOTE 10–Share Information

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	1,247,434	$28,648,289	2,225,201	$71,875,399

Class C	96,634	2,193,782	253,145	8,233,496

Class Y	4,114,601	94,372,792	3,594,448	115,396,099

Class R5	518	11,755	3,002	97,564

Class R6	6,365,089	142,204,287	243,871	7,971,409

Issued as reinvestment of dividends:
Class A	716,823	15,556,769	5,045,961	128,254,323

Class C	27,741	594,742	364,490	9,148,278

Class Y	499,435	10,874,856	4,066,152	103,633,142

Class R5	927	20,114	6,184	159,008

Class R6	257,346	5,569,262	394,754	10,058,666

Automatic conversion of Class C shares to Class A shares:
Class A	359,355	8,145,807	440,478	14,352,361

Class C	(362,500)	(8,145,807)	(443,296)	(14,352,361)

Reacquired:
Class A	(4,688,973)	(106,261,243)	(3,159,375)	(101,349,965)

Class C	(455,541)	(10,303,979)	(362,087)	(11,574,680)

Class Y	(9,912,476)	(225,486,983)	(6,272,312)	(200,085,375)

Class R5	(1,626)	(35,725)	(38,183)	(1,296,643)

Class R6	(1,107,651)	(24,330,556)	(401,808)	(13,014,342)

Net increase (decrease) in share activity	(2,842,864)	$(66,371,838)	5,960,625	$127,506,379

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

20	Invesco Convertible Securities Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Convertible Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Convertible Securities Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

21	Invesco Convertible Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2022 through December 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/22)	Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,033.80	$4.77	$1,020.52	$4.74	0.93%
Class C	1,000.00	1,029.80	8.49	1,016.84	8.44	1.66
Class Y	1,000.00	1,035.10	3.49	1,021.78	3.47	0.68
Class R5	1,000.00	1,034.90	3.23	1,022.03	3.21	0.63
Class R6	1,000.00	1,035.30	2.82	1,022.43	2.80	0.55

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

22	Invesco Convertible Securities Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2022:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$26,394,485
Qualified Dividend Income*	57.59%
Corporate Dividends Received Deduction*	57.59%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	18.46%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

23	Invesco Convertible Securities Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] - 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			189	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Invesco Convertible Securities Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown - 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	189

Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit)

Formerly: President and Director

Director of Grahamtastic Connection (non-profit)

Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	189	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones - 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	189	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman - 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			189	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	189	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	189	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Invesco Convertible Securities Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			189	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	189	None
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	189	None
Daniel S. Vandivort - 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	189	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3	Invesco Convertible Securities Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; and Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; Secretary, Invesco Indexing LLC; and Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; and Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Invesco Convertible Securities Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes - 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Invesco Convertible Securities Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. - 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6	Invesco Convertible Securities Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	MS-CSEC-AR-1

Annual Report to Shareholders	December 31, 2022

Invesco Income Advantage International Fund

Nasdaq:

A: GTNDX ∎ C: GNDCX ∎ R: GTNRX ∎ Y: GTNYX ∎ R5: GNDIX ∎ R6:GNDSX

2	Management’s Discussion

2	Performance Summary

3	Long-Term Fund Performance

5	Supplemental Information

7	Schedule of Investments

14	Financial Statements

17	Financial Highlights

18	Notes to Financial Statements

26	Report of Independent Registered Public Accounting Firm

27	Fund Expenses

28	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the fiscal year ended December 31, 2022, Class A shares of Invesco Income Advantage International Fund (the Fund), at net asset value (NAV), outperformed the MSCI All Country World ex USA Index, the Fund’s broad market/style-specific benchmark.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-12.16%
Class C Shares	-12.72
Class R Shares	-12.28
Class Y Shares	-11.90
Class R5 Shares	-11.87
Class R6 Shares	-11.89
MSCI All Country World ex USA Index▼ (Broad Market/Style-Specific Index)	-16.00
Lipper Global Equity Income Funds Index∎ (Peer Group Index)	-10.06

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

Market conditions and your Fund

Global equity markets declined in the first half of 2022 amid volatility sparked by Russia’s invasion of Ukraine, rising commodity prices, rampant global inflation and central banks shifting toward tighter monetary policy. Russia’s invasion exacerbated inflationary pressures, disrupting already strained supply chains, and increasing shortages of oil, gas and raw materials, with the price of oil rising sharply.

    Inflation headwinds continued into the third quarter of 2022. The US Federal Reserve (the Fed), the European Central Bank and the Bank of England all raised interest rates. In contrast, the People’s Bank of China lowered its policy rate and the Bank of Japan kept rates the same. Emerging market equities, hampered by the strong US dollar, underper-formed developed market equities.

    Global equity markets posted gains for the fourth quarter of 2022, after better inflation data sparked a rally in October and Novem-ber. However, investor sentiment worsened in December after central banks signaled continued interest rate hikes into 2023 as inflation remained above target levels. International stocks outperformed US stocks in the fourth quarter, led by results in Europe and the UK. Emerging market equities also posted gains for the fourth quarter of 2022, boosted by China, which eased its zero-COVID-19 policy and started to reopen even as COVID-19 infections surged.

    Despite the rebound in the fourth quarter of 2022, at the end of the fiscal year ended December 31, 2022, trailing one-year returns for developed market equities and emerging market equities were both in negative territory.

    The end of this fiscal year marked the Fund’s first full year under the new portfolio management team (the “team”) and with the new investment strategy. The team’s investment strategy seeks to generate high income from diversified exposure to international equity markets, while providing some downside protection in the event of broad equity market downturns and also providing equity market upside participation. The team seeks to achieve the investment objectives by investing in two sub-portfolios: 1) a diversified portfolio of international stocks determined by their exposures to what the team believes to be historically rewarded factors, including momentum, value, quality and low volatility; and 2) a portfolio of equity-linked notes (ELNs), which the team customizes in an effort to provide high-income and defensive exposure to broad international equity markets.

    For the fiscal year ended December 31, 2022, the Fund outperformed the MSCI All Country World ex USA Index with performance behavior that was in-line with the team’s expectations for the Fund. With more sustained volatility returning to equity markets, the value of the Fund’s structural downside risk mitigation was realized. Consistent with the overall direction of broad equity market performance, the Fund’s sub-portfolio of diversified, factor-oriented international stocks detracted in absolute terms while the Fund’s outperformance over the fiscal year was largely driven by the sub-portfolio of customized ELNs. The team’s customized ELNs are structured to include a pre-defined downside buffer relative to a reference broad-based equity security index or an exchange-traded fund that passively tracks such an index. We believe the Fund’s ELN sub-portfolio helped reduce downside impact to Fund performance, relative to the Fund’s benchmark, during the periods of market drawdowns. In addition to the downside performance buffer, we believe the ELN sub-portfolio also aided results by delivering a high level of income, which was higher than the dividend yield of the benchmark index.

Thank you for investing in Invesco Income Advantage International Fund.

Portfolio manager(s):

Mark Ahnrud

John Burrello

Chris Devine

Scott Hixon

Christian Ulrich

Scott Wolle - Lead

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2 Invesco Income Advantage International Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/12

1	Source: RIMES Technologies Corp.
2	Source: Lipper Inc.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3 Invesco Income Advantage International Fund

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges

Class A Shares
Inception (9/15/97)	4.57%
10 Years	3.14
5 Years	-1.04
1 Year	-17.01

Class C Shares
Inception (1/2/98)	4.81%
10 Years	3.11
5 Years	-0.65
1 Year	-13.54

Class R Shares
Inception (10/31/05)	2.91%
10 Years	3.47
5 Years	-0.14
1 Year	-12.28

Class Y Shares
Inception (10/3/08)	4.53%
10 Years	3.99
5 Years	0.35
1 Year	-11.90

Class R5 Shares
Inception (4/30/04)	4.45%
10 Years	4.14
5 Years	0.46
1 Year	-11.87

Class R6 Shares
10 Years	3.94%
5 Years	0.45
1 Year	-11.89

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4 Invesco Income Advantage International Fund

Supplemental Information

Invesco Income Advantage International Fund’s investment objective is income and long-term growth of capital.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2022, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎

The MSCI All Country World ex USA® Index is an index considered repre-sentative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

∎	The Lipper Global Equity Income Funds Index is an unmanaged Index considered representative of global equity income funds tracked by Lipper.
∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5 Invesco Income Advantage International Fund

Fund Information

Portfolio Composition

By sector	% of total net assets
Financials	35.26%
Industrials	7.51
Health Care	6.74
Consumer Staples	5.31
Information Technology	4.89
Materials	4.73
Consumer Discretionary	4.35
Communication Services	4.33
Energy	4.10
Other Sectors, Each Less than 2% of Net Assets	2.29
Money Market Funds Plus Other Assets Less Liabilities	20.49

Top 10 Equity Holdings*

		% of total net assets
1.	Roche Holding AG	1.38%
2.	Novo Nordisk A/S, Class B	1.20
3.	Nestle S.A.	0.94
4.	Novartis AG	0.86
5.	Taiwan Semiconductor Manufacturing Co. Ltd.	0.80
6.	AstraZeneca PLC	0.78
7.	ASML Holding N.V.	0.70
8.	Resona Holdings, Inc.	0.63
9.	Unilever PLC	0.58
10.	Sanofi	0.57

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*	Excluding money market fund holdings, if any.

Data presented here are as of December 31, 2022.

6                                    Invesco Income Advantage International Fund

Schedule of Investments

December 31, 2022

	Shares	Value
Common Stocks & Other Equity Interests–52.45%

Australia–2.88%
Ampol Ltd.	487	$ 9,348
APA Group	2,821	20,654
Aurizon Holdings Ltd.	11,403	28,762
BHP Group Ltd.	10,536	326,207
BlueScope Steel Ltd.	814	9,278
Brambles Ltd.	5,575	45,787
Coles Group Ltd.	1,492	16,897
CSL Ltd.	672	131,034
Endeavour Group Ltd.	809	3,513
Flutter Entertainment PLC(a)	158	21,596
Fortescue Metals Group Ltd.	2,490	34,714
Glencore PLC	17,800	119,025
Macquarie Group Ltd.	697	79,127
Mineral Resources Ltd.	104	5,471
Rio Tinto Ltd.	1,834	144,538
Rio Tinto PLC	4,485	314,695
Santos Ltd.	948	4,648
Sonic Healthcare Ltd.	537	10,949
South32 Ltd.	18,268	49,450
Telstra Group Ltd.	32,121	87,226
Wesfarmers Ltd.	3,535	110,383
WiseTech Global Ltd.	326	11,242
Woodside Energy Group Ltd.	1,972	47,713
Woolworths Group Ltd.	1,167	26,650
		1,658,907

Belgium–0.46%
Groupe Bruxelles Lambert N.V.	3,162	253,285
UCB S.A.	159	12,524
		265,809

Brazil–1.33%
Ambev S.A.	6,209	17,073
B3 S.A. - Brasil, Bolsa, Balcao	18,879	47,209
Banco BTG Pactual S.A.	7,876	35,681
Centrais Eletricas Brasileiras S.A.	1,431	11,416
Cia de Saneamento Basico do Estado de Sao Paulo	826	8,836
Localiza Rent a Car S.A.	1,368	13,777
Localiza Rent a Car S.A., Rts., expiring 1/31/23(a)	5	10
M Dias Branco S.A.	1,283	8,740
Petroleo Brasileiro S.A., Preference Shares	46,881	219,437
Rumo S.A.	4,232	14,903
Telefonica Brasil S.A.	2,641	19,002
TIM S.A.	15,463	36,178
Vale S.A.	17,947	304,825
WEG S.A.	3,029	22,061
Yara International ASA	129	5,672
		764,820

Canada–5.30%
Alimentation Couche-Tard, Inc.	797	35,023
ARC Resources Ltd.	1,457	19,638

	Shares	Value
Canada–(continued)
BCE, Inc.	1,355	$ 59,534
Brookfield Corp.	2,299	72,298
Canadian National Railway Co.	2,445	290,439
Canadian Natural Resources Ltd.	2,324	129,056
Canadian Pacific Railway Ltd.	1,921	143,224
CCL Industries, Inc., Class B	1,195	51,048
Cenovus Energy, Inc.	1,644	31,897
CGI, Inc., Class A(a)	517	44,564
Constellation Software, Inc.	77	120,218
Dollarama, Inc.	1,043	61,001
Emera, Inc.	124	4,739
Enbridge, Inc.	2,985	116,666
Fairfax Financial Holdings Ltd.	81	47,982
Fortis, Inc.	1,552	62,103
Franco-Nevada Corp.	40	5,453
George Weston Ltd.	167	20,720
Hydro One Ltd.(b)	1,569	42,029
Imperial Oil Ltd.	922	44,908
Intact Financial Corp.	548	78,885
Loblaw Cos. Ltd.	961	84,971
Magna International, Inc.	927	52,074
Manulife Financial Corp.	18,094	322,725
Metro, Inc.	531	29,401
Nutrien Ltd.	1,729	126,227
Open Text Corp.	1,738	51,498
Pembina Pipeline Corp.	171	5,804
Power Corp. of Canada	3,696	86,941
Quebecor, Inc., Class B	1,055	23,531
Ritchie Bros. Auctioneers, Inc.	91	5,256
Rogers Communications, Inc., Class B	1,146	53,635
Saputo, Inc.	444	10,992
Shaw Communications, Inc., Class B	2,096	60,388
Sun Life Financial, Inc.	2,286	106,112
Suncor Energy, Inc.	5,891	186,867
TC Energy Corp.	1,344	53,581
Teck Resources Ltd., Class B	2,102	79,438
TELUS Corp.	1,082	20,881
TFI International, Inc.	378	37,859
Thomson Reuters Corp.	331	37,759
Tourmaline Oil Corp.	1,456	73,467
West Fraser Timber Co. Ltd.	788	56,900
WSP Global, Inc.	49	5,685
		3,053,417

Chile–0.03%
Antofagasta PLC	100	1,857
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	192	15,527
		17,384

China–2.85%
Alibaba Group Holding Ltd.(a)	14,720	162,526
ANTA Sports Products Ltd.	1,235	16,192
Autohome, Inc., ADR	246	7,528
China Coal Energy Co. Ltd., H Shares	15,818	12,803

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7 Invesco Income Advantage International Fund

	Shares	Value
China–(continued)
China Feihe Ltd.(b)	16,147	$ 13,601
China Hongqiao Group Ltd.	19,882	18,615
China Life Insurance Co. Ltd., H Shares	89,440	153,578
China National Building Material Co. Ltd., H Shares	29,415	24,163
China Petroleum & Chemical Corp., H Shares	249,893	120,772
China Shenhua Energy Co. Ltd., H Shares	8,491	24,443
China Tower Corp. Ltd., H Shares(b)	372,908	40,137
CITIC Ltd.	79,912	84,372
COSCO SHIPPING Holdings Co. Ltd., H Shares	32,458	33,107
CSPC Pharmaceutical Group Ltd.	5,663	5,950
Daqo New Energy Corp., ADR(a)	378	14,595
Dongfeng Motor Group Co. Ltd., H Shares	84,221	48,347
ENN Energy Holdings Ltd.	1,236	17,243
Fufeng Group Ltd.	17,300	10,492
Haichang Ocean Park Holdings Ltd.(a)(b)	6,080	1,243
JD.com, Inc., A Shares	1,980	55,658
Kingboard Holdings Ltd.	8,271	26,336
Koolearn Technology Holding Ltd.(a)(b)	2,152	14,408
Kunlun Energy Co. Ltd.	37,958	26,921
Lenovo Group Ltd.	33,927	27,868
Lufax Holding Ltd., ADR	13,622	26,427
NetEase, Inc.	3,220	46,936
New Oriental Education & Technology Group, Inc., ADR(a)	433	15,077
Nongfu Spring Co. Ltd., H Shares(b)	5,899	33,335
NXP Semiconductors N.V.	255	40,298
People’s Insurance Co. Group of China Ltd. (The), H Shares	161,382	53,556
PetroChina Co. Ltd., H Shares	203,775	93,283
PICC Property & Casualty Co. Ltd., H Shares	49,020	46,399
Pinduoduo, Inc., ADR(a)	1,715	139,858
Ping An Insurance (Group) Co. of China Ltd., H Shares	16,482	108,784
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares	1,902	7,205
Sino Biopharmaceutical Ltd.	23,742	13,903
Tencent Music Entertainment Group, ADR(a)	1,883	15,591
Yangzijiang Shipbuilding Holdings Ltd.	20,789	21,023
Yankuang Energy Group Co. Ltd., H Shares	3,996	12,114
Yum China Holdings, Inc.	153	8,361
		1,643,048

Denmark–1.56%
AP Moller - Maersk A/S, Class B	82	184,177
Carlsberg A/S, Class B	23	3,045
Novo Nordisk A/S, Class B	5,114	692,435
Tryg A/S	876	20,778
		900,435

Finland–0.29%
Kone OYJ, Class B	356	18,440
Neste OYJ	175	8,083
Sampo OYJ, Class A	767	40,105
UPM-Kymmene OYJ	2,626	98,438
		165,066

France–4.26%
Air Liquide S.A.	987	140,390
Arkema S.A.	7	631

	Shares	Value
France–(continued)
AXA S.A.	5,341	$ 148,858
Bollore SE	7,512	42,097
Bouygues S.A.	1,813	54,390
Capgemini SE	103	17,274
Carrefour S.A.	1,975	33,046
Cie Generale des Etablissements Michelin S.C.A.	559	15,544
Danone S.A.	1,951	102,786
Dassault Systemes SE	670	24,165
Edenred	186	10,121
Eiffage S.A.	173	17,059
ENGIE S.A.	4,415	63,241
EssilorLuxottica S.A.	255	46,434
Hermes International	26	40,122
Kering S.A.	105	53,737
Legrand S.A.	558	44,929
L’Oreal S.A.	520	186,546
LVMH Moet Hennessy Louis Vuitton SE	303	220,113
Orange S.A.	10,059	100,021
Pernod Ricard S.A.	315	61,916
Publicis Groupe S.A.	620	39,370
Renault S.A.	692	23,056
Safran S.A.	472	58,983
Sanofi	3,384	327,438
Sartorius Stedim Biotech	2	652
Schneider Electric SE	791	111,246
SCOR SE	929	21,331
TotalEnergies SE	3,319	207,156
Vinci S.A.	1,387	138,527
Vivendi SE	10,186	97,471
Worldline S.A.(a)(b)	103	4,019
		2,452,669

Germany–2.60%
Allianz SE	957	205,780
Aroundtown S.A.	7,158	16,710
BASF SE	1,029	51,084
Bayer AG	153	7,900
Bayerische Motoren Werke AG	1,091	97,377
Daimler Truck Holding AG(a)	1,087	33,679
Deutsche Bank AG	6,404	72,586
Deutsche Boerse AG	446	76,953
Deutsche Post AG	1,727	65,008
Deutsche Telekom AG	3,690	73,603
Fresenius Medical Care AG & Co. KGaA	496	16,223
Fresenius SE & Co. KGaA	1,713	48,195
Hannover Rueck SE	37	7,355
HeidelbergCement AG	256	14,601
Knorr-Bremse AG	127	6,940
LEG Immobilien SE	74	4,822
Mercedes-Benz Group AG	1,914	125,604
Merck KGaA	211	40,862
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	231	75,113
Porsche Automobil Holding SE, Preference Shares	396	21,725
Rheinmetall AG	51	10,158
RWE AG	979	43,533
SAP SE	1,421	146,646

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco Income Advantage International Fund

	Shares	Value
Germany–(continued)
Siemens AG	267	$ 37,058
thyssenkrupp AG(a)	317	1,934
Volkswagen AG, Preference Shares	1,517	189,077
Vonovia SE	221	5,208
		1,495,734

Greece–0.20%
Hellenic Telecommunications Organization S.A.	5,720	89,334
JUMBO S.A.	1,441	24,599
		113,933

Hong Kong–0.84%
AIA Group Ltd.	5,142	56,649
CK Asset Holdings Ltd.	9,490	58,428
CK Hutchison Holdings Ltd.	17,023	102,195
Henderson Land Development Co. Ltd.	2,635	9,200
Hong Kong Exchanges & Clearing Ltd.	498	21,521
Jardine Matheson Holdings Ltd.	1,061	53,950
Kerry Properties Ltd.	11,487	25,022
MTR Corp. Ltd.	3,996	21,172
New World Development Co. Ltd.	2,890	8,147
Sun Hung Kai Properties Ltd.	6,992	95,683
Swire Pacific Ltd., Class A	3,272	28,697
WH Group Ltd.	9,251	5,382
		486,046

Hungary–0.09%
MOL Hungarian Oil & Gas PLC	7,735	54,029

India–0.46%
Adani Enterprises Ltd.	942	43,797
Dr. Reddy’s Laboratories Ltd., ADR	180	9,315
Infosys Ltd., ADR	5,143	92,626
Piramal Enterprises Ltd.	2,245	22,411
SBI Cards & Payment Services Ltd.	7,747	74,332
Tata Steel Ltd.	14,893	20,203
		262,684

Indonesia–0.22%
PT Adaro Energy Indonesia Tbk	107,777	26,586
PT Astra International Tbk	118,824	43,290
PT Telkom Indonesia (Persero) Tbk	225,337	54,286
		124,162

Ireland–0.33%
CRH PLC	2,917	115,491
Kerry Group PLC, Class A	846	76,341
		191,832

Israel–0.18%
Check Point Software Technologies Ltd.(a)	410	51,725
Elbit Systems Ltd.	119	19,365
Nice Ltd.(a)	156	30,241
		101,331

Italy–0.25%
Enel S.p.A.	3,220	17,318
Eni S.p.A.	3,613	51,609
Ferrari N.V.	178	38,084
Poste Italiane S.p.A.(b)	1,489	14,521

	Shares	Value
Italy–(continued)
Prysmian S.p.A.	321	$ 11,883
Snam S.p.A.	2,211	10,735
		144,150

Japan–8.61%
Ajinomoto Co., Inc.	899	27,412
Astellas Pharma, Inc.	1,698	25,761
Bridgestone Corp.	1,230	43,790
Brother Industries Ltd.	1,335	20,201
Canon, Inc.	3,595	77,735
Central Japan Railway Co.	355	43,673
Chugai Pharmaceutical Co. Ltd.	300	7,623
Dai Nippon Printing Co. Ltd.	810	16,239
Dai-ichi Life Holdings, Inc.	1,219	27,682
Daiichi Sankyo Co. Ltd.	5,213	167,064
Daito Trust Construction Co. Ltd.	59	6,064
Daiwa House Industry Co. Ltd.	816	18,724
Denso Corp.	245	12,010
East Japan Railway Co.	515	29,384
Ebara Corp.	448	16,069
Eisai Co. Ltd.	240	15,720
ENEOS Holdings, Inc.	14,222	48,424
FANUC Corp.	343	51,190
FUJIFILM Holdings Corp.	1,335	67,355
Fujitsu Ltd.	78	10,329
Hankyu Hanshin Holdings, Inc.	772	22,951
Hitachi Ltd.	1,055	53,093
Honda Motor Co. Ltd.	6,493	148,457
Hoya Corp.	366	35,412
Idemitsu Kosan Co. Ltd.	346	8,097
IHI Corp.	393	11,411
Inpex Corp.	3,611	38,531
ITOCHU Corp.	2,613	81,700
Japan Post Holdings Co. Ltd.	26,271	221,479
Japan Tobacco, Inc.	3,202	64,745
Kao Corp.	59	2,362
KDDI Corp.	5,913	178,715
Keyence Corp.	212	82,999
Kintetsu Group Holdings Co. Ltd.	166	5,502
Komatsu Ltd.	2,422	52,546
Konami Group Corp.	105	4,775
Kubota Corp.	2,283	31,449
Kyocera Corp.	890	44,415
Marubeni Corp.	1,926	22,010
Marui Group Co. Ltd.	4,559	75,740
MEIJI Holdings Co. Ltd.	89	4,570
Mitsubishi Chemical Group Corp.	2,445	12,632
Mitsubishi Corp.	3,281	106,146
Mitsubishi Electric Corp.	4,818	47,694
Mitsubishi Estate Co. Ltd.	2,398	31,032
Mitsubishi Heavy Industries Ltd.	1,276	50,495
Mitsui & Co. Ltd.	4,549	132,273
Mitsui Fudosan Co. Ltd.	1,286	23,494
Mitsui OSK Lines Ltd.	1,628	40,798
MS&AD Insurance Group Holdings, Inc.	1,062	33,990
Murata Manufacturing Co. Ltd.	553	27,744
NEC Corp.	538	18,823
Nexon Co. Ltd.	481	10,729

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9 Invesco Income Advantage International Fund

	Shares	Value
Japan–(continued)
NGK Insulators Ltd.	3,176	$ 40,505
Nintendo Co. Ltd.	2,297	96,188
Nippon Steel Corp.	1,698	29,564
Nippon Telegraph & Telephone Corp.	9,090	259,466
Nippon Yusen K.K.(c)	2,578	61,074
Nissan Motor Co. Ltd.	4,461	14,035
Nomura Holdings, Inc.	21,634	80,524
Nomura Research Institute Ltd.	406	9,652
Oji Holdings Corp.	22,375	90,511
Olympus Corp.	1,621	28,652
Oriental Land Co. Ltd.	102	14,860
ORIX Corp.	5,647	91,057
Otsuka Holdings Co. Ltd.	102	3,321
Pan Pacific International Holdings Corp.	591	10,971
Recruit Holdings Co. Ltd.	2,292	72,894
Resona Holdings, Inc.	66,421	364,885
Ricoh Co. Ltd.	1,229	9,427
SBI Holdings, Inc.	2,397	45,957
Secom Co. Ltd.	300	17,114
Seiko Epson Corp.	1,411	20,481
Seven & i Holdings Co. Ltd.	699	29,902
Shin-Etsu Chemical Co. Ltd.	400	48,734
SMC Corp.	132	55,866
SoftBank Corp.	11,278	127,518
SoftBank Group Corp.	1,175	49,759
Sompo Holdings, Inc.	798	35,433
Sony Group Corp.	417	31,799
Sumitomo Chemical Co. Ltd.	202	723
Sumitomo Corp.	1,898	31,473
Taisei Corp.	64	2,062
Takeda Pharmaceutical Co. Ltd.	6,793	212,173
Tokio Marine Holdings, Inc.	5,026	107,589
Tokyo Electric Power Co. Holdings, Inc.(a)	1,299	4,690
Tokyo Electron Ltd.	160	47,530
Tokyo Gas Co. Ltd.	274	5,387
Tokyu Corp.	1,572	19,799
Toppan, Inc.	1,459	21,539
Toshiba Corp.	334	11,708
Tosoh Corp.	7	83
Toyota Industries Corp.	1,303	71,041
Toyota Motor Corp.	14,765	201,795
Trend Micro, Inc.	168	7,856
Unicharm Corp.	170	6,519
Yakult Honsha Co. Ltd.	52	3,391
		4,954,765

Kuwait–0.15%
Mobile Telecommunications Co. KSCP	46,580	85,840

Luxembourg–0.17%
ArcelorMittal S.A.	3,719	97,237

Malaysia–0.15%
IHH Healthcare Bhd.	20,319	28,628
Tenaga Nasional Bhd.	27,473	60,053
		88,681

Mexico–0.15%
Grupo Bimbo S.A.B. de C.V., Series A	3,796	16,044

	Shares	Value
Mexico–(continued)
Wal-Mart de Mexico S.A.B. de C.V., Series V	20,658	$ 72,713
		88,757

Netherlands–1.96%
Argenx SE(a)	42	15,659
ASML Holding N.V.	739	400,023
ASR Nederland N.V.	564	26,741
EXOR N.V.(a)	1,304	95,188
Heineken Holding N.V.	551	42,427
Heineken N.V.	482	45,285
Koninklijke Ahold Delhaize N.V.	4,693	134,848
Koninklijke DSM N.V.	51	6,252
Koninklijke KPN N.V.	781	2,416
Koninklijke Philips N.V.	5,763	86,498
OCI N.V.	265	9,457
Randstad N.V.	63	3,847
Shell PLC	6,247	177,526
Universal Music Group N.V.	1,199	28,943
Wolters Kluwer N.V.	517	54,005
		1,129,115

New Zealand–0.02%
Spark New Zealand Ltd.	4,068	13,944

Norway–0.32%
Aker BP ASA	364	11,346
Equinor ASA	3,827	137,268
Gjensidige Forsikring ASA	1,698	33,321
Schibsted ASA, Class A	28	528
Telenor ASA	268	2,506
		184,969

Philippines–0.08%
SM Prime Holdings, Inc.	73,886	46,805

Poland–0.04%
Polski Koncern Naftowy ORLEN S.A.	1,390	20,329

Portugal–0.01%
Jeronimo Martins SGPS S.A.	134	2,897

Qatar–0.36%
Barwa Real Estate Co.	174,709	138,031
Ooredoo Q.P.S.C.	27,491	69,440
		207,471

Russia–0.00%
Tatneft PJSC, ADR(d)	576	0
X5 Retail Group N.V., GDR(b)(d)	422	0
		0

Singapore–0.00%
Jardine Cycle & Carriage Ltd.	83	1,773

South Africa–0.76%
Anglo American PLC	3,349	130,988
Aspen Pharmacare Holdings Ltd.	69	554
Exxaro Resources Ltd.	1,007	12,837
FirstRand Ltd.	16,183	59,108
Impala Platinum Holdings Ltd.	485	6,064
Investec Ltd.	7,213	45,629
Naspers Ltd., Class N	152	25,057

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10 Invesco Income Advantage International Fund

	Shares	Value
South Africa–(continued)
Old Mutual Ltd.	51,834	$ 31,863
Remgro Ltd.	5,767	45,122
Sappi Ltd.(a)	4,355	12,603
Sasol Ltd.	1,505	23,805
Shoprite Holdings Ltd.	747	9,938
Sibanye Stillwater Ltd.	2,741	7,277
Thungela Resources Ltd.	576	9,738
Woolworths Holdings Ltd.	4,724	18,443
		439,026

South Korea–1.40%
E-MART, Inc.	159	12,388
GS Holdings Corp.	820	28,528
HMM Co. Ltd.	2,502	39,018
Hyundai Mobis Co. Ltd.	122	19,449
Hyundai Motor Co.	2	240
Hyundai Steel Co.	280	6,835
Kia Corp.	441	20,800
KT Corp.	837	22,433
KT&G Corp.	633	45,771
Kumho Petrochemical Co. Ltd.	56	5,616
LG Chem Ltd.	15	7,176
LG Corp.	697	43,287
LG Display Co. Ltd.	2,643	26,245
LG Energy Solution Ltd.(a)	44	15,246
LG Uplus Corp.	52	456
NAVER Corp.	346	49,142
POSCO Chemical Co. Ltd.	9	1,292
POSCO Holdings, Inc.	214	47,103
Samsung Biologics Co. Ltd.(a)(b)	8	5,160
Samsung C&T Corp.	451	40,733
Samsung Electro-Mechanics Co. Ltd.	69	7,190
Samsung Electronics Co. Ltd.	4,092	180,449
Samsung SDI Co. Ltd.	48	22,618
SK Hynix, Inc.	2,015	121,287
SK Telecom Co. Ltd.	1,028	38,460
		806,922

Spain–1.13%
ACS Actividades de Construccion y Servicios S.A.	2,378	68,135
Cellnex Telecom S.A.(b)	457	15,198
Ferrovial S.A.	1,498	39,187
Iberdrola S.A.	20,099	235,108
Industria de Diseno Textil S.A.	752	20,024
Red Electrica Corp. S.A.	805	13,984
Repsol S.A.	5,765	91,902
Telefonica S.A.	46,205	167,339
		650,877

Sweden–0.80%
Atlas Copco AB, Class A	2,463	29,160
Industrivarden AB, Class C	2,293	55,791
Investor AB, Class B	11,128	201,832
L E Lundbergforetagen AB, Class B	766	32,653
Telefonaktiebolaget LM Ericsson, Class B	9,830	57,568
Volvo AB, Class B	4,439	80,375
		457,379

	Shares	Value
Switzerland–1.32%
ABB Ltd.	1,093	$ 33,290
Julius Baer Group Ltd.	83	4,824
Novartis AG	5,442	492,944
Partners Group Holding AG	54	48,000
Schindler Holding AG, PC	79	14,834
UBS Group AG	6,345	118,268
Zurich Insurance Group AG	103	49,221
		761,381

Taiwan–1.83%
ASE Technology Holding Co. Ltd.	980	2,991
Asustek Computer, Inc.	4,994	43,599
AUO Corp.	49,468	24,126
Catcher Technology Co. Ltd.	2,957	16,253
Cathay Financial Holding Co. Ltd.	24,596	31,992
Chailease Holding Co. Ltd.	804	5,671
Chunghwa Telecom Co. Ltd.	13,788	50,680
Delta Electronics, Inc.	2,413	22,479
E Ink Holdings, Inc.	618	3,234
Evergreen Marine Corp. Taiwan Ltd.	4,166	21,732
Far Eastern New Century Corp.	11,053	11,467
Far EasTone Telecommunications Co. Ltd.	8,177	17,528
Formosa Chemicals & Fibre Corp.	6,992	15,993
Formosa Plastics Corp.	7,991	22,560
Fubon Financial Holding Co. Ltd.	19,071	34,916
Hon Hai Precision Industry Co. Ltd.	18,836	61,196
Innolux Corp.	80,217	28,821
Inventec Corp.	2,277	1,945
Lite-On Technology Corp.	999	2,073
Novatek Microelectronics Corp.	1,309	13,425
Pegatron Corp.	19,978	41,254
Taiwan Mobile Co. Ltd.	8,425	25,954
Taiwan Semiconductor Manufacturing Co. Ltd.	31,438	458,198
Uni-President Enterprises Corp.	19,493	42,225
Wan Hai Lines Ltd.	7,908	20,590
Yang Ming Marine Transport Corp.	14,997	31,930
		1,052,832

Thailand–0.20%
Advanced Info Service PCL, NVDR	5,993	33,703
Airports of Thailand PCL, NVDR	3,824	8,281
Delta Electronics Thailand PCL, NVDR	805	19,298
PTT Exploration & Production PCL, NVDR	3,553	18,122
PTT PCL, NVDR	38,785	37,270
		116,674

Turkey–0.30%
BIM Birlesik Magazalar A.S.	3,363	24,619
KOC Holding A.S.	12,056	53,949
Turk Hava Yollari AO(a)	4,972	37,418
Turkiye Petrol Rafinerileri A.S.(a)	710	20,123
Turkiye Sise ve Cam Fabrikalari A.S.	14,908	34,235
		170,344

United Arab Emirates–0.47%
Emaar Properties PJSC	26,259	41,798
International Holding Co. PJSC(a)	1,881	209,952
Multiply Group PJSC(a)	13,592	17,110
		268,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11 Invesco Income Advantage International Fund

	Shares	Value
United Kingdom–4.77%
3i Group PLC	5,685	$ 92,305
AstraZeneca PLC	3,325	451,254
AVEVA Group PLC	276	10,720
Aviva PLC	15,117	80,576
BAE Systems PLC	6,244	64,533
BP PLC	30,396	176,760
British American Tobacco PLC	6,738	267,328
BT Group PLC	11,712	15,903
CNH Industrial N.V.	2,770	44,487
Coca-Cola Europacific Partners PLC	283	15,656
Compass Group PLC(a)	248	5,730
Diageo PLC	5,650	249,500
Experian PLC	210	7,149
Imperial Brands PLC	2,322	58,014
International Distributions Services PLC	6,484	16,715
J Sainsbury PLC	11,778	30,917
Johnson Matthey PLC	209	5,380
Legal & General Group PLC	4,524	13,663
London Stock Exchange Group PLC	510	44,005
M&G PLC	14,855	33,766
Man Group PLC	12,152	31,401
Marks & Spencer Group PLC	217	322
National Grid PLC	5,684	68,273
Pearson PLC	2,512	28,473
Phoenix Group Holdings PLC	746	5,494
Reckitt Benckiser Group PLC	1,583	110,128
RELX PLC	3,675	101,819
Rentokil Initial PLC	1,714	10,535
Rightmove PLC	756	4,680
Sage Group PLC (The)	2,992	26,871
Smiths Group PLC	1,290	24,870
Spirax-Sarco Engineering PLC	101	12,978
SSE PLC	2,358	48,636
Tesco PLC	32,208	87,324
Unilever PLC	6,624	334,174
United Utilities Group PLC	202	2,422
Vodafone Group PLC	130,220	132,000
Wise PLC, Class A(a)	342	2,313
WPP PLC	2,790	27,699
		2,744,773

United States–3.32%
Atlassian Corp., Class A(a)	291	37,446
Computershare Ltd.	387	6,904
Ferguson PLC	312	39,419
GSK PLC	8,688	151,083
JBS S.A.	4,199	17,717
Nestle S.A.	4,660	538,162
Prosus N.V.	2,163	148,502
Roche Holding AG	2,519	791,626
Signify N.V.	328	11,043
Stellantis N.V.	9,939	140,785
Swiss Re AG	274	25,704
		1,908,391
Total Common Stocks & Other Equity Interests (Cost $30,559,824)		30,195,498

	Principal Amount	Value
Equity Linked Notes–27.06%
Canada–9.87%
Bank of Montreal (MSCI EAFE Index), 19.88%, 01/09/2023(b)	$1,179,000	$ 1,184,024
Bank of Montreal (MSCI EAFE Index), 20.31%, 01/09/2023(b)	1,189,000	1,198,013
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 20.50%, 01/20/2023(b)	1,185,000	1,161,026
Canadian Imperial Bank of Commerce (MSCI EAFE Index), 23.00%, 02/03/2023(b)	1,174,000	1,154,447
Royal Bank of Canada (MSCI Emerging Markets Index), 24.31%, 01/18/2023(b)	1,012,000	986,519
		5,684,029

France–5.97%
BNP Paribas Issuance B.V. (MSCI EAFE Index), 18.64%, 01/13/2023(b)	1,176,000	1,170,529
BNP Paribas S.A. (MSCI EAFE Index), 19.17%, 01/23/2023(b)	1,180,000	1,162,306
Societe Generale S.A. (MSCI EAFE Index), 19.35%, 01/30/2023(b)	1,167,000	1,101,830
		3,434,665

Switzerland–3.84%
Credit Suisse AG (MSCI Emerging Markets Index), 21.60%, 01/10/2023(b)	1,034,000	1,042,908
Credit Suisse Group AG (MSCI EAFE Index), 23.30%, 01/06/2023(b)	1,172,000	1,169,108
		2,212,016

United Kingdom–1.71%
HSBC Bank PLC (MSCI Emerging Markets Index), 21.68%, 01/31/2023(b)	1,006,000	984,783

United States–5.67%
Citigroup, Inc. (MSCI EAFE Index), 25.20%, 02/06/2023(b)	1,162,000	1,133,288
J.P. Morgan Structured Products B.V. (MSCI EAFE Index), 20.59%, 01/27/2023(b)	1,185,000	1,132,838
JPMorgan Chase & Co. (MSCI Emerging Markets Index), 21.53%, 01/24/2023(b)	1,015,000	997,538
		3,263,664
Total Equity Linked Notes (Cost $15,836,000)		15,579,157

	Shares

Money Market Funds–19.48%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(e)(f)	3,926,442	3,926,442
Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(e)(f)	2,795,724	2,796,563
Invesco Treasury Portfolio, Institutional Class, 4.20%(e)(f)	4,487,362	4,487,362
Total Money Market Funds (Cost $11,209,043)		11,210,367
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.99% (Cost $57,604,867)		56,985,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 Invesco Income Advantage International Fund

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.10%
Invesco Private Government Fund, 4.28%(e)(f)(g)	17,120	$17,120
Invesco Private Prime Fund, 4.46%(e)(f)(g)	41,728	41,740
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,853)		58,860
TOTAL INVESTMENTS IN SECURITIES–99.09% (Cost $57,663,720)		57,043,882
OTHER ASSETS LESS LIABILITIES–0.91%		525,778
NET ASSETS–100.00%		$57,569,660

Investment Abbreviations:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
PC	– Participation Certificate
Rts.	– Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2022 was $15,762,808, which represented 27.38% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at December 31, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value December 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,444,739	$53,961,415	$(55,479,712)	$ -	$-	$3,926,442	$64,628
Invesco Liquid Assets Portfolio, Institutional Class	3,881,117	38,543,867	(39,628,365)	1,508	(1,564)	2,796,563	47,792
Invesco Treasury Portfolio, Institutional Class	6,222,558	61,670,188	(63,405,384)	-	-	4,487,362	71,746
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	97,418	(80,298)	-	-	17,120	176*
Invesco Private Prime Fund	-	203,987	(162,261)	7	7	41,740	480*
Total	$15,548,414	$154,476,875	$(158,756,020)	$1,515	$(1,557)	$11,269,227	$184,822

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI Emerging Markets Index	18	March-2023	$863,460	$(2,552)	$(2,552)

(a)	Futures contracts collateralized by $38,856 cash held with Merill Lynch, the futures commission merchant.

See accompanying	Notes to Financial Statements which are an integral part of the financial statements.

13 Invesco Income Advantage International Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments in unaffiliated securities, at value (Cost $46,395,824)*	$45,774,655

Investments in affiliated money market funds, at value (Cost $11,267,896)	11,269,227

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	38,856

Cash	1,162,000

Foreign currencies, at value (Cost $169,942)	172,069

Receivable for:
Investments sold	394

Fund shares sold	12,734

Dividends	225,399

Interest	194,738

Investment for trustee deferred compensation and retirement plans	50,199

Other assets	41,824

Total assets	58,942,095

Liabilities:
Other investments:
Variation margin payable – futures contracts	2,525
Payable for:
Investments purchased	1,162,000
Fund shares reacquired	7,422
Accrued foreign taxes	168
Collateral upon return of securities loaned	58,853
Accrued fees to affiliates	35,714
Accrued trustees’ and officers’ fees and benefits	2,799
Accrued other operating expenses	46,275
Trustee deferred compensation and retirement plans	56,679

Total liabilities	1,372,435

Net assets applicable to shares outstanding	$57,569,660

Net assets consist of:
Shares of beneficial interest	$70,631,807

Distributable earnings (loss)	(13,062,147)

$57,569,660

Net Assets:
Class A	$50,825,558
Class C	$939,235
Class R	$1,595,451
Class Y	$3,678,993
Class R5	$513,791
Class R6	$16,632

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,273,291
Class C	83,500
Class R	133,863
Class Y	308,588
Class R5	42,708
Class R6	1,384
Class A:
Net asset value per share	$11.89
Maximum offering price per share (Net asset value of $11.89 ÷ 94.50%)	$12.58
Class C:
Net asset value and offering price per share	$11.25
Class R:
Net asset value and offering price per share	$11.92
Class Y:
Net asset value and offering price per share	$11.92
Class R5:
Net asset value and offering price per share	$12.03
Class R6:
Net asset value and offering price per share	$12.02

*	At December 31, 2022, security with a value of $56,569 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14 Invesco Income Advantage International Fund

Statement of Operations

For the year ended December 31, 2022

Investment income:
Interest (net of foreign withholding taxes of $7,663)	$3,654,521

Dividends (net of foreign withholding taxes of $142,869)	1,386,570

Dividends from affiliated money market funds (includes net securities lending income of $47)	184,213

Total investment income	5,225,304

Expenses:
Advisory fees	463,299

Administrative services fees	9,031

Custodian fees	18,447

Distribution fees:
Class A	137,883

Class C	10,228

Class R	7,971

Transfer agent fees – A, C, R and Y	124,475

Transfer agent fees – R5	526

Transfer agent fees – R6	8

Trustees’ and officers’ fees and benefits	17,785

Registration and filing fees	74,856

Reports to shareholders	14,062

Professional services fees	68,638

Other	35,559

Total expenses	982,768

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(232,519)

Net expenses	750,249

Net investment income	4,475,055

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $879)	(11,429,122)

Affiliated investment securities	(1,557)

Foreign currencies	(31,118)

Forward foreign currency contracts	(825)

Futures contracts	(264,290)

(11,726,912)

Change in net unrealized appreciation (depreciation) of: Unaffiliated investment securities (net of foreign taxes of $515)	(1,312,448)

Affiliated investment securities	1,515

Foreign currencies	(853)

Futures contracts	(2,552)

(1,314,338)

Net realized and unrealized gain (loss)	(13,041,250)

Net increase (decrease) in net assets resulting from operations	$(8,566,195)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15 Invesco Income Advantage International Fund

Statement of Changes in Net Assets

For the years ended December 31, 2022 and 2021

	2022	2021

Operations:
Net investment income	$4,475,055	$2,376,165

Net realized gain (loss)	(11,726,912)	12,802,155

Change in net unrealized appreciation (depreciation)	(1,314,338)	(5,418,178)

Net increase (decrease) in net assets resulting from operations	(8,566,195)	9,760,142

Distributions to shareholders from distributable earnings:
Class A	(3,964,473)	(1,752,390)

Class C	(66,117)	(23,528)

Class R	(109,626)	(38,642)

Class Y	(264,840)	(62,439)

Class R5	(43,278)	(19,570)

Class R6	(1,381)	(646)

Total distributions from distributable earnings	(4,449,715)	(1,897,215)

Share transactions–net:
Class A	(1,617,317)	(5,302,795)

Class C	(16,632)	(274,092)

Class R	268,141	188,580

Class Y	2,015,756	122,744

Class R5	(42,742)	57,382

Class R6	(1,077)	205

Net increase (decrease) in net assets resulting from share transactions	606,129	(5,207,976)

Net increase (decrease) in net assets	(12,409,781)	2,654,951

Net assets:
Beginning of year	69,979,441	67,324,490

End of year	$57,569,660	$69,979,441

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16 Invesco Income Advantage International Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Year ended 12/31/22	$14.56	$0.92		$(2.68)	$(1.76)	$(0.91)	$–	$(0.91)	$11.89	(12.16)%	$50,826	1.21%	1.59%	7.25%		97%
Year ended 12/31/21	13.02	0.48		1.45	1.93	(0.39)	–	(0.39)	14.56	14.84	64,112	1.43	1.55	3.33		115
Year ended 12/31/20	14.04	0.19		(0.95)	(0.76)	(0.21)	(0.05)	(0.26)	13.02	(5.16)	62,139	1.55	1.55	1.54		71
Year ended 12/31/19	12.23	0.29		1.81	2.10	(0.29)	–	(0.29)	14.04	17.26	74,917	1.59	1.59	2.19		103
Year ended 12/31/18	13.89	0.28	(d)	(1.70)	(1.42)	(0.24)	–	(0.24)	12.23	(10.39)	70,104	1.59	1.59	2.07	(d)	111
Class C
Year ended 12/31/22	13.76	0.78		(2.52)	(1.74)	(0.77)	–	(0.77)	11.25	(12.72)	939	1.96	2.34	6.50		97
Year ended 12/31/21	12.32	0.35		1.36	1.71	(0.27)	–	(0.27)	13.76	13.86	1,176	2.18	2.30	2.58		115
Year ended 12/31/20	13.27	0.09		(0.88)	(0.79)	(0.13)	(0.03)	(0.16)	12.32	(5.82)	1,302	2.30	2.30	0.79		71
Year ended 12/31/19	11.56	0.18		1.71	1.89	(0.18)	–	(0.18)	13.27	16.40	2,781	2.34	2.34	1.44		103
Year ended 12/31/18	13.13	0.17	(d)	(1.61)	(1.44)	(0.13)	–	(0.13)	11.56	(11.08)	6,782	2.34	2.34	1.32	(d)	111
Class R
Year ended 12/31/22	14.58	0.88		(2.66)	(1.78)	(0.88)	–	(0.88)	11.92	(12.28)	1,595	1.46	1.84	7.00		97
Year ended 12/31/21	13.04	0.45		1.44	1.89	(0.35)	–	(0.35)	14.58	14.55	1,655	1.68	1.80	3.08		115
Year ended 12/31/20	14.06	0.16		(0.95)	(0.79)	(0.18)	(0.05)	(0.23)	13.04	(5.41)	1,307	1.80	1.80	1.29		71
Year ended 12/31/19	12.25	0.26		1.81	2.07	(0.26)	–	(0.26)	14.06	16.95	1,818	1.84	1.84	1.94		103
Year ended 12/31/18	13.91	0.25	(d)	(1.71)	(1.46)	(0.20)	–	(0.20)	12.25	(10.60)	1,253	1.84	1.84	1.82	(d)	111
Class Y
Year ended 12/31/22	14.59	0.94		(2.66)	(1.72)	(0.95)	–	(0.95)	11.92	(11.90)	3,679	0.96	1.34	7.50		97
Year ended 12/31/21	13.05	0.52		1.45	1.97	(0.43)	–	(0.43)	14.59	15.10	2,335	1.18	1.30	3.58		115
Year ended 12/31/20	14.07	0.23		(0.96)	(0.73)	(0.23)	(0.06)	(0.29)	13.05	(4.89)	2,001	1.30	1.30	1.79		71
Year ended 12/31/19	12.26	0.33		1.80	2.13	(0.32)	–	(0.32)	14.07	17.52	2,910	1.34	1.34	2.44		103
Year ended 12/31/18	13.93	0.32	(d)	(1.72)	(1.40)	(0.27)	–	(0.27)	12.26	(10.21)	2,168	1.34	1.34	2.32	(d)	111
Class R5
Year ended 12/31/22	14.72	0.96		(2.69)	(1.73)	(0.96)	–	(0.96)	12.03	(11.87)	514	0.96	1.23	7.50		97
Year ended 12/31/21	13.17	0.53		1.46	1.99	(0.44)	–	(0.44)	14.72	15.15	679	1.10	1.16	3.66		115
Year ended 12/31/20	14.20	0.25		(0.97)	(0.72)	(0.25)	(0.06)	(0.31)	13.17	(4.74)	557	1.16	1.16	1.93		71
Year ended 12/31/19	12.38	0.35		1.83	2.18	(0.36)	–	(0.36)	14.20	17.69	594	1.17	1.17	2.61		103
Year ended 12/31/18	14.06	0.34	(d)	(1.73)	(1.39)	(0.29)	–	(0.29)	12.38	(10.05)	502	1.21	1.21	2.45	(d)	111
Class R6
Year ended 12/31/22	14.71	0.96		(2.69)	(1.73)	(0.96)	–	(0.96)	12.02	(11.89)	17	0.96	1.18	7.50		97
Year ended 12/31/21	13.16	0.53		1.46	1.99	(0.44)	–	(0.44)	14.71	15.16	22	1.10	1.15	3.66		115
Year ended 12/31/20	14.21	0.24		(0.98)	(0.74)	(0.25)	(0.06)	(0.31)	13.16	(4.88)	19	1.16	1.16	1.93		71
Year ended 12/31/19	12.38	0.35		1.84	2.19	(0.36)	–	(0.36)	14.21	17.77	1,494	1.17	1.17	2.61		103
Year ended 12/31/18	14.06	0.34	(d)	(1.73)	(1.39)	(0.29)	–	(0.29)	12.38	(10.03)	1,483	1.20	1.20	2.46	(d)	111

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

Net investment income per share and the ratio of net investment income to average net assets includes significant dividends received during the year ended December 31, 2018. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $0.23 and 1.73%, $0.12 and 0.98%, $0.20 and 1.48%, $0.27 and 1.98%, $0.29 and 2.11% and $0.29 and 2.12% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17 Invesco Income Advantage International Fund

Notes to Financial Statements

December 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Income Advantage International Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is income and long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

18 Invesco Income Advantage International Fund

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, exchange-traded note, or an index or basket of securities (underlying securities)) and a related equity derivative, such as a put or call option. Generally, when purchasing an ELN, the Fund pays the counterparty the current value of the underlying securities plus a commission. Upon the maturity of the note, the Fund generally receives the par value of the note plus a return based on the appreciation of the underlying securities. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund

19 Invesco Income Advantage International Fund

could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2022, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

20 Invesco Income Advantage International Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.750%
Next $250 million	0.730%
Next $500 million	0.710%
Next $1.5 billion	0.690%
Next $2.5 billion	0.670%
Next $2.5 billion	0.650%
Next $2.5 billion	0.630%
Over $10 billion	0.610%

For the year ended December 31, 2022, the effective advisory fee rate incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least April 30, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to shares to 1.23%, 1.98%, 1.48%, 0.98%, 0.98% and 0.98% respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the year ended December 31, 2022, the Adviser waived advisory fees of $106,168 and reimbursed class level expenses of $112,200, $2,080, $3,249, $6,945, $526 and $8 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2022, IDI advised the Fund that IDI retained $2,474 in front-end sales commissions from the sale of Class A shares and $10 and $94 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

21 Invesco Income Advantage International Fund

The following is a summary of the tiered valuation input levels, as of December 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$ –	$ 1,658,907	$–	$ 1,658,907
Belgium	–	265,809	–	265,809
Brazil	10	764,810	–	764,820
Canada	3,053,417	5,684,029	–	8,737,446
Chile	15,527	1,857	–	17,384
China	267,735	1,375,313	–	1,643,048
Denmark	–	900,435	–	900,435
Finland	–	165,066	–	165,066
France	–	5,887,334	–	5,887,334
Germany	–	1,495,734	–	1,495,734
Greece	–	113,933	–	113,933
Hong Kong	–	486,046	–	486,046
Hungary	–	54,029	–	54,029
India	101,941	160,743	–	262,684
Indonesia	–	124,162	–	124,162
Ireland	–	191,832	–	191,832
Israel	51,725	49,606	–	101,331
Italy	–	144,150	–	144,150
Japan	–	4,954,765	–	4,954,765
Kuwait	–	85,840	–	85,840
Luxembourg	–	97,237	–	97,237
Malaysia	–	88,681	–	88,681
Mexico	88,757	–	–	88,757
Netherlands	15,659	1,113,456	–	1,129,115
New Zealand	–	13,944	–	13,944
Norway	–	184,969	–	184,969
Philippines	–	46,805	–	46,805
Poland	–	20,329	–	20,329
Portugal	–	2,897	–	2,897
Qatar	–	207,471	–	207,471
Russia	– –		0	0
Singapore	–	1,773	–	1,773
South Africa	–	439,026	–	439,026
South Korea	–	806,922	–	806,922
Spain	–	650,877	–	650,877
Sweden	–	457,379	–	457,379
Switzerland	–	2,973,397	–	2,973,397
Taiwan	–	1,052,832	–	1,052,832
Thailand	–	116,674	–	116,674
Turkey	–	170,344	–	170,344
United Arab Emirates	–	268,860	–	268,860
United Kingdom	15,656	3,713,900	–	3,729,556
United States	37,446	5,134,609	–	5,172,055
Money Market Funds	11,210,367	58,860	–	11,269,227
Total Investments in Securities	14,858,240	42,185,642	0	57,043,882
Other Investments - Liabilities*
Futures Contracts	(2,552)	–	–	(2,552)
Total Investments	$14,855,688	$42,185,642	$0	$57,041,330

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

22 Invesco Income Advantage International Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2022:

Value
Derivative Liabilities	Equity Risk
Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(2,552)
Derivatives not subject to master netting agreements	2,552
Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the year ended December 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations

	Currency Risk	Equity Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$(825)	$-	$(825)

Futures contracts	-	(264,290)	(264,290)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	-	(2,552)	(2,552)

Total	$(825)	$(266,842)	$(267,667)

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$52,821	$1,526,720

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,343.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2022 and 2021:

	2022	2021
Ordinary income*	$4,449,715	$1,897,215

* Includes short-term capital gain distributions, if any.

23 Invesco Income Advantage International Fund

Tax Components of Net Assets at Period-End:

2022

Undistributed ordinary income	$440,903

Net unrealized appreciation (depreciation) – investments	(1,423,952)

Net unrealized appreciation (depreciation) – foreign currencies	(1,550)

Temporary book/tax differences	(42,808)

Capital loss carryforward	(12,034,740)

Shares of beneficial interest	70,631,807

Total net assets	$57,569,660

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and passive foreign investment companies.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$10,779,572	$1,255,168	$12,034,740

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2022 was $31,624,487 and $31,938,314, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,871,426

Aggregate unrealized (depreciation) of investments	(3,295,378)

Net unrealized appreciation (depreciation) of investments	$(1,423,952)

    Cost of investments for tax purposes is $58,465,282.

NOTE 10–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of passive foreign investment companies and foreign currency transactions, on December 31, 2022, undistributed net investment income was decreased by $272,043 and undistributed net realized gain (loss) was increased by $272,043. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.

NOTE 11–Share Information

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	112,648	$1,482,722	269,293	$3,817,303

Class C	15,946	190,876	22,642	303,273

Class R	19,730	262,615	23,072	327,618

Class Y	159,553	2,150,970	49,164	719,534

Class R5	2,853	35,376	4,310	63,093

Issued as reinvestment of dividends:
Class A	288,224	3,605,512	109,388	1,593,558

Class C	5,157	60,985	1,590	21,914

Class R	8,788	109,606	2,646	38,642

Class Y	19,956	246,887	3,828	55,912

Class R5	3,418	43,278	1,328	19,571

Class R6	4	58	14	205

24 Invesco Income Advantage International Fund

Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	11,730	$144,450	22,389	$313,468

Class C	(12,403)	(144,450)	(23,693)	(313,468)

Reacquired:
Class A	(543,804)	(6,850,001)	(767,767)	(11,027,124)

Class C	(10,617)	(124,043)	(20,837)	(285,811)

Class R	(8,171)	(104,080)	(12,393)	(177,680)

Class Y	(30,933)	(382,101)	(46,278)	(652,702)

Class R5	(9,713)	(121,396)	(1,763)	(25,282)

Class R6	(95)	(1,135)	-	-

Net increase (decrease) in share activity	32,271	$606,129	(363,067)	$(5,207,976)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 14% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

25 Invesco Income Advantage International Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Income Advantage International Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Income Advantage International Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

26 Invesco Income Advantage International Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2022 through December 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/22)	Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,013.30	$6.14	$1,019.11	$6.16	1.21%
Class C	1,000.00	1,009.80	9.93	1,015.32	9.96	1.96
Class R	1,000.00	1,012.90	7.41	1,017.85	7.43	1.46
Class Y	1,000.00	1,014.60	4.87	1,020.37	4.89	0.96
Class R5	1,000.00	1,014.90	4.88	1,020.37	4.89	0.96
Class R6	1,000.00	1,014.90	4.88	1,020.37	4.89	0.96

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

27 Invesco Income Advantage International Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2022:

Federal and State Income Tax
Qualified Dividend Income*	32.80%
Corporate Dividends Received Deduction*	1.14%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	26.32%
* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

28 Invesco Income Advantage International Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			189	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1 Invesco Income Advantage International Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	189	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler –1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	189	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	189	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management - Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			189	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. –1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	189	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	189	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2                                    Invesco Income Advantage International Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			189	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	189	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	189	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	189	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3                                    Invesco Income Advantage International Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; and Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.;Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; Secretary, Invesco Indexing LLC; and Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg –1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; and Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                                    Invesco Income Advantage International Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes- 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5                                    Invesco Income Advantage International Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6                                    Invesco Income Advantage International Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	GLVEY-AR-1

Annual Report to Shareholders	December 31, 2022

Invesco Income Allocation Fund

Nasdaq:

A: ALAAX ∎ C: CLIAX ∎ R: RLIAX ∎ Y: ALAYX ∎ R5: ILAAX ∎ R6: IIASX

2	Management’s Discussion
2	Performance Summary
3	Long-Term Fund Performance
5	Supplemental Information
7	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
19	Fund Expenses
20	Tax Information
T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the fiscal year ended December 31, 2022, Class A shares of Invesco Income Allocation Fund (the Fund), at net asset value (NAV), outperformed the Custom Invesco Income Allocation Index, the Fund’s style-specific benchmark.

      Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-11.78%
Class C Shares	-12.43
Class R Shares	-11.91
Class Y Shares	-11.48
Class R5 Shares	-11.55
Class R6 Shares	-11.51
S&P 500 Index▼ (Broad Market Index)	-18.11
Custom Invesco Income Allocation Index∎ (Style-Specific Index)	-14.62
Lipper Mixed-Asset Target Allocation Conservative Funds Index♦ (Peer Group Index)	-12.70
Source(s): ▼RIMES Technologies Corp.; ∎ Invesco, RIMES Technologies Corp.; ♦Lipper Inc.

Market conditions and your Fund

Global equity markets declined in the first half of 2022 amid volatility sparked by Russia’s invasion of Ukraine, rising commodity prices, rampant global inflation and central banks shifting toward tighter monetary policy. Russia’s invasion exacerbated inflationary pressures, disrupting already strained supply chains, and increasing shortages of oil, gas and raw materials, with the price of oil rising sharply.

    Inflation headwinds continued into the third quarter of 2022. The US Federal Reserve (the Fed), the European Central Bank and the Bank of England all raised interest rates. In contrast, the People’s Bank of China lowered its policy rate and the Bank of Japan kept rates the same. Emerging market equities, hampered by the strong US dollar, underperformed developed market equities.

    Global equity markets posted gains for the fourth quarter of 2022, after better inflation data sparked a rally in October and November. However, investor sentiment worsened in December after central banks signaled continued interest rate hikes into 2023 as inflation remained above target levels. International stocks outperformed US stocks in the fourth quarter, led by results in Europe and the UK. Emerging market equities also posted gains for the fourth quarter of 2022, boosted by China, which eased its zero-COVID-19 policy and started to reopen even as COVID-19 infections surged.

    Despite the rebound in the fourth quarter of 2022, at the end of the fiscal year ended December 31, 2022, trailing one-year returns for developed market equities and emerging market equities were both in negative territory.

    Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds that seeks to provide a high level of current income with a secondary objective of providing capital growth. From an absolute performance perspective, the portfolio’s allocation to dividend paying equities was the leading contributor to positive performance. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year.

    From a relative Fund performance perspective, the portfolio outperformed its custom benchmark during the fiscal year. Outperformance was driven mainly by style selection within the US equity allocation. Within the allocation, the Invesco S&P 500 High Dividend Low Volatility ETF and Invesco Dividend Income Fund were the primary contributors.

    Conversely, allocations to other fixed income funds were the leading detractors to relative performance during the fiscal year. Within the allocation, the Invesco Taxable Municipal Bond ETF and Invesco 1-30 Laddered Treasury ETF were the leading detractors.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, we believe some of the performance of the strategy, both positive and negative, can be attributed to these instruments. We believe derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Thank you for your continued investment in the Invesco Income Allocation Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2 Invesco Income Allocation Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 12/31/12

1	Source: RIMES Technologies Corp.
2	Source: Invesco, RIMES Technologies Corp.
3	Source: Lipper, Inc.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3 Invesco Income Allocation Fund

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges

Class A Shares
Inception (10/31/05)	4.13%
10 Years	3.12
5 Years	0.18
1 Year	-16.64

Class C Shares
Inception (10/31/05)	4.11%
10 Years	3.08
5 Years	0.57
1 Year	-13.29

Class R Shares
Inception (10/31/05)	4.21%
10 Years	3.45
5 Years	1.09
1 Year	-11.91

Class Y Shares
Inception (10/3/08)	5.29%
10 Years	3.96
5 Years	1.58
1 Year	-11.48

Class R5 Shares
Inception (10/31/05)	4.73%
10 Years	3.96
5 Years	1.56
1 Year	-11.55

Class R6 Shares
10 Years	3.84%
5 Years	1.57
1 Year	-11.51

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4 Invesco Income Allocation Fund

Supplemental Information

Invesco Income Allocation Fund’s investment objective is current income and, secondarily, growth of capital.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2022, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The S&P 500® Index is an unmanaged index considered representative of the US stock market.
∎

The Custom Invesco Income Allocation Index is composed of the following indexes: S&P 500®, MSCI EAFE®, FTSE NAREIT Equity REITs and Bloomberg U.S. Universal. The composition of the index may change based on the fund’s target asset allocation. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the fund’s objective. The MSCI EAFE Index is considered representative of stocks of Europe, Australasia and the Far East and is computed using the net return, which withholds applicable taxes for non-resident investors. The FTSE NAREIT Equity REITs Index is considered representative of US real estate investment trusts (REITs). The Bloomberg U.S. Universal Index is considered representative of USD-denominated, taxable bonds that are rated either investment grade or below investment grade.

∎	The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective

Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5 Invesco Income Allocation Fund

Fund Information

Portfolio Composition*

By fund type	% of total investments

Fixed Income Funds	53.02%
Equity Funds	28.29
Alternative Funds	16.99
Money Market Funds	1.70

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security. Data presented here are as of December 31, 2022.

6                                    Invesco Income Allocation Fund

Schedule of Investments

December 31, 2022

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–99.92%(a)

	%of Net Assets 12/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 12/31/22	Value 12/31/22

Alternative Funds–17.27%
Invesco Global Real Estate Income Fund, Class R6(b)	7.29%	$41,034,793	$3,016,166	$(3,818,633)	$(8,749,389)	$44,730 $		528,604		4,027,300	$31,171,300

Invesco Multi-Asset Income Fund, Class R6	9.98%	55,614,278	4,679,454	(5,066,754)	(10,971,156)	(1,530,814)		3,234,130		5,643,990	42,725,008

Total Alternative Funds		96,649,071	7,695,620	(8,885,387)	(19,720,545)	(1,486,084)		3,762,734			73,896,308

Domestic Equity Funds–18.49%
Invesco Dividend Income Fund, Class R6	5.78%	31,946,296	2,120,434	(7,987,615)	(2,988,761)	2,591,817		585,235		1,013,976	24,720,742

Invesco S&P 500® Enhanced Value ETF	5.74%	27,368,941	7,154,526	(7,842,546)	(2,417,024)	306,942		637,452		600,754	24,570,839

Invesco S&P 500® High Dividend Low Volatility ETF	6.97%	35,582,790	4,347,019	(9,019,224)	(1,705,471)	650,304		1,243,798		681,164	29,855,418

Total Domestic Equity Funds		94,898,027	13,621,979	(24,849,385)	(7,111,256)	3,549,063		2,466,485			79,146,999

Fixed Income Funds–53.89%
Invesco 1-30 Laddered Treasury ETF	9.53%	-	52,714,364	(6,354,751)	(5,210,195)	(382,841)		657,444		1,418,955	40,766,577

Invesco Core Plus Bond Fund, Class R6	10.04%	68,716,297	4,377,336	(19,043,308)	(9,044,625)	(2,038,213)		1,796,741		4,716,519	42,967,487

Invesco Corporate Bond Fund, Class R6	7.25%	13,871,716	26,506,906	(4,200,255)	(4,506,227)	(643,337)		1,152,554		5,070,066	31,028,803

Invesco Fundamental High Yield® Corporate Bond ETF(c)	6.96%	37,307,510	2,060,829	(5,076,367)	(3,845,265)	(655,271)		1,140,196		1,740,154	29,791,436

Invesco Income Fund, Class R6	6.25%	32,883,295	3,369,605	(5,309,303)	(3,900,607)	(286,607)		1,088,301		3,906,041	26,756,383

Invesco International Bond Fund, Class R6(b)	2.98%	30,762,705	812,813	(14,899,070)	(1,190,260)	(2,164,885)		87,625		2,966,301	12,755,094

Invesco Master Loan Fund, Class R6	5.67%	49,377,632	2,069,247	(25,530,655)	(2,861,158)	1,193,345		2,068,707		1,600,027	24,248,411

Invesco Taxable Municipal Bond ETF(c)	5.21%	65,514,262	3,618,959	(35,489,699)	(6,141,547)	(5,189,654)		1,028,737		867,846	22,312,321

Invesco Variable Rate Preferred ETF	-	24,787,866	-	(23,133,312)	(3,005,973)	1,351,419		273,412		-	-

Total Fixed Income Funds		323,221,283	95,530,059	(139,036,720)	(39,705,857)	(8,816,044)		9,293,717			230,626,512

Foreign Equity Funds–10.27%
Invesco RAFI™ Strategic Developed ex-US ETF	4.99%	-	28,672,301	(5,014,612)	(1,799,990)	(487,453)		538,403		795,616	21,370,246

Invesco S&P International Developed Low Volatility ETF	5.28%	38,793,366	479,651	(11,917,593)	(4,644,891)	(140,456)		1,170,699		842,796	22,570,077

Total Foreign Equity Funds		38,793,366	29,151,952	(16,932,205)	(6,444,881)	(627,909)		1,709,102			43,940,323

Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(d)	0.00	1,707,412	31,025,955	(32,733,356)	-	-		6,522		11	11

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(d)	-	1,249,536	22,161,397	(23,411,382)	(30)	479		5,746		-	-

Invesco Treasury Portfolio, Institutional Class, 4.20%(d)	0.00	1,951,328	35,458,235	(37,409,551)	-	-		8,498		12	12

Total Money Market Funds		4,908,276	88,645,587	(93,554,289)	(30)	479		20,766			23

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $443,569,980)	99.92%	558,470,023	234,645,197	(283,257,986)	(72,982,569)	(7,380,495)		17,252,804			427,610,165

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.73%
Invesco Private Government Fund, 4.28%(d)(e)	0.48%	1,554,594	118,118,687	(117,600,176)	-	-		34,091	(f)	2,073,105	2,073,105

Invesco Private Prime Fund, 4.46%(d)(e)	1.25%	3,627,386	272,230,305	(270,528,952)	454	1,649		94,371	(f)	5,329,243	5,330,842

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,403,493)	1.73%	5,181,980	390,348,992	(388,129,128)	454	1,649		128,462			7,403,947

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $450,973,473)	101.65%	$563,652,003	$624,994,189	$(671,387,114)	$(72,982,115)	$(7,378,846	)(g)(h)	$17,381,266	(g)		$435,014,112

OTHER ASSETS LESS LIABILITIES	(1.65)%										(7,045,423)

NET ASSETS	100.00%										$427,968,689

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7 Invesco Income Allocation Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	All or a portion of this security was out on loan at December 31, 2022.
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Dividend Income Fund	$961,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco Income Allocation Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:

Investments in affiliated underlying funds, at value (Cost $450,973,473)*	$435,014,112
Cash	745,278
Receivable for:
Investments sold - affiliated underlying funds	410,776
Fund shares sold	488,511
Dividends - affiliated underlying funds	785,096
Investment for trustee deferred compensation and retirement plans	31,638
Other assets	63,147
Total assets	437,538,558

Liabilities:

Payable for:
Investments purchased - affiliated underlying funds	756,186
Fund shares reacquired	1,085,363
Collateral upon return of securities loaned	7,403,493
Accrued fees to affiliates	230,011
Accrued trustees’ and officers’ fees and benefits	3,336
Accrued other operating expenses	53,001
Trustee deferred compensation and retirement plans	38,479
Total liabilities	9,569,869
Net assets applicable to shares outstanding	$427,968,689

Net assets consist of:

Shares of beneficial interest	$477,106,459
Distributable earnings (loss)	(49,137,770)
$427,968,689

Net Assets:

Class A	$366,254,097
Class C	$29,588,191
Class R	$3,469,765
Class Y	$28,226,564
Class R5	$92,951
Class R6	$337,121
Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	36,268,555
Class C	2,926,339
Class R	343,370
Class Y	2,795,514

Class R5	9,209

Class R6	33,397
Class A: Net asset value per share	$10.10

Maximum offering price per share (Net asset value of $10.10 ÷ 94.50%)	$10.69

Class C: Net asset value and offering price per share	$10.11

Class R: Net asset value and offering price per share	$10.11

Class Y: Net asset value and offering price per share	$10.10

Class R5: Net asset value and offering price per share	$10.09

Class R6: Net asset value and offering price per share	$10.09
*	At December 31, 2022, securities with an aggregate value of $7,219,662 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                                    Invesco Income Allocation Fund

Statement of Operations

For the year ended December 31, 2022

Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $ 180,748)	$ 17,425,314
Interest	199,973
Total investment income	17,625,287

Expenses:
Administrative services fees	72,214
Custodian fees	3,949
Distribution fees:
Class A	1,021,267
Class C	377,432
Class R	21,091
Transfer agent fees – A, C, R and Y	591,710
Transfer agent fees – R5	116
Transfer agent fees – R6	41
Trustees’ and officers’ fees and benefits	20,834
Registration and filing fees	108,368
Reports to shareholders	18,347
Professional services fees	34,412
Other	17,182
Total expenses	2,286,963
Less: Expenses reimbursed and/or expense offset arrangement(s)	(299,021)
Net expenses	1,987,942
Net investment income	15,637,345

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(8,333,880)
Capital gain distributions from affiliated underlying fund shares	961,429
(7,372,451)
Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(72,982,115)
Net realized and unrealized gain (loss)	(80,354,566)
Net increase (decrease) in net assets resulting from operations	$(64,717,221)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                                    Invesco Income Allocation Fund

Statement of Changes in Net Assets

For the years ended December 31, 2022 and 2021

	2022	2021

Operations:

Net investment income	$15,637,345	$15,416,986

Net realized gain (loss)	(7,372,451)	4,345,968
Change in net unrealized appreciation (depreciation)	(72,982,115)	18,902,149

Net increase (decrease) in net assets resulting from operations	(64,717,221)	38,665,103

Distributions to shareholders from distributable earnings:

Class A	(13,588,812)	(14,112,419)

Class C	(966,467)	(1,270,478)

Class R	(130,234)	(155,989)

Class Y	(1,287,015)	(1,678,129)

Class R5	(4,154)	(9,997)

Class R6	(5,592)	(357)
Total distributions from distributable earnings	(15,982,274)	(17,227,369)

Share transactions–net:

Class A	(24,462,024)	26,195,598

Class C	(10,376,817)	(13,200,059)

Class R	(929,219)	(71,581)

Class Y	(13,917,530)	(3,018,631)

Class R5	(21,428)	(241,468)

Class R6	220,424	129,006
Net increase (decrease) in net assets resulting from share transactions	(49,486,594)	9,792,865
Net increase (decrease) in net assets	(130,186,089)	31,230,599

Net assets:
Beginning of year	558,154,778	526,924,179
End of year	$427,968,689	$558,154,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements. 11 Invesco Income Allocation Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (d)
Class A
Year ended 12/31/22	$11.84	$0.35	$(1.73)	$(1.38)	$(0.36)	$–	$(0.36)	$10.10	(11.78)%	$366,254	0.37%	0.43%	3.25%	30%
Year ended 12/31/21	11.37	0.34	0.51	0.85	(0.38)	–	(0.38)	11.84	7.56	458,085	0.25	0.42	2.90	16
Year ended 12/31/20	11.60	0.40	(0.17)	0.23	(0.46)	(0.00)	(0.46)	11.37	2.33	414,703	0.25	0.43	3.65	66
Year ended 12/31/19	10.76	0.49	1.12	1.61	(0.53)	(0.24)	(0.77)	11.60	15.19	434,337	0.25	0.44	4.28	14
Year ended 12/31/18	11.70	0.44	(0.96)	(0.52)	(0.42)	–	(0.42)	10.76	(4.53)	323,945	0.25	0.45	3.86	20
Class C
Year ended 12/31/22	11.85	0.27	(1.73)	(1.46)	(0.28)	–	(0.28)	10.11	(12.43)	29,588	1.12	1.18	2.50	30
Year ended 12/31/21	11.38	0.25	0.51	0.76	(0.29)	–	(0.29)	11.85	6.76	46,368	1.00	1.17	2.15	16
Year ended 12/31/20	11.61	0.31	(0.16)	0.15	(0.38)	(0.00)	(0.38)	11.38	1.56	57,434	1.00	1.18	2.90	66
Year ended 12/31/19	10.78	0.41	1.10	1.51	(0.44)	(0.24)	(0.68)	11.61	14.22	78,374	1.00	1.19	3.53	14
Year ended 12/31/18	11.71	0.35	(0.94)	(0.59)	(0.34)	–	(0.34)	10.78	(5.15)	110,370	1.00	1.20	3.11	20
Class R
Year ended 12/31/22	11.84	0.32	(1.72)	(1.40)	(0.33)	–	(0.33)	10.11	(11.91)	3,470	0.62	0.68	3.00	30
Year ended 12/31/21	11.38	0.31	0.50	0.81	(0.35)	–	(0.35)	11.84	7.20	5,115	0.50	0.67	2.65	16
Year ended 12/31/20	11.60	0.37	(0.16)	0.21	(0.43)	(0.00)	(0.43)	11.38	2.17	4,975	0.50	0.68	3.40	66
Year ended 12/31/19	10.77	0.46	1.11	1.57	(0.50)	(0.24)	(0.74)	11.60	14.80	6,847	0.50	0.69	4.03	14
Year ended 12/31/18	11.70	0.40	(0.94)	(0.54)	(0.39)	–	(0.39)	10.77	(4.68)	8,601	0.50	0.70	3.61	20
Class Y
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.38)	–	(0.38)	10.10	(11.48)	28,227	0.12	0.18	3.50	30
Year ended 12/31/21	11.37	0.37	0.50	0.87	(0.41)	–	(0.41)	11.83	7.74	48,311	0.00	0.17	3.15	16
Year ended 12/31/20	11.60	0.42	(0.16)	0.26	(0.49)	(0.00)	(0.49)	11.37	2.59	49,435	0.00	0.18	3.90	66
Year ended 12/31/19	10.76	0.52	1.11	1.63	(0.55)	(0.24)	(0.79)	11.60	15.48	70,139	0.00	0.19	4.53	14
Year ended 12/31/18	11.70	0.47	(0.96)	(0.49)	(0.45)	–	(0.45)	10.76	(4.29)	57,009	0.00	0.20	4.11	20
Class R5
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.39)	–	(0.39)	10.09	(11.55)	93	0.11	0.16	3.51	30
Year ended 12/31/21	11.37	0.37	0.50	0.87	(0.41)	–	(0.41)	11.83	7.74	136	0.00	0.16	3.15	16
Year ended 12/31/20	11.60	0.42	(0.16)	0.26	(0.49)	(0.00)	(0.49)	11.37	2.59	367	0.00	0.16	3.90	66
Year ended 12/31/19	10.77	0.52	1.10	1.62	(0.55)	(0.24)	(0.79)	11.60	15.37	1,712	0.00	0.16	4.53	14
Year ended 12/31/18	11.70	0.47	(0.95)	(0.48)	(0.45)	–	(0.45)	10.77	(4.20)	1,807	0.00	0.18	4.11	20
Class R6
Year ended 12/31/22	11.83	0.38	(1.73)	(1.35)	(0.39)	–	(0.39)	10.09	(11.51)	337	0.06	0.09	3.56	30
Year ended 12/31/21	11.36	0.37	0.51	0.88	(0.41)	–	(0.41)	11.83	7.83	139	0.00	0.12	3.15	16
Year ended 12/31/20	11.60	0.45	(0.20)	0.25	(0.49)	(0.00)	(0.49)	11.36	2.50	10	0.00	0.14	3.90	66
Year ended 12/31/19	10.77	0.53	1.09	1.62	(0.55)	(0.24)	(0.79)	11.60	15.37	187	0.00	0.13	4.53	14
Year ended 12/31/18	11.70	0.47	(0.95)	(0.48)	(0.45)	–	(0.45)	10.77	(4.20)	145	0.00	0.15	4.11	20

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.42%, 0.45%, 0.51%, 0.52% and 0.56% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 Invesco Income Allocation Fund

Notes to Financial Statements

December 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is current income and, secondarily, growth of capital.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco. Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

13 Invesco Income Allocation Fund

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for

14 Invesco Income Allocation Fund

return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2022, the Fund paid the Adviser $8,632 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.

I.

Other Risks - Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

J.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective May 1, 2022, the Adviser has contractually agreed, through at least June 30, 2023, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to May 1, 2022, the Adviser had contractually agreed, through April 30, 2022, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.25%, 1.00%, 0.50%, 0.00%, 0.00% and 0.00%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the expense reimbursement agreement, it will terminate on June 30, 2023. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees.

For the year ended December 31, 2022, the Adviser reimbursed class level expenses of $246,272, $24,333, $2,627, $24,481, $59 and $39 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended

December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2022, IDI advised the Fund that IDI retained $26,397 in front-end sales commissions from the sale of Class A shares and $71,881 and $235 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

15 Invesco Income Allocation Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2022. The level assigned to the securities valuations may not be an indication of the ri’sk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities
Affiliated Issuers	$427,610,142	$–	$–	$427,610,142

Money Market Funds	23	7,403,947	–	7,403,970
Total Investments	$427,610,165	$7,403,947	$–	$435,014,112

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,210.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2022 and 2021:

	2022	2021

Ordinary income*	$15,982,274	$17,227,369

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2022
Net unrealized appreciation (depreciation) – investments	$(24,581,551)
Temporary book/tax differences	(33,067)
Capital loss carryforward	(24,523,152)
Shares of beneficial interest	477,106,459
Total net assets	$427,968,689

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and partnerships.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

16 Invesco Income Allocation Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$6,822,310	$17,700,842	$24,523,152

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2022 was $145,999,610 and $189,703,698, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$23,316,988
Aggregate unrealized (depreciation) of investments	(47,898,539)
Net unrealized appreciation (depreciation) of investments	$(24,581,551)

      Cost of investments for tax purposes is $459,595,663.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of partnerships, on December 31, 2022, undistributed net investment income was increased by $1,413,142, undistributed net realized gain (loss) was decreased by $1,488,200 and shares of beneficial interest was increased by $75,058. This reclassification had no effect on the net assets of the Fund.

NOTE 10–Share Information

		Summary of Share Activity
	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021

	Shares	Amount	Shares	Amount
Sold:
Class A	7,103,803	$76,464,730	9,211,409	$107,654,588
Class C	222,019	2,404,896	245,475	2,872,403
Class R	100,775	1,094,491	133,067	1,548,725
Class Y	625,101	6,744,550	1,272,294	14,840,514
Class R5	6,743	77,809	6,857	79,769
Class R6	28,699	292,417	10,905	129,006

Issued as reinvestment of dividends:
Class A	1,054,439	11,167,729	997,757	11,646,372
Class C	73,472	780,705	88,026	1,027,923
Class R	11,994	127,241	13,347	155,849
Class Y	70,588	752,844	92,095	1,074,528
Class R5	348	3,713	817	9,524
Class R6	500	5,250	-	-

Automatic conversion of Class C shares to Class A shares:
Class A	247,882	2,658,020	286,043	3,335,367
Class C	(247,606)	(2,658,020)	(285,644)	(3,335,367)

Reacquired:
Class A	(10,839,541)	(114,752,503)	(8,270,318)	(96,440,729)
Class C	(1,034,470)	(10,904,398)	(1,180,531)	(13,765,018)
Class R	(201,243)	(2,150,951)	(151,892)	(1,776,155)
Class Y	(1,982,322)	(21,414,924)	(1,630,879)	(18,933,673)
Class R5	(9,343)	(102,950)	(28,467)	(330,761)
Class R6	(7,583)	(77,243)	-	-
Net increase (decrease) in share activity	(4,775,745)	$(49,486,594)	810,361	$9,792,865

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17 Invesco Income Allocation Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Income Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Income Allocation Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

18 Invesco Income Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2022 through December 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (07/01/22)	Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$995.90	$2.21	$1,022.99	$2.24	0.44%
Class C	1,000.00	992.20	5.98	1,019.21	6.06	1.19
Class R	1,000.00	994.70	3.47	1,021.73	3.52	0.69
Class Y	1,000.00	997.10	0.96	1,024.25	0.97	0.19
Class R5	1,000.00	996.30	0.96	1,024.25	0.97	0.19
Class R6	1,000.00	997.60	0.45	1,024.75	0.46	0.09

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19 Invesco Income Allocation Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2022:

Federal and State Income Tax
Qualified Dividend Income*	25.36%
Corporate Dividends Received Deduction*	17.32%
U.S. Treasury Obligations*	6.77%
Qualified Business Income*	2.19%
Business Interest Income*	46.15%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

20 Invesco Income Allocation Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] - 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			189	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1 Invesco Income Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown - 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	189	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	189	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones - 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School-Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	189	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman - 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management-Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			189	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	189	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	189	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2                                    Invesco Income Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			189	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	189	None
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	189	None
Daniel S. Vandivort - 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	189	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3                                    Invesco Income Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; and Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.;Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; Secretary, Invesco Indexing LLC; and Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; and Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                                    Invesco Income Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes - 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5                                    Invesco Income Allocation Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. - 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6                                    Invesco Income Allocation Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	INCAL-AR-1

Annual Report to Shareholders	December 31, 2022

Invesco International Diversified Fund

Nasdaq:

A: OIDAX ∎ C: OIDCX ∎ R: OIDNX ∎ Y: OIDYX ∎ R5: INDFX ∎ R6: OIDIX

2	Management’s Discussion
2	Performance Summary
3	Long-Term Fund Performance
5	Supplemental Information
7	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Report of Independent Registered Public Accounting Firm
18	Fund Expenses
19	Tax Information
T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the fiscal year ended December 31, 2022, Class A shares of Invesco International Diversified Fund (the Fund), at net asset value (NAV), underperformed the MSCI All Country World ex USA Index.
Your Fund’s long-term performance appears later in this report.
Fund vs. Indexes
Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-25.32%
Class C Shares	-25.88
Class R Shares	-25.52
Class Y Shares	-25.15
Class R5 Shares	-25.09
Class R6 Shares	-25.02
MSCI All Country World ex USA Index▼	-16.00
Source(s): ▼RIMES Technologies Corp.

Market conditions and your Fund

Global equity markets declined in the first half of 2022 amid volatility sparked by Russia’s invasion of Ukraine, rising commodity prices, rampant global inflation and central banks shifting toward tighter monetary policy. Russia’s invasion exacerbated inflationary pressures, disrupting already strained supply chains, and increasing shortages of oil, gas and raw materials, with the price of oil rising sharply.

    Inflation headwinds continued into the third quarter of 2022. The US Federal Reserve (the Fed), the European Central Bank and the Bank of England all raised interest rates. In contrast, the People’s Bank of China lowered its policy rate and the Bank of Japan kept rates the same. Emerging market equities, hampered by the strong US dollar, underperformed developed market equities.

    Global equity markets posted gains for the fourth quarter of 2022, after better inflation data sparked a rally in October and November. However, investor sentiment worsened in December after central banks signaled continued interest rate hikes into 2023 as inflation remained above target levels. International stocks outperformed US stocks in the fourth quarter, led by results in Europe and the UK. Emerging market equities also posted gains for the fourth quarter of 2022, boosted by China, which eased its zero-COVID-19 policy and started to reopen even as COVID-19 infections surged.

    Despite the rebound in the fourth quarter of 2022, at the end of the fiscal year ended December 31, 2022, trailing one-year returns for developed market equities and emerging market equities were both in negative territory.

    During the fiscal year, the Fund’s portfolio consisted of four underlying mutual funds: In-vesco Oppenheimer International Growth Fund, Invesco Developing Markets Fund, Invesco International Small-Mid Company Fund

and Invesco International Equity Fund. For the one-year period ended December 31, 2022, the four underlying funds produced the following absolute returns at NAV: Invesco International Small-Mid Company Fund returned -31.19%, followed by Invesco Oppenheimer International Growth Fund which returned -27.31%, followed by Invesco International Equity Fund which returned -19.60% and finally the Invesco Developing Markets Fund returned -25.16%.

    International Diversified Fund’s relative underperformance compared to the MSCI All Country World ex USA Index for the fiscal year was driven most by stock selection in the industrials, financials and energy sectors. The Fund’s underweight allocation to financials and underweight to energy also contributed negatively. The Fund’s relative performance during the fiscal year was hurt by stock selection in the United Kingdom and Japan. Exposure to Russian stocks also hurt relative performance during the fiscal year. Stock selection in the consumer discretionary sector was the largest contributor to the Fund’s relative performance. An underweight allocation to real estate also contributed positively. Geographically, stock selection and an underweight allocation in China and South Korea were contributors to relative Fund performance. An overweight allocation to Denmark also contributed positively.

    The Fund is designed to offer investors broad-based exposure to non-US equities with a single portfolio by combining four that have varied individual mandates.

    We thank you for your continued investment in Invesco International Diversified Fund.

Portfolio manager(s):

George R. Evans

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2 Invesco International Diversified Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and	index data from 12/31/12

1	Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3 Invesco International Diversified Fund

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges

Class A Shares
Inception (9/27/05)	4.74%
10 Years	3.94
5 Years	-1.22
1 Year	-29.42

Class C Shares
Inception (9/27/05)	4.72%
10 Years	3.90
5 Years	-0.84
1 Year	-26.52

Class R Shares
Inception (9/27/05)	4.79%
10 Years	4.26
5 Years	-0.35
1 Year	-25.52

Class Y Shares
Inception (9/27/05)	5.39%
10 Years	4.80
5 Years	0.16
1 Year	-25.15

Class R5 Shares
10 Years	4.66%
5 Years	0.17
1 Year	-25.09

Class R6 Shares
Inception (8/28/12)	5.86%
10 Years	5.01
5 Years	0.31
1 Year	-25.02

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Diversified Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Diversified Fund. The Fund was subsequently renamed the Invesco International Diversified Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4 Invesco International Diversified Fund

Supplemental Information

Invesco International Diversified Fund’s investment objective is to seek capital appreciation.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2022, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5                                    Invesco International Diversified Fund

Fund Information

Portfolio Composition

% of total investments

Invesco International Small-Mid Company Fund, Class R6	30.23%
Invesco International Equity Fund, Class R6	24.93
Invesco Oppenheimer International Growth Fund, Class R6	24.90
Invesco Developing Markets Fund, Class R6	19.94

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

Data presented here are as of December 31, 2022.

6                                    Invesco International Diversified Fund

Schedule of Investments

December 31, 2022

Invesco International Diversified Fund

Schedule of Investments in Affiliated Issuers–99.85%(a)

	%of Net Assets 12/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income	Shares 12/31/22	Value 12/31/22

Foreign Equity Funds–99.85%
Invesco Developing Markets Fund, Class R6	19.90%	$1,160,009,926	$119,217,949	$(519,666,499)	$(210,586,816)	$(82,301,286)		$5,640,300	13,364,069	$ 466,673,274

Invesco International Equity Fund, Class R6	24.89%	1,064,587,231	38,554,562	(323,318,313)	(203,756,240)	7,450,090		10,960,434	29,847,434	583,517,330

Invesco International Small-Mid Company Fund, Class R6	30.19%	1,188,096,083	156,458,090	(270,399,493)	(330,976,652)	(33,383,215)		3,148,234	18,124,225	707,750,993

Invesco Oppenheimer International Growth Fund, Class R6	24.87%	858,534,089	146,129,358	(201,094,165)	(200,911,830)	(19,645,062)		1,517,594	17,645,653	583,012,390

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,803,187,164)	99.85%	$4,271,227,329	$460,359,959	$(1,314,478,470)	$(946,231,538)	$(127,879,473	)(b)	$21,266,562		$ 2,340,953,987

OTHER ASSETS LESS LIABILITIES	0.15%									3,624,859

NET ASSETS	100.00%									$ 2,344,578,846

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco International Small-Mid Company Fund	$2,043,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                                    Invesco International Diversified Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:

Investments in affiliated underlying funds, at value (Cost $1,803,187,164)	$2,340,953,987

Cash	16,184,567
Receivable for:
Interest	60
Fund shares sold	1,515,469
Investment for trustee deferred compensation and retirement plans	155,859
Other assets	70,845
Total assets	2,358,880,787

Liabilities:
Payable for:
Fund shares reacquired	12,608,504
Accrued fees to affiliates	1,283,912
Accrued trustees’ and officers’ fees and benefits	32,470
Accrued other operating expenses	201,929
Trustee deferred compensation and retirement plans	175,126
Total liabilities	14,301,941
Net assets applicable to shares outstanding	$2,344,578,846

Net assets consist of:
Shares of beneficial interest	$2,042,321,037
Distributable earnings	302,257,809
$2,344,578,846

Net Assets:
Class A	$838,140,922
Class C	$82,627,944
Class R	$123,942,893
Class Y	$871,553,992
Class R5	$27,785
Class R6	$428,285,310

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	59,774,493
Class C	6,291,379
Class R	9,057,022
Class Y	61,164,775
Class R5	1,973
Class R6	29,889,051
Class A:
Net asset value per share	$14.02
Maximum offering price per share (Net asset value of $14.02 ÷ 94.50%)	$14.84
Class C:
Net asset value and offering price per share	$13.13
Class R:
Net asset value and offering price per share	$13.68
Class Y:
Net asset value and offering price per share	$14.25
Class R5:
Net asset value and offering price per share	$14.08
Class R6:
Net asset value and offering price per share	$14.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                                    Invesco International Diversified Fund

Statement of Operations

For the year ended December 31, 2022

Investment income:
Dividends from affiliated underlying funds	$21,266,562

Expenses:
Distribution fees:
Class A	2,430,160

Class C	1,114,779

Class R	684,040

Transfer agent fees – A, C, R and Y	4,312,615

Transfer agent fees – R5	35

Transfer agent fees – R6	198,456

Trustees’ and officers’ fees and benefits	45,373

Registration and filing fees	143,471

Reports to shareholders	187,024

Professional services fees	47,119

Other	(15,140)

Total expenses	9,147,932

Less: Expense offset arrangement(s)	(18,547)

Net expenses	9,129,385

Net investment income	12,137,177

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(129,923,293)

Capital gain distributions from affiliated underlying fund shares	2,043,820

(127,879,473)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(946,231,538)

Net realized and unrealized gain (loss)	(1,074,111,011)

Net increase (decrease) in net assets resulting from operations	$(1,061,973,834)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                                    Invesco International Diversified Fund

Statement of Changes in Net Assets

For the years ended December 31, 2022 and 2021

	2022	2021

Operations:

Net investment income	$12,137,177	$18,730,205

Net realized gain (loss)	(127,879,473)	423,490,627

Change in net unrealized appreciation (depreciation)	(946,231,538)	(251,343,538)

Net increase (decrease) in net assets resulting from operations	(1,061,973,834)	190,877,294

Distributions to shareholders from distributable earnings:

Class A	(109,807,177)	(98,881,156)

Class C	(11,734,501)	(12,098,183)

Class R	(16,350,183)	(12,997,978)

Class Y	(116,865,722)	(139,158,428)

Class R5	(3,778)	(6,642)

Class R6	(57,455,724)	(62,654,259)

Total distributions from distributable earnings	(312,217,085)	(325,796,646)

Share transactions–net:

Class A	(55,551,595)	(21,470,401)

Class C	(29,672,442)	(41,045,225)

Class R	6,282,249	(10,935,118)

Class Y	(393,070,728)	(142,025,694)

Class R5	(25,327)	54,174

Class R6	(126,965,668)	(5,182,975)

Net increase (decrease) in net assets resulting from share transactions	(599,003,511)	(220,605,239)

Net increase (decrease) in net assets	(1,973,194,430)	(355,524,591)

Net assets:

Beginning of year	4,317,773,276	4,673,297,867

End of year	$2,344,578,846	$4,317,773,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                                     Invesco International Diversified Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income loss(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets	Portfolio turnover (e)
Class A
Year ended 12/31/22	$21.53	$0.05	$(5.49)	$(5.44)	$(0.06)	$(2.01)	$(2.07)	$14.02	(25.32)%	$838,141	0.44%		0.44%		0.26%	15%
Year ended 12/31/21	22.41	0.06	0.77	0.83	(0.11)	(1.60)	(1.71)	21.53	3.89	1,337,605	0.42		0.42		0.26	20
Year ended 12/31/20	18.88	(0.01)	3.79	3.78	(0.19)	(0.06)	(0.25)	22.41	20.56	1,403,095	0.44		0.44		(0.04)	12
Eight months ended 12/31/19	18.00	0.14	1.14	1.28	(0.18)	(0.22)	(0.40)	18.88	7.16	1,279,901	0.44	(f)	0.44	(f)	1.16 (f)	5
Year ended 04/30/19	18.47	0.13	(0.47)	(0.34)	(0.13)	–	(0.13)	18.00	(1.73)	1,226,049	0.45		0.45		0.76	7
Year ended 04/30/18	15.75	0.08	2.71	2.79	(0.07)	–	(0.07)	18.47	17.73	1,406,336	0.47		0.48		0.48	30
Class C
Year ended 12/31/22	20.49	(0.08)	(5.21)	(5.29)	(0.06)	(2.01)	(2.07)	13.13	(25.88)	82,628	1.19		1.19		(0.49)	15
Year ended 12/31/21	21.46	(0.11)	0.74	0.63	–	(1.60)	(1.60)	20.49	3.11	164,886	1.17		1.17		(0.49)	20
Year ended 12/31/20	18.24	(0.14)	3.61	3.47	(0.19)	(0.06)	(0.25)	21.46	19.58	211,223	1.19		1.19		(0.79)	12
Eight months ended 12/31/19	17.48	0.05	1.11	1.16	(0.18)	(0.22)	(0.40)	18.24	6.68	282,376	1.19	(f)	1.19	(f)	0.40 (f)	5
Year ended 04/30/19	17.92	0.00	(0.44)	(0.44)	–	–	–	17.48	(2.46)	417,155	1.20		1.20		0.01	7
Year ended 04/30/18	15.34	(0.05)	2.63	2.58	–	–	–	17.92	16.82	480,204	1.22		1.23		(0.27)	30
Class R
Year ended 12/31/22	21.13	0.00	(5.38)	(5.38)	(0.06)	(2.01)	(2.07)	13.68	(25.52)	123,943	0.69		0.69		0.01	15
Year ended 12/31/21	22.02	0.00	0.76	0.76	(0.05)	(1.60)	(1.65)	21.13	3.62	179,362	0.67		0.67		0.01	20
Year ended 12/31/20	18.61	(0.05)	3.71	3.66	(0.19)	(0.06)	(0.25)	22.02	20.21	196,106	0.69		0.69		(0.29)	12
Eight months ended 12/31/19	17.77	0.11	1.13	1.24	(0.18)	(0.22)	(0.40)	18.61	7.03	187,607	0.69	(f)	0.69	(f)	0.90 (f)	5
Year ended 04/30/19	18.23	0.09	(0.46)	(0.37)	(0.09)	–	(0.09)	17.77	(1.96)	200,643	0.70		0.70		0.51	7
Year ended 04/30/18	15.56	0.04	2.66	2.70	(0.03)	–	(0.03)	18.23	17.38	215,588	0.72		0.73		0.23	30
Class Y
Year ended 12/31/22	21.83	0.09	(5.57)	(5.48)	(0.09)	(2.01)	(2.10)	14.25	(25.15)	871,554	0.19		0.19		0.51	15
Year ended 12/31/21	22.71	0.12	0.78	0.90	(0.18)	(1.60)	(1.78)	21.83	4.17	1,823,128	0.17		0.17		0.51	20
Year ended 12/31/20	19.10	0.04	3.84	3.88	(0.21)	(0.06)	(0.27)	22.71	20.83	2,019,871	0.19		0.19		0.21	12
Eight months ended 12/31/19	18.17	0.17	1.16	1.33	(0.18)	(0.22)	(0.40)	19.10	7.37	2,349,592	0.17	(f)	0.19	(f)	1.43 (f)	5
Year ended 04/30/19	18.65	0.18	(0.48)	(0.30)	(0.18)	–	(0.18)	18.17	(1.41)	2,386,585	0.16		0.20		1.05	7
Year ended 04/30/18	15.91	0.13	2.73	2.86	(0.12)	–	(0.12)	18.65	18.00	1,968,444	0.22		0.23		0.73	30
Class R5
Year ended 12/31/22	21.61	0.10	(5.51)	(5.41)	(0.11)	(2.01)	(2.12)	14.08	(25.09)	28	0.10		0.10		0.60	15
Year ended 12/31/21	22.50	0.15	0.78	0.93	(0.22)	(1.60)	(1.82)	21.61	4.32	73	0.07		0.07		0.61	20
Year ended 12/31/20	18.93	0.07	3.80	3.87	(0.24)	(0.06)	(0.30)	22.50	20.96	24	0.05		0.05		0.35	12
Period ended 12/31/19(g)	17.05	0.16	2.12	2.28	(0.18)	(0.22)	(0.40)	18.93	13.42	11	0.07	(f)	0.07	(f)	1.52 (f)	5
Class R6
Year ended 12/31/22	21.94	0.11	(5.58)	(5.47)	(0.13)	(2.01)	(2.14)	14.33	(25.02)	428,285	0.04		0.04		0.66	15
Year ended 12/31/21	22.82	0.16	0.78	0.94	(0.22)	(1.60)	(1.82)	21.94	4.31	812,719	0.03		0.03		0.65	20
Year ended 12/31/20	19.19	0.07	3.86	3.93	(0.24)	(0.06)	(0.30)	22.82	20.99	842,979	0.04		0.04		0.36	12
Eight months ended 12/31/19	18.23	0.19	1.17	1.36	(0.18)	(0.22)	(0.40)	19.19	7.51	805,573	0.03	(f)	0.03	(f)	1.57 (f)	5
Year ended 04/30/19	18.73	0.20	(0.49)	(0.29)	(0.21)	–	(0.21)	18.23	(1.37)	734,849	0.04		0.04		1.17	7
Year ended 04/30/18	15.96	0.16	2.75	2.91	(0.14)	–	(0.14)	18.73	18.28	461,321	0.05		0.05		0.90	30

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.77%,0.82% and 0.81% for the year ended December 31, 2022,2021 and 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.80%, 0.83%, 0.83% and 0.70% for the eight months ended December 31, 2019, and the years ended April 30, 2019 and 2018, respectively.

(e)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $103,226,025 and sold of $86,850,094 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco International Allocation Fund into the Fund.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements. 11 Invesco International Diversified Fund

Notes to Financial Statements

December 31, 2022

NOTE 1–Significant Accounting Policies

Invesco International Diversified Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for

12 Invesco International Diversified Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

J.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

13 Invesco International Diversified Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on June 30, 2023. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not reimburse expenses during the period under these limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2022, IDI advised the Fund that IDI retained $89,955 in front-end sales commissions from the sale of Class A shares and $8,145 and $5,321 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of December 31, 2022, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $18,547.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be

14 Invesco International Diversified Fund

invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2022 and 2021:

	2022	2021

Ordinary income*	$18,397,437	$55,500,292
Long-term capital gain	293,819,648	270,296,354
Total distributions	$312,217,085	$325,796,646

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2022
Undistributed ordinary income	$8,067,025
Net unrealized appreciation - investments	452,659,694
Temporary book/tax differences	(188,892)
Capital loss carryforward	(158,280,018)
Shares of beneficial interest	2,042,321,037
Total net assets	$2,344,578,846

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$76,234,771	$82,045,247	$158,280,018

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2022 was $460,359,959 and $1,314,478,469, respectively. Cost of investments, including any derivatives,on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$452,659,694
Aggregate unrealized (depreciation) of investments	—
Net unrealized appreciation of investments	$452,659,694

      Cost of investments for tax purposes is $1,888,294,293.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on December 31, 2022, undistributed net investment income was decreased by $534,420 and undistributed net realized gain (loss) was increased by $534,420. This reclassification had no effect on the net assets or the distributable earnings of the Fund.

15 Invesco International Diversified Fund

NOTE 10–Share Information

		Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021

	Shares	Amount	Shares	Amount

Sold:
Class A	4,166,805	$71,384,490	4,683,543	$108,807,493

Class C	552,171	8,898,630	775,949	17,195,667

Class R	1,131,838	18,910,093	1,025,896	23,339,785

Class Y	12,035,575	207,644,155	12,819,441	301,468,306

Class R5	-	-	3,177	73,511

Class R6	7,117,851	123,909,430	6,933,043	164,001,791

Issued as reinvestment of dividends:
Class A	7,240,485	102,241,217	4,363,527	91,459,528

Class C	833,265	11,024,367	569,107	11,359,379

Class R	1,181,096	16,275,523	630,030	12,966,001

Class Y	6,779,405	97,284,462	5,260,400	111,783,493

Class R5	193	2,742	102	2,155

Class R6	3,874,365	55,907,084	2,817,949	60,191,392

Automatic conversion of Class C shares to Class A shares:
Class A	903,229	15,202,129	1,330,763	30,886,743

Class C	(952,903)	(15,202,129)	(1,394,034)	(30,886,743)

Reacquired:
Class A	(14,657,386)	(244,379,431)	(10,866,190)	(252,624,165)

Class C	(2,186,473)	(34,393,310)	(1,746,279)	(38,713,528)

Class R	(1,742,819)	(28,903,367)	(2,073,729)	(47,240,904)

Class Y	(41,183,465)	(697,999,345)	(23,489,537)	(555,277,493)

Class R5	(1,608)	(28,069)	(939)	(21,492)

Class R6	(18,142,862)	(306,782,182)	(9,644,707)	(229,376,158)

Net increase (decrease) in share activity	(33,051,238)	$(599,003,511)	(8,002,488)	$(220,605,239)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16 Invesco International Diversified Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco International Diversified Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco International Diversified Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Financial Highlights

For each of the three years in the period ended December 31, 2022 and the eight months ended December 31, 2019 for Class A, Class C, Class R, Class Y and Class R6.

For each of the three years in the period ended December 31, 2022 and the period May 24, 2019 (commencement of operations) through December 31, 2019 for Class R5.

The financial statements of Oppenheimer International Diversified Fund (subsequently renamed Invesco International Diversified Fund) as of and for the year ended April 30, 2019 and the financial highlights for each of the periods ended on or prior to April 30, 2019 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated June 25, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

17 Invesco International Diversified Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2022 through December 31, 2022.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (07/01/22)	Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,025.40	$2.30	$1,022.94	$2.29	0.45%
Class C	1,000.00	1,021.30	6.11	1,019.16	6.11	1.20
Class R	1,000.00	1,023.90	3.57	1,021.68	3.57	0.70
Class Y	1,000.00	1,026.40	1.02	1,024.20	1.02	0.20
Class R5	1,000.00	1,026.50	0.56	1,024.65	0.56	0.11
Class R6	1,000.00	1,027.60	0.26	1,024.95	0.26	0.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

18 Invesco International Diversified Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2022:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$293,819,648
Qualified Dividend Income*	78.01%
Corporate Dividends Received Deduction*	2.13%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$5,095,658

19 Invesco International Diversified Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			189	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1 Invesco International Diversified Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	189	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler –1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	189	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	189	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management - Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			189	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	189	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	189	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2                                    Invesco International Diversified Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			189	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	189	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver - Daniels College of Business; and Managing Partner, KPMG LLP	189	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	189	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3                                    Invesco International Diversified Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; and Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.;Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; Secretary, Invesco Indexing LLC; and Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg –1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; and Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                                    Invesco International Diversified Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes- 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5                                    Invesco International Diversified Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6                                    Invesco International Diversified Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-IDIV-AR-1

Annual Report to Shareholders	December 31, 2022

Invesco Main Street Mid Cap Fund®

Nasdaq:

A: OPMSX ∎ C: OPMCX ∎ R: OPMNX ∎ Y: OPMYX ∎ R5: MSMJX ∎ R6: OPMIX

2	Management’s Discussion

2	Performance Summary

3	Long-Term Fund Performance

5	Supplemental Information

7	Schedule of Investments

10	Financial Statements

13	Financial Highlights

14	Notes to Financial Statements

21	Report of Independent Registered Public Accounting Firm

22	Fund Expenses

23	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary
For the fiscal year ended December 31, 2022, Class A shares of Invesco Main Street Mid Cap Fund® (the Fund), at net asset value (NAV), outperformed the Russell Midcap Index.
Your Fund’s long-term performance appears later in this report.
Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-14.35%
Class C Shares	-14.95
Class R Shares	-14.53
Class Y Shares	-14.10
Class R5 Shares	-14.06
Class R6 Shares	-14.00
Russell Midcap Index▼	-17.32
Source(s): ▼RIMES Technologies Corp.

Market conditions and your Fund

Equity markets declined in the first quarter of 2022 amid volatility sparked by Russia’s invasion of Ukraine, rising commodity prices, rampant global inflation and the US Federal Reserve’s (the Fed) shift toward tighter monetary policy. Russia’s invasion exacerbated inflation pressures, disrupting already strained supply chains and increasing shortages of oil, gas and raw materials. The price of oil rose sharply, with crude prices reaching their highest price per barrel since 2008.1 Inflation continued to be a top concern for consumers, investors and the Fed. To combat inflation, the Fed raised the federal funds rate by one-quarter percentage point in March and indicated it would “taper” its asset purchase program quickly.2

    As the war in Ukraine continued and corporate earnings in high-profile names like Netflix reported slowing growth and profits, the equity markets sold off for much of April 2022. The downward direction of the equity markets continued into the second quarter of 2022 amid substantial inflation, rising interest rates and an increasing likelihood of a US recession. Driven by higher food and energy prices, the consumer price index rose by yet another 40-year high to 8.6% for the twelve months ended May 2022.3 Oil prices peaked near $122 per barrel in early June, resulting in skyrocketing gasoline prices; the national average price reached a record high, above $5 per gallon in early June.1 In an effort to tame inflation, the Fed raised the benchmark federal funds rate three more times, by 0.50% in May, by 0.75% in June and another 0.75% in July, which were the largest increases in nearly 30 years.2 US equity markets rose in July and August until Fed chairman Jerome Powell’s hawkish comments at an economic policy symposium held in Jackson Hole, which sparked a sharp selloff at month-end. The Fed reiterated that it would continue taking aggressive action to curb inflation, even though such measures could “bring pain to households and businesses,” and the Fed raised the benchmark federal funds rate by another 0.75% in September.2

    After experiencing a sharp drop in September 2022, US equity markets rebounded in October and November,4 despite mixed data on the economy and corporate earnings. However, the Fed’s message of continued rate hikes until data shows inflation meaningfully declining, sent markets lower in December.4 As energy prices declined,1 the rate of inflation slowed modestly in the fourth quarter.3 Corporate earnings generally met expectations, though companies provided cautious future guidance. With inflation still at multi-decade highs and little evidence of a slowing economy, the Fed raised its target rate by 0.75% in November and by 0.50% in December, marking its highest level in over a decade.2

    In this environment, US stocks had negative double-digit returns for the fiscal year of -18.11%, as measured by the S&P 500 Index.4

    During the fiscal year, stock selection in the information technology, communication services and industrials sectors were the largest contributors to the Fund’s relative performance versus its benchmark, the Russell Mid-cap Index. This was offset by weaker stock selection in the energy and consumer staples sectors and an overweight exposure to the consumer discretionary sector.

    The largest individual contributors to the Fund’s performance relative to the benchmark during the fiscal year included Chesapeake Energy, Schlumberger and Acadia Healthcare. Chesapeake Energy, an exploration and production company focused on oil and natural gas, benefited from the general outperformance of the energy sector.

    Schlumberger, an oil and gas services company, also benefited from the outperformance of the energy sector. We exited our position in the holding during the fiscal year.

    Acadia Healthcare, a provider of behavioral health care services, continued to see strong demand for mental health services and favorable pricing.

    The largest individual detractors from the Fund’s performance relative to the benchmark during the fiscal year included Expedia Group, MKS Instruments and Block. Expedia Group underperformed as investors grew increasingly worried that a weakening US economy would impact leisure travel. Well-publicized airline capacity issues, flight delays/ cancellations and generally high airfare and hotel prices also raised concerns about the sustainability of the travel recovery.

    MKS Instruments, a provider of semiconductor equipment, came under pressure due to a weaker demand backdrop as a result of macro concerns including inflation and a rising rate environment.

    Block was under pressure due to concerns surrounding the cryptocurrency market and the company’s exposure to Bitcoin. We have exited our holding during the fiscal year.

    We continue to maintain our discipline around valuation and focus on companies which we believe have competitive advantages and skilled management teams that are outexecuting peers. We believe this disciplined approach is essential to generating attractive long-term performance.

    We thank you for your continued investment in Invesco Main Street Mid Cap Fund®.

1	Source: Bloomberg LP

2	Source: US Federal Reserve

3	Source: US Bureau of Labor Statistics

4	Source: Lipper Inc.

Portfolio manager(s):

Joy Budzinski

Belinda Cavazos - Lead

Magnus Krantz

Raman Vardharaj

Adam Weiner - Lead

Matthew Ziehl - Lead

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2 Invesco Main Street Mid Cap Fund®

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/12

1	Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3 Invesco Main Street Mid Cap Fund®

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges

Class A Shares
Inception (8/2/99)	9.20%
10 Years	8.58
5 Years	4.73
1 Year	-19.07

Class C Shares
Inception (8/2/99)	9.19%
10 Years	8.54
5 Years	5.14
1 Year	-15.75

Class R Shares
Inception (3/1/01)	8.08%
10 Years	8.92
5 Years	5.68
1 Year	-14.53

Class Y Shares
Inception (8/2/99)	9.86%
10 Years	9.48
5 Years	6.20
1 Year	-14.10

Class R5 Shares
10 Years	9.34%
5 Years	6.19
1 Year	-14.06

Class R6 Shares
Inception (10/26/12)	9.99%
10 Years	9.66
5 Years	6.37
1 Year	-14.00

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Main Street Mid Cap Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Main Street Mid Cap Fund®. The Fund was subsequently renamed the Invesco Main Street Mid Cap Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4 Invesco Main Street Mid Cap Fund®

Supplemental Information

Invesco Main Street Mid Cap Fund’s® investment objective is to seek capital appreciation.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2022, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎

The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5 Invesco Main Street Mid Cap Fund®

Fund Information

Portfolio Composition

By sector	% of total net assets
Industrials	18.49%
Financials	14.96
Consumer Discretionary	13.40
Information Technology	13.02
Health Care	8.92
Real Estate	6.65
Materials	5.46
Energy	5.22
Utilities	4.77
Consumer Staples	4.34
Communication Services	4.29
Money Market Funds Plus Other Assets Less Liabilities	0.48

Top 10 Equity Holdings*

		% of total net assets
1.	Synopsys, Inc.	1.98%
2.	Keysight Technologies, Inc.	1.91
3.	Carrier Global Corp.	1.71
4.	Raymond James Financial, Inc.	1.69
5.	D.R. Horton, Inc.	1.69
6.	APA Corp.	1.64
7.	Republic Services, Inc.	1.62
8.	Otis Worldwide Corp.	1.60
9.	Curtiss-Wright Corp.	1.59
10.	Acadia Healthcare Co., Inc.	1.48

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*	Excluding money market fund holdings, if any.

Data presented here are as of December 31, 2022.

6 Invesco Main Street Mid Cap Fund®

Schedule of Investments(a)

December 31, 2022

	Shares	Value

Common Stocks & Other Equity Interests–99.52%
Advertising–1.17%
Interpublic Group of Cos., Inc. (The)	817,933	$27,245,348

Aerospace & Defense–2.88%
Curtiss-Wright Corp.	222,490	37,153,605

Howmet Aerospace, Inc.	766,903	30,223,647

		67,377,252

Application Software–5.79%
Manhattan Associates, Inc.(b)	272,252	33,051,393

Paylocity Holding Corp.(b)	126,300	24,535,038

Synopsys, Inc.(b)(c)	144,970	46,287,471

Tyler Technologies, Inc.(b)	97,705	31,501,069

		135,374,971

Asset Management & Custody Banks–1.97%
Federated Hermes, Inc., Class B	615,184	22,337,331

Northern Trust Corp.(c)	267,836	23,700,808

		46,038,139

Auto Parts & Equipment–2.79%
Aptiv PLC(b)	359,418	33,472,599

Mobileye Global, Inc., Class A (Israel)(b)	166,784	5,847,447

Visteon Corp.(b)	197,416	25,827,935

		65,147,981

Automotive Retail–1.31%
O’Reilly Automotive, Inc.(b)	36,242	30,589,335

Biotechnology–0.90%
Seagen, Inc.(b)	163,790	21,048,653

Building Products–1.71%
Carrier Global Corp.	969,365	39,986,306

Casinos & Gaming–0.81%
Boyd Gaming Corp.	348,890	19,024,972

Communications Equipment–1.46%
Motorola Solutions, Inc.	132,208	34,071,324

Construction & Engineering–1.08%
Valmont Industries, Inc.	76,580	25,322,708

Construction Materials–1.99%
Summit Materials, Inc., Class A(b)(c)	699,519	19,859,333

Vulcan Materials Co.	152,610	26,723,537

		46,582,870

Distillers & Vintners–1.00%
Constellation Brands, Inc., Class A	100,278	23,239,426

Distributors–0.90%
LKQ Corp.	393,076	20,994,189

Electric Utilities–1.22%
American Electric Power Co., Inc.(c)	299,031	28,392,993

Electrical Components & Equipment–3.76%
Generac Holdings, Inc.(b)	201,724	20,305,538

Hubbell, Inc.(c)	144,321	33,869,252

	Shares	Value

Electrical Components & Equipment–(continued)
Rockwell Automation, Inc.	130,933	$33,724,413

		87,899,203

Electronic Equipment & Instruments–1.91%
Keysight Technologies, Inc.(b)	260,823	44,618,991

Environmental & Facilities Services–1.61%
Republic Services, Inc.	292,307	37,704,680

Fertilizers & Agricultural Chemicals–1.28%
Mosaic Co. (The)	682,897	29,958,691

Financial Exchanges & Data–1.25%
Cboe Global Markets, Inc.	231,749	29,077,547

Food Distributors–0.88%
Sysco Corp.	267,237	20,430,269

Gas Utilities–1.14%
Atmos Energy Corp.(c)	238,298	26,706,057

General Merchandise Stores–0.74%
Dollar General Corp.	70,483	17,356,439

Health Care Equipment–1.23%
DexCom, Inc.(b)	253,513	28,707,812

Health Care Facilities–2.57%
Acadia Healthcare Co., Inc.(b)(c)	419,122	34,502,123

Tenet Healthcare Corp.(c)	524,528	25,591,721

		60,093,844

Health Care Supplies–1.33%
Cooper Cos., Inc. (The)	94,139	31,128,943

Homebuilding–2.50%
D.R. Horton, Inc.	442,391	39,434,734

TopBuild Corp.(b)	120,432	18,846,403

		58,281,137

Hotels, Resorts & Cruise Lines–2.31%
Choice Hotels International, Inc.	243,094	27,382,108

Expedia Group, Inc.(b)	302,154	26,468,690

		53,850,798

Household Products–1.24%
Church & Dwight Co., Inc.	360,018	29,021,051

Human Resource & Employment Services–1.97%
ASGN, Inc.(b)(c)	264,961	21,589,022

Korn Ferry	483,374	24,468,392

		46,057,414

Hypermarkets & Super Centers–1.23%
BJ’s Wholesale Club Holdings, Inc.(b)	433,473	28,678,574

Industrial Machinery–3.30%
Evoqua Water Technologies Corp.(b)	653,671	25,885,372

Lincoln Electric Holdings, Inc.	96,741	13,978,107

Otis Worldwide Corp.	476,362	37,303,908

		77,167,387

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7 Invesco Main Street Mid Cap Fund®

	Shares	Value

Industrial REITs–1.10%
First Industrial Realty Trust, Inc.	533,261	$25,735,176

Insurance Brokers–1.41%
Arthur J. Gallagher & Co.	175,113	33,015,805

Interactive Home Entertainment–1.32%
Electronic Arts, Inc.	252,172	30,810,375

Interactive Media & Services–0.89%
Pinterest, Inc., Class A(b)	858,876	20,853,509

Internet Services & Infrastructure–0.96%
MongoDB, Inc.(b)(c)	113,424	22,326,380

Investment Banking & Brokerage–1.69%
Raymond James Financial, Inc.	369,758	39,508,642

Life Sciences Tools & Services–0.45%
Illumina, Inc.(b)	52,293	10,573,645

Managed Health Care–1.41%
Centene Corp.(b)	401,397	32,918,568

Metal & Glass Containers–2.20%
Crown Holdings, Inc.	270,008	22,197,358

Silgan Holdings, Inc.(c)	560,885	29,076,278

		51,273,636

Movies & Entertainment–0.91%
Endeavor Group Holdings, Inc., Class A(b)(c)	943,842	21,274,199

Multi-line Insurance–1.31%
Hartford Financial Services Group, Inc. (The)	402,013	30,484,646

Multi-Utilities–2.42%
CMS Energy Corp.	447,478	28,338,782

WEC Energy Group, Inc.	299,638	28,094,059

		56,432,841

Oil & Gas Exploration & Production–4.00%
APA Corp.	821,456	38,345,566

Chesapeake Energy Corp.(c)	334,319	31,549,684

Marathon Oil Corp.	871,497	23,591,424

		93,486,674

Oil & Gas Storage & Transportation–1.22%
Cheniere Energy, Inc.	190,576	28,578,777

Other Diversified Financial Services–1.29%
Equitable Holdings, Inc.	1,048,335	30,087,214

Pharmaceuticals–1.02%
Catalent, Inc.(b)	531,153	23,907,196

Property & Casualty Insurance–1.41%
Allstate Corp. (The)	242,078	32,825,777

Regional Banks–4.63%
Comerica, Inc.	448,590	29,988,241

First Citizens BancShares, Inc., Class A(c)	32,317	24,507,920

SVB Financial Group(b)	102,313	23,546,314

Webster Financial Corp.(c)	638,211	30,212,909

		108,255,384

	Shares	Value

Research & Consulting Services–2.18%
CACI International, Inc., Class A(b)	105,932	$31,842,100

TransUnion	334,917	19,006,540

		50,848,640

Residential REITs–1.41%
American Homes 4 Rent, Class A(c)	1,093,246	32,950,434

Retail REITs–1.40%
Kimco Realty Corp.	1,538,354	32,582,338

Semiconductor Equipment–2.02%
KLA Corp.	64,912	24,473,772

MKS Instruments, Inc.	268,125	22,718,231

		47,192,003

Semiconductors–0.87%
Marvell Technology, Inc.	550,590	20,393,854

Specialized REITs–2.73%
Lamar Advertising Co., Class A	276,824	26,132,185

National Storage Affiliates Trust	508,155	18,354,559

SBA Communications Corp., Class A	69,122	19,375,588

		63,862,332

Specialty Stores–2.04%
Bath & Body Works, Inc.	396,624	16,713,735

Tractor Supply Co.	137,686	30,975,220

		47,688,955

Total Common Stocks & Other Equity Interests (Cost $2,028,203,787)		2,325,042,304

Money Market Funds–0.48%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(d)(e)	3,887,964	3,887,964

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(d)(e)	2,776,400	2,777,233

Invesco Treasury Portfolio, Institutional Class, 4.20%(d)(e)	4,443,388	4,443,388

Total Money Market Funds (Cost $11,108,585)		11,108,585

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $2,039,312,372)		2,336,150,889

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–5.57%
Invesco Private Government Fund, 4.28%(d)(e)(f)	36,445,618	36,445,618

Invesco Private Prime Fund, 4.46%(d)(e)(f)	93,689,198	93,717,304

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $130,156,085)		130,162,922

TOTAL INVESTMENTS IN SECURITIES–105.57% (Cost $2,169,468,457)		2,466,313,811

OTHER ASSETS LESS LIABILITIES–(5.57)%		(130,035,218)

NET ASSETS–100.00%		$2,336,278,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco Main Street Mid Cap Fund®

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value December 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,295,302	$164,302,931	$(163,710,269)	$-	$-	$3,887,964	$47,981
Invesco Liquid Assets Portfolio, Institutional Class	2,353,787	117,359,237	(116,936,299)	-	508	2,777,233	68,076
Invesco Treasury Portfolio, Institutional Class	6,164,818	187,774,779	(189,496,209)	-	-	4,443,388	79,917
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	76,977,397	475,080,329	(515,612,108)	-	-	36,445,618	596,798*
Invesco Private Prime Fund	179,613,921	1,026,307,924	(1,112,212,231)	9,854	(2,164)	93,717,304	1,650,314*
Total	$268,405,225	$1,970,825,200	$(2,097,967,116)	$9,854	$(1,656)	$141,271,507	$2,443,086

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9 Invesco Main Street Mid Cap Fund®

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments in unaffiliated securities, at value (Cost $2,028,203,787)*	$2,325,042,304

Investments in affiliated money market funds, at value (Cost $ 141,264,670)	141,271,507

Cash	4,514,144

Receivable for:
Fund shares sold	878,582

Dividends	2,061,609

Investment for trustee deferred compensation and retirement plans	565,852

Other assets	71,979

Total assets	2,474,405,977

Liabilities:
Payable for:
Fund shares reacquired	5,675,844

Collateral upon return of securities loaned	130,156,085

Accrued fees to affiliates	1,465,930

Accrued trustees’ and officers’ fees and benefits	5,926

Accrued other operating expenses	222,411

Trustee deferred compensation and retirement plans	601,188

Total liabilities	138,127,384

Net assets applicable to shares outstanding	$2,336,278,593

Net assets consist of:
Shares of beneficial interest	$2,103,884,629

Distributable earnings	232,393,964

$2,336,278,593

Net Assets:

Class A	$1,723,024,211

Class C	$67,259,229

Class R	$140,983,027

Class Y	$310,823,410

Class R5	$13,794,722

Class R6	$80,393,994

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	73,807,028

Class C	4,103,590

Class R	6,629,554

Class Y	11,775,588

Class R5	586,205

Class R6	3,047,070

Class A:
Net asset value per share	$23.34

Maximum offering price per share (Net asset value of $23.34 ÷ 94.50%)	$24.70

Class C:
Net asset value and offering price per share	$16.39

Class R:
Net asset value and offering price per share	$21.27

Class Y:
Net asset value and offering price per share	$26.40

Class R5:
Net asset value and offering price per share	$23.53

Class R6:
Net asset value and offering price per share	$26.38

*	At December 31, 2022, securities with an aggregate value of $122,755,805 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10 Invesco Main Street Mid Cap Fund®

Statement of Operations

For the year ended December 31, 2022

Investment income:

Dividends (net of foreign withholding taxes of $48,518)	$35,564,580

Dividends from affiliated money market funds (includes net securities lending income of $169,662)	365,636

Total investment income	35,930,216

Expenses:

Advisory fees	15,704,705

Administrative services fees	365,957

Custodian fees	26,339

Distribution fees:
Class A	4,553,143

Class C	770,384

Class R	769,088

Transfer agent fees – A, C, R and Y	4,180,919

Transfer agent fees – R5	14,365

Transfer agent fees – R6	24,340

Trustees’ and officers’ fees and benefits	35,638

Registration and filing fees	173,509

Reports to shareholders	160,718

Professional services fees	78,265

Other	24,203

Total expenses	26,881,573

Less: Fees waived and/or expense offset arrangement(s)	(38,017)

Net expenses	26,843,556

Net investment income	9,086,660

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	(9,909,915)

Affiliated investment securities	(1,656)

(9,911,571)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(427,623,592)

Affiliated investment securities	9,854

Foreign currencies	(428)

(427,614,166)

Net realized and unrealized gain (loss)	(437,525,737)

Net increase (decrease) in net assets resulting from operations	$(428,439,077)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11 Invesco Main Street Mid Cap Fund®

Statement of Changes in Net Assets

For the years ended December 31, 2022 and 2021

	2022	2021

Operations:
Net investment income (loss)	$9,086,660	$(3,532,891)

Net realized gain (loss)	(9,911,571)	547,870,236

Change in net unrealized appreciation (depreciation)	(427,614,166)	54,443,043

Net increase (decrease) in net assets resulting from operations	(428,439,077)	598,780,388

Distributions to shareholders from distributable earnings:
Class A	(63,970,132)	(355,543,435)

Class C	(3,394,552)	(20,334,419)

Class R	(5,534,162)	(31,376,253)

Class Y	(11,211,195)	(64,993,563)

Class R5	(559,132)	(2,762,491)

Class R6	(2,974,376)	(13,642,606)

Total distributions from distributable earnings	(87,643,549)	(488,652,767)

Share transactions–net:
Class A	(117,153,382)	193,467,001

Class C	(12,709,797)	8,056,833

Class R	(11,468,950)	16,826,232

Class Y	(54,503,086)	18,436,527

Class R5	(575,616)	2,020,487

Class R6	2,965,885	(58,471)

Net increase (decrease) in net assets resulting from share transactions	(193,444,946)	238,748,609

Net increase (decrease) in net assets	(709,527,572)	348,876,230

Net assets:
Beginning of year	3,045,806,165	2,696,929,935

End of year	$2,336,278,593	$3,045,806,165

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 Invesco Main Street Mid Cap Fund®

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Year ended 12/31/22	$28.30	$0.09	$(4.16)	$(4.07)	$(0.03)	$(0.86)	$(0.89)	$23.34	(14.35	)%(e)	$1,723,024	1.06	%(e)	1.06	%(e)	0.35	%(e)	54%
Year ended 12/31/21	27.52	(0.04)	6.20	6.16	(0.07)	(5.31)	(5.38)	28.30	23.02		2,217,085	1.06		1.06		(0.13)		65
Year ended 12/31/20	26.13	0.06	2.06	2.12	–	(0.73)	(0.73)	27.52	9.13	(e)	1,946,102	1.10	(e)	1.11	(e)	0.27	(e)	76
Six months ended 12/31/19	25.18	0.07	2.18	2.25	–	(1.30)	(1.30)	26.13	8.95		1,326,188	1.10	(f)	1.12	(f)	0.51	(f)	27
Year ended 06/30/19	27.59	0.08	0.25	0.33	–	(2.74)	(2.74)	25.18	2.50		1,364,726	1.09		1.09		0.30		59
Year ended 06/30/18	28.59	0.02	2.84	2.86	(0.12)	(3.74)	(3.86)	27.59	10.67		1,383,592	1.09		1.10		0.08		60
Class C
Year ended 12/31/22	20.29	(0.07)	(2.97)	(3.04)	–	(0.86)	(0.86)	16.39	(14.95)		67,259	1.82		1.82		(0.41)		54
Year ended 12/31/21	21.11	(0.21)	4.70	4.49	–	(5.31)	(5.31)	20.29	22.08		97,388	1.81		1.81		(0.88)		65
Year ended 12/31/20	20.41	(0.09)	1.52	1.43	–	(0.73)	(0.73)	21.11	8.29		90,764	1.84		1.87		(0.47)		76
Six months ended 12/31/19	20.00	(0.02)	1.73	1.71	–	(1.30)	(1.30)	20.41	8.56		111,246	1.84	(f)	1.88	(f)	(0.23	)(f)	27
Year ended 06/30/19	22.69	(0.09)	0.14	0.05	–	(2.74)	(2.74)	20.00	1.75		123,764	1.84		1.85		(0.46)		59
Year ended 06/30/18	24.22	(0.16)	2.37	2.21	–	(3.74)	(3.74)	22.69	9.84		269,651	1.84		1.85		(0.68)		60
Class R
Year ended 12/31/22	25.90	0.02	(3.79)	(3.77)	–	(0.86)	(0.86)	21.27	(14.53)		140,983	1.32		1.32		0.09		54
Year ended 12/31/21	25.58	(0.11)	5.75	5.64	(0.01)	(5.31)	(5.32)	25.90	22.73		184,312	1.31		1.31		(0.38)		65
Year ended 12/31/20	24.41	0.01	1.89	1.90	–	(0.73)	(0.73)	25.58	8.87		163,178	1.34		1.37		0.03		76
Six months ended 12/31/19	23.63	0.03	2.05	2.08	–	(1.30)	(1.30)	24.41	8.81		145,346	1.34	(f)	1.38	(f)	0.27	(f)	27
Year ended 06/30/19	26.13	0.01	0.23	0.24	–	(2.74)	(2.74)	23.63	2.28		152,799	1.34		1.35		0.05		59
Year ended 06/30/18	27.28	(0.05)	2.69	2.64	(0.05)	(3.74)	(3.79)	26.13	10.37		171,923	1.34		1.35		(0.18)		60
Class Y
Year ended 12/31/22	31.87	0.17	(4.67)	(4.50)	(0.11)	(0.86)	(0.97)	26.40	(14.10)		310,823	0.82		0.82		0.59		54
Year ended 12/31/21	30.40	0.04	6.87	6.91	(0.13)	(5.31)	(5.44)	31.87	23.31		436,518	0.81		0.81		0.12		65
Year ended 12/31/20	28.69	0.14	2.30	2.44	–	(0.73)	(0.73)	30.40	9.44		395,290	0.84		0.87		0.53		76
Six months ended 12/31/19	27.49	0.11	2.39	2.50	–	(1.30)	(1.30)	28.69	9.11		458,670	0.84	(f)	0.88	(f)	0.77	(f)	27
Year ended 06/30/19	29.84	0.15	0.30	0.45	(0.06)	(2.74)	(2.80)	27.49	2.73		477,999	0.84		0.85		0.55		59
Year ended 06/30/18	30.62	0.10	3.05	3.15	(0.19)	(3.74)	(3.93)	29.84	10.96		596,309	0.84		0.85		0.32		60
Class R5
Year ended 12/31/22	28.54	0.17	(4.19)	(4.02)	(0.13)	(0.86)	(0.99)	23.53	(14.06)		13,795	0.75		0.75		0.66		54
Year ended 12/31/21	27.70	0.06	6.25	6.31	(0.16)	(5.31)	(5.47)	28.54	23.41		17,284	0.74		0.74		0.19		65
Year ended 12/31/20	26.19	0.16	2.08	2.24	–	(0.73)	(0.73)	27.70	9.58		14,535	0.72		0.72		0.65		76
Six months ended 12/31/19	25.18	0.11	2.20	2.31	–	(1.30)	(1.30)	26.19	9.19		11	0.72	(f)	0.72	(f)	0.88	(f)	27
Period ended 06/30/19(g)	23.91	0.02	1.25	1.27	–	–	–	25.18	5.31		11	0.72	(f)	0.74	(f)	0.66	(f)	59
Class R6
Year ended 12/31/22	31.86	0.21	(4.68)	(4.47)	(0.15)	(0.86)	(1.01)	26.38	(14.00)		80,394	0.68		0.68		0.73		54
Year ended 12/31/21	30.38	0.09	6.87	6.96	(0.17)	(5.31)	(5.48)	31.86	23.50		93,221	0.67		0.68		0.26		65
Year ended 12/31/20	28.63	0.18	2.30	2.48	–	(0.73)	(0.73)	30.38	9.60		87,060	0.67		0.69		0.70		76
Six months ended 12/31/19	27.41	0.13	2.39	2.52	–	(1.30)	(1.30)	28.63	9.21		65,001	0.67	(f)	0.69	(f)	0.94	(f)	27
Year ended 06/30/19	29.77	0.20	0.29	0.49	(0.11)	(2.74)	(2.85)	27.41	2.92		123,716	0.67		0.68		0.71		59
Year ended 06/30/18	30.57	0.15	3.03	3.18	(0.24)	(3.74)	(3.98)	29.77	11.11		337,300	0.67		0.67		0.49		60

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the six months ended December 31, 2019 and the years ended June 30, 2019 and 2018, respectively.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $96,615,194 in connection with the acquisition of Invesco Endeavor Fund into the Fund. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $654,478,527 in connection with the acquisition of Invesco Mid Cap Core Equity Fund into the Fund.

(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended December 31, 2022 and 2020.
(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13 Invesco Main Street Mid Cap Fund®

Notes to Financial Statements

December 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Main Street Mid Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

14 Invesco Main Street Mid Cap Fund®

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day,

15 Invesco Main Street Mid Cap Fund®

following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2022, the Fund paid the Adviser $7,275 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $ 200 million	0.735%
Next $200 million	0.730%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the year ended December 31, 2022, the effective advisory fee rate incurred by the Fund was 0.62%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services

16 Invesco Main Street Mid Cap Fund®

to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the year ended December 31, 2022, the Adviser waived advisory fees of $10,143.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2022, IDI advised the Fund that IDI retained $121,274 in front-end sales commissions from the sale of Class A shares and $6,943 and $1,138 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the year ended December 31, 2022, the Fund incurred $21,401 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,325,042,304	$ –	$–	$2,325,042,304
Money Market Funds	11,108,585	130,162,922	–	141,271,507
Total Investments	$2,336,150,889	$130,162,922	$–	$2,466,313,811

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or

17 Invesco Main Street Mid Cap Fund®

could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended December 31, 2022, the Fund engaged in securities purchases of $5,242,609.

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $27,874.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2022 and 2021:

	2022	2021
Ordinary income*	$15,601,433	$172,815,707
Long-term capital gain	72,042,116	315,837,060
Total distributions	$87,643,549	$488,652,767

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2022

Undistributed ordinary income	$1,797,519

Net unrealized appreciation – investments	296,780,729

Temporary book/tax differences	(477,150)

Capital loss carryforward	(65,707,134)

Shares of beneficial interest	2,103,884,629

Total net assets	$2,336,278,593

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$65,707,134	$–	$65,707,134

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

18 Invesco Main Street Mid Cap Fund®

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2022 was $1,363,398,829 and $1,633,550,744, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$427,957,040

Aggregate unrealized (depreciation) of investments	(131,176,311)

Net unrealized appreciation of investments	$296,780,729

Cost of investments for tax purposes is $2,169,533,082.

NOTE 10–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of partnerships, on December 31, 2022, undistributed net investment income was increased by $22,216,800, undistributed net realized gain (loss) was decreased by $18,448,952 and shares of beneficial interest was decreased by $3,767,848. Further, as a result of tax deferrals acquired in the reorganization of Invesco Mid Cap Core Equity Fund into the Fund, and. These reclassifications had no effect on the net assets of the Fund.

NOTE 11–Share Information

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	3,724,323	$92,878,240	3,421,801	$105,800,038

Class C	513,421	9,128,755	506,268	11,911,844

Class R	754,696	17,214,956	896,841	25,697,898

Class Y	1,309,201	36,854,972	1,590,184	54,444,030

Class R5	83,613	2,067,184	77,474	2,381,041

Class R6	611,788	17,039,515	845,789	28,855,197

Issued as reinvestment of dividends:
Class A	2,654,164	61,683,358	12,497,060	342,419,420

Class C	205,887	3,359,828	1,018,476	20,023,231

Class R	260,901	5,522,448	1,248,067	31,301,522

Class Y	370,664	9,741,062	1,811,130	55,873,364

Class R5	23,834	558,441	99,808	2,758,684

Class R6	109,305	2,870,348	423,479	13,060,088

Automatic conversion of Class C shares to Class A shares:
Class A	383,621	9,494,074	372,438	11,488,958

Class C	(537,395)	(9,494,074)	(489,453)	(11,488,958)

Issued in connection with acquisitions:(b)
Class A	-	-	2,902,068	91,827,245

Class C	-	-	306,598	7,425,168

Class R	-	-	171,554	5,042,873

Class Y	-	-	242,109	8,468,470

Class R5	-	-	79,110	2,522,481

Class R6	-	-	32,587	1,139,863

19 Invesco Main Street Mid Cap Fund®

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(11,305,114)	$(281,209,054)	(11,562,288)	$(358,068,660)

Class C	(877,003)	(15,704,306)	(842,550)	(19,814,452)

Class R	(1,502,386)	(34,206,354)	(1,578,093)	(45,216,061)

Class Y	(3,602,287)	(101,099,120)	(2,950,214)	(100,349,337)

Class R5	(126,864)	(3,201,241)	(175,522)	(5,641,719)

Class R6	(599,972)	(16,943,978)	(1,241,578)	(43,113,619)

Net increase (decrease) in share activity	(7,545,603)	$(193,444,946)	9,703,143	$238,748,609

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 17% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)

After the close of business on April 23, 2021, the Fund acquired all the net assets of Invesco Endeavor Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on January 22, 2021. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 3,734,026 shares of the Fund for 7,018,765 shares outstanding of the Target Fund as of the close of business on April 23, 2021. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 23, 2021. The Target Fund’s net assets as of the close of business on April 23, 2021 of $116,426,100, including $20,639,418 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $2,979,176,587 and $3,095,602,688 immediately after the acquisition.

The pro forma results of operations for the year ended December 31, 2021 assuming the reorganization had been completed on January 1, 2021, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$(3,735,493)

Net realized/unrealized gains	618,157,011

Change in net assets resulting from operations	$614,421,518

As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 24, 2021.

20 Invesco Main Street Mid Cap Fund®

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Main Street Mid Cap Fund®

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Main Street Mid Cap Fund® (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Financial Highlights

For each of the three years in the period ended December 31, 2022, the six months ended December 31, 2019 and the year ended June 30, 2019 for Class A, Class C, Class R, Class Y and Class R6.
For each of the three years in the period ended December 31, 2022, the six months ended December 31, 2019 and the period May 24, 2019 (commencement of operations) through June 30, 2019 for Class R5.

The financial statements of Oppenheimer Main Street Mid Cap Fund® (subsequently renamed Invesco Main Street Mid Cap Fund®) as of and for the year ended June 30, 2018 and the financial highlights for the year ended June 30, 2018 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated August 24, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

21 Invesco Main Street Mid Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2022 through December 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/22)	Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,067.30	$5.63	$1,019.76	$5.50	1.08%
Class C	1,000.00	1,063.30	9.57	1,015.93	9.35	1.84
Class R	1,000.00	1,066.40	6.98	1,018.45	6.82	1.34
Class Y	1,000.00	1,068.90	4.38	1,020.97	4.28	0.84
Class R5	1,000.00	1,069.20	3.96	1,021.37	3.87	0.76
Class R6	1,000.00	1,069.40	3.60	1,021.73	3.52	0.69

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

22 Invesco Main Street Mid Cap Fund®

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2022:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$72,042,116
Qualified Dividend Income*	16.20%
Corporate Dividends Received Deduction*	15.93%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	1.67%
Business Interest Income*	0.00%

*  The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$11,393,255

23 Invesco Main Street Mid Cap Fund®

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] - 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			189	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1 Invesco Main Street Mid Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown - 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	189	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	189	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones - 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	189	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman - 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			189	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	189	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	189	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2 Invesco Main Street Mid Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			189	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	189	None
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	189	None
Daniel S. Vandivort - 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	189	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3 Invesco Main Street Mid Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; and Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; Secretary, Invesco Indexing LLC; and Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; and Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4 Invesco Main Street Mid Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes - 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5 Invesco Main Street Mid Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. - 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6 Invesco Main Street Mid Cap Fund®

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-MSM-AR-1

Annual Report to Shareholders	December 31, 2022

Invesco Main Street Small Cap Fund®

Nasdaq:

A: OSCAX ∎ C: OSCCX ∎ R: OSCNX ∎ Y: OSCYX ∎ R5: MNSQX ∎ R6: OSSIX

2	Management’s Discussion

2	Performance Summary

4	Long-Term Fund Performance

6	Supplemental Information

8	Schedule of Investments

11	Financial Statements

14	Financial Highlights

15	Notes to Financial Statements

22	Report of Independent Registered Public Accounting Firm

23	Fund Expenses

24	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the fiscal year ended December 31, 2022, Class A shares of Invesco Main Street Small Cap Fund® (the Fund), at net asset value (NAV), outperformed the Russell 2000 Index.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-16.09%
Class C Shares	-16.72
Class R Shares	-16.26
Class Y Shares	-15.87
Class R5 Shares	-15.78
Class R6 Shares	-15.75
Russell 2000 Index▼	-20.44

Source(s): ▼RIMES Technologies Corp.

Market conditions and your Fund

Equity markets declined in the first quarter of 2022 amid volatility sparked by Russia’s invasion of Ukraine, rising commodity prices, rampant global inflation and the US Federal Reserve’s (the Fed) shift toward tighter monetary policy. Russia’s invasion exacerbated inflation pressures, disrupting already strained supply chains and increasing shortages of oil, gas and raw materials. The price of oil rose sharply, with crude prices reaching their highest price per barrel since 2008.1 Inflation continued to be a top concern for consumers, investors and the Fed. To combat inflation, the Fed raised the federal funds rate by one-quarter percentage point in March and indicated it would “taper” its asset purchase program quickly.2

    As the war in Ukraine continued and corporate earnings in high-profile names like Netflix reported slowing growth and profits, the equity markets sold off for much of April 2022. The downward direction of the equity markets continued into the second quarter of 2022 amid substantial inflation, rising interest rates and an increasing likelihood of a US recession. Driven by higher food and energy prices, the consumer price index rose by yet another 40-year high to 8.6% for the twelve months ended May 2022.3 Oil prices peaked near $122 per barrel in early June, resulting in skyrocketing gasoline prices; the national average price reached a record high, above $5 per gallon in early June.1 In an effort to tame inflation, the Fed raised the benchmark federal funds rate three more times, by 0.50% in May, by 0.75% in June and another 0.75% in July, which were the largest increases in nearly 30 years.2 US equity markets rose in July and August until Fed chairman Jerome Powell’s hawkish comments at an economic policy symposium held in Jackson Hole, which sparked a sharp selloff at month-end. The Fed reiterated that it would continue taking aggressive action to curb inflation, even though such measures could “bring pain to households and businesses,” and the Fed raised the benchmark federal funds rate by another 0.75% in September.2

    After experiencing a sharp drop in September 2022, US equity markets rebounded in October and November,4 despite mixed data on the economy and corporate earnings. However, the Fed’s message of continued rate hikes until data shows inflation meaningfully declining, sent markets lower in December.4 As energy prices declined,1 the rate of inflation slowed modestly in the fourth quarter.3 Corporate earnings generally met expectations, though companies provided cautious future guidance. With inflation still at multidecade highs and little evidence of a slowing economy, the Fed raised its target rate by 0.75% in November and by 0.50% in December, marking its highest level in over a decade.2

    In this environment, US stocks had negative double-digit returns for the fiscal year of -18.11%, as measured by the S&P 500 Index.4

    During the fiscal year, stock selection in the industrials, consumer discretionary and communication services sectors were the largest contributors to the Fund’s relative performance versus its benchmark, the Russell 2000 Index. This was partially offset by weaker stock selection in the energy and materials sectors and a moderate underweight allocation to the energy sector.

    The largest individual contributors to the Fund’s performance relative to the benchmark during the fiscal year included Acadia Healthcare, Chesapeake Energy and Valmont. Acadia Healthcare, a provider of behavioral health care services, continued to show strong management execution and saw accelerated revenue growth due to strong demand for mental health services and favorable pricing.

    Chesapeake Energy, an exploration and production company mainly focused on natural gas production, benefited from a rise in natural gas prices and the general outperformance of the energy sector.

    Valmont, a manufacturer of engineered fabricated metal products, benefited from strong infrastructure spending.

    The largest individual detractors from the Fund’s performance relative to the benchmark during the fiscal year included Q2 Holdings, Tandem Diabetes and Cryoport. Q2 Holdings, a provider of digital banking solutions, was negatively impacted by the sharp sell-off in growth related stocks driven by macro factors which were made worse by company specific headwinds as budgets for back-office software solutions were deprioritized during 2022. We exited our position in the holding during the fiscal year.

    Tandem Diabetes underperformed given competitive concerns after speculation of a merger between two key peers which could have negative implications for Tandem Dia-bates. The position was exited during the fiscal year.

    Cryoport, a provider of logistics solutions to the life sciences industry, experienced a fire at one of its facilities that negatively impacted sales while the facility was not operating at full production. The company also faced headwinds due to temporary supply-chain constraints. The position was exited during the fiscal year.

    We continue to maintain our discipline around valuation and focus on companies which we believe have skilled management teams that are outexecuting peers. We believe this disciplined approach is essential to generating attractive long-term performance.

    We thank you for your continued investment in Invesco Main Street Small Cap Fund®.

1 Source: Bloomberg LP

2 Source: US Federal Reserve

3 Source: US Bureau of Labor Statistics

4 Source: Lipper Inc.

2	Invesco Main Street Small Cap Fund®

Portfolio manager(s):

Joy Budzinski

Magnus Krantz

Raman Vardharaj

Adam Weiner - Lead

Matthew Ziehl - Lead

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

3	Invesco Main Street Small Cap Fund®

Your Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 5/17/13

1	Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

4	Invesco Main Street Small Cap Fund®

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges

Class A Shares
Inception (5/17/13)	8.02%
5 Years	5.35
1 Year	-20.72

Class C Shares
Inception (5/17/13)	7.94%
5 Years	5.74
1 Year	-17.55

Class R Shares
Inception (5/17/13)	8.34%
5 Years	6.27
1 Year	-16.26

Class Y Shares
Inception (5/17/13)	8.98%
5 Years	6.84
1 Year	-15.87

Class R5 Shares
Inception	8.80%
5 Years	6.82
1 Year	-15.78

Class R6 Shares
Inception (5/17/13)	9.11%
5 Years	6.98
1 Year	-15.75

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Main Street Small Cap Fund®, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Main Street Small Cap Fund®. The Fund was subsequently renamed the Invesco Main Street Small Cap Fund® (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

5	Invesco Main Street Small Cap Fund®

Supplemental Information

Invesco Main Street Small Cap Fund’s® investment objective is to seek capital appreciation.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2022, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎

The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

6	Invesco Main Street Small Cap Fund®

Fund Information

Portfolio Composition

By sector	% of total net assets

Industrials	20.92%

Financials	15.77

Health Care	15.21

Information Technology	12.60

Consumer Discretionary	9.99

Energy	5.56

Materials	5.29

Consumer Staples	4.36

Real Estate	4.26

Utilities	2.79

Communication Services	1.85

Money Market Funds Plus Other Assets Less Liabilities	1.40

Top 10 Equity Holdings*

		% of total net assets

1.	Acadia Healthcare Co., Inc.	2.33%

2.	Inspire Medical Systems, Inc.	2.29

3.	AutoNation, Inc.	2.02

4.	Ziff Davis, Inc.	1.85

5.	Curtiss-Wright Corp.	1.79

6.	KBR, Inc.	1.75

7.	CACI International, Inc., Class A	1.73

8.	Stifel Financial Corp.	1.71

9.	Four Corners Property Trust, Inc.	1.69

10.	BJ’s Wholesale Club Holdings, Inc.	1.60

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*	Excluding money market fund holdings, if any.

Data presented here are as of December 31, 2022.

7	Invesco Main Street Small Cap Fund®

Schedule of Investments(a)

December 31, 2022

	Shares	Value
Common Stocks & Other Equity Interests–98.60%
Aerospace & Defense–2.64%

BWX Technologies, Inc.	208,191	$12,091,733
Curtiss-Wright Corp.	152,929	25,537,614
		37,629,347

Air Freight & Logistics–1.01%

Hub Group, Inc., Class A(b)	180,619	14,357,404

Aluminum–0.94%

Kaiser Aluminum Corp.(c)	175,759	13,350,654

Application Software–4.72%

Consensus Cloud Solutions, Inc.(b)	169,877	9,132,588

Coupa Software, Inc.(b)	107,535	8,513,546

Envestnet, Inc.(b)(c)	190,429	11,749,469

HashiCorp, Inc., Class A(b)(c)	245,239	6,704,834

Paycor HCM, Inc.(b)(c)	792,481	19,392,010
Sprout Social, Inc., Class A(b)(c)	208,179	11,753,786
		67,246,233

Asset Management & Custody Banks–2.39%

Federated Hermes, Inc., Class B	407,741	14,805,076

Focus Financial Partners, Inc.,
Class A(b)(c)	515,496	19,212,536
		34,017,612

Auto Parts & Equipment–2.59%

Dorman Products, Inc.(b)(c)	219,460	17,747,730
Visteon Corp.(b)	146,887	19,217,226
		36,964,956

Automotive Retail–2.02%

AutoNation, Inc.(b)(c)	268,346	28,793,526

Biotechnology–1.92%

ADMA Biologics, Inc.(b)(c)	2,107,522	8,177,186

Avid Bioservices, Inc.(b)(c)	770,164	10,605,158
Prometheus Biosciences, Inc.(b)(c)	78,315	8,614,650
		27,396,994

Building Products–1.05%

Zurn Elkay Water Solutions Corp.	710,749	15,032,341

Casinos & Gaming–0.89%

Boyd Gaming Corp.	231,308	12,613,225

Construction & Engineering–1.51%

Valmont Industries, Inc.	64,882	21,454,531

Construction Machinery & Heavy Trucks–1.03%

Allison Transmission Holdings, Inc.	352,459	14,662,294

Construction Materials–1.54%

Summit Materials, Inc., Class A(b)	773,299	21,953,969

Data Processing & Outsourced Services–1.31%

Paya Holdings, Inc., Class A(b)	1,135,148	8,933,615
Payoneer Global, Inc.(b)	1,771,651	9,690,931
		18,624,546

	Shares	Value

Diversified Banks–0.53%

Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	252,931	$7,539,873

Diversified Metals & Mining–0.90%

Compass Minerals International, Inc.	313,923	12,870,843

Electrical Components & Equipment–3.26%

Atkore, Inc.(b)(c)	193,550	21,952,441

Regal Rexnord Corp.	126,478	15,174,830
Vertiv Holdings Co.	679,615	9,283,541
		46,410,812

Electronic Components–1.37%

Belden, Inc.	171,771	12,350,335
Vishay Intertechnology, Inc.	330,050	7,119,178
		19,469,513

Electronic Equipment & Instruments–0.80%

Itron, Inc.(b)	224,936	11,393,008

Environmental & Facilities Services–0.92%

Casella Waste Systems, Inc., Class A(b)	165,110	13,094,874

Gas Utilities–2.80%

National Fuel Gas Co.	342,681	21,691,707

Northwest Natural Holding Co.	339,471	16,155,425
Suburban Propane Partners L.P.	131,731	1,999,677
		39,846,809

Health Care Equipment–3.76%

AtriCure, Inc.(b)(c)	333,955	14,820,923

Inspire Medical Systems, Inc.(b)	129,462	32,608,889
TransMedics Group, Inc.(b)(c)	100,617	6,210,081
		53,639,893

Health Care Facilities–3.49%

Acadia Healthcare Co., Inc.(b)	403,446	33,211,675
Tenet Healthcare Corp.	338,040	16,492,971
		49,704,646

Health Care Services–2.45%

Addus HomeCare Corp.(b)(c)	213,923	21,283,199

Guardant Health, Inc.(b)	124,611	3,389,419
Option Care Health, Inc.(b)	338,559	10,187,241
		34,859,859

Home Furnishings–0.69%

Tempur Sealy International, Inc.(c)	288,371	9,899,776

Homebuilding–1.87%

Skyline Champion Corp.(b)(c)	160,812	8,283,426
TopBuild Corp.(b)	117,695	18,418,091
		26,701,517

Hotel & Resort REITs–1.27%

DiamondRock Hospitality Co.	2,213,941	18,132,177

Human Resource & Employment Services–2.40%

ASGN, Inc.(b)	226,810	18,480,479

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Main Street Small Cap Fund®

	Shares	Value
Human Resource & Employment Services–(continued)
Korn Ferry	310,617	$15,723,432
		34,203,911

Hypermarkets & Super Centers–1.59%

BJ’s Wholesale Club Holdings, Inc.(b)	343,250	22,709,420

Industrial Machinery–3.61%

EnPro Industries, Inc.	204,625	22,240,691

Esab Corp.	178,418	8,371,373
Evoqua Water Technologies Corp.(b)	525,344	20,803,622
		51,415,686

Interactive Media & Services–1.85%

Ziff Davis, Inc.(b)(c)	332,455	26,297,191

Investment Banking & Brokerage–1.70%

Stifel Financial Corp.	415,965	24,279,877

Leisure Products–0.58%

Topgolf Callaway Brands Corp.(b)(c)	422,212	8,338,687

Life Sciences Tools & Services–2.03%

Azenta, Inc.(c)	250,225	14,568,100

BioLife Solutions, Inc.(b)(c)	345,213	6,282,877
CryoPort, Inc.(b)(c)	466,221	8,088,934
		28,939,911

Metal & Glass Containers–1.23%

Silgan Holdings, Inc.	337,710	17,506,886

Oil & Gas Drilling–1.20%

Helmerich & Payne, Inc.	346,382	17,170,156

Oil & Gas Equipment & Services–1.07%

NOV, Inc.	732,990	15,312,161

Oil & Gas Exploration & Production–2.71%

Chesapeake Energy Corp.(c)	195,452	18,444,805
CNX Resources Corp.(b)(c)	1,196,683	20,152,142
		38,596,947

Oil & Gas Storage & Transportation–0.58%

Equitrans Midstream Corp.	1,228,694	8,232,250

Packaged Foods & Meats–0.69%

Lancaster Colony Corp.	49,797	9,824,948

Personal Products–1.43%

BellRing Brands, Inc.(b)	795,580	20,398,671

Pharmaceuticals–1.57%

Collegium Pharmaceutical, Inc.(b)	443,082	10,279,502
Intra-Cellular Therapies, Inc.(b)	228,593	12,097,142
		22,376,644

Property & Casualty Insurance–1.48%

Definity Financial Corp. (Canada)	740,576	21,046,798

Regional Banks–8.80%

BankUnited, Inc.(c)	535,216	18,181,287

Berkshire Hills Bancorp, Inc.(c)	450,954	13,483,525

Cathay General Bancorp	448,038	18,275,470

Columbia Banking System, Inc.(c)	660,032	19,886,764

Heritage Financial Corp.	405,890	12,436,470

OceanFirst Financial Corp.	535,097	11,370,811

	Shares	Value
Regional Banks–(continued)

Pacific Premier Bancorp, Inc.	557,125	$17,582,865
Webster Financial Corp.	297,815	14,098,562
		125,315,754

Research & Consulting Services–3.49%

CACI International, Inc., Class A(b)	82,169	24,699,180
KBR, Inc.	473,008	24,974,822
		49,674,002

Restaurants–1.33%

Texas Roadhouse, Inc.(c)	208,124	18,928,878

Semiconductor Equipment–0.80%

MKS Instruments, Inc.	134,485	11,394,914

Semiconductors–2.56%

Allegro MicroSystems, Inc. (Japan)(b)(c)	463,397	13,911,178

Ambarella, Inc.(b)(c)	132,732	10,914,552
MACOM Technology Solutions Holdings, Inc.(b)	184,570	11,624,219
		36,449,949

Soft Drinks–0.65%

Coca-Cola Consolidated, Inc.(c)	18,139	9,293,698

Specialized REITs–2.99%

Four Corners Property Trust, Inc.	926,490	24,023,886
National Storage Affiliates Trust	514,266	18,575,288
		42,599,174

Specialty Chemicals–0.68%

NewMarket Corp.	30,941	9,626,055

Systems Software–1.04%

Gitlab, Inc., Class A(b)(c)	101,161	4,596,756
Progress Software Corp.	202,282	10,205,127
		14,801,883

Thrifts & Mortgage Finance–0.87%

WSFS Financial Corp.	274,604	12,450,545
Total Common Stocks & Other Equity Interests (Cost $1,087,283,620)		1,404,846,228

Money Market Funds–1.16%

Invesco Government & Agency Portfolio, Institutional Class, 4.22%(d)(e)	6,219,757	6,219,757

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(d)(e)	3,204,077	3,205,039

Invesco Treasury Portfolio, Institutional Class, 4.20%(d)(e)	7,108,294	7,108,293
Total Money Market Funds (Cost $16,531,686)		16,533,089
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $1,103,815,306)		1,421,379,317
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.83%

Invesco Private Government Fund, 4.28%(d)(e)(f)	63,136,710	63,136,710

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Main Street Small Cap Fund®

	Shares	Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	162,302,848	$162,351,537

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $225,470,006)		225,488,247

TOTAL INVESTMENTS IN SECURITIES–115.59% (Cost $1,329,285,312)		1,646,867,564

OTHER ASSETS LESS LIABILITIES–(15.59)%		(222,167,028)

NET ASSETS–100.00%		$1,424,700,536

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value December 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ 9,178,802	$139,841,628	$(142,800,673)	$ -	$-	$6,219,757	$162,291
Invesco Liquid Assets Portfolio, Institutional Class	5,021,706	99,886,877	(101,704,963)	1,403	16	3,205,039	99,418
Invesco Treasury Portfolio, Institutional Class	10,490,060	159,819,003	(163,200,770)	-	-	7,108,293	181,171
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	56,111,634	408,461,987	(401,436,911)	-	-	63,136,710	1,054,819*
Invesco Private Prime Fund	130,927,142	895,606,183	(864,193,406)	26,922	(15,304)	162,351,537	2,871,509*
Total	$211,729,344	$1,703,615,678	$(1,673,336,723)	$28,325	$(15,288)	$242,021,336	$4,369,208

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Main Street Small Cap Fund®

Statement of Assets and Liabilities

December 31, 2022

Assets:

Investments in unaffiliated securities, at value (Cost $1,087,283,620)*	$1,404,846,228

Investments in affiliated money market funds, at value (Cost $242,001,692)	242,021,336

Cash	489,147

Foreign currencies, at value (Cost $57,614)	57,522

Receivable for:
Investments sold	5,106,892

Fund shares sold	751,774

Dividends	1,042,188

Investment for trustee deferred compensation and retirement plans	133,000

Other assets	62,163

Total assets	1,654,510,250

Liabilities:
Payable for:
Investments purchased	2,151,262

Fund shares reacquired	1,286,126

Collateral upon return of securities loaned	225,470,006

Accrued fees to affiliates	592,467

Accrued trustees’ and officers’ fees and benefits	4,503

Accrued other operating expenses	163,968

Trustee deferred compensation and retirement plans	141,382

Total liabilities	229,809,714

Net assets applicable to shares outstanding	$1,424,700,536

Net assets consist of:
Shares of beneficial interest	$1,219,896,104

Distributable earnings	204,804,432

$1,424,700,536

Net Assets:
Class A	$320,729,919

Class C	$31,022,402

Class R	$48,875,304

Class Y	$533,098,412

Class R5	$7,886,746

Class R6	$483,087,753

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	18,153,216

Class C	1,892,968

Class R	2,834,115

Class Y	29,885,418

Class R5	444,518

Class R6	27,011,008

Class A:
Net asset value per share	$17.67

Maximum offering price per share (Net asset value of $17.67 ÷ 94.50%)	$18.70

Class C:
Net asset value and offering price per share	$16.39

Class R:
Net asset value and offering price per share	$17.25

Class Y:
Net asset value and offering price per share	$17.84

Class R5:
Net asset value and offering price per share	$17.74

Class R6:
Net asset value and offering price per share	$17.88

*	At December 31, 2022, securities with an aggregate value of $220,088,960 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Main Street Small Cap Fund®

Statement of Operations

For the year ended December 31, 2022

Investment income:

Dividends (net of foreign withholding taxes of $44,469)	$18,123,210

Dividends from affiliated money market funds (includes net securities lending income of $275,750)	718,630

Total investment income	18,841,840

Expenses:
Advisory fees	9,839,797

Administrative services fees	221,407

Custodian fees	25,577

Distribution fees:
Class A	849,477

Class C	341,214

Class R	248,829

Transfer agent fees – A, C, R and Y	1,700,662

Transfer agent fees – R5	4,591

Transfer agent fees – R6	168,715

Trustees’ and officers’ fees and benefits	29,150

Registration and filing fees	137,669

Reports to shareholders	123,059

Professional services fees	60,310

Other	21,339

Total expenses	13,771,796

Less: Fees waived and/or expense offset arrangement(s)	(32,265)

Net expenses	13,739,531

Net investment income	5,102,309

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(80,218,626)

Affiliated investment securities	(15,288)

Foreign currencies	(57)

(80,233,971)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(205,122,963)

Affiliated investment securities	28,325

Foreign currencies	(92)

(205,094,730)

Net realized and unrealized gain (loss)	(285,328,701)

Net increase (decrease) in net assets resulting from operations	$(280,226,392)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Main Street Small Cap Fund®

Statement of Changes in Net Assets

For the years ended December 31, 2022 and 2021

	2022	2021

Operations:
Net investment income (loss)	$5,102,309	$(737,233)

Net realized gain (loss)	(80,233,971)	124,601,278

Change in net unrealized appreciation (depreciation)	(205,094,730)	136,088,245

Net increase (decrease) in net assets resulting from operations	(280,226,392)	259,952,290

Distributions to shareholders from distributable earnings:
Class A	(144,712)	(27,017,539)

Class C	–	(3,266,415)

Class R	–	(4,024,137)

Class Y	(1,456,560)	(38,612,277)

Class R5	(31,462)	(555,583)

Class R6	(2,534,347)	(51,598,150)

Total distributions from distributable earnings	(4,167,081)	(125,074,101)

Return of capital:
Class A	(26,386)	—

Class Y	(265,577)	—

Class R5	(5,736)	—

Class R6	(462,092)	—

Total return of capital	(759,791)	—

Total distributions	(4,926,872)	(125,074,101)

Share transactions–net:
Class A	(22,451,163)	234,669,141

Class C	(4,501,468)	3,929,515

Class R	698,301	20,256,163

Class Y	58,197,893	273,706,951

Class R5	344,297	9,486,247

Class R6	(151,172,732)	(46,718,953)

Net increase (decrease) in net assets resulting from share transactions	(118,884,872)	495,329,064

Net increase (decrease) in net assets	(404,038,136)	630,207,253

Net assets:
Beginning of year	1,828,738,672	1,198,531,419

End of year	$1,424,700,536	$1,828,738,672

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Main Street Small Cap Fund®

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Year ended 12/31/22	$21.07	$0.02	$(3.41)	$(3.39)	$(0.01)	$–	$(0.00)	$(0.01)	$17.67	(16.09)%	$320,730	1.11%		1.11%		0.12%		36%
Year ended 12/31/21	18.71	(0.06)	4.06	4.00	(0.01)	(1.63)	–	(1.64)	21.07	21.73	408,430	1.11		1.11		(0.28)		58
Year ended 12/31/20	15.68	0.01	3.10	3.11	–	(0.08)	–	(0.08)	18.71	19.82 (e)	158,769	1.20	(e)	1.23	(e)	0.03	(e)	43
Eight months ended 12/31/19	14.62	0.01	1.10	1.11	–	(0.05)	–	(0.05)	15.68	7.58	141,880	1.20	(f)	1.25	(f)	0.09	(f)	19
Year ended 04/30/19	15.09	0.00	0.58	0.58	–	(1.05)	–	(1.05)	14.62	4.46	140,651	1.17		1.17		0.01		46
Year ended 04/30/18	14.87	(0.01)	1.08	1.07	(0.04)	(0.81)	–	(0.85)	15.09	7.08	112,937	1.20		1.21		(0.06)		52
Class C
Year ended 12/31/22	19.68	(0.11)	(3.18)	(3.29)	–	–	–	–	16.39	(16.72)	31,022	1.86		1.86		(0.63)		36
Year ended 12/31/21	17.70	(0.21)	3.83	3.62	(0.01)	(1.63)	–	(1.64)	19.68	20.81	42,392	1.86		1.86		(1.03)		58
Year ended 12/31/20	14.95	(0.10)	2.93	2.83	–	(0.08)	–	(0.08)	17.70	18.92	34,635	1.94		1.99		(0.71)		43
Eight months ended 12/31/19	14.01	(0.06)	1.05	0.99	–	(0.05)	–	(0.05)	14.95	7.06	37,488	1.94	(f)	2.01	(f)	(0.66	)(f)	19
Year ended 04/30/19	14.62	(0.11)	0.55	0.44	–	(1.05)	–	(1.05)	14.01	3.62	44,391	1.93		1.93		(0.74)		46
Year ended 04/30/18	14.50	(0.12)	1.05	0.93	–	(0.81)	–	(0.81)	14.62	6.31	38,424	1.95		1.96		(0.83)		52
Class R
Year ended 12/31/22	20.60	(0.02)	(3.33)	(3.35)	–	–	–	–	17.25	(16.26)	48,875	1.36		1.36		(0.13)		36
Year ended 12/31/21	18.37	(0.11)	3.98	3.87	(0.01)	(1.63)	–	(1.64)	20.60	21.42	57,441	1.36		1.36		(0.53)		58
Year ended 12/31/20	15.45	(0.03)	3.03	3.00	–	(0.08)	–	(0.08)	18.37	19.40	33,457	1.45		1.49		(0.22)		43
Eight months ended 12/31/19	14.43	(0.02)	1.09	1.07	–	(0.05)	–	(0.05)	15.45	7.41	26,910	1.45	(f)	1.51	(f)	(0.16	)(f)	19
Year ended 04/30/19	14.95	(0.04)	0.57	0.53	–	(1.05)	–	(1.05)	14.43	4.16	24,188	1.43		1.43		(0.24)		46
Year ended 04/30/18	14.75	(0.05)	1.08	1.03	(0.02)	(0.81)	–	(0.83)	14.95	6.79	18,749	1.45		1.46		(0.35)		52
Class Y
Year ended 12/31/22	21.27	0.07	(3.44)	(3.37)	(0.05)	–	(0.01)	(0.06)	17.84	(15.87)	533,098	0.86		0.86		0.37		36
Year ended 12/31/21	18.83	(0.01)	4.09	4.08	(0.01)	(1.63)	–	(1.64)	21.27	22.03	566,299	0.86		0.86		(0.03)		58
Year ended 12/31/20	15.79	0.05	3.13	3.18	(0.06)	(0.08)	–	(0.14)	18.83	20.13	266,951	0.90		0.99		0.33		43
Eight months ended 12/31/19	14.69	0.04	1.11	1.15	–	(0.05)	–	(0.05)	15.79	7.82	152,406	0.90	(f)	1.01	(f)	0.38	(f)	19
Year ended 04/30/19	15.16	0.04	0.58	0.62	(0.04)	(1.05)	–	(1.09)	14.69	4.73	169,801	0.90		0.93		0.28		46
Year ended 04/30/18	14.93	0.03	1.09	1.12	(0.08)	(0.81)	–	(0.89)	15.16	7.35	149,641	0.90		0.96		0.18		52
Class R5
Year ended 12/31/22	21.16	0.09	(3.43)	(3.34)	(0.07)	–	(0.01)	(0.08)	17.74	(15.78)	7,887	0.74		0.74		0.49		36
Year ended 12/31/21	18.74	0.01	4.06	4.07	(0.02)	(1.63)	–	(1.65)	21.16	22.08	9,028	0.77		0.77		0.06		58
Year ended 12/31/20	15.71	0.07	3.12	3.19	(0.08)	(0.08)	–	(0.16)	18.74	20.30	13	0.77		0.77		0.46		43
Period ended 12/31/19(g)	13.89	0.04	1.83	1.87	–	(0.05)	–	(0.05)	15.71	13.45	11	0.82	(f)	0.82	(f)	0.47	(f)	19
Class R6
Year ended 12/31/22	21.36	0.10	(3.47)	(3.37)	(0.09)	–	(0.02)	(0.11)	17.88	(15.79)	483,088	0.71		0.71		0.52		36
Year ended 12/31/21	18.88	0.03	4.10	4.13	(0.02)	(1.63)	–	(1.65)	21.36	22.23	745,149	0.68		0.68		0.15		58
Year ended 12/31/20	15.83	0.07	3.15	3.22	(0.09)	(0.08)	–	(0.17)	18.88	20.31	704,706	0.77		0.77		0.46		43
Eight months ended 12/31/19	14.72	0.05	1.11	1.16	–	(0.05)	–	(0.05)	15.83	7.87	271,711	0.77	(f)	0.78	(f)	0.52	(f)	19
Year ended 04/30/19	15.19	0.07	0.57	0.64	(0.06)	(1.05)	–	(1.11)	14.72	4.85	287,799	0.76		0.76		0.43		46
Year ended 04/30/18	14.95	0.06	1.08	1.14	(0.09)	(0.81)	–	(0.90)	15.19	7.58	256,221	0.77		0.77		0.38		52

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the eight months ended December 31, 2019 and the years ended April 30, 2019 and 2018, respectively.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $205,907,350 in connection with the acquisition of Invesco Select Companies Fund into the Fund.

(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended December 31, 2020.
(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Main Street Small Cap Fund®

Notes to Financial Statements

December 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

15	Invesco Main Street Small Cap Fund®

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Master Limited Partnerships – The Fund invests in Master Limited Partnerships (“MLPs”). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund invests in MLPs engaged in, among other things, the transportation, storage, processing, refining, marketing, exploration, production and mining of minerals and natural resources. The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.

Return of Capital – Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.

G.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

I.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

J.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

K.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day,

16	Invesco Main Street Small Cap Fund®

following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2022, the Fund paid the Adviser $13,705 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

L.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

M.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

N.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the year ended December 31, 2022, the effective advisory fee rate incurred by the Fund was 0.64%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services

17	Invesco Main Street Small Cap Fund®

to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective May 1, 2022, the Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to May 1, 2022, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.20%, 1.94%, 1.45%, 0.90%, 0.82% and 0.77%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the year ended December 31, 2022, the Adviser waived advisory fees of $23,112.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2022, IDI advised the Fund that IDI retained $ 77,607 in front-end sales commissions from the sale of Class A shares and $795 and $1,160 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the year ended December 31, 2022, the Fund incurred $1,665 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$1,404,846,228	$–	$–	$1,404,846,228

Money Market Funds	16,533,089	225,488,247	–	242,021,336

Total Investments	$1,421,379,317	$225,488,247	$–	$1,646,867,564

18	Invesco Main Street Small Cap Fund®

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,153.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2022 and 2021:
	2022	2021

Ordinary income*	$4,167,081	$ 70,469,063

Long-term capital gain	–	54,605,038

Return of capital	759,791	–
Total distributions	$4,926,872	$125,074,101

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2022

Net unrealized appreciation – investments	$301,109,251

Net unrealized appreciation (depreciation) – foreign currencies	(92)

Temporary book/tax differences	(7,502,937)

Capital loss carryforward	(88,801,790)

Shares of beneficial interest	1,219,896,104

Total net assets	$1,424,700,536

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and partnerships.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$48,246,091	$40,555,699	$88,801,790

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

19	Invesco Main Street Small Cap Fund®

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2022 was $535,342,394 and $648,102,862, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$349,341,793

Aggregate unrealized (depreciation) of investments	(48,232,542)

Net unrealized appreciation of investments	$301,109,251

      Cost of investments for tax purposes is $1,345,758,313.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of partnerships, on December 31, 2022, undistributed net investment income was decreased by $7,700,907, undistributed net realized gain (loss) was increased by $8,689,526 and shares of beneficial interest was decreased by $988,619. This reclassification had no effect on the net assets of the Fund.

NOTE 10–Share Information

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	2,219,819	$41,006,882	2,905,027	$62,049,295

Class C	330,840	5,673,120	418,569	8,454,536

Class R	614,480	11,038,254	731,812	15,373,505

Class Y	13,356,772	245,585,442	17,684,044	391,590,406

Class R5	64,975	1,215,021	355,448	7,756,867

Class R6	2,580,112	51,618,286	10,003,137	224,483,238

Issued as reinvestment of dividends:
Class A	8,483	154,815	1,286,142	26,189,851

Class C	-	-	166,709	3,189,249

Class R	-	-	201,440	4,022,839

Class Y	84,262	1,552,097	1,795,962	36,988,599

Class R5	2,017	36,956	27,237	554,263

Class R6	153,034	2,826,543	2,413,107	49,922,746

Automatic conversion of Class C shares to Class A shares:
Class A	165,697	3,055,056	164,128	3,496,397

Class C	(177,972)	(3,055,056)	(174,253)	(3,496,397)

Issued in connection with acquisitions:(b)
Class A	-	-	9,626,098	209,056,866

Class C	-	-	246,598	5,051,190

Class R	-	-	564,254	12,023,732

Class Y	-	-	2,013,436	44,060,733

Class R5	-	-	793,761	17,290,581

Class R6	-	-	76,583	1,680,846

20	Invesco Main Street Small Cap Fund®

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(3,627,922)	$(66,667,916)	(3,082,179)	$(66,123,268)

Class C	(414,068)	(7,119,532)	(460,267)	(9,269,063)

Class R	(568,184)	(10,339,953)	(530,697)	(11,163,913)

Class Y	(10,178,306)	(188,939,646)	(9,046,657)	(198,932,787)

Class R5	(49,055)	(907,680)	(750,585)	(16,115,464)

Class R6	(10,613,106)	(205,617,561)	(14,935,086)	(322,805,783)

Net increase (decrease) in share activity	(6,048,122)	$(118,884,872)	22,493,768	$495,329,064

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 20% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)

After the close of business on April 23, 2021, the Fund acquired all the net assets of Invesco Select Companies Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on January 22, 2021. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 13,320,730 shares of the Fund for 17,970,769 shares outstanding of the Target Fund as of the close of business on April 23, 2021. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 23, 2021. The Target Fund’s net assets as of the close of business on April 23, 2021 of $289,163,948, including $79,421,792 of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,250,800,438 and $1,539,964,385 immediately after the acquisition.

    The pro forma results of operations for the year ended December 31, 2021 assuming the reorganization had been completed on January 1, 2021, the beginning of the annual reporting period are as follows:

Net investment income (loss)	$(1,351,555)

Net realized/unrealized gains	308,010,119

Change in net assets resulting from operations	$306,658,564

    As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that has been included in the Fund’s Statement of Operations since April 24, 2021.

21	Invesco Main Street Small Cap Fund®

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Main Street Small Cap Fund®

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Main Street Small Cap Fund® (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Financial Highlights

For each of the three years in the period ended December 31, 2022 and the eight months ended December 31, 2019 for Class A, Class C, Class R, Class Y and Class R6.

For each of the three years in the period ended December 31, 2022 and the period May 24, 2019 (commencement of operations) through December 31, 2019 for Class R5.

The financial statements of Invesco Oppenheimer Main Street Small Cap Fund® (subsequently renamed Invesco Main Street Small Cap Fund®) as of and for the year ended April 30, 2019 and the financial highlights for each of the periods ended on or prior to April 30, 2019 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated June 25, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

22	Invesco Main Street Small Cap Fund®

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2022 through December 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/22)	Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,053.60	$5.75	$1,019.61	$5.65	1.11%
Class C	1,000.00	1,049.30	9.66	1,015.78	9.50	1.87
Class R	1,000.00	1,051.80	7.09	1,018.30	6.97	1.37
Class Y	1,000.00	1,054.50	4.51	1,020.82	4.43	0.87
Class R5	1,000.00	1,055.20	3.83	1,021.48	3.77	0.74
Class R6	1,000.00	1,056.10	3.58	1,021.73	3.52	0.69

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

23	Invesco Main Street Small Cap Fund®

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2022:

Federal and State Income Tax
Qualified Dividend Income*	87.80%
Corporate Dividends Received Deduction*	87.82%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	10.57%
Business Interest Income*	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

24	Invesco Main Street Small Cap Fund®

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] - 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			189	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Invesco Main Street Small Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown - 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	189	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	189	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones - 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	189	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman - 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			189	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	189	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	189	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Invesco Main Street Small Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			189	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	189	None
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	189	None
Daniel S. Vandivort - 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	189	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3	Invesco Main Street Small Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; and Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.;Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; Secretary, Invesco Indexing LLC; and Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; and Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Invesco Main Street Small Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers—(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey -1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes -1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Invesco Main Street Small Cap Fund®

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers—(continued)
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. - 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6	Invesco Main Street Small Cap Fund®

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Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-MSS-AR-1

Annual Report to Shareholders	December 31, 2022

Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ Destination Fund

Invesco Peak Retirement™ 2010 Fund

Invesco Peak Retirement™ 2015 Fund

Invesco Peak Retirement™ 2020 Fund

Invesco Peak Retirement™ 2025 Fund

Invesco Peak Retirement™ 2030 Fund

Invesco Peak Retirement™ 2035 Fund

Invesco Peak Retirement™ 2040 Fund

Invesco Peak Retirement™ 2045 Fund

Invesco Peak Retirement™ 2050 Fund

Invesco Peak Retirement™ 2055 Fund

Invesco Peak Retirement™ 2060 Fund

Invesco Peak Retirement™ 2065 Fund

2

Market in review

Global equity markets declined in the first half of 2022 amid volatility sparked by Russia’s invasion of Ukraine, rising commodity prices, rampant global inflation and central banks shifting toward tighter monetary policy. Russia’s invasion exacerbated inflationary pressures, disrupting already strained supply chains, and increasing shortages of oil, gas and raw materials, with the price of oil rising sharply.

Inflation headwinds continued into the third quarter of 2022. The US Federal Reserve (the Fed), the European Central Bank and the Bank of England all raised interest rates. In contrast, the People’s Bank of China lowered its policy rate and the Bank of Japan kept rates the same. Emerging market equities, hampered by the strong US dollar, underperformed developed market equities.

Global equity markets posted gains for the fourth quarter of 2022, after better inflation data sparked a rally in October and November. However, investor sentiment worsened in December after central banks signaled continued interest rate hikes into 2023 as inflation remained above target levels. International stocks outperformed US stocks in the fourth quarter, led by results in Europe and the UK. Emerging market equities also posted gains for the fourth quarter of 2022, boosted by China, which eased its zero-COVID-19 policy and started to reopen even as COVID-19 infections surged.

Despite the rebound in the fourth quarter of 2022, at the end of the fiscal year ended December 31, 2022, trailing one-year returns for developed market equities and emerging market equities were both in negative territory.

3	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ Destination Fund

For the year ended December 31, 2022, Class A shares of Invesco Peak Retirement™ Destination Fund (the Fund), at net asset value (NAV), outperformed the Custom Invesco Peak Retirement Destination Benchmark, the Fund’s style-specific benchmark.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-10.77%
Class C Shares	-11.44
Class R Shares	-10.98
Class Y Shares	-10.44
Class R5 Shares	-10.44
Class R6 Shares	-10.44
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-13.01
Custom Invesco Peak Retirement Destination Benchmark∎ (Style-Specific Index)	-13.73

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a predefined date of retirement. From an absolute performance perspective, the portfolio’s cash allocation was the leading contributor to positive performance. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year ended December 31, 2022.

    From a relative performance perspective, the portfolio outperformed its style-specific benchmark during the fiscal year. Outperformance was driven mainly by style selection within the US equity allocation. Within the allocation, the Invesco S&P 500 High Dividend Low Volatility ETF and Invesco S&P 500 Enhanced Value ETF were the primary contributors.

    Conversely, allocations to alternative assets and fixed income were the leading detractors to relative performance during the fiscal year. Within the allocation, the Invesco Taxable Municipal Bond ETF and Invesco Global Real Estate Income Fund were the leading detractors.

Fund Nasdaq Symbols
Class A	PKTSX
Class C	PKTTX
Class R	PKTVX
Class Y	PKTUX
Class R5	PKTWX
Class R6	PKTZX

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Additionally, after careful consideration, the Board of Trustees approved the liquidation and termination of the Invesco Peak Retirement™ Fund Suite to occur on or about January 23, 2023. Thank you for your investment in the Invesco Peak Retirement™ Destination Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

4	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2010 Fund

For the year ended December 31, 2022, Class A shares of Invesco Peak Retirement™ 2010 Fund (the Fund), at net asset value (NAV), outperformed the Custom Invesco Peak Retirement 2010 Benchmark, the Fund’s style-specific benchmark.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-10.54%
Class C Shares	-11.25
Class R Shares	-10.70
Class Y Shares	-10.34
Class R5 Shares	-10.34
Class R6 Shares	-10.34
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-13.01
Custom Invesco Peak Retirement 2010 Benchmark∎ (Style-Specific Index)	-13.86

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a predefined date of retirement. From an absolute performance perspective, the portfolio’s cash allocation was the leading contributor to positive performance. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year ended December 31, 2022.

    From a relative performance perspective, the portfolio outperformed its style-specific benchmark during the fiscal year. Outperformance was driven mainly by style selection within the US equity allocation. Within the allocation, the Invesco S&P 500 High Dividend Low Volatility ETF and Invesco S&P 500 Enhanced Value ETF were the primary contributors.

    Conversely, allocations to alternative assets and fixed income were the leading detractors to relative performance during the fiscal year. Within the allocation, the Invesco Taxable Municipal Bond ETF, Invesco Global Real Estate Income Fund and Invesco Core Plus Bond Fund were the leading detractors.

Fund Nasdaq Symbols
Class A	PKAFX
Class C	PKCFX
Class R	PEKRX
Class Y	PKYFX
Class R5	PEKMX
Class R6	PEKNX

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Additionally, after careful consideration, the Board of Trustees approved the liquidation and termination of the Invesco Peak Retirement™ Fund Suite to occur on or about January 23, 2023. Thank you for your investment in the Invesco Peak Retirement™ 2010 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

5	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2015 Fund

For the year ended December 31, 2022, Class A shares of Invesco Peak Retirement™ 2015 Fund (the Fund), at net asset value (NAV), outperformed the Custom Invesco Peak Retirement 2015 Benchmark, the Fund’s style-specific benchmark.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-10.55%
Class C Shares	-11.26
Class R Shares	-10.79
Class Y Shares	-10.28
Class R5 Shares	-10.28
Class R6 Shares	-10.28
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-13.01
Custom Invesco Peak Retirement 2015 Benchmark∎ (Style-Specific Index)	-13.95

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a predefined date of retirement. From an absolute performance perspective, the portfolio’s cash allocation was the leading contributor to positive performance. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year ended December 31, 2022.

    From a relative performance perspective, the portfolio outperformed its style-specific benchmark during the fiscal year. Outperformance was driven mainly by style selection within the US equity allocation. Within the allocation, the Invesco S&P 500 High Dividend Low Volatility ETF and Invesco S&P 500 Enhanced Value ETF were the primary contributors.

    Conversely, allocations to alternative assets and fixed income were the leading detractors to relative performance during the fiscal year. Within the allocation, the Invesco Taxable Municipal Bond ETF, Invesco Global Real Estate Income Fund and Invesco Core Plus Bond Fund were the leading detractors.

Fund Nasdaq Symbols
Class A	PKTMX
Class C	PKTNX
Class R	PKTPX
Class Y	PKTOX
Class R5	PKTQX
Class R6	PKTRX

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Additionally, after careful consideration, the Board of Trustees approved the liquidation and termination of the Invesco Peak Retirement™ Fund Suite to occur on or about January 23, 2023. Thank you for your investment in the Invesco Peak Retirement™ 2015 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

6	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2020 Fund

For the year ended December 31, 2022, Class A shares of Invesco Peak Retirement™ 2020 Fund (the Fund), at net asset value (NAV), outperformed the Custom Invesco Peak Retirement 2020 Benchmark, the Fund’s style-specific benchmark.

  Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-12.65%
Class C Shares	-13.32
Class R Shares	-12.83
Class Y Shares	-12.50
Class R5 Shares	-12.41
Class R6 Shares	-12.41
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-13.01
Custom Invesco Peak Retirement 2020 Benchmark∎ (Style-Specific Index)	-14.25

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a predefined date of retirement. From an absolute performance perspective, the portfolio’s cash allocation was the leading contributor to positive performance. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year ended December 31, 2022.

    From a relative performance perspective, the portfolio outperformed its style-specific benchmark during the fiscal year. Outperformance was driven mainly by style selection within the US equity allocation. Within the allocation, the Invesco S&P 500 High Dividend Low Volatility ETF, Invesco S&P 500 Enhanced Value ETF and Invesco Russell 1000 Dynamic Multifactor ETF were the primary contributors.

    Conversely, the allocations to fixed income and non-US developed equity were the leading detractors to relative performance during the fiscal year. Within the allocations, Invesco Core Plus Bond Fund and Invesco International

Fund Nasdaq Symbols
Class A	PKTGX
Class C	PKTHX
Class R	PKTJX
Class Y	PKTIX
Class R5	PKTKX
Class R6	PKTLX

Small-Mid Company Fund were the leading detractors.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Additionally, after careful consideration, the Board of Trustees approved the liquidation and termination of the Invesco Peak Retirement™ Fund Suite to occur on or about January 23, 2023. Thank you for your investment in the Invesco Peak Retirement™ 2020 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

7	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2025 Fund

For the year ended December 31, 2022, Class A shares of Invesco Peak Retirement™ 2025 Fund (the Fund), at net asset value (NAV), outperformed the Custom Invesco Peak Retirement 2025 Benchmark, the Fund’s style-specific benchmark.

  Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-15.13%
Class C Shares	-15.80
Class R Shares	-15.37
Class Y Shares	-14.94
Class R5 Shares	-14.88
Class R6 Shares	-14.87
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-13.01
Custom Invesco Peak Retirement 2025 Benchmark∎ (Style-Specific Index)	-15.34

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a predefined date of retirement. From an absolute performance perspective, the portfolio’s cash allocation was the leading contributor to positive performance. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year ended December 31, 2022.

    From a relative performance perspective, the portfolio outperformed its style-specific benchmark during the fiscal year. The performance was driven mainly by style selection within the US equity allocation and an allocation to floating rate fixed income. Within the allocations, the Invesco Russell 1000 Dynamic Multifactor ETF and Invesco Variable Rate Investment Grade ETF were the primary contributors.

    Conversely, the allocations to taxable municipal fixed income and small- and mid-cap equities were the leading detractors to relative performance during the fiscal year. Within the allocations, Invesco Taxable Municipal Bond ETF and Invesco

Fund Nasdaq Symbols
Class A	PKTAX
Class C	PKTBX
Class R	PKTDX
Class Y	PKTCX
Class R5	PKTEX
Class R6	PKTFX

International Small-Mid Company Fund were the leading detractors.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Additionally, after careful consideration, the Board of Trustees approved the liquidation and termination of the Invesco Peak Retirement™ Fund Suite to occur on or about January 23, 2023. Thank you for your investment in the Invesco Peak Retirement™ 2025 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

8	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2030 Fund

For the year ended December 31, 2022, Class A shares of Invesco Peak Retirement™ 2030 Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Peak Retirement 2030 Benchmark, the Fund’s style-specific benchmark.

  Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-16.33%
Class C Shares	-16.91
Class R Shares	-16.57
Class Y Shares	-16.09
Class R5 Shares	-16.08
Class R6 Shares	-16.09
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-13.01
Custom Invesco Peak Retirement 2030 Benchmark∎ (Style-Specific Index)	-15.83

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a predefined date of retirement. From an absolute performance perspective, the portfolio’s cash allocation was the leading contributor to positive performance. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year ended December 31, 2022.

    From a relative performance perspective, the portfolio underperformed its style-specific benchmark during the fiscal year. The allocations to taxable municipal fixed income and small- and mid-cap equities were the leading detractors to relative performance. Within the allocations, Invesco Taxable Municipal Bond ETF and Invesco International Small-Mid Company Fund were the leading detractors.

    Conversely, the leading contributors to relative performance were allocations and style selection within the US equity allocation and an allocation to floating rate fixed income during the fiscal year. Within the allocations, the Invesco Russell

Fund Nasdaq Symbols
Class A	PKKSX
Class C	PKKTX
Class R	PKKVX
Class Y	PKKUX
Class R5	PKKWX
Class R6	PKKZX

1000 Dynamic Multifactor ETF and Invesco Variable Rate Investment Grade ETF were the primary contributors.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Additionally, after careful consideration, the Board of Trustees approved the liquidation and termination of the Invesco Peak Retirement™ Fund Suite to occur on or about January 23, 2023. Thank you for your investment in the Invesco Peak Retirement™ 2030 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

9	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2035 Fund

For the year ended December 31, 2022, Class A shares of Invesco Peak Retirement™ 2035 Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Peak Retirement 2035 Benchmark, the Fund’s style-specific benchmark.

Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-17.39%
Class C Shares	-18.02
Class R Shares	-17.57
Class Y Shares	-17.19
Class R5 Shares	-17.13
Class R6 Shares	-17.19
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-13.01
Custom Invesco Peak Retirement 2035 Benchmark∎ (Style-Specific Index)	-16.35

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a predefined date of retirement. From an absolute performance perspective, the portfolio’s cash allocation was the leading contributor to positive performance. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year ended December 31, 2022.

    From a relative performance perspective, the portfolio underperformed its style-specific benchmark during the fiscal year. The allocations to taxable municipal fixed income, emerging markets and small- and mid-cap equities were the leading detractors to relative performance. Within the allocations, the Invesco Taxable Municipal Bond ETF, Invesco Developing Markets Fund and Invesco International Small-Mid Company Fund were the leading detractors.

    Conversely, the leading contributors to relative performance were allocations and style selection within the US equity allocation and an allocation to floating

Fund Nasdaq Symbols
Class A	PKKMX
Class C	PKKNX
Class R	PKKPX
Class Y	PKKOX
Class R5	PKKQX
Class R6	PKKRX

rate fixed income during the fiscal year. Within the allocations, the Invesco Russell 1000 Dynamic Multifactor ETF and Invesco Variable Rate Investment Grade ETF were the primary contributors.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Additionally, after careful consideration, the Board of Trustees approved the liquidation and termination of the Invesco Peak Retirement™ Fund Suite to occur on or about January 23, 2023. Thank you for your investment in the Invesco Peak Retirement™ 2035 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

10	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2040 Fund

For the year ended December 31, 2022, Class A shares of Invesco Peak Retirement™ 2040 Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Peak Retirement 2040 Benchmark, the Fund’s style-specific benchmark.

Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-18.36%
Class C Shares	-18.91
Class R Shares	-18.56
Class Y Shares	-18.16
Class R5 Shares	-18.10
Class R6 Shares	-18.16
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-13.01
Custom Invesco Peak Retirement 2040 Benchmark∎ (Style-Specific Index)	-16.88

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a predefined date of retirement. From an absolute performance perspective, the portfolio’s cash allocation was the leading contributor to positive performance. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year ended December 31, 2022.

    From a relative performance perspective, the portfolio underperformed its style-specific benchmark during the fiscal year. The allocations to emerging markets and small- and mid-cap equities were the leading detractors to relative performance. Within the allocations, the Invesco Discovery Mid Cap Growth Fund, Invesco Developing Markets Fund and Invesco International Small-Mid Company Fund were the leading detractors.

    Conversely, the leading contributors to relative performance were allocations and style selection within the US equity allocation and an allocation to floating rate fixed income during the fiscal year.

Fund Nasdaq Symbols
Class A	PKKGX
Class C	PKKHX
Class R	PKKJX
Class Y	PKKIX
Class R5	PKKKX
Class R6	PKKLX

Within the allocations, the Invesco Russell 1000 Dynamic Multifactor ETF and Invesco Variable Rate Investment Grade ETF were the primary contributors.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Additionally, after careful consideration, the Board of Trustees approved the liquidation and termination of the Invesco Peak Retirement™ Fund Suite to occur on or about January 23, 2023. Thank you for your investment in the Invesco Peak Retirement™ 2040 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

11	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2045 Fund

For the year ended December 31, 2022, Class A shares of Invesco Peak Retirement™ 2045 Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Peak Retirement 2045 Benchmark, the Fund’s style-specific benchmark.

Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-18.85%
Class C Shares	-19.46
Class R Shares	-19.06
Class Y Shares	-18.67
Class R5 Shares	-18.65
Class R6 Shares	-18.67
Russell 3000 Index▼ (Broad Market Index)	-19.21
Custom Invesco Peak Retirement 2045 Benchmark∎ (Style-Specific Index)	-17.15

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a predefined date of retirement. From an absolute performance perspective, the portfolio’s cash allocation was the leading contributor to positive performance. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year ended December 31, 2022.

    From a relative performance perspective, the portfolio underperformed its style-specific benchmark during the fiscal year. The allocations to emerging markets and small- and mid-cap equities were the leading detractors to relative performance. Within the allocations, the Invesco Discovery Mid Cap Growth Fund, Invesco Developing Markets Fund and Invesco International Small-Mid Company Fund were the leading detractors.

    Conversely, the leading contributors to relative performance were allocations and style selection within the US equity allocation and an allocation to floating rate fixed income during the fiscal year.

Fund Nasdaq Symbols
Class A	PKKAX
Class C	PKKBX
Class R	PKKDX
Class Y	PKKCX
Class R5	PKKEX
Class R6	PKKFX

Within the allocations, the Invesco Russell 1000 Dynamic Multifactor ETF and Invesco Variable Rate Investment Grade ETF were the primary contributors.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Additionally, after careful consideration, the Board of Trustees approved the liquidation and termination of the Invesco Peak Retirement™ Fund Suite to occur on or about January 23, 2023. Thank you for your investment in the Invesco Peak Retirement™ 2045 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

12	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2050 Fund

For the year ended December 31, 2022, Class A shares of Invesco Peak Retirement™ 2050 Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Peak Retirement 2050 Benchmark, the Fund’s style-specific benchmark.

Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-18.86%
Class C Shares	-19.50
Class R Shares	-18.97
Class Y Shares	-18.67
Class R5 Shares	-18.67
Class R6 Shares	-18.67
Russell 3000 Index▼ (Broad Market Index)	-19.21
Custom Invesco Peak Retirement 2050 Benchmark∎ (Style-Specific Index)	-17.43

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a predefined date of retirement. From an absolute performance perspective, the portfolio’s cash allocation was the leading contributor to positive performance. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year ended December 31, 2022.

    From a relative performance perspective, the portfolio underperformed its style-specific benchmark during the fiscal year. The allocations to emerging markets and small- and mid-cap equities were the leading detractors to relative performance. Within the allocations, the Invesco Discovery Mid Cap Growth Fund, Invesco Developing Markets Fund and Invesco International Small-Mid Company Fund were the leading detractors.

    Conversely, the leading contributors to relative performance were allocations and style selection within the US equity allocation during the fiscal year. Within the allocation, the Invesco Russell 1000

Fund Nasdaq Symbols
Class A	PKRSX
Class C	PKRTX
Class R	PKRVX
Class Y	PKRUX
Class R5	PKRWX
Class R6	PKRZX

Dynamic Multifactor ETF and Invesco S&P SmallCap Low Volatility ETF were the primary contributors.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Additionally, after careful consideration, the Board of Trustees approved the liquidation and termination of the Invesco Peak Retirement™ Fund Suite to occur on or about January 23, 2023. Thank you for your investment in the Invesco Peak Retirement™ 2050 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

13	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2055 Fund

For the year ended December 31, 2022, Class A shares of Invesco Peak Retirement™ 2055 Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Peak Retirement 2055 Benchmark, the Fund’s style-specific benchmark.

Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-18.76%
Class C Shares	-19.41
Class R Shares	-18.88
Class Y Shares	-18.56
Class R5 Shares	-18.53
Class R6 Shares	-18.53
Russell 3000 Index▼ (Broad Market Index)	-19.21
Custom Invesco Peak Retirement 2055 Benchmark∎ (Style-Specific Index)	-17.43

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a predefined date of retirement. From an absolute performance perspective, the portfolio’s cash allocation was the leading contributor to positive performance. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year ended December 31, 2022.

    From a relative performance perspective, the portfolio underperformed its style-specific benchmark during the fiscal year. The allocations to emerging markets and small- and mid-cap equities were the leading detractors to relative performance. Within the allocations, the Invesco Discovery Mid Cap Growth Fund, Invesco Developing Markets Fund and Invesco International Small-Mid Company Fund were the leading detractors.

    Conversely, the leading contributors to relative performance were allocations and style selection within the US equity allocation during the fiscal year. Within the allocation, the Invesco Russell 1000

Fund Nasdaq Symbols
Class A	PKRMX
Class C	PKRNX
Class R	PKRPX
Class Y	PKROX
Class R5	PKRQX
Class R6	PKRRX

Dynamic Multifactor ETF and Invesco S&P SmallCap Low Volatility ETF were the primary contributors.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Additionally, after careful consideration, the Board of Trustees approved the liquidation and termination of the Invesco Peak Retirement™ Fund Suite to occur on or about January 23, 2023. Thank you for your investment in the Invesco Peak Retirement™ 2055 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

14	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2060 Fund

For the year ended December 31, 2022, Class A shares of Invesco Peak Retirement™ 2060 Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Peak Retirement 2060 Benchmark, the Fund’s style-specific benchmark.

Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-18.94%
Class C Shares	-19.53
Class R Shares	-19.14
Class Y Shares	-18.70
Class R5 Shares	-18.70
Class R6 Shares	-18.77
Russell 3000 Index▼ (Broad Market Index)	-19.21
Custom Invesco Peak Retirement 2060 Benchmark∎ (Style-Specific Index)	-17.43

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a predefined date of retirement. From an absolute performance perspective, the portfolio’s cash allocation was the leading contributor to positive performance. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year ended December 31, 2022.

    From a relative performance perspective, the portfolio underperformed its style-specific benchmark during the fiscal year. The allocations to emerging markets and small- and mid-cap equities were the leading detractors to relative performance. Within the allocations, the Invesco Discovery Mid Cap Growth Fund, Invesco Developing Markets Fund and Invesco International Small-Mid Company Fund were the leading detractors.

    Conversely, the leading contributors to relative performance were allocations and style selection within the US equity allocation during the fiscal year. Within the allocation, the Invesco Russell 1000

Fund Nasdaq Symbols
Class A	PKRGX
Class C	PKRHX
Class R	PKRJX
Class Y	PKRIX
Class R5	PKRKX
Class R6	PKRLX

Dynamic Multifactor ETF and Invesco S&P SmallCap Low Volatility ETF were the primary contributors.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Additionally, after careful consideration, the Board of Trustees approved the liquidation and termination of the Invesco Peak Retirement™ Fund Suite to occur on or about January 23, 2023. Thank you for your investment in the Invesco Peak Retirement™ 2060 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

15	Invesco Peak Retirement™ Funds

Management’s Discussion of Fund Performance

Performance summary - Invesco Peak Retirement™ 2065 Fund

For the year ended December 31, 2022, Class A shares of Invesco Peak Retirement™ 2065 Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Peak Retirement 2065 Benchmark, the Fund’s style-specific benchmark.

Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-19.04%
Class C Shares	-19.54
Class R Shares	-19.20
Class Y Shares	-18.80
Class R5 Shares	-18.80
Class R6 Shares	-18.80
Russell 3000 Index▼ (Broad Market Index)	-19.21
Custom Invesco Peak Retirement 2065 Benchmark∎ (Style-Specific Index)	-17.43

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting a predefined date of retirement. From an absolute performance perspective, the portfolio’s cash allocation was the leading contributor to positive performance. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year ended December 31, 2022.

    From a relative performance perspective, the portfolio underperformed its style-specific benchmark during the fiscal year. The allocations to emerging markets and small- and mid-cap equities were the leading detractors to relative performance. Within the allocations, the Invesco Discovery Mid Cap Growth Fund, Invesco Developing Markets Fund and Invesco International Small-Mid Company Fund were the leading detractors.

    Conversely, the leading contributors to relative performance were allocations and style selection within the US equity allocation during the fiscal year. Within the allocation, the Invesco Russell 1000

Fund Nasdaq Symbols
Class A	PKRAX
Class C	PKRBX
Class R	PKRDX
Class Y	PKRCX
Class R5	PKREX
Class R6	PKRFX

Dynamic Multifactor ETF and Invesco S&P SmallCap Low Volatility ETF were the primary contributors.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Additionally, after careful consideration, the Board of Trustees approved the liquidation and termination of the Invesco Peak Retirement™ Fund Suite to occur on or about January 23, 2023. Thank you for your investment in the Invesco Peak Retirement™ 2065 Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

16	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ Destination Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/29/17

1 Source: Invesco, RIMES Technologies

2 Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

17	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges
Class A Shares
Inception (12/29/17)	0.93%
5 Years	0.93
1 Year	-15.67
Class C Shares
Inception (12/29/17)	1.33%
5 Years	1.33
1 Year	-12.29
Class R Shares
Inception (12/29/17)	1.84%
5 Years	1.84
1 Year	-10.98
Class Y Shares
Inception (12/29/17)	2.35%
5 Years	2.35
1 Year	-10.44
Class R5 Shares
Inception (12/29/17)	2.35%
5 Years	2.35
1 Year	-10.44
Class R6 Shares
Inception (12/29/17)	2.35%
5 Years	2.35
1 Year	-10.44

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

18	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2010 Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 4/30/21

1 Source: Invesco, RIMES Technologies

2 Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

19	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges
Class A Shares
Inception (4/30/21)	-7.97%
1 Year	-15.46
Class C Shares
Inception (4/30/21)	-5.53%
1 Year	-12.09
Class R Shares
Inception (4/30/21)	-5.00%
1 Year	-10.70
Class Y Shares
Inception (4/30/21)	-4.53%
1 Year	-10.34
Class R5 Shares
Inception (4/30/21)	-4.53%
1 Year	-10.34
Class R6 Shares
Inception (4/30/21)	-4.53%
1 Year	-10.34

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

20	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2015 Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/29/17

1 Source: Invesco, RIMES Technologies

2 Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

21	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges
Class A Shares
Inception (12/29/17)	0.85%
5 Years	0.85
1 Year	-15.46
Class C Shares
Inception (12/29/17)	1.24%
5 Years	1.24
1 Year	-12.12
Class R Shares
Inception (12/29/17)	1.76%
5 Years	1.76
1 Year	-10.79
Class Y Shares
Inception (12/29/17)	2.26%
5 Years	2.26
1 Year	-10.28
Class R5 Shares
Inception (12/29/17)	2.26%
5 Years	2.26
1 Year	-10.28
Class R6 Shares
Inception (12/29/17)	2.26%
5 Years	2.26
1 Year	-10.28

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

22	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2020 Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/29/17

1 Source: Invesco, RIMES Technologies

2 Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

23	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges
Class A Shares
Inception (12/29/17)	1.02%
5 Years	1.02
1 Year	-17.46
Class C Shares
Inception (12/29/17)	1.43%
5 Years	1.43
1 Year	-14.15
Class R Shares
Inception (12/29/17)	1.91%
5 Years	1.91
1 Year	-12.83
Class Y Shares
Inception (12/29/17)	2.43%
5 Years	2.44
1 Year	-12.50
Class R5 Shares
Inception (12/29/17)	2.45%
5 Years	2.46
1 Year	-12.41
Class R6 Shares
Inception (12/29/17)	2.45%
5 Years	2.46
1 Year	-12.41

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

24	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2025 Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/29/17

1 Source: Invesco, RIMES Technologies

2 Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

25	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges
Class A Shares
Inception (12/29/17)	1.16%
5 Years	1.16
1 Year	-19.77
Class C Shares
Inception (12/29/17)	1.53%
5 Years	1.53
1 Year	-16.60
Class R Shares
Inception (12/29/17)	2.06%
5 Years	2.06
1 Year	-15.37
Class Y Shares
Inception (12/29/17)	2.56%
5 Years	2.56
1 Year	-14.94
Class R5 Shares
Inception (12/29/17)	2.54%
5 Years	2.54
1 Year	-14.88
Class R6 Shares
Inception (12/29/17)	2.56%
5 Years	2.56
1 Year	-14.87

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

26	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2030 Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/29/17

1 Source: Invesco, RIMES Technologies

2 Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

27	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges
Class A Shares
Inception (12/29/17)	1.23%
5 Years	1.23
1 Year	-20.91
Class C Shares
Inception (12/29/17)	1.61%
5 Years	1.61
1 Year	-17.72
Class R Shares
Inception (12/29/17)	2.10%
5 Years	2.11
1 Year	-16.57
Class Y Shares
Inception (12/29/17)	2.64%
5 Years	2.64
1 Year	-16.09
Class R5 Shares
Inception (12/29/17)	2.64%
5 Years	2.64
1 Year	-16.08
Class R6 Shares
Inception (12/29/17)	2.64%
5 Years	2.64
1 Year	-16.09

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

28	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2035 Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/29/17

1 Source: Invesco, RIMES Technologies

2 Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

29	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges
Class A Shares
Inception (12/29/17)	1.62%
5 Years	1.62
1 Year	-21.94
Class C Shares
Inception (12/29/17)	1.99%
5 Years	1.99
1 Year	-18.81
Class R Shares
Inception (12/29/17)	2.52%
5 Years	2.52
1 Year	-17.57
Class Y Shares
Inception (12/29/17)	3.03%
5 Years	3.03
1 Year	-17.19
Class R5 Shares
Inception (12/29/17)	3.03%
5 Years	3.03
1 Year	-17.13
Class R6 Shares
Inception (12/29/17)	3.03%
5 Years	3.03
1 Year	-17.19

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

30	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2040 Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/29/17

1 Source: Invesco, RIMES Technologies

2 Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

31	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges
Class A Shares
Inception (12/29/17)	1.70%
5 Years	1.71
1 Year	-22.85
Class C Shares
Inception (12/29/17)	2.08%
5 Years	2.09
1 Year	-19.69
Class R Shares
Inception (12/29/17)	2.55%
5 Years	2.56
1 Year	-18.56
Class Y Shares
Inception (12/29/17)	3.10%
5 Years	3.11
1 Year	-18.16
Class R5 Shares
Inception (12/29/17)	3.10%
5 Years	3.11
1 Year	-18.10
Class R6 Shares
Inception (12/29/17)	3.10%
5 Years	3.11
1 Year	-18.16

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

32	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2045 Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/29/17

1 Source: RIMES Technologies Corp.

2 Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

33	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges
Class A Shares
Inception (12/29/17)	1.97%
5 Years	1.97
1 Year	-23.34
Class C Shares
Inception (12/29/17)	2.34%
5 Years	2.35
1 Year	-20.23
Class R Shares
Inception (12/29/17)	2.85%
5 Years	2.86
1 Year	-19.06
Class Y Shares
Inception (12/29/17)	3.37%
5 Years	3.37
1 Year	-18.67
Class R5 Shares
Inception (12/29/17)	3.39%
5 Years	3.39
1 Year	-18.65
Class R6 Shares
Inception (12/29/17)	3.37%
5 Years	3.37
1 Year	-18.67

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

34	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2050 Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/29/17

1 Source: RIMES Technologies Corp.

2 Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

35	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges
Class A Shares
Inception (12/29/17)	2.29%
5 Years	2.29
1 Year	-23.30
Class C Shares
Inception (12/29/17)	2.66%
5 Years	2.66
1 Year	-20.27
Class R Shares
Inception (12/29/17)	3.14%
5 Years	3.15
1 Year	-18.97
Class Y Shares
Inception (12/29/17)	3.69%
5 Years	3.69
1 Year	-18.67
Class R5 Shares
Inception (12/29/17)	3.69%
5 Years	3.69
1 Year	-18.67
Class R6 Shares
Inception (12/29/17)	3.69%
5 Years	3.69
1 Year	-18.67

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

36	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2055 Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/29/17

1 Source: RIMES Technologies Corp.

2 Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

37	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges
Class A Shares
Inception (12/29/17)	2.65%
5 Years	2.65
1 Year	-23.22
Class C Shares
Inception (12/29/17)	3.03%
5 Years	3.03
1 Year	-20.18
Class R Shares
Inception (12/29/17)	3.53%
5 Years	3.54
1 Year	-18.88
Class Y Shares
Inception (12/29/17)	4.03%
5 Years	4.04
1 Year	-18.56
Class R5 Shares
Inception (12/29/17)	4.07%
5 Years	4.07
1 Year	-18.53
Class R6 Shares
Inception (12/29/17)	4.07%
5 Years	4.07
1 Year	-18.53

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

38	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2060 Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/29/17

1 Source: RIMES Technologies Corp.

2 Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

39	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges
Class A Shares
Inception (12/29/17)	2.42%
5 Years	2.42
1 Year	-23.41
Class C Shares
Inception (12/29/17)	2.81%
5 Years	2.81
1 Year	-20.31
Class R Shares
Inception (12/29/17)	3.30%
5 Years	3.30
1 Year	-19.14
Class Y Shares
Inception (12/29/17)	3.86%
5 Years	3.87
1 Year	-18.70
Class R5 Shares
Inception (12/29/17)	3.86%
5 Years	3.86
1 Year	-18.70
Class R6 Shares
Inception (12/29/17)	3.84%
5 Years	3.85
1 Year	-18.77

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

40	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2065 Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/29/17

1 Source: RIMES Technologies Corp.

2 Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

41	Invesco Peak Retirement™ Funds

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges
Class A Shares
Inception (12/29/17)	3.01%
5 Years	3.01
1 Year	-23.48
Class C Shares
Inception (12/29/17)	3.18%
5 Years	3.18
1 Year	-20.31
Class R Shares
Inception (12/29/17)	3.69%
5 Years	3.69
1 Year	-19.20
Class Y Shares
Inception (12/29/17)	4.22%
5 Years	4.23
1 Year	-18.80
Class R5 Shares
Inception (12/29/17)	4.22%
5 Years	4.23
1 Year	-18.80
Class R6 Shares
Inception (12/29/17)	4.22%
5 Years	4.23
1 Year	-18.80

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

42	Invesco Peak Retirement™ Funds

Supplemental Information

Each of the Peak Retirement Fund’s investment objective is total return over time, consistent with its strategic target allocation.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2022, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
∎

The Russell 3000® Index is an unmanaged index considered representative of the US stock market. The Russell 3000 Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

∎

The Custom Invesco Peak Retirement Destination Benchmark, Custom Invesco Peak Retirement 2010 Benchmark, Custom Invesco Peak Retirement 2015 Benchmark and Custom Invesco Peak Retirement 2020 Benchmark were created by Invesco to serve as style-specific benchmarks for the Invesco Peak RetirementTM Destination Fund, Invesco Peak RetirementTM 2010 Fund, Invesco Peak RetirementTM 2015 Fund and Invesco Peak RetirementTM 2020 Fund, respectively. Each benchmark is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index, Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Treasury Bellwethers (3 Month) Index.

∎

The Custom Invesco Peak Retirement 2025 Benchmark, Custom Invesco Peak Retirement 2030 Benchmark, Custom Invesco Peak Retirement 2035 Benchmark, Custom Invesco Peak Retirement 2040 Benchmark, Custom Invesco Peak Retirement 2045 Benchmark, Custom Invesco Peak Retirement 2050 Benchmark, Custom Invesco Peak Retirement 2055 Benchmark, Custom Invesco Peak Retirement 2060 Benchmark and Custom Invesco Peak Retirement 2065 Benchmark were created by Invesco to serve as style-specific benchmarks for the

Invesco Peak RetirementTM 2025 Fund, Invesco Peak RetirementTM 2030 Fund, Invesco Peak RetirementTM 2035 Fund, Invesco Peak RetirementTM 2040 Fund, Invesco Peak RetirementTM 2045 Fund, Invesco Peak RetirementTM 2050 Fund, Invesco Peak RetirementTM 2055 Fund, Invesco Peak RetirementTM 2060 Fund and Invesco Peak RetirementTM 2065 Fund, respectively. Each benchmark is composed of the following indexes: Russell 3000 Index, MSCI EAFE Index and Bloomberg U.S. Aggregate Bond Index.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

43	Invesco Peak Retirement™ Funds

Portfolio Composition*

Invesco Peak Retirement™ Destination Fund

By fund type, based on total investments

Money Market Funds	99.70%

Fixed Income Funds	0.30

Invesco Peak Retirement™ 2010 Fund

By fund type, based on total investments

Money Market Funds	99.69%

Fixed Income Funds	0.30

Equity Funds	0.01

Invesco Peak Retirement™ 2015 Fund

By fund type, based on total investments

Money Market Funds	99.71%

Fixed Income Funds	0.29

Invesco Peak Retirement™ 2020 Fund

By fund type, based on total investments

Money Market Funds	94.14%

Equity Funds	5.56

Fixed Income Funds	0.30

Invesco Peak Retirement™ 2025 Fund

By fund type, based on total investments

Money Market Funds	88.36%

Equity Funds	11.38

Fixed Income Funds	0.26

Invesco Peak Retirement™ 2030 Fund

By fund type, based on total investments

Money Market Funds	87.14%

Equity Funds	12.77

Fixed Income Funds	0.09

Invesco Peak Retirement™ 2035 Fund

By fund type, based on total investments

Money Market Funds	85.73%

Equity Funds	14.17

Fixed Income Funds	0.10

Invesco Peak Retirement™ 2040 Fund

By fund type, based on total investments

Money Market Funds	83.51%

Equity Funds	16.43

Fixed Income Funds	0.06

Invesco Peak Retirement™ 2045 Fund

By fund type, based on total investments

Money Market Funds	84.53%

Equity Funds	15.43

Fixed Income Funds	0.04

Invesco Peak Retirement™ 2050 Fund

By fund type, based on total investments

Money Market Funds	85.52%

Equity Funds	14.45

Fixed Income Funds	0.03

Invesco Peak Retirement™ 2055 Fund

By fund type, based on total investments

Money Market Funds	87.71%

Equity Funds	12.26

Fixed Income Funds	0.03

Invesco Peak Retirement™ 2060 Fund

By fund type, based on total investments

Money Market Funds	86.62%

Equity Funds	13.35

Fixed Income Funds	0.03

Invesco Peak Retirement™ 2065 Fund

By fund type, based on total investments

Money Market Funds	86.31%

Equity Funds	13.66

Fixed Income Funds	0.03

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security. Data presented here are as of December 31, 2022.

44	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2022

Invesco Peak Retirement™ Destination Fund

Schedule of Investments in Affiliated Issuers–105.17%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		12/31/22	12/31/22

Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6(b)	0.00%	$372,819	$158,066	$(439,153)	$(43,293)	$(44,967)	$5,087		1	$8

Invesco Multi-Asset Income Fund, Class R6	-	201,619	69,536	(222,762)	(3,119)	(45,274)	12,545		-	-

Total Alternative Funds		574,438	227,602	(661,915)	(46,412)	(90,241)	17,632			8

Domestic Equity Funds–0.00%
Invesco PureBetaSM MSCI USA ETF	-	-	186,701	(162,487)	-	(24,214)	1,693		-	-

Invesco S&P 500® Enhanced Value ETF	-	432,173	112,201	(516,453)	(90,077)	62,156	9,089		-	-

Invesco S&P 500® High Dividend Low Volatility ETF	-	544,492	153,321	(689,173)	(74,156)	65,516	18,742		-	-

Total Domestic Equity Funds		976,665	452,223	(1,368,113)	(164,233)	103,458	29,524			-

Fixed Income Funds–0.32%
Invesco Core Plus Bond Fund, Class R6	0.06%	424,429	159,663	(502,290)	6,571	(86,581)	13,683		197	1,792

Invesco Floating Rate ESG Fund, Class R6	0.15%	300,333	73,760	(344,313)	(8,042)	(16,956)	17,490		720	4,782

Invesco High Yield Bond Factor ETF(b)	-	336,808	78,340	(362,405)	1,257	(52,766)	13,812		-	-

Invesco Income Fund, Class R6	0.02%	300,088	81,145	(340,575)	(12,122)	(27,760)	10,118		113	776

Invesco Intermediate Bond Factor Fund, Class R6	0.07%	199,563	74,466	(237,969)	(663)	(33,187)	6,157		244	2,210

Invesco International Bond Fund, Class R6(b)	0.02%	277,190	105,491	(330,854)	8,655	(51,741)	1,370		134	576

Invesco Short Duration Inflation Protected Fund, Class R6	-	225,495	67,841	(269,052)	(329)	(23,955)	14,634		-	-

Invesco Taxable Municipal Bond ETF	-	545,686	230,172	(645,407)	(12,068)	(118,383)	15,846		-	-

Invesco Variable Rate Preferred ETF	-	225,763	46,648	(244,600)	(7,769)	(20,042)	7,976		-	-

Total Fixed Income Funds		2,835,355	917,526	(3,277,465)	(24,510)	(431,371)	101,086			10,136

Foreign Equity Funds–0.00%
Invesco S&P International Developed Low Volatility ETF	-	404,075	133,344	(468,018)	(19,394)	(50,007)	16,222		-	-

Money Market Funds–104.85%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(c)	52.32%	121,437	2,902,937	(1,363,441)	-	-	2,573		1,660,933	1,660,933

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(c)	52.53%	135,061	2,902,937	(1,370,234)	(1)	(21)	2,833		1,667,242	1,667,742

Total Money Market Funds		256,498	5,805,874	(2,733,675)	(1)	(21)	5,406			3,328,675

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $3,338,823)	105.17%	5,047,031	7,536,569	(8,509,186)	(254,550)	(468,182)	169,870			3,338,819

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.28%(c)	-	-	1,413,787	(1,413,787)	-	-	149	(d)	-	-

Invesco Private Prime Fund, 4.46%(c)	-	-	3,311,971	(3,312,005)	-	34	811	(d)	-	-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	-	4,725,758	(4,725,792)	-	34	960			-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $3,338,823)	105.17%	$5,047,031	$12,262,327	$(13,234,978)	$(254,550)	$(468,148)	$170,830			$3,338,819

OTHER ASSETS LESS LIABILITIES	(5.17)%									(164,211)

NET ASSETS	100.00%									$3,174,608

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2022

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2022

Invesco Peak Retirement™ 2010 Fund

Schedule of Investments in Affiliated Issuers–100.09%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		12/31/22	12/31/22

Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6(b)	-	$34,489	$17,804	$(42,581)	$(1,715)	$(7,616)	$554		-	$-

Invesco Multi-Asset Income Fund, Class R6	-	16,259	10,396	(21,891)	83	(4,847)	1,264		-	-

Total Alternative Funds		50,748	28,200	(64,472)	(1,632)	(12,463)	1,818			-

Domestic Equity Funds–0.01%
Invesco Main Street Small Cap Fund, Class R6	0.01%	5,121	1,979	(6,278)	257	(1,062)	22		1	17

Invesco PureBetaSM MSCI USA ETF	-	-	19,686	(17,216)	-	(2,470)	187		-	-

Invesco S&P 500® Enhanced Value ETF	-	53,844	20,439	(70,553)	(2,559)	(1,171)	1,275		-	-

Invesco S&P 500® High Dividend Low Volatility ETF	-	65,249	24,706	(88,229)	(1,874)	148	2,500		-	-

Total Domestic Equity Funds		124,214	66,810	(182,276)	(4,176)	(4,555)	3,984			17

Fixed Income Funds–0.30%
Invesco Core Plus Bond Fund, Class R6	0.05%	47,477	20,758	(58,182)	815	(10,665)	1,683		22	203

Invesco Floating Rate ESG Fund, Class R6	0.14%	33,672	12,850	(42,975)	118	(3,126)	2,135		82	539

Invesco High Yield Bond Factor ETF(b)	-	36,478	11,690	(41,992)	399	(6,424)	1,666		-	-

Invesco Income Fund, Class R6	0.02%	30,889	11,822	(37,990)	345	(4,986)	1,167		12	80

Invesco Intermediate Bond Factor Fund, Class R6	0.07%	21,492	10,236	(27,329)	127	(4,277)	740		27	249

Invesco International Bond Fund, Class R6(b)	0.02%	28,349	12,335	(34,680)	988	(5,976)	143		14	62

Invesco Short Duration Inflation Protected Fund, Class R6	-	24,406	10,757	(32,041)	450	(3,572)	1,872		-	-

Invesco Taxable Municipal Bond ETF	-	61,504	25,771	(71,161)	(271)	(15,843)	1,941		-	-

Invesco Variable Rate Preferred ETF	-	22,628	5,915	(25,548)	194	(3,189)	927		-	-

Total Fixed Income Funds		306,895	122,134	(371,898)	3,165	(58,058)	12,274			1,133

Foreign Equity Funds–0.01%
Invesco Developing Markets Fund, Class R6	0.01%	6,304	1,897	(6,430)	987	(2,734)	56		1	24

Invesco S&P International Developed Low Volatility ETF	-	43,954	19,634	(54,755)	(969)	(7,864)	2,014		-	-

Total Foreign Equity Funds		50,258	21,531	(61,185)	18	(10,598)	2,070			24

Money Market Funds–99.77%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(c)	34.92%	10,297	252,362	(131,839)	-	-	152		130,820	130,820

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(c)	24.94%	7,353	180,258	(94,168)	1	(1)	184		93,414	93,443

Invesco Treasury Portfolio, Institutional Class, 4.20%(c)	39.91%	11,768	288,413	(150,673)	-	-	261		149,508	149,508

Total Money Market Funds		29,418	721,033	(376,680)	1	(1)	597			373,771

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $374,942)	100.09%	561,533	959,708	(1,056,511)	(2,624)	(85,675)	20,743			374,945

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.28%(c)	-	-	23,699	(23,699)	-	-	8	(d)	-	-

Invesco Private Prime Fund, 4.46%(c)	-	-	57,902	(57,902)	-	-	21	(d)	-	-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	-	81,601	(81,601)	-	-	29			-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $374,942)	100.09%	$561,533	$1,041,309	$(1,138,112)	$(2,624)	$(85,675)	$20,772			$374,945

OTHER ASSETS LESS LIABILITIES	(0.09)%									(321)

NET ASSETS	100.00%									$374,624

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2022

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(d)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2022

Invesco Peak Retirement™ 2015 Fund

Schedule of Investments in Affiliated Issuers–100.16%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend		Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income		12/31/22	12/31/22

Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6(b)	-	$74,415	$23,874	$(79,383)	$(10,675)	$(7,475)	$1,023		-	$-

Invesco Multi-Asset Income Fund, Class R6	-	32,671	9,989	(33,964)	(456)	(8,240)	2,235		-	-

Total Alternative Funds		107,086	33,863	(113,347)	(11,131)	(15,715)	3,258			-

Domestic Equity Funds–0.00%
Invesco Main Street Small Cap Fund, Class R6	-	54,735	12,092	(58,761)	(279)	(7,787)	181		-	-

Invesco PureBetaSM MSCI USA ETF	-	-	41,847	(36,582)	-	(5,265)	373		-	-

Invesco S&P 500® Enhanced Value ETF	-	165,264	22,516	(176,563)	(31,574)	20,357	3,329		-	-

Invesco S&P 500® High Dividend Low Volatility ETF	-	203,307	22,720	(222,196)	(23,579)	19,748	6,768		-	-

Total Domestic Equity Funds		423,306	99,175	(494,102)	(55,432)	27,053	10,651			-

Fixed Income Funds–0.29%
Invesco Core Plus Bond Fund, Class R6	0.05%	139,327	24,942	(137,734)	1,814	(27,852)	4,335		55	497

Invesco Floating Rate ESG Fund, Class R6	0.14%	99,121	14,713	(104,680)	(1,275)	(6,525)	5,432		198	1,354

Invesco High Yield Bond Factor ETF(b)	-	102,530	16,268	(102,244)	179	(16,341)	4,325		-	-

Invesco Income Fund, Class R6	0.02%	73,977	12,391	(76,250)	(4,092)	(5,857)	2,545		25	169

Invesco Intermediate Bond Factor Fund, Class R6	0.07%	64,528	11,974	(64,928)	(379)	(10,582)	1,892		68	613

Invesco International Bond Fund, Class R6(b)	0.01%	74,264	18,017	(77,809)	605	(12,735)	334		31	132

Invesco Short Duration Inflation Protected Fund, Class R6	0.00%	73,961	10,465	(76,579)	(95)	(7,744)	4,765		1	8

Invesco Taxable Municipal Bond ETF	-	180,390	40,640	(178,379)	(4,397)	(38,254)	5,058		-	-

Invesco Variable Rate Preferred ETF	-	57,594	9,390	(59,555)	(1,625)	(5,804)	2,150		-	-

Total Fixed Income Funds		865,692	158,800	(878,158)	(9,265)	(131,694)	30,836			2,773

Foreign Equity Funds–0.00%
Invesco EQV Emerging Markets All Cap Fund, Class R6(c)	-	24,681	3,336	(23,999)	2,615	(6,633)	213		-	-

Invesco Developing Markets Fund, Class R6	-	24,876	5,895	(24,012)	2,871	(9,630)	183		-	-

Invesco S&P International Developed Low Volatility ETF	-	124,520	22,180	(124,934)	(5,958)	(15,808)	4,886		-	-

Total Foreign Equity Funds		174,077	31,411	(172,945)	(472)	(32,071)	5,282			-

Money Market Funds–99.87%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(d)	49.95%	43,354	876,043	(445,399)	-	-	769		473,998	473,998

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(d)	49.92%	43,051	876,044	(445,399)	3	(7)	787		473,550	473,692

Total Money Market Funds		86,405	1,752,087	(890,798)	3	(7)	1,556			947,690

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $950,462)	100.16%	1,656,566	2,075,336	(2,549,350)	(76,297)	(152,434)	51,583			950,463

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.28%(d)	-	-	113,566	(113,566)	-	-	31	(e)	-	-

Invesco Private Prime Fund, 4.46%(d)	-	-	256,372	(256,375)	-	3	86	(e)	-	-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	-	369,938	(369,941)	-	3	117			-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $950,462)	100.16%	$1,656,566	$2,445,274	$(2,919,291)	$(76,297)	$(152,431)	$51,700			$950,463

OTHER ASSETS LESS LIABILITIES	(0.16)%									(1,544)

NET ASSETS	100.00%									$948,919

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2022

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Effective February 28, 2022, the underlying fund’s name changed.
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2022

Invesco Peak Retirement™ 2020 Fund

Schedule of Investments in Affiliated Issuers–100.61%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	12/31/22	12/31/22

Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6(b)	0.00%	$382,843	$63,783	$(356,843)	$(54,407)	$(31,883)	$4,785	1	$5

Invesco Macro Allocation Strategy Fund, Class R6(c)	0.00%	123,136	-	(111,407)	4,440	(16,164)	-	1	5

Invesco Multi-Asset Income Fund, Class R6	0.00%	125,351	39,551	(131,834)	(1,050)	(32,013)	8,349	1	5

Total Alternative Funds		631,330	103,334	(600,084)	(51,017)	(80,060)	13,134		15

Domestic Equity Funds–5.59%
Invesco Main Street Small Cap Fund, Class R6	0.00%	586,764	88,068	(587,338)	(3,043)	(84,438)	1,912	1	13

Invesco PureBetaSM MSCI USA ETF	-	624,487	365,732	(845,841)	(138,321)	(6,057)	8,831	-	-

Invesco Russell 1000® Dynamic Multifactor ETF	-	821,239	55,776	(778,078)	(158,781)	59,844	7,175	-	-

Invesco S&P 500® Enhanced Value ETF	-	379,840	203,338	(540,957)	(73,414)	31,193	9,964	-	-

Invesco S&P 500® High Dividend Low Volatility ETF	-	514,109	248,589	(748,228)	(70,188)	55,718	21,775	-	-

Invesco U.S. Managed Volatility Fund, Class R6	5.59%	820,799	93,799	(443,495)	(162,861)	36,613	7,590	28,759	317,819

Total Domestic Equity Funds		3,747,238	1,055,302	(3,943,937)	(606,608)	92,873	57,247		317,832

Fixed Income Funds–0.30%
Invesco Core Plus Bond Fund, Class R6	0.06%	1,060,678	156,474	(1,031,697)	19,795	(201,730)	29,545	386	3,520

Invesco Floating Rate ESG Fund, Class R6	0.14%	628,753	95,944	(669,731)	(15,423)	(31,401)	32,521	1,226	8,142

Invesco High Yield Bond Factor ETF(b)	-	749,467	56,078	(692,963)	1,690	(111,645)	29,011	-	-

Invesco Income Fund, Class R6	0.01%	186,630	99,925	(255,103)	(16,093)	(14,822)	7,820	78	537

Invesco Intermediate Bond Factor Fund, Class R6	0.08%	493,721	76,693	(489,029)	(2,768)	(74,272)	13,074	480	4,345

Invesco International Bond Fund, Class R6(b)	0.01%	375,455	94,575	(396,949)	2,371	(64,059)	1,628	157	675

Invesco Short Duration Inflation Protected Fund, Class R6	0.00%	563,057	78,480	(588,114)	1,383	(54,799)	32,098	1	7

Invesco Taxable Municipal Bond ETF	-	1,373,344	238,571	(1,315,355)	(14,357)	(282,203)	34,638	-	-

Invesco Variable Rate Investment Grade ETF	-	499,346	23,041	(516,849)	(5,090)	(448)	7,083	-	-

Invesco Variable Rate Preferred ETF	-	185,898	59,624	(214,953)	(1,063)	(29,506)	9,143	-	-

Total Fixed Income Funds		6,116,349	979,405	(6,170,743)	(29,555)	(864,885)	196,561		17,226

Foreign Equity Funds–0.00%
Invesco EQV Emerging Markets All Cap Fund, Class R6(d)	-	407,005	75,615	(419,320)	44,576	(107,876)	2,614	-	-

Invesco Developing Markets Fund, Class R6	-	409,798	66,351	(389,634)	48,761	(135,276)	1,866	-	-

Invesco International Small-Mid Company Fund, Class R6	-	194,395	27,162	(168,292)	(9,859)	(43,157)	384	-	-

Invesco RAFI™ Strategic Developed ex-US ETF	-	313,297	12,365	(301,793)	(19,262)	(4,607)	6,476	-	-

Invesco S&P International Developed Low Volatility ETF	-	187,338	174,434	(308,714)	(10,791)	(42,267)	11,688	-	-

Total Foreign Equity Funds		1,511,833	355,927	(1,587,753)	53,425	(333,183)	23,028		-

Money Market Funds–94.72%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(e)	47.15%	319,469	5,865,143	(3,504,597)	-	-	4,332	2,680,015	2,680,015

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(e)	47.57%	343,753	5,865,144	(3,504,597)	24	(97)	4,857	2,703,416	2,704,227

Total Money Market Funds		663,222	11,730,287	(7,009,194)	24	(97)	9,189		5,384,242

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $5,756,592)	100.61%	12,669,972	14,224,255	(19,311,711)	(633,731)	(1,185,352)	299,159		5,719,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2022

Invesco Peak Retirement™ 2020 Fund (continued)

Schedule of Investments in Affiliated Issuers–100.61%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/22	12/31/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.28%(e)	-	$-	$1,348,420	$(1,348,420)	$-	$-		$350	(f)	-	$-

Invesco Private Prime Fund, 4.46%(e)	-	-	3,262,539	(3,262,597)	-	58		977	(f)	-	-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	-	4,610,959	(4,611,017)	-	58		1,327			-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $5,756,592)	100.61%	$12,669,972	$18,835,214	$(23,922,728)	$(633,731)	$(1,185,294	)(g)	$300,486			$5,719,315

OTHER ASSETS LESS LIABILITIES	(0.61)%										(34,596)

NET ASSETS	100.00%										$5,684,719

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	Effective February 28, 2022, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco International Small-Mid Company Fund	$249
Invesco U.S. Managed Volatility Fund	27,036

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2022

Invesco Peak Retirement™ 2025 Fund

Schedule of Investments in Affiliated Issuers–100.43%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	12/31/22	12/31/22

Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6(b)	-	$740,583	$121,441	$(683,842)	$(115,044)	$(56,102)	$9,040	-	$-

Invesco Macro Allocation Strategy Fund, Class R6(c)	-	492,821	23,268	(462,227)	18,940	(72,802)	-	-	-

Invesco Multi-Asset Income Fund, Class R6	0.00%	-	55,338	(44,204)	-	(11,128)	2,918	1	6

Total Alternative Funds		1,233,404	200,047	(1,190,273)	(96,104)	(140,032)	11,958		6

Domestic Equity Funds–11.43%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	0.00%	736,567	154,845	` (680,988)	(30,733)	(179,672)	-	1	19

Invesco Main Street Small Cap Fund, Class R6	0.00%	1,289,724	320,142	(1,405,811)	854	(204,896)	3,904	1	13

Invesco PureBetaSM MSCI USA ETF	-	1,476,437	972,180	(2,061,095)	(372,225)	(15,297)	24,574	-	-

Invesco Russell 1000® Dynamic Multifactor ETF	-	2,150,998	378,560	(2,222,294)	(553,060)	245,796	24,409	-	-

Invesco S&P 500® Enhanced Value ETF	-	-	149,618	(133,326)	-	(16,292)	2,826	-	-

Invesco S&P 500® High Dividend Low Volatility ETF	-	-	199,454	(192,138)	-	(7,316)	6,542	-	-

Invesco U.S. Managed Volatility Fund, Class R6	11.43%	3,436,423	565,969	(2,286,672)	(634,334)	50,422	30,215	92,685	1,024,177

Total Domestic Equity Funds		9,090,149	2,740,768	(8,982,324)	(1,589,498)	(127,255)	92,470		1,024,209

Fixed Income Funds–0.26%
Invesco Core Plus Bond Fund, Class R6	0.05%	1,726,190	395,137	(1,778,990)	27,123	(364,588)	53,871	535	4,872

Invesco Floating Rate ESG Fund, Class R6	0.12%	991,922	120,761	(1,022,312)	(45,764)	(33,943)	53,709	1,606	10,664

Invesco High Yield Bond Factor ETF(b)	-	1,228,913	139,148	(1,148,769)	4,340	(218,337)	57,378	-	-

Invesco Income Fund, Class R6	0.01%	493,541	26,032	(458,416)	(43,759)	(16,616)	15,060	114	782

Invesco Intermediate Bond Factor Fund, Class R6	0.07%	863,932	121,673	(834,259)	(2,913)	(142,133)	23,387	695	6,300

Invesco International Bond Fund, Class R6(b)	0.01%	493,458	150,016	(538,062)	(8,744)	(80,189)	2,073	170	732

Invesco Short Duration Inflation Protected Fund, Class R6	0.00%	984,485	160,755	(1,037,007)	5,512	(113,736)	64,093	1	9

Invesco Taxable Municipal Bond ETF	-	2,706,477	775,561	(2,837,515)	(33,610)	(610,913)	74,147	-	-

Invesco Variable Rate Investment Grade ETF	-	1,107,752	65,307	(1,155,627)	(13,100)	(4,332)	20,338	-	-

Invesco Variable Rate Preferred ETF	-	-	78,579	(67,920)	-	(10,659)	3,331	-	-

Total Fixed Income Funds		10,596,670	2,032,969	(10,878,877)	(110,915)	(1,595,446)	367,387		23,359

Foreign Equity Funds–0.00%
Invesco EQV Emerging Markets All Cap Fund, Class R6(d)	0.00%	985,018	137,197	(940,553)	112,768	(294,410)	5,411	1	20

Invesco Developing Markets Fund, Class R6	0.00%	986,155	167,464	(918,478)	129,401	(364,515)	3,606	1	27

Invesco International Small-Mid Company Fund, Class R6	0.00%	368,952	122,313	(358,586)	(23,441)	(108,681)	813	1	30

Invesco PureBetaSM FTSE Developed ex-North America ETF	-	245,879	86,960	(288,924)	(28,085)	(15,830)	6,679	-	-

Invesco RAFI™ Strategic Developed ex-US ETF	-	738,383	80,141	(737,229)	(46,254)	(35,041)	21,068	-	-

Invesco S&P International Developed Low Volatility ETF	-	369,187	20,521	(325,470)	(26,343)	(37,895)	14,090	-	-

Total Foreign Equity Funds		3,693,574	614,596	(3,569,240)	118,046	(856,372)	51,667		77

Money Market Funds–88.74%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(e)	31.08%	44	7,095,866	(4,311,348)	-	-	3,210	2,784,562	2,784,562

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(e)	22.15%	-	5,068,476	(3,083,678)	(16)	6	2,375	1,984,192	1,984,788

Invesco Treasury Portfolio, Institutional Class, 4.20%(e)	35.51%	50	8,109,561	(4,927,254)	-	-	3,626	3,182,357	3,182,357

Total Money Market Funds		94	20,273,903	(12,322,280)	(16)	6	9,211		7,951,707

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $9,077,665)	100.43%	24,613,891	25,862,283	(36,942,994)	(1,678,487)	(2,719,099)	532,693		8,999,358

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2022

Invesco Peak Retirement™ 2025 Fund (continued)

Schedule of Investments in Affiliated Issuers–100.43%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/22	12/31/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.28%(e)	-	$-	$946,440	$(946,440)	$-	$-		$130	(f)	-	$-

Invesco Private Prime Fund, 4.46%(e)	-	-	1,789,159	(1,789,207)	-	48		363	(f)	-	-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	-	2,735,599	(2,735,647)	-	48		493			-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $9,077,665)	100.43%	$24,613,891	$28,597,882	$(39,678,641)	$(1,678,487)	$(2,719,051	)(g)	$533,186			$8,999,358

OTHER ASSETS LESS LIABILITIES	(0.43)%										(38,561)

NET ASSETS	100.00%										$8,960,797

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	Effective February 28, 2022, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco International Small-Mid Company Fund	$527
Invesco U.S. Managed Volatility Fund	107,631

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2022

Invesco Peak Retirement™ 2030 Fund

Schedule of Investments in Affiliated Issuers–100.70%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	12/31/22	12/31/22

Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6(b)	-	$1,205,879	$185,713	$(1,094,996)	$(179,513)	$(106,159)	$16,108	-	$-

Invesco Macro Allocation Strategy Fund, Class R6(c)	0.00%	750,559	78,817	(734,323)	34,343	(129,392)	-	1	4

Total Alternative Funds		1,956,438	264,530	(1,829,319)	(145,170)	(235,551)	16,108		4

Domestic Equity Funds-12.86%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	-	2,075,781	521,109	(1,944,188)	(211,231)	(441,471)	-	-	-

Invesco Main Street Small Cap Fund, Class R6	0.00%	2,074,596	418,747	(2,156,005)	(5,255)	(332,071)	8,190	1	12

Invesco PureBetaSM MSCI USA ETF	-	2,383,831	1,872,683	(3,586,195)	(560,905)	(109,414)	44,018	-	-

Invesco Russell 1000® Dynamic Multifactor ETF	-	4,728,485	967,299	(5,024,437)	(950,752)	279,405	57,104	-	-

Invesco S&P SmallCap Low Volatility ETF	-	389,373	18,049	(364,921)	(127,720)	85,219	7,547	-	-

Invesco U.S. Managed Volatility Fund, Class R6	12.86%	6,249,164	1,181,260	(3,137,880)	(1,342,385)	134,821	76,220	254,611	2,813,479

Total Domestic Equity Funds		17,901,230	4,979,147	(16,213,626)	(3,198,248)	(383,511)	193,079		2,813,491

Fixed Income Funds-0.10%
Invesco Core Plus Bond Fund, Class R6	0.03%	1,378,230	551,802	(1,613,646)	15,988	(326,453)	51,875	650	5,921

Invesco Floating Rate ESG Fund, Class R6	-	1,146,365	245,439	(1,289,167)	(36,871)	(65,766)	71,300	-	-

Invesco High Yield Bond Factor ETF(b)	-	1,570,595	322,364	(1,600,426)	4,139	(289,623)	78,701	-	-

Invesco Income Fund, Class R6	0.01%	776,409	55,495	(727,414)	(56,700)	(46,056)	26,045	253	1,734

Invesco Intermediate Bond Factor Fund, Class R6	0.05%	1,188,787	203,621	(1,176,421)	(5,323)	(199,206)	35,575	1,265	11,458

Invesco International Bond Fund, Class R6(b)	0.01%	777,511	165,773	(796,578)	7,473	(129,651)	3,510	325	1,396

Invesco Short Duration Inflation Protected Fund, Class R6	-	759,760	263,075	(919,714)	(5,632)	(97,489)	62,296	-	-

Invesco Taxable Municipal Bond ETF	-	3,814,823	963,223	(3,845,473)	(52,548)	(880,025)	110,304	-	-

Invesco Variable Rate Investment Grade ETF	-	1,551,690	90,653	(1,617,471)	(17,965)	(6,907)	32,536	-	-

Total Fixed Income Funds		12,964,170	2,861,445	(13,586,310)	(147,439)	(2,041,176)	472,142		20,509

Foreign Equity Funds-0.00%
Invesco EQV Emerging Markets All Cap Fund, Class R6(d)	0.00%	1,795,416	311,582	(1,776,192)	199,532	(530,307)	13,603	1	31

Invesco Developing Markets Fund, Class R6	0.00%	1,698,746	405,852	(1,692,228)	216,184	(628,520)	8,892	1	34

Invesco International Select Equity Fund, Class R6	-	793,839	74,605	(714,047)	147,521	(301,918)	2,108	-	-

Invesco International Small-Mid Company Fund, Class R6	-	610,297	179,984	(579,652)	(38,788)	(170,705)	1,749	-	-

Invesco PureBetaSM FTSE Developed ex-North America ETF	-	384,122	292,154	(581,472)	(44,004)	(50,800)	15,131	-	-

Invesco RAFI™ Strategic Developed ex-US ETF	-	1,165,228	237,925	(1,267,382)	(81,491)	(54,280)	35,665	-	-

Invesco S&P International Developed Low Volatility ETF	-	581,902	91,518	(567,272)	(40,098)	(66,050)	23,287	-	-

Total Foreign Equity Funds		7,029,550	1,593,620	(7,178,245)	358,856	(1,802,580)	100,435		65

Money Market Funds-87.74%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(e)	30.70%	133,179	12,457,023	(5,872,899)	-	-	6,707	6,717,303	6,717,303

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(e)	21.95%	112,440	8,897,874	(4,209,122)	30	(87)	5,196	4,799,695	4,801,135

Invesco Treasury Portfolio, Institutional Class, 4.20%(e)	35.09%	152,204	14,236,598	(6,711,884)	-	-	7,620	7,676,918	7,676,918

Total Money Market Funds		397,823	35,591,495	(16,793,905)	30	(87)	19,523		19,195,356

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $22,283,150)	100.70%	40,249,211	45,290,237	(55,601,405)	(3,131,971)	(4,462,905)	801,287		22,029,425

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2022

Invesco Peak Retirement™ 2030 Fund (continued)

Schedule of Investments in Affiliated Issuers–100.70%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/22	12/31/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.28%(e)	-	$2,658	$866,376	$(869,034)	$-	$-		$411	(f)	-	$-

Invesco Private Prime Fund, 4.46%(e)	-	6,341	2,025,328	(2,031,694)	-	25		1,142	(f)	-	-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	8,999	2,891,704	(2,900,728)	-	25		1,553			-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $22,283,150)	100.70%	$40,258,210	$48,181,941	$(58,502,133)	$(3,131,971)	$(4,462,880	)(g)	$802,840			$22,029,425

OTHER ASSETS LESS LIABILITIES	(0.70)%										(152,102)

NET ASSETS	100.00%										$21,877,323

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	Effective February 28, 2022, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco International Small-Mid Company Fund	$1,136
Invesco U.S. Managed Volatility Fund	271,501

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2022

Invesco Peak Retirement™ 2035 Fund

Schedule of Investments in Affiliated Issuers–100.67%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	12/31/22	12/31/22

Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6(b)	-	$629,536	$237,971	$(702,032)	$(79,658)	$(79,595)	$9,674	-	$-

Invesco Macro Allocation Strategy Fund, Class R6(c)	-	430,682	70,373	(447,195)	21,209	(75,069)	-	-	-

Total Alternative Funds		1,060,218	308,344	(1,149,227)	(58,449)	(154,664)	9,674		-

Domestic Equity Funds–14.27%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	0.00%	1,433,670	690,556	(1,657,881)	(130,002)	(336,324)	-	1	19

Invesco Main Street Small Cap Fund, Class R6	0.00%	992,003	319,751	(1,136,653)	(157,648)	(17,439)	4,760	1	14

Invesco PureBetaSM MSCI USA ETF	-	1,503,774	1,584,294	(2,647,966)	(322,506)	(117,596)	30,425	-	-

Invesco Russell 1000® Dynamic Multifactor ETF	-	2,631,685	957,892	(3,172,159)	(534,305)	116,887	37,029	-	-

Invesco S&P SmallCap Low Volatility ETF	-	645,395	176,286	(746,388)	(155,110)	79,817	15,281	-	-

Invesco U.S. Managed Volatility Fund, Class R6	14.27%	3,842,374	1,564,449	(2,268,526)	(866,755)	85,127	57,189	194,835	2,152,958

Total Domestic Equity Funds		11,048,901	5,293,228	(11,629,573)	(2,166,326)	(189,528)	144,684		2,152,991

Fixed Income Funds–0.10%
Invesco Core Plus Bond Fund, Class R6	0.02%	643,001	227,992	(738,417)	9,417	(139,147)	22,986	312	2,846

Invesco Floating Rate ESG Fund, Class R6	0.03%	204,005	158,878	(331,745)	(7,079)	(19,174)	18,529	736	4,885

Invesco High Yield Bond Factor ETF(b)	-	644,373	219,913	(736,416)	2,535	(127,271)	35,565	-	-

Invesco Income Fund, Class R6	0.01%	307,053	116,959	(375,397)	(10,399)	(37,307)	12,295	133	909

Invesco Intermediate Bond Factor Fund, Class R6	0.04%	539,239	172,197	(609,781)	(900)	(94,507)	18,091	690	6,248

Invesco International Bond Fund, Class R6(b)	0.00%	310,686	140,214	(385,465)	5,297	(59,320)	1,830	171	734

Invesco Short Duration Inflation Protected Fund, Class R6	0.00%	305,491	96,463	(362,182)	(1,441)	(38,324)	24,180	1	7

Invesco Taxable Municipal Bond ETF	-	1,285,374	707,131	(1,634,044)	(7,145)	(351,316)	44,813	-	-

Invesco Variable Rate Investment Grade ETF	-	628,079	128,842	(745,985)	(13,885)	2,949	15,497	-	-

Total Fixed Income Funds		4,867,301	1,968,589	(5,919,432)	(23,600)	(863,417)	193,786		15,629

Foreign Equity Funds–0.00%
Invesco EQV Emerging Markets All Cap Fund, Class R6(d)	0.00%	1,172,252	387,117	(1,342,025)	129,393	(346,718)	10,075	1	19

Invesco Developing Markets Fund, Class R6	-	1,137,371	456,327	(1,316,813)	138,478	(415,363)	6,765	-	-

Invesco International Select Equity Fund, Class R6	0.00%	427,096	110,232	(428,920)	56,974	(165,376)	1,688	1	6

Invesco International Small-Mid Company Fund, Class R6	0.00%	421,070	211,189	(479,820)	(16,145)	(135,362)	1,391	1	29

Invesco PureBetaSM FTSE Developed ex-North America ETF	-	212,280	337,799	(487,465)	(23,247)	(39,367)	11,480	-	-

Invesco RAFI™ Strategic Developed ex-US ETF	-	630,201	216,071	(768,985)	(33,796)	(43,491)	20,746	-	-

Invesco S&P International Developed Low Volatility ETF	-	417,450	132,635	(473,959)	(23,711)	(52,415)	17,202	-	-

Total Foreign Equity Funds		4,417,720	1,851,370	(5,297,987)	227,946	(1,198,092)	69,347		54

Money Market Funds–86.30%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(e)	30.20%	106,048	8,474,254	(4,022,563)	-	-	4,571	4,557,739	4,557,739

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(e)	21.58%	80,014	6,053,038	(2,876,747)	(3)	(44)	3,451	3,255,281	3,256,258

Invesco Treasury Portfolio, Institutional Class, 4.20%(e)	34.52%	121,198	9,684,861	(4,597,215)	-	-	5,190	5,208,844	5,208,844

Total Money Market Funds		307,260	24,212,153	(11,496,525)	(3)	(44)	13,212		13,022,841

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $15,438,962)	100.67%	21,701,400	33,633,684	(35,492,744)	(2,020,432)	(2,405,745)	430,703		15,191,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2022

Invesco Peak Retirement™ 2035 Fund (continued)

Schedule of Investments in Affiliated Issuers–100.67%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/22	12/31/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.28%(e)	-	$-	$2,018,168	$(2,018,168)	$-	$-		$214	(f)	-	$-

Invesco Private Prime Fund, 4.46%(e)	-	-	4,728,817	(4,728,781)	-	(36)		568	(f)		-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	-	6,746,985	(6,746,949)	-	(36)		782			-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $15,438,962)	100.67%	$21,701,400	$40,380,669	$(42,239,693)	$(2,020,432)	$(2,405,781	)(g)	$431,485			$15,191,515

OTHER ASSETS LESS LIABILITIES	(0.67)%										(100,485)

NET ASSETS	100.00%										$15,091,030

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	Effective February 28, 2022, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco International Small-Mid Company Fund	$903
Invesco U.S. Managed Volatility Fund	203,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2022

Invesco Peak Retirement™ 2040 Fund

Schedule of Investments in Affiliated Issuers–100.20%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	12/31/22	12/31/22

Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6(b)	-	$504,635	$169,154	$(536,957)	$(78,493)	$(53,226)	$7,881	-	$-

Invesco Macro Allocation Strategy Fund, Class R6(c)	-	-	101,523	(90,585)	-	(10,938)	-	-	-

Total Alternative Funds		504,635	270,677	(627,542)	(78,493)	(64,164)	7,881		-

Domestic Equity Funds–16.46%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	-	2,314,564	953,023	(2,528,284)	(113,016)	(626,287)	-	-	-

Invesco Main Street Small Cap Fund, Class R6	0.00%	1,405,895	436,859	(1,616,759)	(192,601)	(33,382)	6,107	1	12

Invesco PureBetaSM MSCI USA ETF	-	2,518,932	1,950,560	(3,807,650)	(487,194)	(174,648)	44,108	-	-

Invesco Russell 1000® Dynamic Multifactor ETF	-	3,410,082	1,031,148	(3,926,587)	(706,527)	191,884	43,991	-	-

Invesco S&P SmallCap Low Volatility ETF	-	746,189	180,723	(823,242)	(172,144)	68,474	19,472	-	-

Invesco U.S. Managed Volatility Fund, Class R6	16.46%	4,575,979	1,247,885	(1,931,959)	(1,003,384)	88,913	65,492	248,337	2,744,143

Total Domestic Equity Funds		14,971,641	5,800,198	(14,634,481)	(2,674,866)	(485,046)	179,170		2,744,155

Fixed Income Funds–0.06%
Invesco Core Plus Bond Fund, Class R6	0.01%	236,716	187,352	(357,531)	3,406	(68,504)	11,360	158	1,439

Invesco Floating Rate ESG Fund, Class R6	0.01%	-	53,957	(49,062)	-	(4,111)	2,867	118	784

Invesco High Yield Bond Factor ETF(b)	-	485,844	150,867	(538,845)	1,372	(96,858)	26,957	-	-

Invesco Income Fund, Class R6	0.00%	235,490	58,531	(257,760)	(16,113)	(19,448)	9,221	102	700

Invesco Intermediate Bond Factor Fund, Class R6	0.04%	616,955	112,168	(616,726)	(2,703)	(102,965)	19,295	743	6,729

Invesco International Bond Fund, Class R6(b)	0.00%	250,019	88,866	(288,508)	8,453	(50,170)	1,394	132	567

Invesco Short Duration Inflation Protected Fund, Class R6	0.00%	-	81,296	(73,384)	-	(7,905)	4,978	1	7

Invesco Taxable Municipal Bond ETF	-	1,251,557	482,388	(1,423,488)	(5,550)	(304,907)	38,373	-	-

Invesco Variable Rate Investment Grade ETF	-	635,346	122,138	(747,348)	(14,785)	4,649	14,056	-	-

Total Fixed Income Funds		3,711,927	1,337,563	(4,352,652)	(25,920)	(650,219)	128,501		10,226

Foreign Equity Funds–0.00%
Invesco EQV Emerging Markets All Cap Fund, Class R6(d)	-	1,472,347	372,177	(1,576,535)	166,170	(434,159)	12,754	-	-

Invesco Developing Markets Fund, Class R6	0.00%	1,481,885	344,863	(1,477,274)	180,634	(530,077)	8,640	1	31

Invesco International Select Equity Fund, Class R6	-	627,575	111,769	(589,255)	110,561	(260,650)	2,255	-	-

Invesco International Small-Mid Company Fund, Class R6	-	509,130	194,167	(522,838)	(32,594)	(146,807)	1,630	-	-

Invesco PureBetaSM FTSE Developed ex-North America ETF	-	750,491	310,448	(920,151)	(41,631)	(99,157)	22,135	-	-

Invesco RAFI™ Strategic Developed ex-US ETF	-	751,329	217,594	(889,412)	(62,731)	(16,780)	22,840	-	-

Invesco S&P International Developed Low Volatility ETF	-	490,770	125,454	(533,160)	(28,700)	(54,364)	19,553	-	-

Total Foreign Equity Funds		6,083,527	1,676,472	(6,508,625)	291,709	(1,541,994)	89,807		31

Money Market Funds–83.68%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(e)	29.29%	84,618	9,594,729	(4,796,365)	-	-	4,881	4,882,982	4,882,982

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(e)	20.92%	43,739	6,853,378	(3,409,257)	(2)	(22)	3,651	3,486,789	3,487,836

Invesco Treasury Portfolio, Institutional Class, 4.20%(e)	33.47%	96,706	10,965,405	(5,481,560)	-	-	5,543	5,580,551	5,580,551

Total Money Market Funds		225,063	27,413,512	(13,687,182)	(2)	(22)	14,075		13,951,369

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $16,994,586)	100.20%	25,496,793	36,498,422	(39,810,482)	(2,487,572)	(2,741,445)	419,434		16,705,781

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2022

Invesco Peak Retirement™ 2040 Fund (continued)

Schedule of Investments in Affiliated Issuers–100.20%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/22	12/31/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.28%(e)	-	$-	$1,050,651	$(1,050,651)	$-	$-		$625	(f)	-	$-

Invesco Private Prime Fund, 4.46%(e)	-	-	2,458,205	(2,458,238)	-	33		1,720	(f)	-	-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	-	3,508,856	(3,508,889)	-	33		2,345			-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $16,994,586)	100.20%	$25,496,793	$40,007,278	$(43,319,371)	$(2,487,572)	$(2,741,412	)(g)	$421,779			$16,705,781

OTHER ASSETS LESS LIABILITIES	(0.20)%										(33,548)

NET ASSETS	100.00%										$16,672,233

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	Effective February 28, 2022, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco International Small-Mid Company Fund	$1,058
Invesco U.S. Managed Volatility Fund	233,291

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2022

Invesco Peak Retirement™ 2045 Fund

Schedule of Investments in Affiliated Issuers–99.81%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	12/31/22	12/31/22

Alternative Funds–0.00%
Invesco Global Real Estate Income Fund, Class R6(b)	0.00%	$-	$46,841	$(37,087)	$-	$(9,365)	$598	1	$4

Domestic Equity Funds–15.40%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	0.00%	946,495	563,839	(1,180,539)	(84,514)	(245,265)	-	1	16

Invesco Main Street Small Cap Fund, Class R6	-	630,619	229,084	(749,447)	(130,036)	19,780	3,087	-	-

Invesco PureBetaSM MSCI USA ETF	-	1,250,754	1,204,936	(2,101,390)	(294,636)	(59,664)	23,954	-	-

Invesco Russell 1000® Dynamic Multifactor ETF	-	1,770,140	749,846	(2,247,572)	(403,881)	131,467	24,756	-	-

Invesco S&P SmallCap Low Volatility ETF	-	309,988	109,545	(375,603)	(81,303)	37,373	8,685	-	-

Invesco U.S. Managed Volatility Fund, Class R6	15.40%	1,767,488	796,954	(860,821)	(429,933)	47,516	28,191	110,477	1,220,786

Total Domestic Equity Funds		6,675,484	3,654,204	(7,515,372)	(1,424,303)	(68,793)	88,673		1,220,802

Fixed Income Funds–0.04%
Invesco Core Plus Bond Fund, Class R6	0.00%	-	24,812	(21,090)	-	(3,618)	704	11	104

Invesco High Yield Bond Factor ETF(b)	-	149,695	68,535	(186,745)	305	(31,021)	8,782	-	-

Invesco Income Fund, Class R6	0.00%	-	23,787	(20,923)	-	(2,803)	736	9	61

Invesco Intermediate Bond Factor Fund, Class R6	0.04%	260,448	87,457	(298,167)	(1,286)	(45,328)	8,809	345	3,124

Invesco International Bond Fund, Class R6(b)	0.00%	-	24,736	(20,970)	1	(3,106)	115	12	50

Invesco Taxable Municipal Bond ETF	-	412,461	216,472	(517,854)	(7,098)	(103,981)	13,957	-	-

Invesco Variable Rate Investment Grade ETF	-	198,626	60,633	(255,767)	(5,141)	1,649	5,053	-	-

Total Fixed Income Funds		1,021,230	506,432	(1,321,516)	(13,219)	(188,208)	38,156		3,339

Foreign Equity Funds–0.00%
Invesco EQV Emerging Markets All Cap Fund, Class R6(d)	-	653,355	262,991	(795,220)	69,446	(190,572)	6,130	-	-

Invesco Developing Markets Fund, Class R6	0.00%	645,975	295,479	(777,426)	77,130	(241,136)	4,348	1	22

Invesco International Select Equity Fund, Class R6	-	253,368	92,461	(280,651)	44,103	(109,281)	1,058	-	-

Invesco International Small-Mid Company Fund, Class R6	0.00%	198,838	130,398	(251,023)	(18,537)	(59,169)	739	1	27

Invesco PureBetaSM FTSE Developed ex-North America ETF	-	404,840	206,176	(526,481)	(27,422)	(57,113)	13,869	-	-

Invesco RAFI™ Strategic Developed ex-US ETF	-	312,751	122,030	(398,216)	(23,549)	(13,016)	10,059	-	-

Invesco S&P International Developed Low Volatility ETF	-	198,702	106,007	(264,949)	(15,857)	(23,903)	9,203	-	-

Total Foreign Equity Funds		2,667,829	1,215,542	(3,293,966)	105,314	(694,190)	45,406		49

Money Market Funds–84.37%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(e)	29.53%	50,583	4,574,830	(2,284,502)	-	-	2,168	2,340,911	2,340,911

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(e)	21.09%	36,647	3,267,736	(1,632,291)	6	(18)	1,622	1,671,578	1,672,080

Invesco Treasury Portfolio, Institutional Class, 4.20%(e)	33.75%	57,809	5,228,377	(2,610,859)	-	-	2,461	2,675,327	2,675,327

Total Money Market Funds		145,039	13,070,943	(6,527,652)	6	(18)	6,251		6,688,318

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $8,063,164)	99.81%	10,509,582	18,493,962	(18,695,593)	(1,332,202)	(960,574)	179,084		7,912,512

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2022

Invesco Peak Retirement™ 2045 Fund (continued)

Schedule of Investments in Affiliated Issuers–99.81%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/22	12/31/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.28%(e)	-	$-	$1,504,057	$(1,504,057)	$-	$-		$247	(f)	-	$-

Invesco Private Prime Fund, 4.46%(e)	-	-	3,674,267	(3,674,267)	-	-		657	(f)	-	-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	-	5,178,324	(5,178,324)	-	-		904			-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $8,063,164)	99.81%	$10,509,582	$23,672,286	$(23,873,917)	$(1,332,202)	$(960,574	)(g)	$179,988			$7,912,512

OTHER ASSETS LESS LIABILITIES	0.19%										15,241

NET ASSETS	100.00%										$7,927,753

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	Effective February 28, 2022, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco International Small-Mid Company Fund	$480
Invesco U.S. Managed Volatility Fund	100,418

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2022

Invesco Peak Retirement™ 2050 Fund

Schedule of Investments in Affiliated Issuers–99.81%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/22	12/31/22

Domestic Equity Funds–14.43%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	-	$1,504,027	$660,414	$(1,633,114)	$(103,836)	$(427,491)		$-		-	$-

Invesco Main Street Small Cap Fund, Class R6	-	1,156,101	291,796	(1,243,626)	(180,698)	(23,573)		5,630		-	-

Invesco PureBetaSM MSCI USA ETF	-	2,784,369	1,851,844	(3,923,720)	(609,262)	(103,231)		48,522		-	-

Invesco Russell 1000® Dynamic Multifactor ETF	-	3,526,641	926,287	(3,924,358)	(689,113)	160,543		47,235		-	-

Invesco S&P SmallCap Low Volatility ETF	-	639,665	152,327	(710,112)	(151,023)	69,143		16,432		-	-

Invesco U.S. Managed Volatility Fund, Class R6	14.43%	2,970,457	895,885	(1,112,613)	(718,593)	93,709		45,486		177,991	1,966,823

Total Domestic Equity Funds		12,581,260	4,778,553	(12,547,543)	(2,452,525)	(230,900)		163,305			1,966,823

Fixed Income Funds–0.03%
Invesco High Yield Bond Factor ETF(c)	-	-	60,265	(50,831)	-	(9,201)		2,683		-	-

Invesco Intermediate Bond Factor Fund, Class R6	0.03%	362,234	105,257	(397,822)	(1,548)	(63,677)		12,422		491	4,444

Invesco Taxable Municipal Bond ETF	-	362,197	228,330	(484,693)	(8,787)	(97,047)		13,227		-	-

Invesco Variable Rate Investment Grade ETF	-	180,532	45,865	(223,048)	(5,136)	1,787		4,813		-	-

Total Fixed Income Funds		904,963	439,717	(1,156,394)	(15,471)	(168,138)		33,145			4,444

Foreign Equity Funds–0.00%
Invesco EQV Emerging Markets All Cap Fund, Class R6(d)	0.00%	1,205,045	300,887	(1,285,143)	138,512	(359,280)		11,364		1	21

Invesco Developing Markets Fund, Class R6	-	1,200,482	360,873	(1,258,494)	162,203	(465,064)		7,726		-	-

Invesco International Select Equity Fund, Class R6	-	547,693	127,936	(542,713)	105,694	(238,610)		2,140		-	-

Invesco International Small-Mid Company Fund, Class R6	-	403,682	189,530	(440,853)	(30,540)	(120,886)		1,437		-	-

Invesco PureBetaSM FTSE Developed ex-North America ETF	-	743,859	377,499	(965,379)	(50,903)	(105,076)		24,584		-	-

Invesco RAFI™ Strategic Developed ex-US ETF	-	558,464	112,838	(611,258)	(43,434)	(16,610)		17,382		-	-

Invesco S&P International Developed Low Volatility ETF	-	361,813	85,692	(382,392)	(27,602)	(37,511)		15,261		-	-

Total Foreign Equity Funds		5,021,038	1,555,255	(5,486,232)	253,930	(1,343,037)		79,894			21

Money Market Funds–85.35%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(e)	29.87%	73,058	7,412,644	(3,412,770)	-	-		3,805		4,072,932	4,072,932

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(e)	21.34%	53,163	5,294,746	(2,438,655)	9	(20)		2,853		2,908,371	2,909,243

Invesco Treasury Portfolio, Institutional Class, 4.20%(e)	34.14%	83,494	8,471,594	(3,900,309)	-	-		4,321		4,654,779	4,654,779

Total Money Market Funds		209,715	21,178,984	(9,751,734)	9	(20)		10,979			11,636,954

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $13,828,733)	99.81%	18,716,976	27,952,509	(28,941,903)	(2,214,057)	(1,742,095)		287,323			13,608,242

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.28%(e)	-	23,637	730,397	(754,034)	-	-		623	(f)	-	-

Invesco Private Prime Fund, 4.46%(e)	-	55,153	1,725,371	(1,780,632)	5	103		1,698	(f)	-	-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	78,790	2,455,768	(2,534,666)	5	103		2,321			-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $13,828,733)	99.81%	$18,795,766	$30,408,277	$(31,476,569)	$(2,214,052)	$(1,741,992	)(g)	$289,644			$13,608,242

OTHER ASSETS LESS LIABILITIES	0.19%										26,355

NET ASSETS	100.00%										$13,634,597

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2022

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(d)	Effective February 28, 2022, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco International Small-Mid Company Fund	$933
Invesco U.S. Managed Volatility Fund	162,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2022

Invesco Peak Retirement™ 2055 Fund

Schedule of Investments in Affiliated Issuers–100.24%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/22	12/31/22

Domestic Equity Funds–12.29%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	-	$477,566	$298,289	$(603,105)	$(54,526)	$(118,224)		$-		-	$-

Invesco Main Street Small Cap Fund, Class R6	-	374,943	166,545	(475,163)	(73,124)	6,799		2,213		-	-

Invesco PureBetaSM MSCI USA ETF	-	901,330	809,617	(1,452,466)	(225,783)	(32,698)		18,234		-	-

Invesco Russell 1000® Dynamic Multifactor ETF	-	1,140,598	495,386	(1,452,728)	(250,995)	67,739		17,733		-	-

Invesco S&P SmallCap Low Volatility ETF	-	207,839	74,625	(252,170)	(54,720)	24,426		6,100		-	-

Invesco U.S. Managed Volatility Fund, Class R6	12.29%	959,066	477,126	(479,520)	(234,783)	19,937		17,907		61,356	678,036

Total Domestic Equity Funds		4,061,342	2,321,588	(4,715,152)	(893,931)	(32,021)		62,187			678,036

Fixed Income Funds–0.03%
Invesco Intermediate Bond Factor Fund, Class R6	0.03%	119,752	43,855	(140,822)	(391)	(20,722)		4,308		185	1,672

Invesco Taxable Municipal Bond ETF	-	116,975	53,142	(140,245)	(2,430)	(27,442)		3,866		-	-

Invesco Variable Rate Investment Grade ETF	-	56,084	8,177	(63,363)	(1,453)	555		1,421		-	-

Total Fixed Income Funds		292,811	105,174	(344,430)	(4,274)	(47,609)		9,595			1,672

Foreign Equity Funds–0.00%
Invesco EQV Emerging Markets All Cap Fund, Class R6(c)	-	385,532	182,591	(496,423)	40,969	(112,669)		4,753		-	-

Invesco Developing Markets Fund, Class R6	-	388,876	208,651	(498,639)	42,942	(141,830)		3,196		-	-

Invesco International Select Equity Fund, Class R6	0.00%	179,510	85,061	(218,632)	21,135	(67,068)		898		1	6

Invesco International Small-Mid Company Fund, Class R6	-	132,839	90,275	(170,931)	(13,868)	(37,945)		569		-	-

Invesco PureBetaSM FTSE Developed ex-North America ETF	-	235,286	176,755	(359,965)	(24,273)	(27,803)		8,981		-	-

Invesco RAFI™ Strategic Developed ex-US ETF	-	177,978	78,951	(235,932)	(19,119)	(1,878)		6,079		-	-

Invesco S&P International Developed Low Volatility ETF	-	119,413	48,904	(144,662)	(10,054)	(13,601)		5,458		-	-

Total Foreign Equity Funds		1,619,434	871,188	(2,125,184)	37,732	(402,794)		29,934			6

Money Market Funds–87.92%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(d)	30.77%	33,196	2,960,549	(1,295,306)	-	-		1,622		1,698,439	1,698,439

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(d)	21.98%	23,712	2,114,676	(925,211)	2	(6)		1,215		1,212,810	1,213,173

Invesco Treasury Portfolio, Institutional Class, 4.20%(d)	35.17%	37,939	3,383,484	(1,480,350)	-	-		1,843		1,941,073	1,941,073

Total Money Market Funds		94,847	8,458,709	(3,700,867)	2	(6)		4,680			4,852,685

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $5,618,285)	100.24%	6,068,434	11,756,659	(10,885,633)	(860,471)	(482,430)		106,396			5,532,399

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.28%(d)	-	-	1,327,175	(1,327,175)	-	-		78	(e)	-	-

Invesco Private Prime Fund, 4.46%(d)	-	-	3,278,531	(3,278,632)	-	101		211	(e)	-	-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	-	4,605,706	(4,605,807)	-	101		289			-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $5,618,285)	100.24%	$6,068,434	$16,362,365	$(15,491,440)	$(860,471)	$(482,329	)(f)	$106,685			$5,532,399

OTHER ASSETS LESS LIABILITIES	(0.24)%										(13,180)

NET ASSETS	100.00%										$5,519,219

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2022

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	Effective February 28, 2022, the underlying fund’s name changed.
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco International Small-Mid Company Fund	$370
Invesco U.S. Managed Volatility Fund	63,790

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2022

Invesco Peak Retirement™ 2060 Fund

Schedule of Investments in Affiliated Issuers–100.05%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/22	12/31/22

Domestic Equity Funds–13.36%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	-	$653,657	$281,875	$(711,785)	$(64,761)	$(158,986)		$-		-	$-

Invesco Main Street Small Cap Fund, Class R6	-	501,079	111,822	(525,840)	(110,820)	23,759		2,391		-	-

Invesco PureBetaSM MSCI USA ETF	-	1,197,089	813,842	(1,687,152)	(313,061)	(10,718)		21,885		-	-

Invesco Russell 1000® Dynamic Multifactor ETF	-	1,504,217	404,037	(1,668,399)	(364,691)	124,836		20,876		-	-

Invesco S&P SmallCap Low Volatility ETF	-	274,150	72,825	(308,490)	(80,097)	41,612		7,278		-	-

Invesco U.S. Managed Volatility Fund, Class R6	13.36%	1,271,352	387,794	(445,325)	(305,248)	38,583		19,537		79,417	877,564

Total Domestic Equity Funds		5,401,544	2,072,195	(5,346,991)	(1,238,678)	59,086		71,967			877,564

Fixed Income Funds–0.03%
Invesco Intermediate Bond Factor Fund, Class R6	0.03%	151,843	44,227	(167,504)	(642)	(26,039)		5,134		208	1,885

Invesco Taxable Municipal Bond ETF	-	151,781	50,429	(164,111)	(3,393)	(34,706)		4,778		-	-

Invesco Variable Rate Investment Grade ETF	-	75,857	7,301	(81,971)	(750)	(437)		1,734		-	-

Total Fixed Income Funds		379,481	101,957	(413,586)	(4,785)	(61,182)		11,646			1,885

Foreign Equity Funds–0.00%
Invesco EQV Emerging Markets All Cap Fund, Class R6(c)	-	518,140	130,835	(554,860)	49,717	(143,832)		4,872		-	-

Invesco Developing Markets Fund, Class R6	-	513,027	160,246	(542,695)	51,431	(182,009)		3,313		-	-

Invesco International Select Equity Fund, Class R6	0.00%	238,843	57,420	(236,719)	34,660	(94,195)		944		1	9

Invesco International Small-Mid Company Fund, Class R6	0.00%	169,327	94,053	(198,691)	(18,586)	(45,676)		606		1	34

Invesco PureBetaSM FTSE Developed ex-North America ETF	-	310,760	164,597	(408,916)	(30,188)	(36,253)		10,884		-	-

Invesco RAFI™ Strategic Developed ex-US ETF	-	237,709	60,445	(271,381)	(30,418)	3,645		7,341		-	-

Invesco S&P International Developed Low Volatility ETF	-	151,652	51,214	(174,968)	(12,678)	(15,220)		6,431		-	-

Total Foreign Equity Funds		2,139,458	718,810	(2,388,230)	43,938	(513,540)		34,391			43

Money Market Funds–86.66%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(d)	30.30%	36,215	3,105,202	(1,151,453)	-	-		1,856		1,989,964	1,989,964

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(d)	21.73%	23,461	2,218,000	(814,014)	3	(10)		1,489		1,427,012	1,427,440

Invesco Treasury Portfolio, Institutional Class, 4.20%(d)	34.63%	41,389	3,548,802	(1,315,947)	-	-		2,107		2,274,244	2,274,244

Total Money Market Funds		101,065	8,872,004	(3,281,414)	3	(10)		5,452			5,691,648

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $6,667,411)	100.05%	8,021,548	11,764,966	(11,430,221)	(1,199,522)	(515,646)		123,456			6,571,140

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.28%(d)	-	-	942,838	(942,838)	-	-		38	(e)	-

Invesco Private Prime Fund, 4.46%(d)	-	-	2,249,956	(2,249,956)	-	-		101	(e)	-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	-	3,192,794	(3,192,794)	-	-		139			-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $6,667,411)	100.05%	$8,021,548	$14,957,760	$(14,623,015)	$(1,199,522)	$(515,646	)(f)	$123,595			$6,571,140

OTHER ASSETS LESS LIABILITIES	(0.05)%										(3,071)

NET ASSETS	100.00%										$6,568,069

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2022

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	Effective February 28, 2022, the underlying fund’s name changed.
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco International Small-Mid Company Fund	$393
Invesco U.S. Managed Volatility Fund	69,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68	Invesco Peak Retirement™ Funds

Schedule of Investments

December 31, 2022

Invesco Peak Retirement™ 2065 Fund

Schedule of Investments in Affiliated Issuers–102.17%(a)

	%of Net Assets 12/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 12/31/22	Value 12/31/22

Domestic Equity Funds–13.95%
Invesco Discovery Mid Cap Growth Fund, Class R6(b)	0.00%	$468,662	$272,630	$(566,655)	$(47,319)	$(127,294)		$-		1	$24

Invesco Main Street Small Cap Fund, Class R6	0.00%	366,309	160,785	(455,518)	(70,229)	(1,333)		1,967		1	14

Invesco PureBetaSM MSCI USA ETF	-	880,586	836,761	(1,455,829)	(223,991)	(37,527)		17,710		-	-

Invesco Russell 1000® Dynamic Multifactor ETF	-	1,114,386	475,324	(1,404,610)	(242,782)	57,682		16,819		-	-

Invesco S&P SmallCap Low Volatility ETF	-	205,547	81,989	(257,235)	(53,949)	23,648		5,982		-	-

Invesco U.S. Managed Volatility Fund, Class R6	13.95%	936,993	487,944	(452,694)	(238,927)	24,482		15,915		63,447	701,104

Total Domestic Equity Funds		3,972,483	2,315,433	(4,592,541)	(877,197)	(60,342)		58,393			701,142

Fixed Income Funds–0.03%
Invesco Intermediate Bond Factor Fund, Class R6	0.03%	117,773	42,458	(137,066)	(467)	(21,193)		4,101		166	1,505

Invesco Taxable Municipal Bond ETF	-	117,404	46,708	(133,746)	(2,484)	(27,882)		3,804		-	-

Invesco Variable Rate Investment Grade ETF	-	58,716	17,321	(74,987)	(528)	(522)		1,439		-	-

Total Fixed Income Funds		293,893	106,487	(345,799)	(3,479)	(49,597)		9,344			1,505

Foreign Equity Funds–0.00%
Invesco EQV Emerging Markets All Cap Fund, Class R6(c)	0.00%	381,932	185,991	(491,866)	38,590	(114,622)		4,224		1	25

Invesco Developing Markets Fund, Class R6	0.00%	382,309	211,543	(491,059)	43,656	(146,428)		2,841		1	21

Invesco International Select Equity Fund, Class R6	0.00%	176,022	67,921	(197,783)	26,280	(72,435)		798		1	5

Invesco International Small-Mid Company Fund, Class R6	0.00%	132,031	94,062	(173,577)	(13,166)	(38,994)		506		1	28

Invesco PureBetaSM FTSE Developed ex-North America ETF	-	234,640	154,197	(333,986)	(23,171)	(31,680)		8,995		-	-

Invesco RAFI™ Strategic Developed ex-US ETF	-	176,159	69,570	(224,539)	(17,871)	(3,319)		6,047		-	-

Invesco S&P International Developed Low Volatility ETF	-	117,466	46,575	(141,116)	(9,780)	(13,145)		5,234		-	-

Total Foreign Equity Funds		1,600,559	829,859	(2,053,926)	44,538	(420,623)		28,645			79

Money Market Funds–88.19%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(d)	30.86%	-	2,778,540	(1,228,294)	-	-		1,442		1,550,246	1,550,246

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(d)	22.07%	9,691	1,984,672	(885,309)	2	(14)		1,138		1,108,709	1,109,042

Invesco Treasury Portfolio, Institutional Class, 4.20%(d)	35.26%	-	3,175,475	(1,403,766)	-	-		1,639		1,771,709	1,771,709

Total Money Market Funds		9,691	7,938,687	(3,517,369)	2	(14)		4,219			4,430,997

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $5,231,918)	102.17%	5,876,626	11,190,466	(10,509,635)	(836,136)	(530,576)		100,601			5,133,723

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.28%(d)	-	-	466,348	(466,348)	-	-		4	(e)	-	-

Invesco Private Prime Fund, 4.46%(d)	-	-	1,088,121	(1,088,121)	-	-		10	(e)	-	-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	-	1,554,469	(1,554,469)	-	-		14			-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $5,231,918)	102.17%	$5,876,626	$12,744,935	$(12,064,104)	$(836,136)	$(530,576	)(f)	$100,615			$5,133,723

OTHER ASSETS LESS LIABILITIES	(2.17)%										(109,206)

NET ASSETS	100.00%										$5,024,517

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69	Invesco Peak Retirement™ Funds

Schedule of Investments–(continued)

December 31, 2022

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security.
(c)	Effective February 28, 2022, the underlying fund’s name changed.
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statements of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco International Small-Mid Company Fund	$328
Invesco U.S. Managed Volatility Fund	56,694

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70	Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities

December 31, 2022

	Invesco Peak Retirement™ Destination Fund	Invesco Peak Retirement™ 2010 Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund

Assets:

Investments in affiliated underlying funds, at value	$3,338,819	$374,945	$950,463	$5,719,315	$8,999,358	$22,029,425

Cash	347	-	-	-	5	-

Receivable for:
Fund expenses absorbed	-	10,700	-	-	-	-

Fund shares sold	91	-	-	1,215	35,947	17,133

Dividends - affiliated underlying funds	12,096	1,253	3,211	20,042	27,595	32,790

Investment for trustee deferred compensation and retirement plans	17,115	7,810	17,103	17,141	17,191	17,243

Other assets	54,564	27,479	53,761	54,014	54,586	58,479

Total assets	3,423,032	422,187	1,024,538	5,811,727	9,134,682	22,155,070

Liabilities:

Payable for:
Investments purchased - affiliated underlying funds	10,123	1,107	2,709	17,199	23,336	20,498

Fund shares reacquired	162,505	-	713	27,405	91,022	131,359

Amount due custodian	-	-	-	-	-	58,507

Accrued fees to affiliates	22,247	295	18,810	29,747	3,958	11,541

Accrued trustees’ and officers’ fees and benefits	3,318	3,756	3,229	2,744	2,753	2,761

Accrued other operating expenses	33,116	34,595	33,055	32,772	35,625	35,838

Trustee deferred compensation and retirement plans	17,115	7,810	17,103	17,141	17,191	17,243

Total liabilities	248,424	47,563	75,619	127,008	173,885	277,747

Net assets applicable to shares outstanding	$3,174,608	$374,624	$948,919	$5,684,719	$8,960,797	$21,877,323

Net assets consist of:

Shares of beneficial interest	$3,704,314	$467,427	$1,120,693	$6,960,420	$11,728,469	$26,510,946

Distributable earnings (loss)	(529,706)	(92,803)	(171,774)	(1,275,701)	(2,767,672)	(4,633,623)

	$3,174,608	$374,624	$948,919	$5,684,719	$8,960,797	$21,877,323

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71	Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities–(continued)

December 31, 2022

	Invesco Peak Retirement™ Destination Fund	Invesco Peak Retirement™ 2010 Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund

Net Assets:

Class A	$2,643,088	$100,436	$372,446	$3,925,026	$5,997,781	$14,487,073

Class C	$24,203	$8,498	$10,710	$476,053	$1,359,022	$3,143,068

Class R	$212,842	$36,946	$166,278	$1,084,380	$1,385,987	$4,094,062

Class Y	$36,453	$8,479	$36,327	$92,509	$199,645	$134,511

Class R5	$91,119	$8,480	$90,802	$94,774	$9,494	$9,623

Class R6	$166,903	$211,785	$272,356	$11,977	$8,868	$8,986

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	290,522	11,837	41,098	416,370	630,865	1,477,904

Class C	2,660	1,001	1,177	50,347	144,111	322,978

Class R	23,349	4,350	18,376	115,155	145,991	419,002

Class Y	4,001	1,001	4,001	9,767	20,953	13,670

Class R5	10,001	1,001	10,001	10,001	997	978

Class R6	18,319	25,001	30,001	1,264	931	913

Class A:
Net asset value per share	$9.10	$8.48	$9.06	$9.43	$9.51	$9.80

Maximum offering price per share (Net asset value ÷ 94.50%)	$9.63	$8.97	$9.59	$9.98	$10.06	$10.37

Class C:
Net asset value and offering price per share	$9.10	$8.49	$9.10	$9.46	$9.43	$9.73

Class R:
Net asset value and offering price per share	$9.12	$8.49	$9.05	$9.42	$9.49	$9.77

Class Y:
Net asset value and offering price per share	$9.11	$8.47	$9.08	$9.47	$9.53	$9.84

Class R5:
Net asset value and offering price per share	$9.11	$8.47	$9.08	$9.48	$9.52	$9.84

Class R6:
Net asset value and offering price per share	$9.11	$8.47	$9.08	$9.48	$9.53	$9.84

Cost of Investments in affiliated underlying funds	$3,338,823	$374,942	$950,462	$5,756,592	$9,077,665	$22,283,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72	Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities-(continued)

December 31, 2022

	Invesco Peak Retirement™ 2035 Fund	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund

Assets:

Investments in affiliated underlying funds, at value	$15,191,515	$16,705,781	$7,912,512	$13,608,242	$5,532,399	$6,571,140

Cash	-	1,262	557	1,372	-	130

Receivable for:
Fund expenses absorbed	-	-	-	-	-	-

Fund shares sold	33,425	35,142	35,565	67,271	27,372	28,445

Dividends - affiliated underlying funds	23,606	18,903	6,998	11,137	4,683	5,536

Investment for trustee deferred compensation and retirement plans	17,174	17,184	17,138	17,162	17,119	17,125

Other assets	56,267	56,166	54,511	54,558	54,043	54,274

Total assets	15,321,987	16,834,438	8,027,281	13,759,742	5,635,616	6,676,650

Liabilities:

Payable for:
Investments purchased - affiliated underlying funds	15,604	10,201	3,319	4,442	1,664	1,876

Fund shares reacquired	92,708	87,726	7,488	56,591	17,643	23,607

Amount due custodian	60,245	-	-	-	16,820	-

Accrued fees to affiliates	6,983	8,532	35,777	8,858	26,778	28,170

Accrued trustees’ and officers’ fees and benefits	2,746	2,750	2,735	2,737	2,731	2,733

Accrued other operating expenses	35,497	35,812	33,071	35,355	33,642	35,070

Trustee deferred compensation and retirement plans	17,174	17,184	17,138	17,162	17,119	17,125

Total liabilities	230,957	162,205	99,528	125,145	116,397	108,581

Net assets applicable to shares outstanding	$15,091,030	$16,672,233	$7,927,753	$13,634,597	$5,519,219	$6,568,069

Net assets consist of:

Shares of beneficial interest	$17,693,095	$19,702,357	$9,035,579	$15,641,649	$6,092,164	$7,190,155

Distributable earnings (loss)	(2,602,065)	(3,030,124)	(1,107,826)	(2,007,052)	(572,945)	(622,086)

	$15,091,030	$16,672,233	$7,927,753	$13,634,597	$5,519,219	$6,568,069

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73	Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities–(continued)

December 31, 2022

	Invesco Peak Retirement™ 2035 Fund	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund

Net Assets:

Class A	$7,631,470	$10,692,332	$4,185,449	$7,903,398	$2,979,407	$3,682,097

Class C	$2,763,215	$2,171,402	$1,203,920	$1,905,119	$714,587	$575,089

Class R	$3,982,524	$3,077,212	$2,362,602	$3,579,640	$1,382,232	$1,816,286

Class Y	$695,392	$713,069	$53,022	$18,356	$61,777	$128,555

Class R5	$9,573	$9,479	$21,669	$104,342	$104,590	$105,868

Class R6	$8,856	$8,739	$101,091	$123,742	$276,626	$260,174

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	756,847	1,061,576	428,409	760,720	285,840	349,296

Class C	276,773	217,382	124,875	185,603	69,354	55,164

Class R	396,661	307,009	243,017	346,991	133,341	173,122

Class Y	68,704	70,510	5,410	1,759	5,915	12,143

Class R5	946	938	2,209	10,001	10,001	10,001

Class R6	875	864	10,314	11,859	26,455	24,582

Class A:
Net asset value per share	$10.08	$10.07	$9.77	$10.39	$10.42	$10.54

Maximum offering price per share (Net asset value ÷ 94.50%)	$10.67	$10.66	$10.34	$10.99	$11.03	$11.15

Class C:
Net asset value and offering price per share	$9.98	$9.99	$9.64	$10.26	$10.30	$10.43

Class R:
Net asset value and offering price per share	$10.04	$10.02	$9.72	$10.32	$10.37	$10.49

Class Y:
Net asset value and offering price per share	$10.12	$10.11	$9.80	$10.44	$10.44	$10.59

Class R5:
Net asset value and offering price per share	$10.12	$10.11	$9.81	$10.43	$10.46	$10.59

Class R6:
Net asset value and offering price per share	$10.12	$10.11	$9.80	$10.43	$10.46	$10.58

Cost of Investments in affiliated underlying funds	$15,438,962	$16,994,586	$8,063,164	$13,828,733	$5,618,285	$6,667,411

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74	Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities–(continued)

December 31, 2022

Invesco Peak Retirement™ 2065 Fund

Assets:

Investments in affiliated underlying funds, at value	$5,133,723

Cash	1,172

Receivable for:
Fund shares sold	13,521

Dividends - affiliated underlying funds	4,272

Investment for trustee deferred compensation and retirement plans	17,118

Other assets	55,917

Total assets	5,225,723

Liabilities:

Payable for:
Investments purchased - affiliated underlying funds	1,502

Fund shares reacquired	119,108

Accrued fees to affiliates	26,658

Accrued trustees’ and officers’ fees and benefits	3,326

Accrued other operating expenses	33,494

Trustee deferred compensation and retirement plans	17,118

Total liabilities	201,206

Net assets applicable to shares outstanding	$5,024,517

Net assets consist of:

Shares of beneficial interest	$5,651,491

Distributable earnings (loss)	(626,974)

$5,024,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75	Invesco Peak Retirement™ Funds

Statements of Assets and Liabilities–(continued)

December 31, 2022

Invesco Peak Retirement™ 2065 Fund

Net Assets:

Class A	$2,756,912

Class C	$639,323

Class R	$939,318

Class Y	$323,085

Class R5	$105,547

Class R6	$260,332

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	258,989

Class C	61,616

Class R	89,751

Class Y	30,613

Class R5	10,001

Class R6	24,671

Class A:
Net asset value per share	$10.64

Maximum offering price per share
(Net asset value ÷ 94.50%)	$11.26

Class C:
Net asset value and offering price per share	$10.38

Class R:
Net asset value and offering price per share	$10.47

Class Y:
Net asset value and offering price per share	$10.55

Class R5:
Net asset value and offering price per share	$10.55

Class R6:
Net asset value and offering price per share	$10.55

Cost of Investments in affiliated underlying funds	$5,231,918

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76	Invesco Peak Retirement™ Funds

Statements of Operations

For the year ended December 31, 2022

	Invesco Peak Retirement™ Destination Fund	Invesco Peak Retirement™ 2010 Fund	Invesco Peak Retirement™ 2015 Fund	Invesco Peak Retirement™ 2020 Fund	Invesco Peak Retirement™ 2025 Fund	Invesco Peak Retirement™ 2030 Fund

Investment income:

Dividends from affiliated underlying funds	$169,870	$20,743	$51,583	$299,159	$532,693	$801,287

Securities lending income	4,670	128	696	4,808	3,282	6,318

Total investment income	174,540	20,871	52,279	303,967	535,975	807,605

Expenses:

Administrative services fees	728	92	223	1,592	3,534	5,689

Custodian fees	15,801	14,825	15,369	15,616	19,996	20,003

Distribution fees:
Class A	10,185	653	1,941	17,702	40,817	60,282

Class C	951	328	1,438	12,335	28,193	49,603

Class R	1,257	188	808	8,781	14,775	38,174

Transfer agent fees – A, C, R and Y	3,284	–	1,322	10,158	19,148	45,098

Transfer agent fees – R5	35	3	34	50	3	3

Transfer agent fees – R6	64	63	102	7	3	2

Trustees’ and officers’ fees and benefits	16,925	18,013	16,750	15,916	15,466	16,039

Registration and filing fees	84,560	89,861	80,501	83,033	83,146	81,212

Reports to shareholders	9,151	(2,340)	9,653	9,875	10,593	11,045

Professional services fees	38,310	44,372	42,361	36,292	33,724	37,194

Other	6,822	4,933	6,875	7,055	7,785	14,964

Total expenses	188,073	170,991	177,377	218,412	277,183	379,308

Less: Expenses reimbursed and/or expense offset arrangement(s)	(173,023)	(169,317)	(172,183)	(173,172)	(181,613)	(212,886)

Net expenses	15,050	1,674	5,194	45,240	95,570	166,422

Net investment income	159,490	19,197	47,085	258,727	440,405	641,183

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Affiliated underlying fund shares	(468,148)	(85,675)	(152,431)	(1,212,579)	(2,827,209)	(4,735,517)

Capital gain distributions from affiliated underlying fund shares	–	–	–	27,285	108,158	272,637

	(468,148)	(85,675)	(152,431)	(1,185,294)	(2,719,051)	(4,462,880)
Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(254,550)	(2,624)	(76,297)	(633,731)	(1,678,487)	(3,131,971)

Net realized and unrealized gain (loss)	(722,698)	(88,299)	(228,728)	(1,819,025)	(4,397,538)	(7,594,851)

Net increase (decrease) in net assets resulting from operations	$(563,208)	$(69,102)	$(181,643)	$(1,560,298)	$(3,957,133)	$(6,953,668)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77	Invesco Peak Retirement™ Funds

Statements of Operations–(continued)

For the year ended December 31, 2022

	Invesco Peak Retirement™ 2035 Fund	Invesco Peak Retirement™ 2040 Fund	Invesco Peak Retirement™ 2045 Fund	Invesco Peak Retirement™ 2050 Fund	Invesco Peak Retirement™ 2055 Fund	Invesco Peak Retirement™ 2060 Fund

Investment income:

Dividends from affiliated underlying funds	$430,703	$419,434	$179,084	$287,323	$106,396	$123,456

Securities lending income	2,374	8,934	2,864	7,062	963	533

Total investment income	433,077	428,368	181,948	294,385	107,359	123,989

Expenses:

Administrative services fees	3,339	3,699	1,642	2,745	964	1,183

Custodian fees	19,703	19,832	16,281	19,333	15,997	15,802

Distribution fees:
Class A	29,656	36,354	13,865	25,929	8,618	10,712

Class C	37,283	28,387	19,906	27,771	9,605	7,265

Class R	26,237	30,237	14,926	22,808	7,718	11,350

Transfer agent fees – A, C, R and Y	29,669	41,203	24,589	45,978	22,374	23,924

Transfer agent fees – R5	3	3	7	46	41	42

Transfer agent fees – R6	3	3	35	54	108	102

Trustees’ and officers’ fees and benefits	15,570	15,918	16,308	15,880	16,285	16,299

Registration and filing fees	82,667	82,746	81,680	82,361	80,852	81,189

Reports to shareholders	9,933	11,232	10,367	11,322	10,775	10,872

Professional services fees	35,290	35,280	38,039	36,991	36,549	37,827

Other	8,108	7,881	7,788	8,630	7,135	8,876

Total expenses	297,461	312,775	245,433	299,848	217,021	225,443

Less: Expenses reimbursed and/or expense offset arrangement(s)	(193,290)	(200,892)	(188,042)	(208,773)	(185,435)	(187,856)

Net expenses	104,171	111,883	57,391	91,075	31,586	37,587

Net investment income	328,906	316,485	124,557	203,310	75,773	86,402

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Affiliated underlying fund shares	(2,610,395)	(2,975,761)	(1,061,472)	(1,904,947)	(546,489)	(585,631)

Capital gain distributions from affiliated underlying fund shares	204,614	234,349	100,898	162,955	64,160	69,985

	(2,405,781)	(2,741,412)	(960,574)	(1,741,992)	(482,329)	(515,646)
Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(2,020,432)	(2,487,572)	(1,332,202)	(2,214,052)	(860,471)	(1,199,522)

Net realized and unrealized gain (loss)	(4,426,213)	(5,228,984)	(2,292,776)	(3,956,044)	(1,342,800)	(1,715,168)

Net increase (decrease) in net assets resulting from operations	$(4,097,307)	$(4,912,499)	$(2,168,219)	$(3,752,734)	$(1,267,027)	$(1,628,766)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78	Invesco Peak Retirement™ Funds

Statements of Operations–(continued)

For the year ended December 31, 2022

Invesco Peak Retirement™ 2065 Fund

Investment income:

Dividends from affiliated underlying funds	$100,601

Securities lending income	197

Total investment income	100,798

Expenses:

Administrative services fees	953

Custodian fees	16,104

Distribution fees:
Class A	9,448

Class C	8,511

Class R	4,472

Transfer agent fees – A, C, R and Y	20,926

Transfer agent fees – R5	38

Transfer agent fees – R6	94

Trustees’ and officers’ fees and benefits	16,957

Registration and filing fees	81,457

Reports to shareholders	10,799

Professional services fees	36,625

Other	6,518

Total expenses	212,902

Less: Expenses reimbursed and/or expense offset arrangement(s)	(184,988)

Net expenses	27,914

Net investment income	72,884

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Affiliated underlying fund shares	(587,598)

Capital gain distributions from affiliated underlying fund shares	57,022

(530,576)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(836,136)

Net realized and unrealized gain (loss)	(1,366,712)

Net increase (decrease) in net assets resulting from operations	$(1,293,828)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79	Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets

For the years ended December 31, 2022 and 2021

	Invesco Peak Retirement™ Destination Fund		Invesco Peak Retirement™ 2010 Fund

	2022	2021	2022	2021[1]

Operations:

Net investment income	$159,490	$116,854	$19,197	$7,745

Net realized gain (loss)	(468,148)	99,323	(85,675)	1,021

Change in net unrealized appreciation (depreciation)	(254,550)	103,691	(2,624)	2,627

Net increase (decrease) in net assets resulting from operations	(563,208)	319,868	(69,102)	11,393

Distributions to shareholders from distributable earnings:

Class A	(161,790)	(122,091)	(6,407)	(3,991)

Class C	(2,595)	(4,689)	(1,232)	(293)

Class R	(11,176)	(4,481)	(2,258)	(147)

Class Y	(1,715)	(1,533)	(619)	(170)

Class R5	(4,288)	(3,830)	(619)	(170)

Class R6	(7,856)	(10,099)	(15,456)	(4,234)

Total distributions from distributable earnings	(189,420)	(146,723)	(26,591)	(9,005)

Return of capital:

Class A	(9,803)	–	(160)	–

Class C	(167)	–	(31)	–

Class R	(618)	–	(56)	–

Class Y	(102)	–	(15)	–

Class R5	(255)	–	(15)	–

Class R6	(466)	–	(385)	–

Total return of capital	(11,411)	–	(662)	–

Total distributions	(200,831)	(146,723)	(27,253)	(9,005)

Share transactions–net:

Class A	(985,867)	2,200,144	(111,328)	255,454

Class C	(139,281)	52,186	(10,209)	23,677

Class R	33,412	174,752	30,957	10,010

Class Y	–	–	–	10,010

Class R5	–	–	–	10,010

Class R6	–	(125,000)	–	250,010

Net increase (decrease) in net assets resulting from share transactions	(1,091,736)	2,302,082	(90,580)	559,171

Net increase (decrease) in net assets	(1,855,775)	2,475,227	(186,935)	561,559

Net assets:

Beginning of year	5,030,383	2,555,156	561,559	–

End of year	$3,174,608	$5,030,383	$374,624	$561,559

[1]	For the period April 30, 2021 (commencement date) through December 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80	Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the years ended December 31, 2022 and 2021

	Invesco Peak Retirement™ 2015 Fund		Invesco Peak Retirement™ 2020 Fund

	2022	2021	2022	2021

Operations:

Net investment income	$47,085	$37,375	$258,727	$191,194

Net realized gain (loss)	(152,431)	55,519	(1,185,294)	271,443

Change in net unrealized appreciation (depreciation)	(76,297)	19,689	(633,731)	337,450

Net increase (decrease) in net assets resulting from operations	(181,643)	112,583	(1,560,298)	800,087

Distributions to shareholders from distributable earnings:

Class A	(19,450)	(42,807)	(294,572)	(213,028)

Class C	(1,992)	(4,266)	(22,430)	(31,885)

Class R	(8,096)	(7,309)	(62,705)	(49,260)

Class Y	(2,162)	(2,263)	(5,948)	(3,278)

Class R5	(5,405)	(5,656)	(6,325)	(3,290)

Class R6	(16,213)	(16,965)	(799)	(415)

Total distributions from distributable earnings	(53,318)	(79,266)	(392,779)	(301,156)

Return of capital:

Class A	–	–	(4,041)	–

Class C	–	–	(288)	–

Class R	–	–	(848)	–

Class Y	–	–	(82)	–

Class R5	–	–	(88)	–

Class R6	–	–	(11)	–

Total return of capital	–	–	(5,358)	–

Total distributions	(53,318)	(79,266)	(398,137)	(301,156)

Share transactions–net:

Class A	(402,817)	354,103	(3,229,527)	5,145,005

Class C	(96,633)	79,853	(997,171)	687,349

Class R	32,135	33,255	(743,950)	992,508

Class Y	–	–	(2,605)	18,996

Class R5	–	–	–	–

Class R6	–	–	–	(342,261)

Net increase (decrease) in net assets resulting from share transactions	(467,315)	467,211	(4,973,253)	6,501,597

Net increase (decrease) in net assets	(702,276)	500,528	(6,931,688)	7,000,528

Net assets:

Beginning of year	1,651,195	1,150,667	12,616,407	5,615,879

End of year	$948,919	$1,651,195	$5,684,719	$12,616,407

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81	Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the years ended December 31, 2022 and 2021

	Invesco Peak Retirement™ 2025 Fund		Invesco Peak Retirement™ 2030 Fund

	2022	2021	2022	2021

Operations:

Net investment income	$440,405	$337,181	$641,183	$461,001

Net realized gain (loss)	(2,719,051)	600,088	(4,462,880)	1,024,157

Change in net unrealized appreciation (depreciation)	(1,678,487)	773,451	(3,131,971)	1,715,655

Net increase (decrease) in net assets resulting from operations	(3,957,133)	1,710,720	(6,953,668)	3,200,813

Distributions to shareholders from distributable earnings:

Class A	(439,439)	(583,246)	(724,908)	(685,743)

Class C	(84,068)	(68,321)	(113,639)	(113,045)

Class R	(105,299)	(78,006)	(184,165)	(195,139)

Class Y	(14,041)	(5,978)	(12,290)	(8,986)

Class R5	(673)	(400)	(492)	(354)

Class R6	(628)	(373)	(459)	(330)

Total distributions from distributable earnings	(644,148)	(736,324)	(1,035,953)	(1,003,597)

Share transactions–net:

Class A	(9,427,981)	8,885,404	(6,437,048)	10,496,539

Class C	(880,350)	620,530	(1,351,976)	3,261,560

Class R	(818,125)	1,274,847	(2,422,194)	5,212,127

Class Y	55,048	58,095	(132,705)	152,458

Class R5	–	(11,500)	–	(13,200)

Class R6	–	(241,000)	–	(247,800)

Net increase (decrease) in net assets resulting from share transactions	(11,071,408)	10,586,376	(10,343,923)	18,861,684

Net increase (decrease) in net assets	(15,672,689)	11,560,772	(18,333,544)	21,058,900

Net assets:

Beginning of year	24,633,486	13,072,714	40,210,867	19,151,967

End of year	$8,960,797	$24,633,486	$21,877,323	$40,210,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82	Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the years ended December 31, 2022 and 2021

	Invesco Peak Retirement™ 2035 Fund		Invesco Peak Retirement™ 2040 Fund

	2022	2021	2022	2021

Operations:

Net investment income	$328,906	$197,149	$316,485	$178,691

Net realized gain (loss)	(2,405,781)	568,961	(2,741,412)	859,336

Change in net unrealized appreciation (depreciation)	(2,020,432)	950,355	(2,487,572)	1,315,285

Net increase (decrease) in net assets resulting from operations	(4,097,307)	1,716,465	(4,912,499)	2,353,312

Distributions to shareholders from distributable earnings:

Class A	(327,371)	(238,266)	(498,841)	(380,303)

Class C	(98,450)	(57,018)	(77,076)	(61,528)

Class R	(160,039)	(87,421)	(138,374)	(152,803)

Class Y	(30,038)	(22,894)	(32,839)	(20,701)

Class R5	(434)	(279)	(456)	(341)

Class R6	(402)	(258)	(420)	(315)

Total distributions from distributable earnings	(616,734)	(406,136)	(748,006)	(615,991)

Share transactions–net:

Class A	(1,548,267)	6,842,713	(946,694)	9,845,398

Class C	(257,480)	1,297,132	(264,427)	1,690,961

Class R	201,084	2,778,093	(2,115,556)	3,635,819

Class Y	(123,426)	181,478	124,714	148,539

Class R5	–	(15,300)	–	(15,800)

Class R6	–	(255,600)	–	(259,627)

Net increase (decrease) in net assets resulting from share transactions	(1,728,089)	10,828,516	(3,201,963)	15,045,290

Net increase (decrease) in net assets	(6,442,130)	12,138,845	(8,862,468)	16,782,611

Net assets:

Beginning of year	21,533,160	9,394,315	25,534,701	8,752,090

End of year	$15,091,030	$21,533,160	$16,672,233	$25,534,701

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83	Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the years ended December 31, 2022 and 2021

	Invesco Peak Retirement™ 2045 Fund		Invesco Peak Retirement™ 2050 Fund

	2022	2021	2022	2021

Operations:

Net investment income	$124,557	$59,353	$203,310	$104,818

Net realized gain (loss)	(960,574)	798,815	(1,741,992)	632,926

Change in net unrealized appreciation (depreciation)	(1,332,202)	337,220	(2,214,052)	1,259,118

Net increase (decrease) in net assets resulting from operations	(2,168,219)	1,195,388	(3,752,734)	1,996,862

Distributions to shareholders from distributable earnings:

Class A	(206,124)	(302,919)	(410,377)	(130,266)

Class C	(58,755)	(109,043)	(80,706)	(20,742)

Class R	(103,795)	(146,818)	(173,511)	(50,988)

Class Y	(2,724)	(9,954)	(9,508)	(3,548)

Class R5	(1,165)	(1,836)	(5,724)	(2,009)

Class R6	(5,438)	(8,574)	(6,787)	(2,383)

Total distributions from distributable earnings	(378,001)	(579,144)	(686,613)	(209,936)

Share transactions–net:

Class A	68,517	1,504,835	191,190	6,370,678

Class C	(332,051)	868,924	(435,433)	1,613,084

Class R	422,885	1,056,939	(150,520)	3,198,334

Class Y	(104,901)	90,962	(186,513)	25,547

Class R6	–	(151,323)	–	(252,177)

Net increase (decrease) in net assets resulting from share transactions	54,450	3,370,337	(581,276)	10,955,466

Net increase (decrease) in net assets	(2,491,770)	3,986,581	(5,020,623)	12,742,392

Net assets:

Beginning of year	10,419,523	6,432,942	18,655,220	5,912,828

End of year	$7,927,753	$10,419,523	$13,634,597	$18,655,220

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84	Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the years ended December 31, 2022 and 2021

	Invesco Peak Retirement™ 2055 Fund		Invesco Peak Retirement™ 2060 Fund

	2022	2021	2022	2021

Operations:

Net investment income	$75,773	$33,473	$86,402	$48,523

Net realized gain (loss)	(482,329)	291,103	(515,646)	268,291

Change in net unrealized appreciation (depreciation)	(860,471)	316,026	(1,199,522)	568,481

Net increase (decrease) in net assets resulting from operations	(1,267,027)	640,602	(1,628,766)	885,295

Distributions to shareholders from distributable earnings:

Class A	(141,409)	(66,088)	(149,478)	(45,493)

Class C	(26,708)	(14,818)	(18,680)	(3,877)

Class R	(60,495)	(22,001)	(71,071)	(21,456)

Class Y	(3,120)	(1,616)	(5,572)	(2,068)

Class R5	(5,358)	(3,165)	(4,723)	(1,789)

Class R6	(14,166)	(8,355)	(11,610)	(4,398)

Total distributions from distributable earnings	(251,256)	(116,043)	(261,134)	(79,081)

Share transactions–net:

Class A	575,166	1,380,513	494,252	1,828,671

Class C	(51,354)	466,789	17,402	353,917

Class R	522,418	634,653	(8,912)	1,294,374

Class Y	(8,370)	24,729	4,445	50,517

Class R6	618	(50,468)	–	(75,705)

Net increase (decrease) in net assets resulting from share transactions	1,038,478	2,456,216	507,187	3,451,774

Net increase (decrease) in net assets	(479,805)	2,980,775	(1,382,713)	4,257,988

Net assets:

Beginning of year	5,999,024	3,018,249	7,950,782	3,692,794

End of year	$5,519,219	$5,999,024	$6,568,069	$7,950,782

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85	Invesco Peak Retirement™ Funds

Statements of Changes in Net Assets–(continued)

For the years ended December 31, 2022 and 2021

	Invesco Peak Retirement™ 2065 Fund

	2022	2021

Operations:

Net investment income	$72,884	$35,826

Net realized gain (loss)	(530,576)	282,443

Change in net unrealized appreciation (depreciation)	(836,136)	324,919

Net increase (decrease) in net assets resulting from operations	(1,293,828)	643,188

Distributions to shareholders from distributable earnings:

Class A	(136,459)	(75,209)

Class C	(25,468)	(14,232)

Class R	(45,560)	(13,144)

Class Y	(17,334)	(8,069)

Class R5	(5,570)	(3,303)

Class R6	(13,739)	(8,149)

Total distributions from distributable earnings	(244,130)	(122,106)

Share transactions–net:

Class A	169,929	1,672,785

Class C	(16,160)	507,429

Class R	470,083	302,528

Class Y	9,227	172,572

Class R6	–	(75,693)

Net increase (decrease) in net assets resulting from share transactions	633,079	2,579,621

Net increase (decrease) in net assets	(904,879)	3,100,703

Net assets:

Beginning of year	5,929,396	2,828,693

End of year	$5,024,517	$5,929,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86	Invesco Peak Retirement™ Funds

Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Peak Retirement™ Destination Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/22	$10.67	$0.33	$(1.47)	$(1.14)	$(0.33)	$(0.08)	$(0.02)	$(0.43)	$9.10	(10.77)%	$2,643	0.31%		3.96%		3.38%		41%
Year ended 12/31/21	10.14	0.29	0.60	0.89	(0.31)	(0.05)	–	(0.36)	10.67	8.84	4,286	0.30		3.73		2.77		48
Year ended 12/31/20	10.17	0.30	0.05	0.35	(0.37)	(0.01)	–	(0.38)	10.14	3.71	1,948	0.35		11.12		3.11		130
Year ended 12/31/19	9.27	0.40	0.93	1.33	(0.37)	(0.06)	–	(0.43)	10.17	14.50	486	0.37		21.66		3.97		30
Period ended 12/31/18(f)	10.00	0.34	(0.72)	(0.38)	(0.35)	–	–	(0.35)	9.27	(3.90)	38	0.37	(g)	52.02	(g)	3.47	(g)	4
Class C
Year ended 12/31/22	10.67	0.26	(1.47)	(1.21)	(0.26)	(0.08)	(0.02)	(0.36)	9.10	(11.44)	24	1.06		4.71		2.63		41
Year ended 12/31/21	10.14	0.21	0.60	0.81	(0.23)	(0.05)	–	(0.28)	10.67	8.08	180	1.05		4.48		2.02		48
Year ended 12/31/20	10.16	0.23	0.06	0.29	(0.30)	(0.01)	–	(0.31)	10.14	3.03	119	1.10		11.87		2.36		130
Year ended 12/31/19	9.27	0.32	0.92	1.24	(0.29)	(0.06)	–	(0.35)	10.16	13.53	93	1.12		22.41		3.22		30
Period ended 12/31/18(f)	10.00	0.26	(0.71)	(0.45)	(0.28)	–	–	(0.28)	9.27	(4.56)	9	1.12	(g)	52.77	(g)	2.72	(g)	4
Class R
Year ended 12/31/22	10.68	0.30	(1.45)	(1.15)	(0.31)	(0.08)	(0.02)	(0.41)	9.12	(10.88)	213	0.56		4.21		3.13		41
Year ended 12/31/21	10.14	0.27	0.59	0.86	(0.27)	(0.05)	–	(0.32)	10.68	8.63	219	0.55		3.98		2.52		48
Year ended 12/31/20	10.17	0.28	0.05	0.33	(0.35)	(0.01)	–	(0.36)	10.14	3.45	42	0.60		11.37		2.86		130
Year ended 12/31/19	9.27	0.37	0.93	1.30	(0.34)	(0.06)	–	(0.40)	10.17	14.21	10	0.62		21.91		3.72		30
Period ended 12/31/18(f)	10.00	0.31	(0.72)	(0.41)	(0.32)	–	–	(0.32)	9.27	(4.12)	9	0.62	(g)	52.27	(g)	3.22	(g)	4
Class Y
Year ended 12/31/22	10.67	0.35	(1.45)	(1.10)	(0.35)	(0.08)	(0.03)	(0.46)	9.11	(10.44)	36	0.06		3.71		3.63		41
Year ended 12/31/21	10.15	0.32	0.58	0.90	(0.33)	(0.05)	–	(0.38)	10.67	9.01	43	0.05		3.48		3.02		48
Year ended 12/31/20	10.17	0.32	0.06	0.38	(0.39)	(0.01)	–	(0.40)	10.15	4.07	41	0.10		10.87		3.36		130
Year ended 12/31/19	9.28	0.42	0.92	1.34	(0.39)	(0.06)	–	(0.45)	10.17	14.66	41	0.12		21.41		4.22		30
Period ended 12/31/18(f)	10.00	0.36	(0.71)	(0.35)	(0.37)	–	–	(0.37)	9.28	(3.57)	37	0.12	(g)	51.77	(g)	3.72	(g)	4
Class R5
Year ended 12/31/22	10.67	0.35	(1.45)	(1.10)	(0.35)	(0.08)	(0.03)	(0.46)	9.11	(10.44)	91	0.06		3.67		3.63		41
Year ended 12/31/21	10.15	0.32	0.58	0.90	(0.33)	(0.05)	–	(0.38)	10.67	9.01	107	0.05		3.39		3.02		48
Year ended 12/31/20	10.17	0.32	0.06	0.38	(0.39)	(0.01)	–	(0.40)	10.15	4.07	101	0.10		10.73		3.36		130
Year ended 12/31/19	9.28	0.42	0.92	1.34	(0.39)	(0.06)	–	(0.45)	10.17	14.66	102	0.12		21.26		4.22		30
Period ended 12/31/18(f)	10.00	0.36	(0.71)	(0.35)	(0.37)	–	–	(0.37)	9.28	(3.57)	93	0.12	(g)	51.22	(g)	3.72	(g)	4
Class R6
Year ended 12/31/22	10.67	0.35	(1.45)	(1.10)	(0.35)	(0.08)	(0.03)	(0.46)	9.11	(10.44)	167	0.06		3.67		3.63		41
Year ended 12/31/21	10.14	0.32	0.59	0.91	(0.33)	(0.05)	–	(0.38)	10.67	9.11	196	0.05		3.39		3.02		48
Year ended 12/31/20	10.17	0.32	0.05	0.37	(0.39)	(0.01)	–	(0.40)	10.14	3.97	304	0.10		10.73		3.45		130
Year ended 12/31/19	9.28	0.42	0.92	1.34	(0.39)	(0.06)	–	(0.45)	10.17	14.66	305	0.12		21.26		4.22		30
Period ended 12/31/18(f)	10.00	0.36	(0.71)	(0.35)	(0.37)	–	–	(0.37)	9.28	(3.57)	278	0.12	(g)	51.22	(g)	3.72	(g)	4

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.42%, 0.46%, 0.50%, 0.47% and 0.44% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2010 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/22	$10.13	$0.30	$(1.37)	$(1.07)	$(0.56)	$(0.01)	$(0.01)	$(0.58)	$8.48	(10.54)%	$100	0.34%		29.28%		3.23%		46%
Period ended 12/31/21(f)	10.00	0.19	0.10	0.29	(0.16)	–	–	(0.16)	10.13	2.94	254	0.35	(g)	55.68	(g)	2.86	(g)	2
Class C
Year ended 12/31/22	10.12	0.23	(1.37)	(1.14)	(0.47)	(0.01)	(0.01)	(0.49)	8.49	(11.25)	8	1.09		30.03		2.48		46
Period ended 12/31/21(f)	10.00	0.14	0.11	0.25	(0.13)	–	–	(0.13)	10.12	2.47	24	1.10	(g)	56.43	(g)	2.11	(g)	2
Class R
Year ended 12/31/22	10.13	0.27	(1.35)	(1.08)	(0.54)	(0.01)	(0.01)	(0.56)	8.49	(10.70)	37	0.59		29.53		2.98		46
Period ended 12/31/21(f)	10.00	0.18	0.10	0.28	(0.15)	–	–	(0.15)	10.13	2.78	10	0.60	(g)	55.93	(g)	2.61	(g)	2
Class Y
Year ended 12/31/22	10.15	0.33	(1.38)	(1.05)	(0.60)	(0.01)	(0.02)	(0.63)	8.47	(10.34)	8	0.09		29.03		3.48		46
Period ended 12/31/21(f)	10.00	0.21	0.11	0.32	(0.17)	–	–	(0.17)	10.15	3.21	10	0.10	(g)	55.43	(g)	3.11	(g)	2
Class R5
Year ended 12/31/22	10.15	0.33	(1.38)	(1.05)	(0.60)	(0.01)	(0.02)	(0.63)	8.47	(10.34)	8	0.09		29.06		3.48		46
Period ended 12/31/21(f)	10.00	0.21	0.11	0.32	(0.17)	–	–	(0.17)	10.15	3.21	10	0.10	(g)	54.32	(g)	3.11	(g)	2
Class R6
Year ended 12/31/22	10.15	0.33	(1.38)	(1.05)	(0.60)	(0.01)	(0.02)	(0.63)	8.47	(10.34)	212	0.09		29.06		3.48		46
Period ended 12/31/21(f)	10.00	0.21	0.11	0.32	(0.17)	–	–	(0.17)	10.15	3.21	254	0.10	(g)	54.32	(g)	3.11	(g)	2

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses, which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which they invest. Because the underlying funds have varied expenses and fee levels and the Funds may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Funds invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Funds’ total return. Estimated acquired fund fees from underlying funds were 0.42% and 0.39% for the year ended December 31, 2022 and 2021, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of April 30, 2021.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2015 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/22	$10.68	$0.31	$(1.43)	$(1.12)	$(0.47)	$(0.03)	$(0.50)	$9.06	(10.55)%	$372	0.32%		11.69%		3.13%		24%
Year ended 12/31/21	10.36	0.27	0.59	0.86	(0.30)	(0.24)	(0.54)	10.68	8.37	888	0.32		10.91		2.47		69
Year ended 12/31/20	10.30	0.31	0.05	0.36	(0.30)	(0.00)	(0.30)	10.36	3.53	520	0.36		18.52		3.13		75
Year ended 12/31/19	9.35	0.36	0.98	1.34	(0.33)	(0.06)	(0.39)	10.30	14.25	181	0.39		23.68		3.54		68
Period ended 12/31/18(f)	10.00	0.31	(0.68)	(0.37)	(0.28)	–	(0.28)	9.35	(3.73)	121	0.38	(g)	45.25	(g)	3.11	(g)	5
Class C
Year ended 12/31/22	10.63	0.23	(1.42)	(1.19)	(0.31)	(0.03)	(0.34)	9.10	(11.26)	11	1.07		12.44		2.38		24
Year ended 12/31/21	10.29	0.19	0.60	0.79	(0.21)	(0.24)	(0.45)	10.63	7.68	131	1.07		11.66		1.72		69
Year ended 12/31/20	10.28	0.23	0.05	0.28	(0.27)	(0.00)	(0.27)	10.29	2.81	50	1.11		19.27		2.38		75
Year ended 12/31/19	9.30	0.27	0.97	1.24	(0.20)	(0.06)	(0.26)	10.28	13.29	10	1.14		24.43		2.79		68
Period ended 12/31/18(f)	10.00	0.23	(0.67)	(0.44)	(0.26)	–	(0.26)	9.30	(4.42)	109	1.13	(g)	46.00	(g)	2.36	(g)	5
Class R
Year ended 12/31/22	10.66	0.28	(1.43)	(1.15)	(0.43)	(0.03)	(0.46)	9.05	(10.79)	166	0.57		11.94		2.88		24
Year ended 12/31/21	10.33	0.24	0.60	0.84	(0.27)	(0.24)	(0.51)	10.66	8.20	161	0.57		11.16		2.22		69
Year ended 12/31/20	10.28	0.29	0.05	0.34	(0.29)	(0.00)	(0.29)	10.33	3.37	123	0.61		18.77		2.88		75
Year ended 12/31/19	9.34	0.33	0.96	1.29	(0.29)	(0.06)	(0.35)	10.28	13.78	10	0.64		23.93		3.29		68
Period ended 12/31/18(f)	10.00	0.28	(0.67)	(0.39)	(0.27)	–	(0.27)	9.34	(3.90)	9	0.63	(g)	45.50	(g)	2.86	(g)	5
Class Y
Year ended 12/31/22	10.72	0.33	(1.43)	(1.10)	(0.51)	(0.03)	(0.54)	9.08	(10.28)	36	0.07		11.44		3.38		24
Year ended 12/31/21	10.39	0.30	0.60	0.90	(0.33)	(0.24)	(0.57)	10.72	8.68	43	0.07		10.66		2.72		69
Year ended 12/31/20	10.31	0.33	0.06	0.39	(0.31)	(0.00)	(0.31)	10.39	3.84	42	0.11		18.27		3.38		75
Year ended 12/31/19	9.37	0.38	0.97	1.35	(0.35)	(0.06)	(0.41)	10.31	14.35	41	0.14		23.43		3.79		68
Period ended 12/31/18(f)	10.00	0.33	(0.67)	(0.34)	(0.29)	–	(0.29)	9.37	(3.41)	37	0.13	(g)	45.00	(g)	3.36	(g)	5
Class R5
Year ended 12/31/22	10.72	0.33	(1.43)	(1.10)	(0.51)	(0.03)	(0.54)	9.08	(10.28)	91	0.07		11.35		3.38		24
Year ended 12/31/21	10.39	0.30	0.60	0.90	(0.33)	(0.24)	(0.57)	10.72	8.68	107	0.07		10.52		2.72		69
Year ended 12/31/20	10.31	0.33	0.06	0.39	(0.31)	(0.00)	(0.31)	10.39	3.84	104	0.11		18.09		3.38		75
Year ended 12/31/19	9.37	0.38	0.97	1.35	(0.35)	(0.06)	(0.41)	10.31	14.35	103	0.14		23.23		3.79		68
Period ended 12/31/18(f)	10.00	0.33	(0.67)	(0.34)	(0.29)	–	(0.29)	9.37	(3.41)	94	0.13	(g)	44.65	(g)	3.36	(g)	5
Class R6
Year ended 12/31/22	10.72	0.33	(1.43)	(1.10)	(0.51)	(0.03)	(0.54)	9.08	(10.28)	272	0.07		11.35		3.38		24
Year ended 12/31/21	10.39	0.30	0.60	0.90	(0.33)	(0.24)	(0.57)	10.72	8.68	322	0.07		10.52		2.72		69
Year ended 12/31/20	10.31	0.33	0.06	0.39	(0.31)	(0.00)	(0.31)	10.39	3.84	312	0.11		18.09		3.38		75
Year ended 12/31/19	9.37	0.38	0.97	1.35	(0.35)	(0.06)	(0.41)	10.31	14.35	309	0.14		23.23		3.79		68
Period ended 12/31/18(f)	10.00	0.33	(0.67)	(0.34)	(0.29)	–	(0.29)	9.37	(3.41)	281	0.13	(g)	44.65	(g)	3.36	(g)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.42%, 0.43%, 0.47%, 0.46% and 0.41% for the years ended December 31,2022, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2020 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/22	$11.48	$0.28	$(1.73)	$(1.45)	$(0.41)	$(0.18)	$(0.01)	$(0.60)	$9.43	(12.65)%	$3,925	0.31%		1.99%		2.64%		27%
Year ended 12/31/21	10.86	0.22	0.70	0.92	(0.24)	(0.06)	–	(0.30)	11.48	8.55	8,513	0.32		1.88		1.96		51
Year ended 12/31/20	10.35	0.25	0.48	0.73	(0.20)	(0.02)	–	(0.22)	10.86	7.12	3,105	0.38		6.05		2.46		78
Year ended 12/31/19	9.39	0.36	0.92	1.28	(0.23)	(0.09)	–	(0.32)	10.35	13.59	757	0.40		12.58		3.44		49
Period ended 12/31/18(f)	10.00	0.27	(0.62)	(0.35)	(0.25)	(0.01)	–	(0.26)	9.39	(3.52)	227	0.40	(g)	40.02	(g)	2.74	(g)	5
Class C
Year ended 12/31/22	11.41	0.20	(1.71)	(1.51)	(0.25)	(0.18)	(0.01)	(0.44)	9.46	(13.32)	476	1.06		2.74		1.89		27
Year ended 12/31/21	10.79	0.14	0.70	0.84	(0.16)	(0.06)	–	(0.22)	11.41	7.79	1,698	1.07		2.63		1.21		51
Year ended 12/31/20	10.30	0.17	0.49	0.66	(0.15)	(0.02)	–	(0.17)	10.79	6.47	919	1.13		6.80		1.71		78
Year ended 12/31/19	9.38	0.27	0.92	1.19	(0.18)	(0.09)	–	(0.27)	10.30	12.74	302	1.15		13.33		2.69		49
Period ended 12/31/18(f)	10.00	0.19	(0.62)	(0.43)	(0.18)	(0.01)	–	(0.19)	9.38	(4.27)	115	1.15	(g)	40.77	(g)	1.99	(g)	5
Class R
Year ended 12/31/22	11.44	0.25	(1.71)	(1.46)	(0.37)	(0.18)	(0.01)	(0.56)	9.42	(12.83)	1,084	0.56		2.24		2.39		27
Year ended 12/31/21	10.83	0.19	0.70	0.89	(0.22)	(0.06)	–	(0.28)	11.44	8.21	2,158	0.57		2.13		1.71		51
Year ended 12/31/20	10.33	0.22	0.49	0.71	(0.19)	(0.02)	–	(0.21)	10.83	6.88	1,063	0.63		6.30		2.21		78
Year ended 12/31/19	9.39	0.33	0.92	1.25	(0.22)	(0.09)	–	(0.31)	10.33	13.29	421	0.65		12.83		3.19		49
Period ended 12/31/18(f)	10.00	0.25	(0.62)	(0.37)	(0.23)	(0.01)	–	(0.24)	9.39	(3.75)	9	0.65	(g)	40.27	(g)	2.49	(g)	5
Class Y
Year ended 12/31/22	11.55	0.30	(1.74)	(1.44)	(0.45)	(0.18)	(0.01)	(0.64)	9.47	(12.50)	93	0.06		1.74		2.89		27
Year ended 12/31/21	10.92	0.25	0.71	0.96	(0.27)	(0.06)	–	(0.33)	11.55	8.82	117	0.07		1.63		2.21		51
Year ended 12/31/20	10.38	0.28	0.50	0.78	(0.22)	(0.02)	–	(0.24)	10.92	7.52	92	0.13		5.80		2.71		78
Year ended 12/31/19	9.41	0.38	0.92	1.30	(0.24)	(0.09)	–	(0.33)	10.38	13.79	42	0.15		12.33		3.69		49
Period ended 12/31/18(f)	10.00	0.30	(0.61)	(0.31)	(0.27)	(0.01)	–	(0.28)	9.41	(3.18)	38	0.15	(g)	39.77	(g)	2.99	(g)	5
Class R5
Year ended 12/31/22	11.55	0.30	(1.73)	(1.43)	(0.45)	(0.18)	(0.01)	(0.64)	9.48	(12.41)	95	0.06		1.69		2.89		27
Year ended 12/31/21	10.92	0.25	0.71	0.96	(0.27)	(0.06)	–	(0.33)	11.55	8.82	116	0.07		1.55		2.21		51
Year ended 12/31/20	10.38	0.28	0.50	0.78	(0.22)	(0.02)	–	(0.24)	10.92	7.52	109	0.13		5.68		2.71		78
Year ended 12/31/19	9.41	0.38	0.92	1.30	(0.24)	(0.09)	–	(0.33)	10.38	13.79	104	0.15		12.21		3.69		49
Period ended 12/31/18(f)	10.00	0.30	(0.61)	(0.31)	(0.27)	(0.01)	–	(0.28)	9.41	(3.18)	94	0.15	(g)	39.51	(g)	2.99	(g)	5
Class R6
Year ended 12/31/22	11.55	0.30	(1.73)	(1.43)	(0.45)	(0.18)	(0.01)	(0.64)	9.48	(12.41)	12	0.06		1.69		2.89		27
Year ended 12/31/21	10.92	0.25	0.71	0.96	(0.27)	(0.06)	–	(0.33)	11.55	8.82	15	0.07		1.55		2.21		51
Year ended 12/31/20	10.38	0.28	0.50	0.78	(0.22)	(0.02)	–	(0.24)	10.92	7.52	328	0.13		5.68		2.71		78
Year ended 12/31/19	9.41	0.38	0.92	1.30	(0.24)	(0.09)	–	(0.33)	10.38	13.79	311	0.15		12.21		3.69		49
Period ended 12/31/18(f)	10.00	0.30	(0.61)	(0.31)	(0.27)	(0.01)	–	(0.28)	9.41	(3.18)	282	0.15	(g)	39.51	(g)	2.99	(g)	5

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.42%, 0.44%, 0.46%, 0.44% and 0.41% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2025 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/22	$11.93	$0.22	$(2.02)	$(1.80)	$(0.33)	$(0.29)	$(0.62)	$9.51	(15.13)%	$5,998	0.31%		1.12%		2.09%		27%
Year ended 12/31/21	11.24	0.21	0.86	1.07	(0.25)	(0.13)	(0.38)	11.93	9.53	18,814	0.31		1.20		1.79		46
Year ended 12/31/20	10.46	0.25	0.79	1.04	(0.23)	(0.03)	(0.26)	11.24	9.91	9,224	0.37		2.27		2.34		81
Year ended 12/31/19	9.35	0.39	0.97	1.36	(0.19)	(0.06)	(0.25)	10.46	14.53	3,358	0.42		7.05		3.75		42
Period ended 12/31/18(f)	10.00	0.25	(0.68)	(0.43)	(0.22)	–	(0.22)	9.35	(4.24)	375	0.40	(g)	37.07	(g)	2.55	(g)	10
Class C
Year ended 12/31/22	11.78	0.14	(1.99)	(1.85)	(0.21)	(0.29)	(0.50)	9.43	(15.80)	1,359	1.06		1.87		1.34		27
Year ended 12/31/21	11.11	0.12	0.84	0.96	(0.16)	(0.13)	(0.29)	11.78	8.72	2,836	1.06		1.95		1.04		46
Year ended 12/31/20	10.37	0.16	0.79	0.95	(0.18)	(0.03)	(0.21)	11.11	9.16	2,068	1.12		3.02		1.59		81
Year ended 12/31/19	9.33	0.31	0.95	1.26	(0.16)	(0.06)	(0.22)	10.37	13.56	680	1.17		7.80		3.00		42
Period ended 12/31/18(f)	10.00	0.18	(0.67)	(0.49)	(0.18)	–	(0.18)	9.33	(4.92)	91	1.15	(g)	37.82	(g)	1.80	(g)	10
Class R
Year ended 12/31/22	11.89	0.19	(2.01)	(1.82)	(0.29)	(0.29)	(0.58)	9.49	(15.37)	1,386	0.56		1.37		1.84		27
Year ended 12/31/21	11.21	0.18	0.85	1.03	(0.22)	(0.13)	(0.35)	11.89	9.24	2,776	0.56		1.45		1.54		46
Year ended 12/31/20	10.44	0.22	0.79	1.01	(0.21)	(0.03)	(0.24)	11.21	9.67	1,405	0.62		2.52		2.09		81
Year ended 12/31/19	9.35	0.36	0.97	1.33	(0.18)	(0.06)	(0.24)	10.44	14.24	582	0.67		7.30		3.50		42
Period ended 12/31/18(f)	10.00	0.23	(0.67)	(0.44)	(0.21)	–	(0.21)	9.35	(4.41)	9	0.65	(g)	37.32	(g)	2.30	(g)	10
Class Y
Year ended 12/31/22	11.99	0.25	(2.03)	(1.78)	(0.39)	(0.29)	(0.68)	9.53	(14.94)	200	0.06		0.87		2.34		27
Year ended 12/31/21	11.29	0.24	0.86	1.10	(0.27)	(0.13)	(0.40)	11.99	9.80	184	0.06		0.95		2.04		46
Year ended 12/31/20	10.49	0.27	0.80	1.07	(0.24)	(0.03)	(0.27)	11.29	10.22	116	0.12		2.02		2.59		81
Year ended 12/31/19	9.37	0.42	0.96	1.38	(0.20)	(0.06)	(0.26)	10.49	14.70	58	0.17		6.80		4.00		42
Period ended 12/31/18(f)	10.00	0.28	(0.67)	(0.39)	(0.24)	–	(0.24)	9.37	(3.91)	37	0.15	(g)	36.82	(g)	2.80	(g)	10
Class R5
Year ended 12/31/22	11.97	0.25	(2.02)	(1.77)	(0.39)	(0.29)	(0.68)	9.52	(14.88)	9	0.06		0.81		2.34		27
Year ended 12/31/21	11.28	0.24	0.85	1.09	(0.27)	(0.13)	(0.40)	11.97	9.72	12	0.06		0.88		2.04		46
Year ended 12/31/20	10.49	0.27	0.79	1.06	(0.24)	(0.03)	(0.27)	11.28	10.13	22	0.12		1.89		2.59		81
Year ended 12/31/19	9.37	0.42	0.96	1.38	(0.20)	(0.06)	(0.26)	10.49	14.70	105	0.17		6.66		4.00		42
Period ended 12/31/18(f)	10.00	0.28	(0.67)	(0.39)	(0.24)	–	(0.24)	9.37	(3.91)	94	0.15	(g)	36.55	(g)	2.80	(g)	10
Class R6
Year ended 12/31/22	11.98	0.25	(2.02)	(1.77)	(0.39)	(0.29)	(0.68)	9.53	(14.87)	9	0.06		0.81		2.34		27
Year ended 12/31/21	11.29	0.24	0.85	1.09	(0.27)	(0.13)	(0.40)	11.98	9.71	11	0.06		0.88		2.04		46
Year ended 12/31/20	10.49	0.27	0.80	1.07	(0.24)	(0.03)	(0.27)	11.29	10.22	238	0.12		1.89		2.59		81
Year ended 12/31/19	9.37	0.42	0.96	1.38	(0.20)	(0.06)	(0.26)	10.49	14.70	315	0.17		6.66		4.00		42
Period ended 12/31/18(f)	10.00	0.28	(0.67)	(0.39)	(0.24)	–	(0.24)	9.37	(3.91)	281	0.15	(g)	36.55	(g)	2.80	(g)	10

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.42%, 0.45%, 0.46%, 0.45% and 0.39% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2030 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/22	$12.26	$0.20	$(2.19)	$(1.99)	$(0.24)	$(0.23)	$(0.47)	$9.80	(16.33)%	$14,487	0.30%		0.87%		1.88%		28%
Year ended 12/31/21	11.37	0.18	1.05	1.23	(0.23)	(0.11)	(0.34)	12.26	10.82	26,085	0.30		0.88		1.52		40
Year ended 12/31/20	10.51	0.21	0.85	1.06	(0.18)	(0.02)	(0.20)	11.37	10.11	14,133	0.37		2.11		2.03		55
Year ended 12/31/19	9.25	0.35	1.18	1.53	(0.21)	(0.06)	(0.27)	10.51	16.55	2,357	0.42		7.35		3.37		37
Period ended 12/31/18(f)	10.00	0.23	(0.78)	(0.55)	(0.20)	–	(0.20)	9.25	(5.47)	375	0.40	(g)	41.47	(g)	2.40	(g)	5
Class C
Year ended 12/31/22	12.12	0.12	(2.16)	(2.04)	(0.12)	(0.23)	(0.35)	9.73	(16.91)	3,143	1.05		1.62		1.13		28
Year ended 12/31/21	11.27	0.09	1.02	1.11	(0.15)	(0.11)	(0.26)	12.12	9.85	5,601	1.05		1.63		0.77		40
Year ended 12/31/20	10.44	0.13	0.86	0.99	(0.14)	(0.02)	(0.16)	11.27	9.46	2,041	1.12		2.86		1.28		55
Year ended 12/31/19	9.24	0.27	1.17	1.44	(0.18)	(0.06)	(0.24)	10.44	15.62	571	1.17		8.10		2.62		37
Period ended 12/31/18(f)	10.00	0.16	(0.79)	(0.63)	(0.13)	–	(0.13)	9.24	(6.24)	11	1.15	(g)	42.22	(g)	1.65	(g)	5
Class R
Year ended 12/31/22	12.21	0.17	(2.19)	(2.02)	(0.19)	(0.23)	(0.42)	9.77	(16.57)	4,094	0.55		1.12		1.63		28
Year ended 12/31/21	11.33	0.15	1.04	1.19	(0.20)	(0.11)	(0.31)	12.21	10.54	8,167	0.55		1.13		1.27		40
Year ended 12/31/20	10.48	0.18	0.86	1.04	(0.17)	(0.02)	(0.19)	11.33	9.90	2,549	0.62		2.36		1.78		55
Year ended 12/31/19	9.25	0.32	1.17	1.49	(0.20)	(0.06)	(0.26)	10.48	16.14	651	0.67		7.60		3.12		37
Period ended 12/31/18(f)	10.00	0.21	(0.78)	(0.57)	(0.18)	–	(0.18)	9.25	(5.71)	34	0.65	(g)	41.72	(g)	2.15	(g)	5
Class Y
Year ended 12/31/22	12.32	0.23	(2.20)	(1.97)	(0.28)	(0.23)	(0.51)	9.84	(16.09)	135	0.05		0.62		2.13		28
Year ended 12/31/21	11.43	0.22	1.03	1.25	(0.25)	(0.11)	(0.36)	12.32	11.00	335	0.05		0.63		1.77		40
Year ended 12/31/20	10.54	0.24	0.86	1.10	(0.19)	(0.02)	(0.21)	11.43	10.49	164	0.12		1.86		2.28		55
Year ended 12/31/19	9.26	0.37	1.19	1.56	(0.22)	(0.06)	(0.28)	10.54	16.87	162	0.17		7.10		3.62		37
Period ended 12/31/18(f)	10.00	0.26	(0.79)	(0.53)	(0.21)	–	(0.21)	9.26	(5.28)	37	0.15	(g)	41.22	(g)	2.65	(g)	5
Class R5
Year ended 12/31/22	12.32	0.23	(2.20)	(1.97)	(0.28)	(0.23)	(0.51)	9.84	(16.08)	10	0.05		0.53		2.13		28
Year ended 12/31/21	11.43	0.21	1.04	1.25	(0.25)	(0.11)	(0.36)	12.32	11.00	12	0.05		0.53		1.77		40
Year ended 12/31/20	10.54	0.24	0.86	1.10	(0.19)	(0.02)	(0.21)	11.43	10.49	24	0.12		1.71		2.28		55
Year ended 12/31/19	9.26	0.37	1.19	1.56	(0.22)	(0.06)	(0.28)	10.54	16.87	105	0.17		6.84		3.62		37
Period ended 12/31/18(f)	10.00	0.26	(0.79)	(0.53)	(0.21)	–	(0.21)	9.26	(5.28)	93	0.15	(g)	40.89	(g)	2.65	(g)	5
Class R6
Year ended 12/31/22	12.32	0.23	(2.20)	(1.97)	(0.28)	(0.23)	(0.51)	9.84	(16.09)	9	0.05		0.53		2.13		28
Year ended 12/31/21	11.43	0.21	1.04	1.25	(0.25)	(0.11)	(0.36)	12.32	11.00	11	0.05		0.53		1.77		40
Year ended 12/31/20	10.54	0.24	0.86	1.10	(0.19)	(0.02)	(0.21)	11.43	10.49	242	0.12		1.71		2.28		55
Year ended 12/31/19	9.26	0.37	1.19	1.56	(0.22)	(0.06)	(0.28)	10.54	16.87	316	0.17		6.84		3.62		37
Period ended 12/31/18(f)	10.00	0.26	(0.79)	(0.53)	(0.21)	–	(0.21)	9.26	(5.28)	278	0.15	(g)	40.89	(g)	2.65	(g)	5

(a)	Calculated using average shares outstanding.

(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.42%, 0.46%, 0.45%, 0.45% and 0.39% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.

(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2035 Fund

	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized) (a)(b)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/22	$12.71	$0.18	$(2.38)	$(2.20)	$(0.19)	$(0.24)	$(0.43)	$10.08	(17.39)%	$7,631	0.31%		1.19%		1.67%		46%
Year ended 12/31/21	11.54	0.17	1.27	1.44	(0.22)	(0.05)	(0.27)	12.71	12.53	11,726	0.30		1.45		1.40		26
Year ended 12/31/20	10.53	0.17	1.06	1.23	(0.18)	(0.04)	(0.22)	11.54	11.72	4,187	0.39		3.04		1.63		78
Year ended 12/31/19	9.12	0.33	1.33	1.66	(0.18)	(0.07)	(0.25)	10.53	18.28	1,264	0.43		9.46		3.24		34
Period ended 12/31/18(f)	10.00	0.21	(0.87)	(0.66)	(0.21)	(0.01)	(0.22)	9.12	(6.66)	127	0.41	(g)	47.00	(g)	2.09	(g)	6
Class C
Year ended 12/31/22	12.57	0.10	(2.36)	(2.26)	(0.09)	(0.24)	(0.33)	9.98	(18.02)	2,763	1.06		1.94		0.92		46
Year ended 12/31/21	11.43	0.08	1.25	1.33	(0.14)	(0.05)	(0.19)	12.57	11.71	3,849	1.05		2.20		0.65		26
Year ended 12/31/20	10.46	0.09	1.04	1.13	(0.12)	(0.04)	(0.16)	11.43	10.85	2,287	1.14		3.79		0.88		78
Year ended 12/31/19	9.11	0.25	1.33	1.58	(0.16)	(0.07)	(0.23)	10.46	17.32	588	1.18		10.21		2.49		34
Period ended 12/31/18(f)	10.00	0.13	(0.86)	(0.73)	(0.15)	(0.01)	(0.16)	9.11	(7.35)	84	1.16	(g)	47.75	(g)	1.34	(g)	6
Class R
Year ended 12/31/22	12.65	0.16	(2.37)	(2.21)	(0.16)	(0.24)	(0.40)	10.04	(17.57)	3,983	0.56		1.44		1.42		46
Year ended 12/31/21	11.50	0.14	1.26	1.40	(0.20)	(0.05)	(0.25)	12.65	12.19	4,916	0.55		1.70		1.15		26
Year ended 12/31/20	10.50	0.14	1.06	1.20	(0.16)	(0.04)	(0.20)	11.50	11.46	1,897	0.64		3.29		1.38		78
Year ended 12/31/19	9.11	0.31	1.33	1.64	(0.18)	(0.07)	(0.25)	10.50	17.98	824	0.68		9.71		2.99		34
Period ended 12/31/18(f)	10.00	0.18	(0.86)	(0.68)	(0.20)	(0.01)	(0.21)	9.11	(6.86)	65	0.66	(g)	47.25	(g)	1.84	(g)	6
Class Y
Year ended 12/31/22	12.77	0.21	(2.40)	(2.19)	(0.22)	(0.24)	(0.46)	10.12	(17.19)	695	0.06		0.94		1.92		46
Year ended 12/31/21	11.59	0.21	1.26	1.47	(0.24)	(0.05)	(0.29)	12.77	12.77	1,019	0.05		1.20		1.65		26
Year ended 12/31/20	10.56	0.20	1.07	1.27	(0.20)	(0.04)	(0.24)	11.59	12.05	752	0.14		2.79		1.88		78
Year ended 12/31/19	9.14	0.36	1.32	1.68	(0.19)	(0.07)	(0.26)	10.56	18.45	341	0.18		9.21		3.49		34
Period ended 12/31/18(f)	10.00	0.23	(0.86)	(0.63)	(0.22)	(0.01)	(0.23)	9.14	(6.33)	37	0.16	(g)	46.75	(g)	2.34	(g)	6
Class R5
Year ended 12/31/22	12.76	0.21	(2.39)	(2.18)	(0.22)	(0.24)	(0.46)	10.12	(17.13)	10	0.05		0.83		1.93		46
Year ended 12/31/21	11.59	0.20	1.26	1.46	(0.24)	(0.05)	(0.29)	12.76	12.68	12	0.05		1.06		1.65		26
Year ended 12/31/20	10.56	0.20	1.07	1.27	(0.20)	(0.04)	(0.24)	11.59	12.05	25	0.14		2.56		1.88		78
Year ended 12/31/19	9.14	0.35	1.33	1.68	(0.19)	(0.07)	(0.26)	10.56	18.45	106	0.18		8.98		3.49		34
Period ended 12/31/18(f)	10.00	0.23	(0.86)	(0.63)	(0.22)	(0.01)	(0.23)	9.14	(6.33)	91	0.16	(g)	46.29	(g)	2.34	(g)	6
Class R6
Year ended 12/31/22	12.77	0.21	(2.40)	(2.19)	(0.22)	(0.24)	(0.46)	10.12	(17.19)	9	0.05		0.83		1.93		46
Year ended 12/31/21	11.59	0.20	1.27	1.47	(0.24)	(0.05)	(0.29)	12.77	12.77	11	0.05		1.06		1.65		26
Year ended 12/31/20	10.56	0.20	1.07	1.27	(0.20)	(0.04)	(0.24)	11.59	12.05	247	0.14		2.56		1.88		78
Year ended 12/31/19	9.13	0.35	1.34	1.69	(0.19)	(0.07)	(0.26)	10.56	18.58	317	0.18		8.98		3.49		34
Period ended 12/31/18(f)	10.00	0.23	(0.87)	(0.64)	(0.22)	(0.01)	(0.23)	9.13	(6.44)	274	0.16	(g)	46.29	(g)	2.34	(g)	6

(a)	Calculated using average shares outstanding.

(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.42%, 0.46%, 0.44%, 0.44% and 0.38% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.

(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2040 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/22	$12.88	$0.16	$(2.52)	$(2.36)	$(0.18)	$(0.27)	$(0.45)	$10.07	(18.36)%	$10,692	0.32%		1.15%		1.45%		40%
Year ended 12/31/21	11.58	0.13	1.51	1.64	(0.19)	(0.15)	(0.34)	12.88	14.21	15,050	0.32		1.31		1.04		29
Year ended 12/31/20	10.50	0.16	1.09	1.25	(0.12)	(0.05)	(0.17)	11.58	11.87	4,222	0.40		3.74		1.51		80
Year ended 12/31/19	9.03	0.29	1.48	1.77	(0.19)	(0.11)	(0.30)	10.50	19.61	1,538	0.44		11.33		2.83		51
Period ended 12/31/18(f)	10.00	0.20	(0.97)	(0.77)	(0.19)	(0.01)	(0.20)	9.03	(7.72)	278	0.40	(g)	47.00	(g)	2.06	(g)	5
Class C
Year ended 12/31/22	12.74	0.08	(2.49)	(2.41)	(0.07)	(0.27)	(0.34)	9.99	(18.91)	2,171	1.07		1.90		0.70		40
Year ended 12/31/21	11.48	0.04	1.48	1.52	(0.11)	(0.15)	(0.26)	12.74	13.28	3,117	1.07		2.06		0.29		29
Year ended 12/31/20	10.45	0.08	1.08	1.16	(0.08)	(0.05)	(0.13)	11.48	11.06	1,189	1.15		4.49		0.76		80
Year ended 12/31/19	9.03	0.21	1.48	1.69	(0.16)	(0.11)	(0.27)	10.45	18.73	179	1.19		12.08		2.08		51
Period ended 12/31/18(f)	10.00	0.13	(0.98)	(0.85)	(0.11)	(0.01)	(0.12)	9.03	(8.47)	9	1.15	(g)	47.75	(g)	1.31	(g)	5
Class R
Year ended 12/31/22	12.80	0.13	(2.50)	(2.37)	(0.14)	(0.27)	(0.41)	10.02	(18.56)	3,077	0.57		1.40		1.20		40
Year ended 12/31/21	11.52	0.10	1.49	1.59	(0.16)	(0.15)	(0.31)	12.80	13.88	6,583	0.57		1.56		0.79		29
Year ended 12/31/20	10.48	0.13	1.07	1.20	(0.11)	(0.05)	(0.16)	11.52	11.40	2,521	0.65		3.99		1.26		80
Year ended 12/31/19	9.03	0.27	1.47	1.74	(0.18)	(0.11)	(0.29)	10.48	19.32	301	0.69		11.58		2.58		51
Period ended 12/31/18(f)	10.00	0.18	(0.98)	(0.80)	(0.16)	(0.01)	(0.17)	9.03	(7.97)	9	0.65	(g)	47.25	(g)	1.81	(g)	5
Class Y
Year ended 12/31/22	12.94	0.19	(2.53)	(2.34)	(0.22)	(0.27)	(0.49)	10.11	(18.16)	713	0.07		0.90		1.70		40
Year ended 12/31/21	11.63	0.16	1.51	1.67	(0.21)	(0.15)	(0.36)	12.94	14.46	761	0.07		1.06		1.29		29
Year ended 12/31/20	10.54	0.19	1.08	1.27	(0.13)	(0.05)	(0.18)	11.63	12.06	547	0.15		3.49		1.76		80
Year ended 12/31/19	9.05	0.31	1.49	1.80	(0.20)	(0.11)	(0.31)	10.54	19.90	95	0.19		11.08		3.08		51
Period ended 12/31/18(f)	10.00	0.23	(0.97)	(0.74)	(0.20)	(0.01)	(0.21)	9.05	(7.42)	36	0.15	(g)	46.75	(g)	2.31	(g)	5
Class R5
Year ended 12/31/22	12.93	0.19	(2.52)	(2.33)	(0.22)	(0.27)	(0.49)	10.11	(18.10)	9	0.07		0.76		1.70		40
Year ended 12/31/21	11.63	0.15	1.51	1.66	(0.21)	(0.15)	(0.36)	12.93	14.37	12	0.07		0.89		1.29		29
Year ended 12/31/20	10.54	0.18	1.09	1.27	(0.13)	(0.05)	(0.18)	11.63	12.06	25	0.15		3.16		1.76		80
Year ended 12/31/19	9.05	0.31	1.49	1.80	(0.20)	(0.11)	(0.31)	10.54	19.90	105	0.19		10.81		3.08		51
Period ended 12/31/18(f)	10.00	0.23	(0.97)	(0.74)	(0.20)	(0.01)	(0.21)	9.05	(7.42)	90	0.15	(g)	46.29	(g)	2.31	(g)	5
Class R6
Year ended 12/31/22	12.94	0.19	(2.53)	(2.34)	(0.22)	(0.27)	(0.49)	10.11	(18.16)	9	0.07		0.76		1.70		40
Year ended 12/31/21	11.63	0.16	1.51	1.67	(0.21)	(0.15)	(0.36)	12.94	14.46	11	0.07		0.89		1.29		29
Year ended 12/31/20	10.54	0.18	1.09	1.27	(0.13)	(0.05)	(0.18)	11.63	12.06	248	0.15		3.16		1.76		80
Year ended 12/31/19	9.05	0.31	1.49	1.80	(0.20)	(0.11)	(0.31)	10.54	19.90	316	0.19		10.81		3.08		51
Period ended 12/31/18(f)	10.00	0.23	(0.97)	(0.74)	(0.20)	(0.01)	(0.21)	9.05	(7.42)	271	0.15	(g)	46.29	(g)	2.31	(g)	5

(a)	Calculated using average shares outstanding.

(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.

Estimated Fund’s total return estimated acquired fund fees from underlying funds were 0.40%, 0.44%, 0.43%, 0.43% and 0.36% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2045 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/22	$12.64	$0.14	$(2.52)	$(2.38)	$(0.15)	$(0.34)	$(0.49)	$9.77	(18.85)%	$4,185	0.33%		2.07%		1.35%		54%
Year ended 12/31/21	11.64	0.11	1.69	1.80	(0.20)	(0.60)	(0.80)	12.64	15.64	5,397	0.34		2.45		0.89		51
Year ended 12/31/20	10.65	0.13	1.02	1.15	(0.10)	(0.06)	(0.16)	11.64	10.80	3,544	0.41		4.59		1.28		86
Year ended 12/31/19	9.00	0.27	1.69	1.96	(0.18)	(0.13)	(0.31)	10.65	21.81	915	0.45		12.89		2.66		45
Period ended 12/31/18(f)	10.00	0.18	(0.97)	(0.79)	(0.19)	(0.02)	(0.21)	9.00	(7.90)	142	0.41	(g)	44.98	(g)	1.84	(g)	3
Class C
Year ended 12/31/22	12.45	0.06	(2.48)	(2.42)	(0.05)	(0.34)	(0.39)	9.64	(19.46)	1,204	1.08		2.82		0.60		54
Year ended 12/31/21	11.49	0.02	1.66	1.68	(0.12)	(0.60)	(0.72)	12.45	14.77	2,033	1.09		3.20		0.14		51
Year ended 12/31/20	10.53	0.05	1.01	1.06	(0.04)	(0.06)	(0.10)	11.49	10.06	1,062	1.16		5.34		0.53		86
Year ended 12/31/19	8.94	0.20	1.67	1.87	(0.15)	(0.13)	(0.28)	10.53	20.95	599	1.20		13.64		1.91		45
Period ended 12/31/18(f)	10.00	0.11	(0.99)	(0.88)	(0.16)	(0.02)	(0.18)	8.94	(8.73)	70	1.16	(g)	45.73	(g)	1.09	(g)	3
Class R
Year ended 12/31/22	12.57	0.12	(2.51)	(2.39)	(0.12)	(0.34)	(0.46)	9.72	(19.06)	2,363	0.58		2.32		1.10		54
Year ended 12/31/21	11.59	0.08	1.67	1.75	(0.17)	(0.60)	(0.77)	12.57	15.29	2,632	0.59		2.70		0.64		51
Year ended 12/31/20	10.61	0.11	1.01	1.12	(0.08)	(0.06)	(0.14)	11.59	10.57	1,451	0.66		4.84		1.03		86
Year ended 12/31/19	8.99	0.25	1.67	1.92	(0.17)	(0.13)	(0.30)	10.61	21.39	340	0.70		13.14		2.41		45
Period ended 12/31/18(f)	10.00	0.16	(0.97)	(0.81)	(0.18)	(0.02)	(0.20)	8.99	(8.09)	37	0.66	(g)	45.23	(g)	1.59	(g)	3
Class Y
Year ended 12/31/22	12.69	0.18	(2.54)	(2.36)	(0.19)	(0.34)	(0.53)	9.80	(18.67)	53	0.08		1.82		1.60		54
Year ended 12/31/21	11.68	0.15	1.69	1.84	(0.23)	(0.60)	(0.83)	12.69	15.91	199	0.09		2.20		1.14		51
Year ended 12/31/20	10.67	0.16	1.02	1.18	(0.11)	(0.06)	(0.17)	11.68	11.12	100	0.16		4.34		1.53		86
Year ended 12/31/19	9.01	0.30	1.68	1.98	(0.19)	(0.13)	(0.32)	10.67	22.00	54	0.20		12.64		2.91		45
Period ended 12/31/18(f)	10.00	0.21	(0.98)	(0.77)	(0.20)	(0.02)	(0.22)	9.01	(7.65)	36	0.16	(g)	44.73	(g)	2.09	(g)	3
Class R5
Year ended 12/31/22	12.70	0.17	(2.53)	(2.36)	(0.19)	(0.34)	(0.53)	9.81	(18.65)	22	0.08		1.62		1.60		54
Year ended 12/31/21	11.69	0.15	1.69	1.84	(0.23)	(0.60)	(0.83)	12.70	15.90	28	0.09		1.97		1.14		51
Year ended 12/31/20	10.67	0.16	1.03	1.19	(0.11)	(0.06)	(0.17)	11.69	11.21	26	0.16		4.00		1.53		86
Year ended 12/31/19	9.01	0.30	1.68	1.98	(0.19)	(0.13)	(0.32)	10.67	22.00	107	0.20		12.32		2.91		45
Period ended 12/31/18(f)	10.00	0.21	(0.98)	(0.77)	(0.20)	(0.02)	(0.22)	9.01	(7.65)	90	0.16	(g)	44.37	(g)	2.09	(g)	3
Class R6
Year ended 12/31/22	12.69	0.17	(2.53)	(2.36)	(0.19)	(0.34)	(0.53)	9.80	(18.67)	101	0.08		1.62		1.60		54
Year ended 12/31/21	11.68	0.15	1.69	1.84	(0.23)	(0.60)	(0.83)	12.69	15.91	131	0.09		1.97		1.14		51
Year ended 12/31/20	10.67	0.16	1.02	1.18	(0.11)	(0.06)	(0.17)	11.68	11.12	249	0.16		4.00		1.53		86
Year ended 12/31/19	9.01	0.30	1.68	1.98	(0.19)	(0.13)	(0.32)	10.67	22.00	320	0.20		12.32		2.91		45
Period ended 12/31/18(f)	10.00	0.21	(0.98)	(0.77)	(0.20)	(0.02)	(0.22)	9.01	(7.65)	270	0.16	(g)	44.37	(g)	2.09	(g)	3

(a)	Calculated using average shares outstanding.

(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.40%, 0.43%, 0.42%, 0.42% and 0.35% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2050 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/22	$13.46	$0.15	$(2.69)	$(2.54)	$(0.17)	$(0.36)	$(0.53)	$10.39	(18.86)%	$7,903	0.33%		1.48%		1.29%		40%
Year ended 12/31/21	11.74	0.11	1.78	1.89	(0.17)	(0.00)	(0.17)	13.46	16.17	10,208	0.34		1.64		0.86		29
Year ended 12/31/20	10.71	0.12	1.08	1.20	(0.10)	(0.07)	(0.17)	11.74	11.19	2,855	0.41		5.23		1.22		87
Year ended 12/31/19	9.02	0.23	1.84	2.07	(0.19)	(0.19)	(0.38)	10.71	22.93	913	0.44		11.49		2.22		59
Period ended 12/31/18(f)	10.00	0.20	(1.01)	(0.81)	(0.16)	(0.01)	(0.17)	9.02	(8.04)	222	0.40	(g)	45.97	(g)	2.07	(g)	10
Class C
Year ended 12/31/22	13.27	0.06	(2.65)	(2.59)	(0.06)	(0.36)	(0.42)	10.26	(19.50)	1,905	1.08		2.23		0.54		40
Year ended 12/31/21	11.59	0.01	1.76	1.77	(0.09)	(0.00)	(0.09)	13.27	15.31	3,059	1.09		2.39		0.11		29
Year ended 12/31/20	10.62	0.05	1.05	1.10	(0.06)	(0.07)	(0.13)	11.59	10.31	1,141	1.16		5.98		0.47		87
Year ended 12/31/19	8.96	0.15	1.83	1.98	(0.13)	(0.19)	(0.32)	10.62	22.15	277	1.19		12.24		1.47		59
Period ended 12/31/18(f)	10.00	0.13	(1.01)	(0.88)	(0.15)	(0.01)	(0.16)	8.96	(8.82)	108	1.15	(g)	46.72	(g)	1.32	(g)	10
Class R
Year ended 12/31/22	13.35	0.12	(2.65)	(2.53)	(0.14)	(0.36)	(0.50)	10.32	(18.97)	3,580	0.58		1.73		1.04		40
Year ended 12/31/21	11.66	0.08	1.75	1.83	(0.14)	(0.00)	(0.14)	13.35	15.79	4,831	0.59		1.89		0.61		29
Year ended 12/31/20	10.66	0.10	1.05	1.15	(0.08)	(0.07)	(0.15)	11.66	10.81	1,244	0.66		5.48		0.97		87
Year ended 12/31/19	9.00	0.20	1.82	2.02	(0.17)	(0.19)	(0.36)	10.66	22.50	433	0.69		11.74		1.97		59
Period ended 12/31/18(f)	10.00	0.18	(1.01)	(0.83)	(0.16)	(0.01)	(0.17)	9.00	(8.32)	43	0.65	(g)	46.22	(g)	1.82	(g)	10
Class Y
Year ended 12/31/22	13.52	0.18	(2.69)	(2.51)	(0.21)	(0.36)	(0.57)	10.44	(18.60)	18	0.08		1.23		1.54		40
Year ended 12/31/21	11.79	0.14	1.79	1.93	(0.20)	(0.00)	(0.20)	13.52	16.42	262	0.09		1.39		1.11		29
Year ended 12/31/20	10.74	0.15	1.09	1.24	(0.12)	(0.07)	(0.19)	11.79	11.49	201	0.16		4.98		1.47		87
Year ended 12/31/19	9.03	0.25	1.85	2.10	(0.20)	(0.19)	(0.39)	10.74	23.28	178	0.19		11.24		2.47		59
Period ended 12/31/18(f)	10.00	0.23	(1.02)	(0.79)	(0.17)	(0.01)	(0.18)	9.03	(7.88)	47	0.15	(g)	45.72	(g)	2.32	(g)	10
Class R5
Year ended 12/31/22	13.52	0.18	(2.70)	(2.52)	(0.21)	(0.36)	(0.57)	10.43	(18.67)	104	0.08		1.01		1.54		40
Year ended 12/31/21	11.79	0.14	1.79	1.93	(0.20)	(0.00)	(0.20)	13.52	16.42	135	0.09		1.12		1.11		29
Year ended 12/31/20	10.74	0.15	1.09	1.24	(0.12)	(0.07)	(0.19)	11.79	11.49	118	0.16		4.45		1.47		87
Year ended 12/31/19	9.03	0.25	1.85	2.10	(0.20)	(0.19)	(0.39)	10.74	23.28	107	0.19		10.83		2.47		59
Period ended 12/31/18(f)	10.00	0.23	(1.02)	(0.79)	(0.17)	(0.01)	(0.18)	9.03	(7.88)	90	0.15	(g)	45.18	(g)	2.32	(g)	10
Class R6
Year ended 12/31/22	13.52	0.18	(2.70)	(2.52)	(0.21)	(0.36)	(0.57)	10.43	(18.67)	124	0.08		1.01		1.54		40
Year ended 12/31/21	11.79	0.14	1.79	1.93	(0.20)	(0.00)	(0.20)	13.52	16.42	160	0.09		1.12		1.11		29
Year ended 12/31/20	10.74	0.15	1.09	1.24	(0.12)	(0.07)	(0.19)	11.79	11.50	354	0.16		4.45		1.47		87
Year ended 12/31/19	9.03	0.25	1.85	2.10	(0.20)	(0.19)	(0.39)	10.74	23.28	322	0.19		10.83		2.47		59
Period ended 12/31/18(f)	10.00	0.23	(1.02)	(0.79)	(0.17)	(0.01)	(0.18)	9.03	(7.88)	271	0.15	(g)	45.18	(g)	2.32	(g)	10

(a)	Calculated using average shares outstanding.

(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.37%, 0.43%, 0.42%, 0.41% and 0.36% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2055 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/22	$13.44	$0.15	$(2.66)	$(2.51)	$(0.14)	$(0.37)	$(0.51)	$10.42	(18.76)%	$2,979	0.34%		3.24%		1.33%		55%
Year ended 12/31/21	11.81	0.11	1.81	1.92	(0.19)	(0.10)	(0.29)	13.44	16.32	3,206	0.34		4.27		0.85		33
Year ended 12/31/20	10.62	0.12	1.22	1.34	(0.09)	(0.06)	(0.15)	11.81	12.66	1,549	0.42		9.21		1.13		86
Year ended 12/31/19	8.94	0.22	1.91	2.13	(0.20)	(0.25)	(0.45)	10.62	23.92	382	0.45		23.79		2.15		54
Period ended 12/31/18(f)	10.00	0.16	(1.02)	(0.86)	(0.19)	(0.01)	(0.20)	8.94	(8.59)	53	0.42	(g)	49.71	(g)	1.63	(g)	6
Class C
Year ended 12/31/22	13.27	0.07	(2.64)	(2.57)	(0.03)	(0.37)	(0.40)	10.30	(19.41)	715	1.09		3.99		0.58		55
Year ended 12/31/21	11.68	0.01	1.80	1.81	(0.12)	(0.10)	(0.22)	13.27	15.49	1,006	1.09		5.02		0.10		33
Year ended 12/31/20	10.55	0.04	1.20	1.24	(0.05)	(0.06)	(0.11)	11.68	11.78	457	1.17		9.96		0.38		86
Year ended 12/31/19	8.90	0.14	1.92	2.06	(0.16)	(0.25)	(0.41)	10.55	23.17	78	1.20		24.54		1.40		54
Period ended 12/31/18(f)	10.00	0.09	(1.03)	(0.94)	(0.15)	(0.01)	(0.16)	8.90	(9.40)	23	1.17	(g)	50.46	(g)	0.88	(g)	6
Class R
Year ended 12/31/22	13.36	0.12	(2.64)	(2.52)	(0.10)	(0.37)	(0.47)	10.37	(18.88)	1,382	0.59		3.49		1.08		55
Year ended 12/31/21	11.75	0.08	1.80	1.88	(0.17)	(0.10)	(0.27)	13.36	16.01	1,207	0.59		4.52		0.60		33
Year ended 12/31/20	10.58	0.09	1.21	1.30	(0.07)	(0.06)	(0.13)	11.75	12.38	483	0.67		9.46		0.88		86
Year ended 12/31/19	8.93	0.20	1.89	2.09	(0.19)	(0.25)	(0.44)	10.58	23.43	149	0.70		24.04		1.90		54
Period ended 12/31/18(f)	10.00	0.14	(1.03)	(0.89)	(0.17)	(0.01)	(0.18)	8.93	(8.86)	9	0.67	(g)	49.96	(g)	1.38	(g)	6
Class Y
Year ended 12/31/22	13.47	0.18	(2.67)	(2.49)	(0.17)	(0.37)	(0.54)	10.44	(18.56)	62	0.09		2.99		1.58		55
Year ended 12/31/21	11.84	0.14	1.81	1.95	(0.22)	(0.10)	(0.32)	13.47	16.50	89	0.09		4.02		1.10		33
Year ended 12/31/20	10.64	0.14	1.22	1.36	(0.10)	(0.06)	(0.16)	11.84	12.87	55	0.17		8.96		1.38		86
Year ended 12/31/19	8.94	0.25	1.91	2.16	(0.21)	(0.25)	(0.46)	10.64	24.26	64	0.20		23.54		2.40		54
Period ended 12/31/18(f)	10.00	0.19	(1.03)	(0.84)	(0.21)	(0.01)	(0.22)	8.94	(8.40)	36	0.17	(g)	49.46	(g)	1.88	(g)	6
Class R5
Year ended 12/31/22	13.49	0.18	(2.67)	(2.49)	(0.17)	(0.37)	(0.54)	10.46	(18.53)	105	0.09		2.66		1.58		55
Year ended 12/31/21	11.85	0.14	1.82	1.96	(0.22)	(0.10)	(0.32)	13.49	16.57	135	0.09		3.57		1.10		33
Year ended 12/31/20	10.64	0.14	1.23	1.37	(0.10)	(0.06)	(0.16)	11.85	12.96	118	0.17		8.15		1.38		86
Year ended 12/31/19	8.94	0.25	1.91	2.16	(0.21)	(0.25)	(0.46)	10.64	24.26	106	0.20		22.61		2.40		54
Period ended 12/31/18(f)	10.00	0.19	(1.03)	(0.84)	(0.21)	(0.01)	(0.22)	8.94	(8.40)	89	0.17	(g)	48.81	(g)	1.88	(g)	6
Class R6
Year ended 12/31/22	13.49	0.18	(2.67)	(2.49)	(0.17)	(0.37)	(0.54)	10.46	(18.53)	277	0.09		2.66		1.58		55
Year ended 12/31/21	11.85	0.14	1.82	1.96	(0.22)	(0.10)	(0.32)	13.49	16.57	356	0.09		3.57		1.10		33
Year ended 12/31/20	10.64	0.14	1.23	1.37	(0.10)	(0.06)	(0.16)	11.85	12.96	355	0.17		8.15		1.38		86
Year ended 12/31/19	8.94	0.25	1.91	2.16	(0.21)	(0.25)	(0.46)	10.64	24.26	319	0.20		22.61		2.40		54
Period ended 12/31/18(f)	10.00	0.19	(1.03)	(0.84)	(0.21)	(0.01)	(0.22)	8.94	(8.40)	268	0.17	(g)	48.81	(g)	1.88	(g)	6

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.37%, 0.43%, 0.44%, 0.40% and 0.35% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2060 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/22	$13.54	$0.14	$(2.70)	$(2.56)	$(0.16)	$(0.28)	$(0.44)	$10.54	(18.94)%	$3,682	0.36%		2.77%		1.23%		39%
Year ended 12/31/21	11.75	0.11	1.83	1.94	(0.15)	–	(0.15)	13.54	16.56	4,220	0.33		3.17		0.89		27
Year ended 12/31/20	10.72	0.12	1.05	1.17	(0.07)	(0.07)	(0.14)	11.75	10.94	1,988	0.43		8.43		1.17		86
Year ended 12/31/19	8.91	0.24	1.97	2.21	(0.18)	(0.22)	(0.40)	10.72	24.84	562	0.45		19.50		2.33		50
Period ended 12/31/18(f)	10.00	0.16	(1.05)	(0.89)	(0.18)	(0.02)	(0.20)	8.91	(8.87)	48	0.42	(g)	51.11	(g)	1.57	(g)	6
Class C
Year ended 12/31/22	13.38	0.05	(2.66)	(2.61)	(0.06)	(0.28)	(0.34)	10.43	(19.53)	575	1.11		3.52		0.48		39
Year ended 12/31/21	11.63	0.02	1.81	1.83	(0.08)	–	(0.08)	13.38	15.71	739	1.08		3.92		0.14		27
Year ended 12/31/20	10.65	0.04	1.04	1.08	(0.03)	(0.07)	(0.10)	11.63	10.15	321	1.18		9.18		0.42		86
Year ended 12/31/19	8.89	0.16	1.97	2.13	(0.15)	(0.22)	(0.37)	10.65	23.97	56	1.20		20.25		1.58		50
Period ended 12/31/18(f)	10.00	0.08	(1.05)	(0.97)	(0.12)	(0.02)	(0.14)	8.89	(9.66)	12	1.17	(g)	51.86	(g)	0.82	(g)	6
Class R
Year ended 12/31/22	13.47	0.11	(2.69)	(2.58)	(0.12)	(0.28)	(0.40)	10.49	(19.14)	1,816	0.61		3.02		0.98		39
Year ended 12/31/21	11.70	0.08	1.81	1.89	(0.12)	–	(0.12)	13.47	16.22	2,362	0.58		3.42		0.64		27
Year ended 12/31/20	10.69	0.09	1.05	1.14	(0.06)	(0.07)	(0.13)	11.70	10.64	819	0.68		8.68		0.92		86
Year ended 12/31/19	8.90	0.22	1.96	2.18	(0.17)	(0.22)	(0.39)	10.69	24.57	173	0.70		19.75		2.08		50
Period ended 12/31/18(f)	10.00	0.13	(1.05)	(0.92)	(0.16)	(0.02)	(0.18)	8.90	(9.18)	10	0.67	(g)	51.36	(g)	1.32	(g)	6
Class Y
Year ended 12/31/22	13.60	0.17	(2.71)	(2.54)	(0.19)	(0.28)	(0.47)	10.59	(18.70)	129	0.11		2.52		1.48		39
Year ended 12/31/21	11.80	0.15	1.83	1.98	(0.18)	–	(0.18)	13.60	16.80	159	0.08		2.92		1.14		27
Year ended 12/31/20	10.74	0.14	1.07	1.21	(0.08)	(0.07)	(0.15)	11.80	11.32	93	0.18		8.18		1.42		86
Year ended 12/31/19	8.91	0.26	1.98	2.24	(0.19)	(0.22)	(0.41)	10.74	25.17	43	0.20		19.25		2.58		50
Period ended 12/31/18(f)	10.00	0.18	(1.05)	(0.87)	(0.20)	(0.02)	(0.22)	8.91	(8.66)	36	0.17	(g)	50.86	(g)	1.82	(g)	6
Class R5
Year ended 12/31/22	13.60	0.17	(2.71)	(2.54)	(0.19)	(0.28)	(0.47)	10.59	(18.70)	106	0.11		2.24		1.48		39
Year ended 12/31/21	11.80	0.15	1.83	1.98	(0.18)	–	(0.18)	13.60	16.80	136	0.08		2.54		1.14		27
Year ended 12/31/20	10.74	0.14	1.07	1.21	(0.08)	(0.07)	(0.15)	11.80	11.32	118	0.18		7.36		1.42		86
Year ended 12/31/19	8.91	0.26	1.98	2.24	(0.19)	(0.22)	(0.41)	10.74	25.17	107	0.20		18.62		2.58		50
Period ended 12/31/18(f)	10.00	0.18	(1.05)	(0.87)	(0.20)	(0.02)	(0.22)	8.91	(8.66)	89	0.17	(g)	50.20	(g)	1.82	(g)	6
Class R6
Year ended 12/31/22	13.60	0.17	(2.72)	(2.55)	(0.19)	(0.28)	(0.47)	10.58	(18.77)	260	0.11		2.24		1.48		39
Year ended 12/31/21	11.80	0.15	1.83	1.98	(0.18)	–	(0.18)	13.60	16.80	334	0.08		2.54		1.14		27
Year ended 12/31/20	10.74	0.14	1.07	1.21	(0.08)	(0.07)	(0.15)	11.80	11.32	354	0.18		7.36		1.42		86
Year ended 12/31/19	8.91	0.26	1.98	2.24	(0.19)	(0.22)	(0.41)	10.74	25.17	322	0.20		18.62		2.58		50
Period ended 12/31/18(f)	10.00	0.18	(1.05)	(0.87)	(0.20)	(0.02)	(0.22)	8.91	(8.66)	267	0.17	(g)	50.20	(g)	1.82	(g)	6

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.37%, 0.43%, 0.41%, 0.40% and 0.35% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98	Invesco Peak Retirement™ Funds

Financial Highlights–(continued)

Invesco Peak Retirement™ 2065 Fund

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets(b)		Portfolio turnover (e)
Class A
Year ended 12/31/22	$13.78	$0.15	$(2.77)	$(2.62)	$(0.12)	$(0.40)	$(0.52)	$10.64	(19.04)%	$2,757	0.35%		3.30%		1.25%		55%
Year ended 12/31/21	12.09	0.11	1.89	2.00	(0.17)	(0.14)	(0.31)	13.78	16.55	3,510	0.34		4.22		0.85		37
Year ended 12/31/20	10.79	0.13	1.34	1.47	(0.12)	(0.05)	(0.17)	12.09	13.66	1,536	0.42		11.26		1.21		82
Year ended 12/31/19	9.00	0.21	2.00	2.21	(0.19)	(0.23)	(0.42)	10.79	24.56	216	0.43		23.83		2.00		49
Period ended 12/31/18(f)	10.00	0.16	(0.98)	(0.82)	(0.18)	–	(0.18)	9.00	(8.15)	49	0.42	(g)	48.89	(g)	1.56	(g)	165
Class C
Year ended 12/31/22	13.42	0.06	(2.68)	(2.62)	(0.02)	(0.40)	(0.42)	10.38	(19.54)	639	1.10		4.05		0.50		55
Year ended 12/31/21	11.81	0.01	1.84	1.85	(0.10)	(0.14)	(0.24)	13.42	15.66	867	1.09		4.97		0.10		37
Year ended 12/31/20	10.60	0.05	1.30	1.35	(0.09)	(0.05)	(0.14)	11.81	12.72	299	1.17		12.01		0.46		82
Year ended 12/31/19	8.88	0.13	1.95	2.08	(0.13)	(0.23)	(0.36)	10.60	23.46	71	1.18		24.58		1.25		49
Period ended 12/31/18(f)	10.00	0.08	(1.05)	(0.97)	(0.15)	–	(0.15)	8.88	(9.69)	24	1.17	(g)	49.64	(g)	0.81	(g)	165
Class R
Year ended 12/31/22	13.55	0.11	(2.70)	(2.59)	(0.09)	(0.40)	(0.49)	10.47	(19.12)	939	0.60		3.55		1.00		55
Year ended 12/31/21	11.90	0.08	1.85	1.93	(0.14)	(0.14)	(0.28)	13.55	16.26	669	0.59		4.47		0.60		37
Year ended 12/31/20	10.65	0.10	1.31	1.41	(0.11)	(0.05)	(0.16)	11.90	13.25	309	0.67		11.51		0.96		82
Year ended 12/31/19	8.90	0.18	1.98	2.16	(0.18)	(0.23)	(0.41)	10.65	24.23	75	0.68		24.08		1.75		49
Period ended 12/31/18(f)	10.00	0.13	(1.06)	(0.93)	(0.17)	–	(0.17)	8.90	(9.29)	9	0.67	(g)	49.14	(g)	1.31	(g)	165
Class Y
Year ended 12/31/22	13.67	0.18	(2.75)	(2.57)	(0.15)	(0.40)	(0.55)	10.55	(18.80)	323	0.10		3.05		1.50		55
Year ended 12/31/21	11.99	0.15	1.87	2.02	(0.20)	(0.14)	(0.34)	13.67	16.83	410	0.09		3.97		1.10		37
Year ended 12/31/20	10.70	0.15	1.32	1.47	(0.13)	(0.05)	(0.18)	11.99	13.80	205	0.17		11.01		1.46		82
Year ended 12/31/19	8.92	0.23	1.98	2.21	(0.20)	(0.23)	(0.43)	10.70	24.82	43	0.18		23.58		2.25		49
Period ended 12/31/18(f)	10.00	0.18	(1.05)	(0.87)	(0.21)	–	(0.21)	8.92	(8.72)	36	0.17	(g)	48.64	(g)	1.81	(g)	165
Class R5
Year ended 12/31/22	13.67	0.18	(2.75)	(2.57)	(0.15)	(0.40)	(0.55)	10.55	(18.80)	106	0.08		2.72		1.52		55
Year ended 12/31/21	11.99	0.15	1.87	2.02	(0.20)	(0.14)	(0.34)	13.67	16.83	137	0.09		3.59		1.10		37
Year ended 12/31/20	10.70	0.15	1.32	1.47	(0.13)	(0.05)	(0.18)	11.99	13.80	120	0.17		10.12		1.46		82
Year ended 12/31/19	8.92	0.23	1.98	2.21	(0.20)	(0.23)	(0.43)	10.70	24.82	107	0.18		22.73		2.25		49
Period ended 12/31/18(f)	10.00	0.18	(1.05)	(0.87)	(0.21)	–	(0.21)	8.92	(8.72)	89	0.17	(g)	48.08	(g)	1.81	(g)	165
Class R6
Year ended 12/31/22	13.67	0.18	(2.75)	(2.57)	(0.15)	(0.40)	(0.55)	10.55	(18.80)	260	0.08		2.72		1.52		55
Year ended 12/31/21	11.99	0.15	1.87	2.02	(0.20)	(0.14)	(0.34)	13.67	16.83	337	0.09		3.59		1.10		37
Year ended 12/31/20	10.70	0.15	1.32	1.47	(0.13)	(0.05)	(0.18)	11.99	13.80	360	0.17		10.12		1.46		82
Year ended 12/31/19	8.92	0.23	1.98	2.21	(0.20)	(0.23)	(0.43)	10.70	24.82	321	0.18		22.73		2.25		49
Period ended 12/31/18(f)	10.00	0.18	(1.05)	(0.87)	(0.21)	–	(0.21)	8.92	(8.72)	268	0.17	(g)	48.08	(g)	1.81	(g)	165

(a)	Calculated using average shares outstanding.
(b)

Net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return.

Estimated acquired fund fees from underlying funds were 0.37%, 0.43%, 0.41%, 0.40% and 0.35% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Commencement date of January 3, 2018.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

99	Invesco Peak Retirement™ Funds

Notes to Financial Statements

December 31, 2022

NOTE 1–Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Peak Retirement™ Destination Fund, Invesco Peak Retirement™ 2010 Fund, Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund (collectively, the “Funds”). Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or each class will be voted on exclusively by the shareholders of each Fund or each class.

The investment objective of each Fund is total return over time, consistent with its strategic target allocation.

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco Capital Management (“Invesco Capital”), an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change each Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

Each Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of

100	Invesco Peak Retirement™ Funds

the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Funds could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Each Funds’ securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, each Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Invesco Peak Retirement™ Destination Fund generally declares and pays dividends from net investment income, if any, monthly. Invesco Peak Retirement™ 2010 Fund, Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund generally declare and pay dividends from net investment income, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

101	Invesco Peak Retirement™ Funds

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – Each Fund may lend portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statements of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for each Fund. The Bank of New York Mellon also serves as a lending agent. To the extent each Fund utilizes the Adviser as an affiliated securities lending agent, each Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2022, fees paid to the Adviser were less than $500 for each Fund, except for Invesco Peak RetirementTM 2040 Fund and Invesco Peak RetirementTM 2065 Fund. Invesco Peak RetirementTM 2040 Fund and Invesco Peak RetirementTM 2065 Fund had no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Securities lending income on the Statement of Operations.

I.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

J.

Other Risks – Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.

102	Invesco Peak Retirement™ Funds

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Funds based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco has contractually agreed, through at least April 30, 2023, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (including estimated prior fiscal year-end Acquired Fund Fees and Expenses and excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares for each Fund as shown in the following table (the “expense limits”):

	Class A	Class C	Class R	Class Y	Class R5	Class R6	Acquired Fund Fees and Expenses
Invesco Peak Retirement™ Destination Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.42%
Invesco Peak Retirement™ 2010 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.41%
Invesco Peak Retirement™ 2015 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.42%
Invesco Peak Retirement™ 2020 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.42%
Invesco Peak Retirement™ 2025 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%
Invesco Peak Retirement™ 2030 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%
Invesco Peak Retirement™ 2035 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.43%
Invesco Peak Retirement™ 2040 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.41%
Invesco Peak Retirement™ 2045 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.40%
Invesco Peak Retirement™ 2050 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.40%
Invesco Peak Retirement™ 2055 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.39%
Invesco Peak Retirement™ 2060 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.39%
Invesco Peak Retirement™ 2065 Fund	0.74%	1.49%	0.99%	0.49%	0.49%	0.49%	0.39%

In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues each Fund’s expense reimbursement agreement, it will terminate on April 30, 2023. During its term, each expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees.

For the year ended December 31, 2022, the Adviser reimbursed the following expenses:

	Fund Level	Class A	Class C	Class R	Class Y	Class R5	Class R6
Invesco Peak Retirement™ Destination Fund	$169,640	$3,000	$70	$185	$29	$35	$ 64
Invesco Peak Retirement™ 2010 Fund	169,251	0	0	0	0	3	63
Invesco Peak Retirement™ 2015 Fund	170,725	915	168	192	47	34	102
Invesco Peak Retirement™ 2020 Fund	162,854	7,064	1,237	1,749	108	50	7
Invesco Peak Retirement™ 2025 Fund	162,153	13,992	2,428	2,563	165	3	3
Invesco Peak Retirement™ 2030 Fund	167,121	29,388	6,054	9,317	338	3	3
Invesco Peak Retirement™ 2035 Fund	163,050	16,123	5,067	7,132	1,347	3	3
Invesco Peak Retirement™ 2040 Fund	158,928	24,825	4,844	10,327	1,207	3	3
Invesco Peak Retirement™ 2045 Fund	162,882	12,777	4,592	6,878	342	7	35
Invesco Peak Retirement™ 2050 Fund	161,867	26,576	7,128	11,687	587	46	54
Invesco Peak Retirement™ 2055 Fund	162,405	12,808	3,579	5,720	266	41	108
Invesco Peak Retirement™ 2060 Fund	163,217	13,827	2,342	7,317	437	42	102
Invesco Peak Retirement™ 2065 Fund	163,433	13,432	3,025	3,179	1,290	38	94

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Funds.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

103	Invesco Peak Retirement™ Funds

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of each Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the year ended December 31, 2022, expenses incurred under the Plans are shown in the Statements of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of each Fund’s shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2022, IDI advised the Funds that IDI retained the following front-end sales commissions from the sale of Class A shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End Sales Charge	Contingent Deferred Sales Charge
		Class A	Class C
Invesco Peak Retirement™ Destination Fund	$ 5,049	$0	$ 0
Invesco Peak Retirement™ 2015 Fund	488	0	0
Invesco Peak Retirement™ 2020 Fund	1,125	0	0
Invesco Peak Retirement™ 2025 Fund	7,727	0	2
Invesco Peak Retirement™ 2030 Fund	25,427	0	170
Invesco Peak Retirement™ 2035 Fund	21,169	0	56
Invesco Peak Retirement™ 2040 Fund	28,973	0	0
Invesco Peak Retirement™ 2045 Fund	16,210	0	0
Invesco Peak Retirement™ 2050 Fund	23,906	0	41
Invesco Peak Retirement™ 2055 Fund	15,269	0	0
Invesco Peak Retirement™ 2060 Fund	12,108	0	0
Invesco Peak Retirement™ 2065 Fund	10,277	0	6

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.

Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of December 31, 2022, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

104	Invesco Peak Retirement™ Funds

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangements are comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2022, the Funds received credits from these arrangements, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits
Invesco Peak Retirement™ Destination Fund	$ 0
Invesco Peak Retirement™ 2010 Fund	0
Invesco Peak Retirement™ 2015 Fund	0
Invesco Peak Retirement™ 2020 Fund	103
Invesco Peak Retirement™ 2025 Fund	306
Invesco Peak Retirement™ 2030 Fund	662
Invesco Peak Retirement™ 2035 Fund	565
Invesco Peak Retirement™ 2040 Fund	755
Invesco Peak Retirement™ 2045 Fund	529
Invesco Peak Retirement™ 2050 Fund	828
Invesco Peak Retirement™ 2055 Fund	508
Invesco Peak Retirement™ 2060 Fund	572
Invesco Peak Retirement™ 2065 Fund	497

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plans represent unsecured claims against the general assets of the Funds.

NOTE 6–Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Funds may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Funds’ total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2022 and 2021:

	December 31, 2022				December 31, 2021

	Ordinary income*	Long-term capital gains	Return of capital	Total distributions	Ordinary Income	Long-Term Capital Gains	Total distributions
Invesco Peak Retirement™ Destination Fund	$166,404	$ 23,016	$11,411	$ 200,831	$122,682	$ 24,041	$ 146,723
Invesco Peak Retirement™ 2010 Fund	26,157	434	662	27,253	8,633	372	9,005
Invesco Peak Retirement™ 2015 Fund	50,453	2,865	–	53,318	46,261	33,005	79,266
Invesco Peak Retirement™ 2020 Fund	270,750	122,029	5,358	398,137	237,109	64,047	301,156
Invesco Peak Retirement™ 2025 Fund	335,146	309,002	–	644,148	534,139	202,185	736,324
Invesco Peak Retirement™ 2030 Fund	503,975	531,978	–	1,035,953	750,392	253,205	1,003,597
Invesco Peak Retirement™ 2035 Fund	252,334	364,400	–	616,734	324,018	82,118	406,136
Invesco Peak Retirement™ 2040 Fund	281,180	466,826	–	748,006	350,263	265,728	615,991
Invesco Peak Retirement™ 2045 Fund	104,384	273,617	–	378,001	156,127	423,017	579,144
Invesco Peak Retirement™ 2050 Fund	203,261	483,352	–	686,613	205,143	4,793	209,936
Invesco Peak Retirement™ 2055 Fund	61,532	189,724	–	251,256	74,041	42,002	116,043
Invesco Peak Retirement™ 2060 Fund	87,949	173,185	–	261,134	79,081	–	79,081
Invesco Peak Retirement™ 2065 Fund	51,808	192,322	–	244,130	87,074	35,032	122,106

*	Includes short-term capital gain distributions, if any.

105	Invesco Peak Retirement™ Funds

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Net unrealized Appreciation (Depreciation) - Investments	Temporary Book/Tax Differences	Capital Loss Carryforward	Shares of Beneficial Interest	Total Net Assets
Invesco Peak Retirement™ Destination Fund	$ –	$ (38)	$(12,530)	$ (517,138)	$ 3,704,314	$ 3,174,608
Invesco Peak Retirement™ 2010 Fund	–	2	(7,147)	(85,658)	467,427	374,624
Invesco Peak Retirement™ 2015 Fund	2,292	(15)	(12,314)	(161,737)	1,120,693	948,919
Invesco Peak Retirement™ 2020 Fund	–	(43,510)	(12,669)	(1,219,522)	6,960,420	5,684,719
Invesco Peak Retirement™ 2025 Fund	139,360	(99,307)	(12,710)	(2,795,015)	11,728,469	8,960,797
Invesco Peak Retirement™ 2030 Fund	224,809	(299,514)	(12,764)	(4,546,154)	26,510,946	21,877,323
Invesco Peak Retirement™ 2035 Fund	146,574	(286,271)	(12,705)	(2,449,663)	17,693,095	15,091,030
Invesco Peak Retirement™ 2040 Fund	116,193	(327,868)	(12,708)	(2,805,741)	19,702,357	16,672,233
Invesco Peak Retirement™ 2045 Fund	63,816	(172,721)	(15,610)	(983,311)	9,035,579	7,927,753
Invesco Peak Retirement™ 2050 Fund	58,360	(242,696)	(12,691)	(1,810,025)	15,641,649	13,634,597
Invesco Peak Retirement™ 2055 Fund	40,658	(96,261)	(12,647)	(504,695)	6,092,164	5,519,219
Invesco Peak Retirement™ 2060 Fund	47,413	(109,402)	(12,658)	(547,439)	7,190,155	6,568,069
Invesco Peak Retirement™ 2065 Fund	45,073	(116,081)	(12,635)	(543,331)	5,651,491	5,024,517

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds’ net unrealized appreciation (depreciation) differences are attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds’ temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

106	Invesco Peak Retirement™ Funds

The Fund has a capital loss carryforward as of December 31, 2022, as follows:

	Short-Term	Long-Term
	Not subject to	Not subject to
Fund	Expiration	Expiration	Total*
Invesco Peak Retirement™ Destination Fund	$82,408	$434,730	$517,138
Invesco Peak Retirement™ 2010 Fund	27,978	57,680	85,658
Invesco Peak Retirement™ 2015 Fund	26,410	135,327	161,737
Invesco Peak Retirement™ 2020 Fund	183,991	1,035,531	1,219,522
Invesco Peak Retirement™ 2025 Fund	404,780	2,390,235	2,795,015
Invesco Peak Retirement™ 2030 Fund	678,977	3,867,177	4,546,154
Invesco Peak Retirement™ 2035 Fund	631,792	1,817,871	2,449,663
Invesco Peak Retirement™ 2040 Fund	515,453	2,290,288	2,805,741
Invesco Peak Retirement™ 2045 Fund	393,009	590,302	983,311
Invesco Peak Retirement™ 2050 Fund	419,670	1,390,355	1,810,025
Invesco Peak Retirement™ 2055 Fund	243,385	261,310	504,695
Invesco Peak Retirement™ 2060 Fund	213,258	334,181	547,439
Invesco Peak Retirement™ 2065 Fund	260,303	283,028	543,331

*

Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

			At December 31, 2022
	For the year ended					Net Unrealized
	December 31, 2022*			Unrealized	Unrealized	Appreciation
	Purchases	Sales	Federal Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Invesco Peak Retirement™ Destination Fund	$1,730,695	$5,775,511	$ 3,338,857	$1	$ (39)	$ (38)

Invesco Peak Retirement™ 2010 Fund	238,675	679,831	374,943	2	–	2

Invesco Peak Retirement™ 2015 Fund	323,249	1,658,552	950,478	1	(16)	(15)

Invesco Peak Retirement™ 2020 Fund	2,493,968	12,302,517	5,762,825	25	(43,535)	(43,510)

Invesco Peak Retirement™ 2025 Fund	5,588,380	24,620,714	9,098,665	3	(99,310)	(99,307)

Invesco Peak Retirement™ 2030 Fund	9,698,742	38,807,500	22,328,939	36	(299,550)	(299,514)

Invesco Peak Retirement™ 2035 Fund	9,421,531	23,996,219	15,477,786	9	(286,280)	(286,271)

Invesco Peak Retirement™ 2040 Fund	9,084,910	26,123,300	17,033,649	5	(327,873)	(327,868)

Invesco Peak Retirement™ 2045 Fund	5,423,019	12,167,941	8,085,233	13	(172,734)	(172,721)

Invesco Peak Retirement™ 2050 Fund	6,773,525	19,190,169	13,850,938	13	(242,709)	(242,696)

Invesco Peak Retirement™ 2055 Fund	3,297,950	7,184,766	5,628,660	7	(96,268)	(96,261)

Invesco Peak Retirement™ 2060 Fund	2,892,962	8,148,807	6,680,542	7	(109,409)	(109,402)

Invesco Peak Retirement™ 2065 Fund	3,251,779	6,992,266	5,249,804	13	(116,094)	(116,081)

*	Excludes U.S. Treasury obligations and money market funds, if any.

107	Invesco Peak Retirement™ Funds

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions from underlying funds, on December 31, 2022, amounts were reclassified between undistributed net investment income (loss), undistributed net realized gain (loss) and shares of beneficial interest. These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest
Invesco Peak Retirement™ Destination Fund	$1,907	$9,504	$(11,411)
Invesco Peak Retirement™ 2010 Fund	406	256	(662)
Invesco Peak Retirement™ 2015 Fund	(622)	622	–
Invesco Peak Retirement™ 2020 Fund	9,901	(4,543)	(5,358)
Invesco Peak Retirement™ 2025 Fund	26,497	(26,497)	–
Invesco Peak Retirement™ 2030 Fund	78,071	(78,071)	–
Invesco Peak Retirement™ 2035 Fund	62,726	(62,726)	–
Invesco Peak Retirement™ 2040 Fund	72,321	(72,321)	–
Invesco Peak Retirement™ 2045 Fund	31,317	(31,317)	–
Invesco Peak Retirement™ 2050 Fund	50,075	(50,075)	–
Invesco Peak Retirement™ 2055 Fund	19,440	(19,440)	–
Invesco Peak Retirement™ 2060 Fund	20,786	(20,786)	–
Invesco Peak Retirement™ 2065 Fund	17,669	(17,669)	–

NOTE 10–Share Information

Invesco Peak Retirement™ Destination Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	155,111	$1,515,948	287,746	$3,022,564

Class C	586	5,813	17,345	182,670

Class R	13,698	132,902	26,283	279,655

Issued as reinvestment of dividends:
Class A	17,759	168,188	11,422	120,511

Class C	252	2,406	418	4,407

Class R	1,215	11,388	393	4,155

Automatic conversion of Class C shares to Class A shares:
Class A	122	1,182	140	1,475

Class C	(122)	(1,182)	(140)	(1,475)

Reacquired:
Class A	(284,340)	(2,671,185)	(89,647)	(944,406)

Class C	(14,912)	(146,318)	(12,482)	(133,416)

Class R	(12,113)	(110,878)	(10,236)	(109,058)

Class R6	-	-	(11,682)	(125,000)

Net increase (decrease) in share activity	(122,744)	$(1,091,736)	219,560	$2,302,082

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 48% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

108	Invesco Peak Retirement™ Funds

NOTE 10–Share Information–(continued)

Invesco Peak Retirement™ 2010 Fund

	Summary of Share Activity

	Year ended
	December 31, 2022(a)		December 31, 2021(b)
	Shares	Amount	Shares	Amount

Sold:
Class A	13,876	$131,303	24,639	$251,624

Class C	1,795	17,394	2,339	23,510

Class R	6,681	61,014	1,001	10,010

Class Y	-	-	1,001	10,010

Class R5	-	-	1,001	10,010

Class R6	-	-	25,001	250,010

Issued as reinvestment of dividends:
Class A	702	5,981	382	3,830

Class C	90	768	17	167

Class R	206	1,754	-	-

Reacquired:
Class A	(27,762)	(248,612)	-	-

Class C	(3,240)	(28,371)	-	-

Class R	(3,538)	(31,811)	-	-

Net increase (decrease) in share activity	(11,190)	$(90,580)	55,381	$559,171

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 88% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

(b)	Commencement date of April 30, 2021.

Invesco Peak Retirement™ 2015 Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	24,867	$248,478	68,043	$741,763

Class C	5,441	56,338	28,190	306,720

Class R	2,626	26,036	8,835	95,776

Issued as reinvestment of dividends:
Class A	1,919	17,465	3,852	40,643

Class C	181	1,658	364	3,821

Class R	840	7,634	646	6,798

Automatic conversion of Class C shares to Class A shares:
Class A	-	-	922	10,261

Class C	-	-	(934)	(10,261)

Reacquired:
Class A	(68,823)	(668,760)	(39,940)	(438,564)

Class C	(16,755)	(154,629)	(20,185)	(220,427)

Class R	(156)	(1,535)	(6,320)	(69,319)

Net increase (decrease) in share activity	(49,860)	$(467,315)	43,473	$467,211

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 67% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

109	Invesco Peak Retirement™ Funds

NOTE 10–Share Information–(continued)

Invesco Peak Retirement™ 2020 Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	157,190	$1,696,690	533,426	$6,043,745

Class C	13,482	138,214	95,057	1,045,403

Class R	49,372	520,076	150,317	1,678,241

Class Y	810	8,853	1,537	17,035

Issued as reinvestment of dividends:
Class A	30,373	288,236	18,786	213,028

Class C	2,314	22,030	2,810	31,667

Class R	6,645	62,996	4,331	48,983

Class Y	363	3,464	172	1,961

Automatic conversion of Class C shares to Class A shares:
Class A	6,517	68,075	7,661	87,768

Class C	(6,579)	(68,075)	(7,740)	(87,768)

Reacquired:
Class A	(519,267)	(5,282,528)	(104,276)	(1,199,536)

Class C	(107,767)	(1,089,340)	(26,453)	(301,953)

Class R	(129,429)	(1,327,022)	(64,204)	(734,716)

Class Y	(1,540)	(14,922)	-	-

Class R6	-	-	(28,737)	(342,261)

Net increase (decrease) in share activity	(497,516)	$(4,973,253)	582,687	$6,501,597

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 10% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 33% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco Peak Retirement™ 2025 Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	292,427	$3,164,482	936,855	$11,027,656

Class C	131,906	1,417,043	126,798	1,468,708

Class R	154,762	1,616,807	104,175	1,229,086

Class Y	13,931	140,906	8,957	105,146

Issued as reinvestment of dividends:
Class A	41,427	397,281	49,245	579,616

Class C	8,801	83,786	5,802	67,418

Class R	10,931	104,720	6,620	77,655

Class Y	1,180	11,354	441	5,210

Automatic conversion of Class C shares to Class A shares:
Class A	17,354	184,516	15,320	182,337

Class C	(17,616)	(184,516)	(15,558)	(182,337)

110	Invesco Peak Retirement™ Funds

NOTE 10–Share Information–(continued)

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(1,297,701)	$(13,174,260)	(244,578)	$(2,904,205)

Class C	(219,830)	(2,196,663)	(62,282)	(733,259)

Class R	(253,152)	(2,539,652)	(2,687)	(31,894)
Class Y	(9,521)	(97,212)	(4,341)	(52,261)

Class R5	-	-	(961)	(11,500)

Class R6	-	-	(20,133)	(241,000)

Net increase (decrease) in share activity	(1,125,101)	$(11,071,408)	903,673	$10,586,376

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

In addition, 8% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco Peak Retirement™ 2030 Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	654,263	$7,011,780	1,267,273	$15,024,463

Class C	147,203	1,553,988	374,875	4,380,285

Class R	248,808	2,670,602	463,758	5,448,870

Class Y	2,376	25,304	12,218	144,818

Issued as reinvestment of dividends:
Class A	71,399	706,854	56,690	684,250

Class C	11,458	112,628	9,462	112,977

Class R	18,467	182,268	16,234	195,139

Class Y	1,179	11,716	707	8,575

Automatic conversion of Class C shares to Class A shares:
Class A	29,661	313,177	18,599	226,201

Class C	(30,103)	(313,177)	(18,844)	(226,201)

Reacquired:
Class A	(1,405,128)	(14,468,859)	(457,395)	(5,438,375)

Class C	(267,605)	(2,705,415)	(84,561)	(1,005,501)

Class R	(517,261)	(5,275,064)	(35,907)	(431,882)

Class Y	(17,042)	(169,725)	(77)	(935)

Class R5	-	-	(1,079)	(13,200)

Class R6	-	-	(20,262)	(247,800)

Net increase (decrease) in share activity	(1,052,325)	$(10,343,923)	1,601,691	$18,861,684

(a)	4% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

111	Invesco Peak Retirement™ Funds

NOTE 10–Share Information–(continued)

Invesco Peak Retirement™ 2035 Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	440,875	$4,909,591	610,463	$7,484,095

Class C	156,107	1,688,582	126,124	1,545,591

Class R	253,240	2,803,467	239,264	2,971,399

Class Y	26,313	289,585	16,994	208,177

Issued as reinvestment of dividends:
Class A	31,808	323,808	19,092	238,266

Class C	9,525	96,106	4,617	57,018

Class R	15,677	158,969	7,033	87,421

Class Y	2,886	29,497	1,798	22,546

Automatic conversion of Class C shares to Class A shares:
Class A	7,101	77,712	12,620	158,218

Class C	(7,204)	(77,712)	(12,795)	(158,218)

Reacquired:
Class A	(645,733)	(6,859,378)	(82,233)	(1,037,866)

Class C	(187,869)	(1,964,456)	(11,741)	(147,259)

Class R	(260,876)	(2,761,352)	(22,644)	(280,727)

Class Y	(40,276)	(442,508)	(3,915)	(49,245)

Class R5	-	-	(1,222)	(15,300)

Class R6	-	-	(20,415)	(255,600)

Net increase (decrease) in share activity	(198,426)	$(1,728,089)	883,040	$10,828,516

Invesco Peak Retirement™ 2040 Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	572,438	$6,372,598	886,005	$10,848,723

Class C	130,666	1,429,869	170,342	2,055,178

Class R	189,630	2,078,408	390,361	4,833,194

Class Y	13,808	148,442	13,435	167,851

Issued as reinvestment of dividends:
Class A	47,845	487,541	30,069	379,474

Class C	7,375	74,559	4,927	61,533

Class R	13,561	137,511	12,176	152,803

Class Y	3,165	32,381	1,605	20,358

Automatic conversion of Class C shares to Class A shares:
Class A	4,684	50,672	4,143	52,599

Class C	(4,747)	(50,672)	(4,194)	(52,599)

Reacquired:
Class A	(732,201)	(7,857,505)	(116,019)	(1,435,398)

Class C	(160,545)	(1,718,183)	(30,004)	(373,151)

Class R	(410,480)	(4,331,475)	(107,107)	(1,350,178)

Class Y	(5,285)	(56,109)	(3,288)	(39,670)

Class R5	-	-	(1,244)	(15,800)

Class R6	-	-	(20,449)	(259,627)

Net increase (decrease) in share activity	(330,086)	$(3,201,963)	1,230,758	$15,045,290

(a)	4% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

112	Invesco Peak Retirement™ Funds

NOTE 10–Share Information–(continued)

Invesco Peak Retirement™ 2045 Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	315,931	$3,390,875	257,600	$3,259,252

Class C	96,870	1,044,544	72,925	897,218

Class R	174,662	1,873,200	86,707	1,096,317

Class Y	2,360	25,114	6,403	82,707

Issued as reinvestment of dividends:
Class A	20,386	201,613	23,898	295,863

Class C	4,847	47,305	8,938	109,043

Class R	10,419	102,523	11,917	146,818

Class Y	201	1,994	714	8,871

Automatic conversion of Class C shares to Class A shares:
Class A	2,635	27,780	2,545	32,296

Class C	(2,685)	(27,780)	(2,587)	(32,296)

Reacquired:
Class A	(337,487)	(3,551,751)	(161,483)	(2,082,576)

Class C	(137,479)	(1,396,120)	(8,434)	(105,041)

Class R	(151,386)	(1,552,838)	(14,503)	(186,196)

Class Y	(12,804)	(132,009)	(48)	(616)

Class R6	-	-	(11,029)	(151,323)

Net increase (decrease) in share activity	(13,530)	$54,450	273,563	$3,370,337

Invesco Peak Retirement™ 2050 Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	458,006	$5,283,033	648,608	$8,086,472

Class C	89,545	1,019,903	161,328	1,984,096

Class R	172,063	1,918,418	299,811	3,765,549

Class Y	1,663	19,331	5,474	69,409

Issued as reinvestment of dividends:
Class A	38,527	404,926	9,783	128,866

Class C	7,699	79,996	1,598	20,740

Class R	16,195	169,080	3,901	50,988

Class Y	841	8,885	252	3,330

Automatic conversion of Class C shares to Class A shares:
Class A	6,255	70,364	2,640	34,573

Class C	(6,371)	(70,364)	(2,683)	(34,573)

Reacquired:
Class A	(500,592)	(5,567,133)	(145,744)	(1,879,233)

Class C	(135,808)	(1,464,968)	(28,122)	(357,179)

Class R	(202,989)	(2,238,018)	(48,680)	(618,203)

Class Y	(20,127)	(214,729)	(3,422)	(47,192)

Class R6	-	-	(18,142)	(252,177)

Net increase (decrease) in share activity	(75,093)	$(581,276)	886,602	$10,955,466

113	Invesco Peak Retirement™ Funds

NOTE 10–Share Information–(continued)

Invesco Peak Retirement™ 2055 Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	187,994	$2,140,062	149,323	$1,931,182

Class C	41,847	472,466	43,738	559,379

Class R	112,383	1,284,799	52,487	679,343

Class Y	-	-	4,146	53,924

Class R6	54	600	-	-

Issued as reinvestment of dividends:
Class A	13,278	139,946	4,997	65,707

Class C	2,563	26,708	1,142	14,818

Class R	5,749	60,255	1,682	22,001

Class Y	92	976	27	350

Class R6	2	21	-	-

Reacquired:
Class A	(154,034)	(1,704,842)	(46,880)	(616,376)

Class C	(50,846)	(550,528)	(8,199)	(107,408)

Class R	(75,133)	(822,636)	(4,959)	(66,691)

Class Y	(777)	(9,346)	(2,199)	(29,545)

Class R6	-	(3)	(3,602)	(50,468)

Net increase in share activity	83,172	$1,038,478	191,703	$2,456,216

(a)	8% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco Peak Retirement™ 2060 Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	184,943	$2,148,344	166,305	$2,138,893

Class C	36,703	415,600	32,745	420,275

Class R	65,464	740,637	108,213	1,331,952

Class Y	655	7,560	3,755	49,190

Issued as reinvestment of dividends:
Class A	13,930	148,491	3,430	45,452

Class C	1,772	18,680	296	3,877

Class R	6,699	71,071	1,628	21,456

Class Y	344	3,683	102	1,352

Automatic conversion of Class C shares to Class A shares:
Class A	56	612	-	-

Class C	(57)	(612)	-	-

114	Invesco Peak Retirement™ Funds

NOTE 10–Share Information–(continued)

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(161,217)	$(1,803,195)	(27,307)	$(355,674)

Class C	(38,491)	(416,266)	(5,403)	(70,235)

Class R	(74,415)	(820,620)	(4,452)	(59,034)

Class Y	(566)	(6,798)	(2)	(25)

Class R6	-	-	(5,419)	(75,705)

Net increase in share activity	35,820	$507,187	273,891	$3,451,774

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 16% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 6% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

Invesco Peak Retirement™ 2065 Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	201,693	$2,398,878	168,581	$2,214,268

Class C	29,318	337,878	43,780	565,831

Class R	79,610	899,439	32,716	427,699

Class Y	3,464	40,291	21,860	296,681

Issued as reinvestment of dividends:
Class A	12,428	133,846	5,389	72,647

Class C	2,419	25,402	1,084	14,227

Class R	4,259	45,065	970	12,865

Class Y	1,416	15,105	505	6,748

Reacquired:
Class A	(209,882)	(2,362,795)	(46,262)	(614,130)

Class C	(34,764)	(379,440)	(5,559)	(72,629)

Class R	(43,467)	(474,421)	(10,269)	(138,036)

Class Y	(4,241)	(46,169)	(9,524)	(130,857)

Class R6	-	-	(5,330)	(75,693)

Net increase in share activity	42,253	$633,079	197,941	$2,579,621

(a)	8% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 11–Significant Event

On September 20, 2022, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of each Fund. In order to effect such liquidations, each Fund closed to investments by new accounts after the close of business on October 24, 2022. Each Fund was liquidated on January 23, 2023.

115	Invesco Peak Retirement™ Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Peak Retirement™ Destination Fund, Invesco Peak Retirement™ 2010 Fund, Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Peak Retirement™ Destination Fund, Invesco Peak Retirement™ 2010 Fund, Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund (thirteen of the funds constituting AIM Growth Series (Invesco Growth Series), hereafter collectively referred to as the “Funds”) as of December 31, 2022, the related statements of operations for the year ended December 31, 2022 and the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated in the table below and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Invesco Peak Retirement™ Destination Fund, Invesco Peak Retirement™ 2015 Fund, Invesco Peak Retirement™ 2020 Fund, Invesco Peak Retirement™ 2025 Fund, Invesco Peak Retirement™ 2030 Fund, Invesco Peak Retirement™ 2035 Fund, Invesco Peak Retirement™ 2040 Fund, Invesco Peak Retirement™ 2045 Fund, Invesco Peak Retirement™ 2050 Fund, Invesco Peak Retirement™ 2055 Fund, Invesco Peak Retirement™ 2060 Fund and Invesco Peak Retirement™ 2065 Fund: statements of changes in net assets for each of the two years in the period ended December 31, 2022 and each of the financial highlights for each of the four years in the period ended December 31, 2022 and for the period January 3, 2018 (commencement of operations) through December 31, 2018.
Invesco Peak Retirement™ 2010 Fund: statement of changes in net assets and the financial highlights for the year ended December 31, 2022 and for the period April 30, 2021 (commencement of operations) through December 31, 2021.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

Subsequent Event

As discussed in Note 10 to the financial statements, the board of trustees approved a plan of liquidation for Funds on September 20, 2022.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

116	Invesco Peak Retirement™ Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2022 through December 31, 2022.

    In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the Funds invest. The amount of fees and expenses incurred indirectly by the Funds will vary because the underlying funds have varied expenses and fee levels and the Funds may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Funds. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Funds invest in. The effect of the estimated underlying fund expenses that the Funds bear indirectly are included in each Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Funds. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Peak Retirement™ Destination Fund

Invesco Peak Retirement™ Destination Fund	Beginning Account Value (07/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$996.90	$1.61	$1,023.59	$1.63	0.32%
Class C	1,000.00	993.20	5.38	1,019.81	5.45	1.07
Class R	1,000.00	995.70	2.87	1,022.33	2.91	0.57
Class Y	1,000.00	998.20	0.35	1,024.85	0.36	0.07
Class R5	1,000.00	998.20	0.35	1,024.85	0.36	0.07
Class R6	1,000.00	998.20	0.35	1,024.85	0.36	0.07

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

117	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2010 Fund

Invesco Peak Retirement™ 2010 Fund	Beginning Account Value (07/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$998.10	$1.66	$1,023.54	$1.68	0.33%
Class C	1,000.00	993.50	5.43	1,019.76	5.50	1.08
Class R	1,000.00	997.40	2.92	1,022.28	2.96	0.58
Class Y	1,000.00	1,000.10	0.40	1,024.80	0.41	0.08
Class R5	1,000.00	1,000.10	0.40	1,024.80	0.41	0.08
Class R6	1,000.00	1,000.10	0.40	1,024.80	0.41	0.08

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2015 Fund

Invesco Peak Retirement™ 2015 Fund	Beginning Account Value (07/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,001.40	$1.61	$1,023.59	$1.63	0.32%
Class C	1,000.00	998.20	5.39	1,019.81	5.45	1.07
Class R	1,000.00	1,001.10	2.88	1,022.33	2.91	0.57
Class Y	1,000.00	1,002.90	0.35	1,024.85	0.36	0.07
Class R5	1,000.00	1,004.00	0.35	1,024.85	0.36	0.07
Class R6	1,000.00	1,004.00	0.35	1,024.85	0.36	0.07

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2020 Fund

Invesco Peak Retirement™ 2020 Fund	Beginning Account Value (07/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,004.90	$1.62	$1,023.59	$1.63	0.32%
Class C	1,000.00	1,001.10	5.40	1,019.81	5.45	1.07
Class R	1,000.00	1,003.30	2.88	1,022.33	2.91	0.57
Class Y	1,000.00	1,005.60	0.35	1,024.85	0.36	0.07
Class R5	1,000.00	1,006.70	0.35	1,024.85	0.36	0.07
Class R6	1,000.00	1,006.70	0.35	1,024.85	0.36	0.07

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

118	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2025 Fund

Invesco Peak Retirement™ 2025 Fund	Beginning Account Value (07/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,006.50	$1.57	$1,023.64	$1.58	0.31%
Class C	1,000.00	1,002.90	5.35	1,019.86	5.40	1.06
Class R	1,000.00	1,005.30	2.83	1,022.38	2.85	0.56
Class Y	1,000.00	1,007.70	0.30	1,024.90	0.31	0.06
Class R5	1,000.00	1,007.70	0.30	1,024.90	0.31	0.06
Class R6	1,000.00	1,007.80	0.30	1,024.90	0.31	0.06

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2030 Fund

Invesco Peak Retirement™ 2030 Fund	Beginning Account Value (07/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,008.70	$1.57	$1,023.64	$1.58	0.31%
Class C	1,000.00	1,005.00	5.36	1,019.86	5.40	1.06
Class R	1,000.00	1,007.60	2.83	1,022.38	2.85	0.56
Class Y	1,000.00	1,010.60	0.30	1,024.90	0.31	0.06
Class R5	1,000.00	1,010.60	0.30	1,024.90	0.31	0.06
Class R6	1,000.00	1,010.60	0.30	1,024.90	0.31	0.06

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2035 Fund

Invesco Peak Retirement™ 2035 Fund	Beginning Account Value (07/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,009.60	$1.57	$1,023.64	$1.58	0.31%
Class C	1,000.00	1,005.40	5.36	1,019.86	5.40	1.06
Class R	1,000.00	1,008.50	2.84	1,022.38	2.85	0.56
Class Y	1,000.00	1,011.00	0.30	1,024.90	0.31	0.06
Class R5	1,000.00	1,011.00	0.30	1,024.90	0.31	0.06
Class R6	1,000.00	1,011.00	0.30	1,024.90	0.31	0.06

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

119	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2040 Fund

Invesco Peak Retirement™ 2040 Fund	Beginning Account Value (07/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,014.90	$1.68	$1,023.54	$1.68	0.33%
Class C	1,000.00	1,010.90	5.47	1,019.76	5.50	1.08
Class R	1,000.00	1,013.10	2.94	1,022.28	2.96	0.58
Class Y	1,000.00	1,016.30	0.41	1,024.80	0.41	0.08
Class R5	1,000.00	1,016.30	0.41	1,024.80	0.41	0.08
Class R6	1,000.00	1,015.40	0.41	1,024.80	0.41	0.08

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2045 Fund

Invesco Peak Retirement™ 2045 Fund	Beginning Account Value (07/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,018.60	$1.78	$1,023.44	$1.79	0.35%
Class C	1,000.00	1,014.90	5.59	1,019.66	5.60	1.10
Class R	1,000.00	1,017.40	3.05	1,022.18	3.06	0.60
Class Y	1,000.00	1,019.90	0.51	1,024.70	0.51	0.10
Class R5	1,000.00	1,019.80	0.51	1,024.70	0.51	0.10
Class R6	1,000.00	1,019.90	0.51	1,024.70	0.51	0.10

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2050 Fund

Invesco Peak Retirement™ 2050 Fund	Beginning Account Value (07/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,021.70	$1.73	$1,023.49	$1.73	0.34%
Class C	1,000.00	1,017.40	5.54	1,019.71	5.55	1.09
Class R	1,000.00	1,020.50	3.00	1,022.23	3.01	0.59
Class Y	1,000.00	1,021.90	0.46	1,024.75	0.46	0.09
Class R5	1,000.00	1,021.90	0.46	1,024.75	0.46	0.09
Class R6	1,000.00	1,021.90	0.46	1,024.75	0.46	0.09

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

120	Invesco Peak Retirement™ Funds

Invesco Peak Retirement™ 2055 Fund

Invesco Peak Retirement™ 2055 Fund	Beginning Account Value (07/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,024.30	$1.79	$1,023.44	$1.79	0.35%
Class C	1,000.00	1,020.50	5.60	1,019.66	5.60	1.10
Class R	1,000.00	1,023.30	3.06	1,022.18	3.06	0.60
Class Y	1,000.00	1,025.20	0.51	1,024.70	0.51	0.10
Class R5	1,000.00	1,026.20	0.51	1,024.70	0.51	0.10
Class R6	1,000.00	1,026.20	0.51	1,024.70	0.51	0.10

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2060 Fund

Invesco Peak Retirement™ 2060 Fund	Beginning Account Value (07/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,022.80	$1.99	$1,023.24	$1.99	0.39%
Class C	1,000.00	1,019.60	5.80	1,019.46	5.80	1.14
Class R	1,000.00	1,021.80	3.26	1,021.98	3.26	0.64
Class Y	1,000.00	1,024.80	0.71	1,024.50	0.71	0.14
Class R5	1,000.00	1,024.80	0.71	1,024.50	0.71	0.14
Class R6	1,000.00	1,023.80	0.71	1,024.50	0.71	0.14

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

Invesco Peak Retirement™ 2065 Fund

Invesco Peak Retirement™ 2065 Fund	Beginning Account Value (07/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,022.60	$1.78	$1,023.44	$1.79	0.35%
Class C	1,000.00	1,020.60	5.60	1,019.66	5.60	1.10
Class R	1,000.00	1,021.30	3.06	1,022.18	3.06	0.60
Class Y	1,000.00	1,024.00	0.51	1,024.70	0.51	0.10
Class R5	1,000.00	1,024.00	0.51	1,024.70	0.51	0.10
Class R6	1,000.00	1,024.00	0.51	1,024.70	0.51	0.10

[1]

The actual ending account value is based on the actual total return of the Funds for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

121	Invesco Peak Retirement™ Funds

Distribution Information

Shareholders were sent a notice from each Fund that set forth an estimate on a per share basis of the source or sources from which the distribution was paid in December of 2022. Subsequently, certain of these estimates have been corrected. Listed below is a written statement of the sources of this distribution for each Fund impacted, as corrected, on a generally accepted accounting principles (“GAAP”) basis.

Invesco Peak Retirement™ 2010 Fund

		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/21/2022	Class A	$0.4061	$0.0059	$0.1735	$0.5855
12/21/2022	Class C	$0.3150	$0.0059	$0.1735	$0.4944
12/21/2022	Class R	$0.3797	$0.0059	$0.1735	$0.5591
12/21/2022	Class Y	$0.4542	$0.0059	$0.1735	$0.6336
12/21/2022	Class R5	$0.4542	$0.0059	$0.1735	$0.6336
12/21/2022	Class R6	$0.4542	$0.0059	$0.1735	$0.6336

Invesco Peak Retirement™ 2015 Fund
		Net Income	Gain from Sale of Securities	Return of Principal	Total Distribution
12/21/2022	Class A	$0.4373	$0.0000	$0.0584	$0.4957
12/21/2022	Class C	$0.2761	$0.0000	$0.0584	$0.3345
12/21/2022	Class R	$0.4039	$0.0000	$0.0584	$0.4623
12/21/2022	Class Y	$0.4820	$0.0000	$0.0584	$0.5404
12/21/2022	Class R5	$0.4820	$0.0000	$0.0584	$0.5404
12/21/2022	Class R6	$0.4820	$0.0000	$0.0584	$0.5404

Please note that the information in the preceding chart is for financial accounting purposes only. Shareholders should be aware that the tax treatment of distributions likely differs from GAAP treatment. Form 1099-DIV for the calendar year will report distributions for U.S. federal income tax purposes. This notice is sent to comply with certain U.S. Securities and Exchange Commission requirements.

122	Invesco Peak Retirement™ Funds

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended December 31, 2022:

Federal and State Income

Tax

	Long-Term Capital Gain Distribution	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Qualifed Buiness Income*	Business Interest Income*
Invesco Peak Retirement™ Destination Fund	23,016	25.45%	18.69%	10.89%	2.46%	51.21%
Invesco Peak Retirement™ 2010 Fund	434	21.91%	16.49%	8.79%	2.49%	51.89%
Invesco Peak Retirement™ 2015 Fund	2,865	28.09%	21.23%	11.67%	2.25%	50.62%
Invesco Peak Retirement™ 2020 Fund	123,061	25.40%	18.64%	14.40%	1.44%	54.54%
Invesco Peak Retirement™ 2025 Fund	309,002	23.50%	13.82%	23.14%	1.10%	59.70%
Invesco Peak Retirement™ 2030 Fund	531,978	25.12%	14.55%	16.09%	1.66%	56.60%
Invesco Peak Retirement™ 2035 Fund	364,400	39.74%	22.87%	13.41%	2.50%	40.66%
Invesco Peak Retirement™ 2040 Fund	466,826	41.83%	24.76%	4.91%	2.28%	24.03%
Invesco Peak Retirement™ 2045 Fund	273,617	53.03%	31.52%	3.26%	1.70%	16.97%
Invesco Peak Retirement™ 2050 Fund	483,352	63.09%	39.14%	2.41%	2.45%	12.37%
Invesco Peak Retirement™ 2055 Fund	189,724	60.63%	37.73%	3.04%	1.86%	7.41%
Invesco Peak Retirement™ 2060 Fund	173,185	62.43%	37.89%	2.49%	1.69%	7.01%
Invesco Peak Retirement™ 2065 Fund	192,322	61.38%	38.09%	3.32%	2.40%	9.42%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

123	Invesco Peak Retirement™ Funds

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			189	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Invesco Peak Retirement™ Funds

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown - 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	189

Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit)

Formerly: President and Director

Director of Grahamtastic Connection (non-profit)

Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	189	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones - 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	189	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman - 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			189	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	189	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	189	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Invesco Peak Retirement™ Funds

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			189	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	189	None
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	189	None
Daniel S. Vandivort -1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	189	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3	Invesco Peak Retirement™ Funds

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; and Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.;Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; Secretary, Invesco Indexing LLC; and Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; and Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Invesco Peak Retirement™ Funds

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes - 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Invesco Peak Retirement™ Funds

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. - 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6	Invesco Peak Retirement™ Funds

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Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	PR-AR-1

Annual Report to Shareholders	December 31, 2022

Invesco Quality Income Fund

Nasdaq:

A: VKMGX ∎ C: VUSCX ∎ R: VUSRX ∎ Y: VUSIX ∎ R5: VUSJX ∎ R6: VUSSX

2	Management’s Discussion

2	Performance Summary

3	Long-Term Fund Performance

5	Supplemental Information

7	Schedule of Investments

14	Financial Statements

17	Financial Highlights

18	Notes to Financial Statements

25	Report of Independent Registered Public Accounting Firm

26	Fund Expenses

27	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the fiscal year ended December 31, 2022, Class A shares of Invesco Quality Income Fund (the Fund), at net asset value (NAV), underperformed the Bloomberg U.S. Mortgage-Backed Securities Index, the Fund’s broad market/style-specific benchmark.

Your Fund’s long-term performance appears later in this report.
Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-12.52%
Class C Shares	-13.12
Class R Shares	-12.76
Class Y Shares	-12.26
Class R5 Shares	-12.26
Class R6 Shares	-12.16
Bloomberg U.S. Mortgage-Backed Securities Index▼ (Broad Market/Style- Specific Index)	-11.81
Source(s): ▼RIMES Technologies Corp.

Market conditions and your Fund

2022 was a year the bond market would like to forget. Our expectations coming into 2022 were that inflation was transitory. As of December 31, 2021, futures markets expected the US Federal Reserve (the Fed) to hike three times during 2022 and end with a Fed funds rate of 0.80%. The Fed hiked nine times during 2022 bringing the Fed funds to 4.25% as of the end of the fiscal year.

    We believe there is reason to be more optimistic on bond market prospects for 2023 as headline Consumer Price Index inflation peaked at a rate of 9.1% annualized in June 2022 and has retreated to 6.5% as of December 31, 2022. The employment situation has remained strong for job seekers and challenging for employers. Average non-farm monthly payrolls registered 385,000 during 2022, but the quarterly average for the fourth quarter had fallen to approximately 250,000 monthly new jobs.1 While this is still higher than where the Fed would desire this figure, progress is being made. Additionally, average hourly earnings fell from 5.6% in the spring to 4.6% as of December 31, 2022,1 indicating some further progress in the Fed’s efforts to slow wage inflation.

    The yield curve flattened and inverted this fiscal year given the unanticipated nature of inflation and the Fed moves, with the one-year Treasury rate increasing by 431 basis points, while the 10-year Treasury rate increased by 236 basis points. As of December 31, 2022, the one-year rate was 81 basis points higher than the 10-year rate.1

    Given this market backdrop, Class A shares of Invesco Quality Income Fund, at NAV, generated a negative return and underperformed its broad market/style-specific index, the Bloomberg U.S. Mortgage-Backed Securities Index. Sector allocation and security selection within fixed-rate MBS lower coupons were significant contributors to relative Fund performance during the fiscal year. Duration and yield curve positioning proved to be the largest detractor from relative Fund performance for the fiscal year. The Fund’s modest exposure to out-of-index structured credit also detracted from relative Fund performance.

    The Fund utilizes duration and yield curve positioning for risk management and for generating returns. We believe duration measures a portfolio’s price sensitivity to interest rate changes, with a shorter duration tending to be less sensitive to these changes. Yield curve positioning refers to actively emphasizing points (maturities) along the yield curve with favorable risk-return expectations. During the fiscal year, duration was managed with cash, bonds and futures positions. Buying and selling interest rate futures contracts was an important tool we used to manage interest rate risk.

    Our strategy is implemented using derivative instruments, including futures, swaps and options. Therefore, a portion of the performance of the Fund, both positive and negative, can be attributed to these instruments. We believe derivatives can be a cost-effective way to gain or hedge exposure to certain risks and asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    We wish to remind you that the Fund is subject to interest rate risk, meaning when interest rates rise, the value of fixed-income securities tends to fall. The degree to which the value of fixed-income securities may decline due to rising interest rates may vary depending on the speed and magnitude of the increase in interest rates as well as individual security characteristics, such as price, maturity, duration and coupon and market forces such as supply and demand for similar securities. We are monitoring interest rates and the market, economic and geopolitical factors that may impact the direction, speed and magnitude of changes to interest rates across the maturity spectrum, including the potential impact of monetary policy changes by the Fed and certain foreign central banks. If interest rates continue to rise, markets may experience increased volatility, which may affect the value and/or liquidity of certain investments.

    We welcome new investors who joined the Fund during the year and thank you for your investment in Invesco Quality Income Fund.

1 Source: Bloomberg LP

Portfolio manager(s):

Mario Clemente

Clint Dudley

Brian Norris

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2 Invesco Quality Income Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/12

1	Source: RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3 Invesco Quality Income Fund

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges

Class A Shares
Inception (5/31/84)	5.25%
10 Years	0.19
5 Years	-1.68
1 Year	-16.21

Class C Shares
Inception (8/13/93)	3.16%
10 Years	0.03
5 Years	-1.56
1 Year	-13.98

Class R Shares
10 Years	0.35%
5 Years	-1.11
1 Year	-12.76

Class Y Shares
Inception (9/25/06)	2.31%
10 Years	0.88
5 Years	-0.57
1 Year	-12.26

Class R5 Shares
Inception (6/1/10)	1.70%
10 Years	0.93
5 Years	-0.55
1 Year	-12.26

Class R6 Shares
10 Years	0.85%
5 Years	-0.47
1 Year	-12.16

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen U.S. Mortgage Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen U.S. Mortgage Fund (renamed Invesco U.S. Mortgage Fund and subsequently Invesco Quality Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R shares incepted on May 15, 2020. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value, restated to reflect the higher 12b-1 fees applicable to Class R shares.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4 Invesco Quality Income Fund

Supplemental Information

Invesco Quality Income Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2022, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The Bloomberg U.S. Mortgage-Backed Securities Index represents mortgage-backed pass-through securities of Ginnie Mae, Fannie Mae and Freddie Mac.
∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5 Invesco Quality Income Fund

Fund Information

Portfolio Composition

By security type	% of total investments
U.S. Government Sponsored Agency Mortgage- Backed Securities	82.53%
Asset-Backed Securities	6.22
Commercial Paper	5.83
Certificate of Deposit	2.46
Security types each less than 1% of portfolio	1.11
Money Market Funds	1.85

Top Five Debt Issuers*

% of total net assets
1. Federal National Mortgage Association	68.35%
2. Federal Home Loan Mortgage Corp.	23.67
3. Government National Mortgage Association	15.25
4. Canadian Imperial Bank of Commerce	3.38
5. Societe Generale S.A.	2.92

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*	Excluding money market fund holdings, if any.

Data presented here are as of December 31, 2022.

6 Invesco Quality Income Fund

Schedule of Investments

December 31, 2022

	Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–113.23%

Collateralized Mortgage Obligations–5.96%
Fannie Mae Grantor Trust, 7.50%, 01/19/2039(a)	$115,285	$ 116,234

Fannie Mae Interest STRIPS, IO, 7.50%, 05/25/2023 to 01/25/2032(b)	112,786	8,943

6.50%, 10/25/2024 to 02/25/2033(b)	1,155,965	174,376

7.00%, 02/25/2028(b)	211,229	20,417

8.00%, 05/25/2030(b)	267,718	47,595

6.00%, 02/25/2033 to 09/25/2035(b)(d)	1,480,015	227,907

5.50%, 11/25/2033 to 06/25/2035(b)	678,069	114,115

PO, 0.00%, 09/25/2032(c)	39,500	34,058

Fannie Mae REMICs, 3.50%, 09/25/2023 to 08/25/2042(b)	1,548,127	189,364

4.00%, 07/25/2024 to 08/25/2047(b)	898,704	591,773

2.50%, 12/25/2025 to 08/25/2049(b)	22,635,102	3,611,064

5.50%, 12/25/2025 to 07/25/2046(b)	489,577	207,787

7.00%, 03/18/2027 to 05/25/2033(b)	473,023	282,305

6.50%, 10/25/2028 to 05/25/2033(b)	125,171	113,618

5.39% (1 mo. USD LIBOR + 1.00%), 12/25/2031 to 12/25/2032(e)	362,363	364,500

5.34% (1 mo. USD LIBOR + 1.00%), 03/18/2032 to 12/18/2032(e)	306,405	308,810

4.89% (1 mo. USD LIBOR + 0.50%), 08/25/2032 to 06/25/2046(e)	1,099,226	1,083,402

4.84% (1 mo. USD LIBOR + 0.50%), 10/18/2032(e)	33,669	33,324

4.79% (1 mo. USD LIBOR + 0.40%), 03/25/2033 to 03/25/2042(e)	180,394	177,222

4.73% (1 mo. USD LIBOR + 0.34%), 06/25/2035(e)	804,512	792,351

4.74% (1 mo. USD LIBOR + 0.35%), 08/25/2035 to 10/25/2035(e)	659,276	652,231

8.47% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	129,317	150,263

8.11% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	86,274	100,783

8.11% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	86,162	95,130

5.33% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	641,375	645,427

4.84% (1 mo. USD LIBOR + 0.45%), 08/25/2037(e)	352,222	345,204

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
6.60%, 06/25/2039(a)	$347,396	$ 363,274

5.00%, 04/25/2040	198,257	196,044

2.00%, 05/25/2044 to 03/25/2051(b)	6,733,490	1,122,253

IO, 2.31% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024 to 05/25/2035(b)(e)	636,730	43,413

3.00%, 10/25/2026 to 07/25/2045(b)	8,265,161	4,481,678

8.00%, 08/18/2027 to 09/18/2027(b)	169,824	17,504

0.75%, 10/25/2031(b)	3,353	56

3.51% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(b)(e)	78,532	7,700

3.56% (7.90% - (1.00 x 1 mo. USD LIBOR)), 12/18/2031(b)(e)	62,892	4,875

3.56% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(b)(e)	50,236	4,648

3.66% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(b)(e)	120,066	12,037

3.71% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(b)(e)	161,633	16,689

2.61% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 08/25/2032(b)(e)	264,172	19,024

3.41% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(b)(e)	55,395	5,669

3.61% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032 to 09/25/2032(b)(e)	358,825	39,253

3.76% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(b)(e)	222,717	19,424

3.86% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(b)(e)	293,553	39,056

6.00%, 05/25/2033(b)	15,988	2,796

1.66% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(b)(e)	875,132	49,411

2.36% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(b)(e)	51,069	3,346

2.21% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(b)(e)	176,804	10,221

2.26% (6.65% - (1.00 x 1 mo. USD LIBOR)), 03/25/2039(b)(e)	442,133	2,440

2.16% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(b)(e)	146,562	9,564

1.76% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(b)(e)	411,352	41,303

4.50%, 02/25/2043(b)	357,272	53,709

1.51% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(b)(e)	1,710,386	118,611

0.00%, 02/25/2056(d)	4,993,846	237,090

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7 Invesco Quality Income Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series KC02, Class X1, IO, 1.91%, 03/25/2024(d)	$217,192,043	$ 879,823

Series KC03, Class X1, IO, 0.63%, 11/25/2024(d)	21,067,303	204,926

0.50%, 09/25/2025(a)	56,601,408	638,888

Series K734, Class X1, IO, 0.65%, 02/25/2026(d)	16,713,087	265,190

Series K735, Class X1, IO, 1.10%, 05/25/2026(d)	15,654,848	406,243

Series K093, Class X1, IO, 0.95%, 05/25/2029(d)	13,203,973	630,136

Series Q004, Class AFL, 3.17%(12 mo. MTA Rate + 0.74%), 05/25/2044(e)	365,628	365,596

Freddie Mac REMICs, 5.00%, 09/15/2023	16,969	16,911

2.00%, 12/15/2023	177,734	174,149

2.66% (COFI 11 + 1.37%), 03/15/2024(e)	35,266	35,387

4.00%, 10/15/2024 to 03/15/2045(b)	308,566	194,370

3.50%, 11/15/2025 to 05/15/2032	689,479	664,535

3.00%, 07/15/2026 to 05/15/2040(b)	4,353,463	490,418

1.50%, 08/15/2027	5,999,327	5,327,181

6.95%, 03/15/2028	113,930	116,634

6.50%, 08/15/2028 to 03/15/2032	1,191,093	1,212,665

4.92% (1 mo. USD LIBOR + 0.60%), 01/15/2029 to 12/15/2032(e)	85,749	85,338

6.00%, 01/15/2029 to 04/15/2029	184,723	187,646

4.67% (1 mo. USD LIBOR + 0.35%), 02/15/2029(e)	98,700	97,661

5.02% (1 mo. USD LIBOR + 0.90%), 03/15/2029(e)	110,414	110,463

4.72% (1 mo. USD LIBOR + 0.40%), 06/15/2029 to 01/15/2033(e)	147,127	145,526

4.97% (1 mo. USD LIBOR + 0.65%), 07/15/2029(e)	26,172	26,069

8.00%, 03/15/2030	52,826	55,468

5.27% (1 mo. USD LIBOR + 0.95%), 08/15/2031(e)	82,047	82,552

4.82% (1 mo. USD LIBOR + 0.50%), 02/15/2032 to 03/15/2032(e)	248,883	246,349

5.32% (1 mo. USD LIBOR + 1.00%), 02/15/2032 to 03/15/2032(e)	168,125	169,269

4.87% (1 mo. USD LIBOR + 0.55%), 03/15/2032 to 10/15/2036(e)	483,392	476,162

8.92% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	23,125	27,176

4.62% (1 mo. USD LIBOR + 0.30%), 03/15/2036(e)	1,310,005	1,283,226

4.77% (1 mo. USD LIBOR + 0.45%), 07/15/2037(e)	68,008	66,885

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
3.66% (1 mo. USD LIBOR + 0.50%), 03/15/2042(e)	$113,991	$ 114,019

IO, 1.68% (6.00% - (1.00 x 1 mo. USD LIBOR)), 03/15/2024 to 04/15/2038(b)(e)	176,399	3,310

3.33% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026(b)(e)	16,718	447

2.50%, 09/15/2027 to 09/25/2048(b)	10,710,419	2,179,693

4.36% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(b)(e)	23,591	362

3.78% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029 to 09/15/2029(b)(e)	158,336	9,576

2.38% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(b)(e)	714,808	35,102

2.43% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(b)(e)	110,074	5,771

2.40% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(b)(e)	177,766	9,568

2.68% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(b)(e)	14,213	1,420

1.75% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(b)(e)	880,430	65,601

0.02%, 02/15/2039(d)	1,893,688	88,349

1.93% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(b)(e)	229,329	14,797

1.78% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(b)(e)	281,860	28,167

Freddie Mac Seasoned Loans Structured Transaction, Series 2019-1, Class A2, 3.50%, 05/25/2029	2,000,000	1,837,292

Freddie Mac STRIPS, IO, 3.00%, 12/15/2027(b)	385,804	20,575

3.27%, 12/15/2027(d)	98,194	4,535

6.50%, 02/01/2028(b)	23,810	2,523

7.00%, 09/01/2029(b)	225,263	31,485

7.50%, 12/15/2029(b)	15,240	2,311

8.00%, 06/15/2031(b)	391,628	75,944

6.00%, 12/15/2032(b)	81,837	10,592

0.00%, 12/01/2031 to 03/01/2032(c)	210,173	181,579

4.82%(1 mo. USD LIBOR + 0.50%), 05/15/2036(e)	560,615	558,218

Freddie Mac Structured Pass-Through Ctfs., 6.50%, 02/25/2043	1,256,343	1,311,445

Freddie Mac Whole Loan Securities Trust, Series 2015-SC02, Class 1A, 3.00%, 09/25/2045	256,601	237,751

		38,922,565

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8 Invesco Quality Income Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–23.67%
9.00%, 08/01/2022 to 05/01/2025	$3,057	$ 3,105

5.50%, 01/01/2024 to 11/01/2052	22,725,596	22,925,754

6.00%, 07/01/2024 to 10/01/2029	201,686	206,465

6.50%, 10/17/2024 to 04/01/2034	459,722	472,724

2.50%, 02/01/2031 to 10/01/2051	19,496,331	16,727,260

8.50%, 03/01/2031 to 08/01/2031	108,728	114,551

7.00%, 10/01/2031 to 10/01/2037	174,290	180,591

7.50%, 01/01/2032 to 08/01/2037	4,671,515	4,880,529

3.00%, 02/01/2032 to 05/01/2050	33,571,890	30,488,397

8.00%, 08/01/2032	69,254	72,477

5.00%, 01/01/2037 to 07/01/2052	9,510,486	9,462,291

4.50%, 05/01/2038 to 07/01/2052	17,507,468	17,087,287

5.35%, 07/01/2038 to 10/17/2038	1,053,785	1,062,374

5.45%, 11/25/2038	1,056,896	1,068,059

5.80%, 01/20/2039	443,662	442,845

4.00%, 06/01/2042 to 07/01/2049	18,200,973	17,506,823

3.50%, 09/01/2045 to 05/01/2050	18,503,923	17,150,578

2.00%, 12/01/2051 to 01/01/2052	17,878,430	14,697,400

		154,549,510

Federal National Mortgage Association (FNMA)–42.90%
2.00%, 03/01/2023 to 01/01/2052	60,965,237	51,707,679

5.00%, 03/01/2023 to 01/01/2041	2,131,761	2,164,037

6.00%, 05/01/2023 to 05/01/2040	1,527,686	1,573,101

7.00%, 07/01/2023 to 01/01/2036	1,321,713	1,355,361

6.50%, 08/01/2023 to 11/01/2038	2,194,033	2,262,941

5.50%, 01/01/2024 to 04/01/2038	2,924,184	2,998,284

4.50%, 07/01/2025 to 07/01/2044	3,815,890	3,786,791

7.50%, 02/01/2027 to 08/01/2037	1,857,445	1,927,500

3.59%, 10/01/2028	9,586,000	9,192,482

3.00%, 02/01/2029 to 01/01/2052	64,119,673	57,917,399

9.50%, 04/01/2030	5,019	5,130

5.63%, 08/01/2032	66,310	65,723

8.50%, 10/01/2032	152,386	163,153

8.00%, 04/01/2033	155,393	165,425

3.50%, 11/01/2034 to 05/01/2050	44,523,654	41,882,227

2.50%, 03/01/2035 to 04/01/2052	78,123,997	67,020,147

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–(continued)
5.45%, 01/01/2038	$243,415	$ 243,052

4.00%, 02/01/2042 to 03/01/2050	37,181,274	35,645,015

		280,075,447

Government National Mortgage Association (GNMA)–15.25%
7.00%, 05/15/2023 to 01/20/2030	169,885	171,577

6.50%, 01/15/2024 to 10/15/2028	21,873	22,537

3.00%, 12/16/2025 to 02/20/2050	2,772,748	2,493,130

6.00%, 06/15/2028 to 04/20/2029	73,683	75,366

7.50%, 06/15/2028 to 08/15/2028	105,181	105,485

8.00%, 09/15/2028	3,377	3,375

5.50%, 05/15/2033 to 10/15/2034	285,176	296,397

7.11%, 11/20/2033(a)	879,806	916,918

5.00%, 11/20/2037	345,256	340,689

5.90%, 01/20/2039(a)	783,987	807,658

4.52%, 07/20/2041(a)	784,713	773,185

2.44%, 09/20/2041	615,473	591,798

2.53% (1 mo. USD LIBOR + 0.45%), 07/20/2044(e)	432,554	422,631

3.50%, 05/20/2046 to 06/20/2050	12,020,479	11,204,576

4.00%, 02/20/2048 to 03/20/2050	4,276,716	4,079,280

IO, 2.32% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(b)(e)	1,255,644	72,647

4.50%, 09/16/2047(b)	746,463	124,535

1.87% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(b)(e)	666,873	58,431

TBA, 2.00%, 01/01/2053(f)	4,984,000	4,178,107

2.50%, 01/01/2053(f)	23,848,000	20,672,086

3.00%, 01/01/2053(f)	29,450,000	26,229,658

3.50%, 01/01/2053(f)	9,700,000	8,913,599

4.50%, 01/01/2053(f)	7,200,000	6,985,620

5.00%, 01/01/2053(f)	3,600,000	3,567,750

Series 2020-137, Class A, 1.50%, 04/16/2062	7,928,041	6,422,559

		99,529,594

Uniform Mortgage-Backed Securities–25.45%
TBA, 4.00%, 01/01/2038(f)	21,600,000	21,059,102

2.00%, 01/01/2053(f)	40,919,000	33,305,161

2.50%, 01/01/2053(f)	39,845,000	33,748,040

3.50%, 01/01/2053(f)	25,380,000	23,060,654

4.50%, 01/01/2053(f)	17,200,000	16,556,183

5.00%, 01/01/2053(f)	21,700,000	21,386,086

5.50%, 01/01/2053(f)	17,000,000	17,047,245

		166,162,471

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $826,402,006)		739,239,587

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9 Invesco Quality Income Fund

	Principal Amount	Value
Asset-Backed Securities–8.54%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, 0.77%, 10/25/2035(a)	$169,672	$143,482

Agate Bay Mortgage Trust, Series 2015-2, Class B1, 3.62%, 03/25/2045(a)(g)	1,557,736	1,437,056

Banc of America Funding Trust, Series 2006-3, Class 5A5, 5.50%, 03/25/2036	26,604	22,563

Series 2006-A, Class 1A1, 3.96%, 02/20/2036(a)	203,122	189,639

Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 3.37%, 03/25/2035(a)	788,618	731,385

Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(d)	13,075,027	259,717

BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.03%, 06/25/2056(a)(g)	3,241,125	2,855,618

CCG Receivables Trust, Series 2019-2, Class C, 2.89%, 03/15/2027(g)	405,000	400,333

CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 0.88%, 11/13/2050(d)	6,685,877	186,534

Chase Mortgage Finance Corp., Series 2016-2, Class M4, 3.75%, 12/25/2045(d)(g)	1,551,261	1,336,081

Series 2016-SH1, Class M3, 3.75%, 04/25/2045(a)(g)	1,235,505	1,036,508

Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, 3.94%, 12/25/2035(a)	14,667	12,399

Series 2007-A2, Class 2A1, 4.14%, 06/25/2035(a)	193,557	185,845

Series 2007-A2, Class 2A4, 4.14%, 06/25/2035(a)	178,806	170,761

Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class XA, IO, 0.99%, 11/10/2046(d)	4,868,428	23,190

Series 2017-C4, Class XA, IO, 1.04%, 10/12/2050(d)	17,229,581	591,572

Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, 3.88%, 08/25/2034(a)	60,062	55,092

Series 2005-11, Class A2A, 5.41% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	526,847	487,347

Series 2006-AR2, Class 1A2, 2.56%, 03/25/2036(a)	12,668	11,776

COMM Mortgage Trust, Series 2013-LC13, Class XA, IO, 0.96%, 08/10/2046(d)	17,617,012	61,707

Series 2015-CR24, Class XA, IO, 0.69%, 08/10/2048(d)	34,632,699	491,732

Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 02/25/2046(g)	852,765	817,626

	Principal Amount	Value
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 4.93% (1 mo. USD LIBOR + 0.54%), 02/25/2035(e)	$164,449	$146,253

Credit Suisse Mortgage Capital Trust, Series 2013-7, Class B1, 3.53%, 08/25/2043(a)(g)	1,319,993	1,234,932

Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, 3.50%, 05/25/2045(a)(g)	316,057	279,944

CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 5A1, 3.52%, 06/25/2034(a)	346,489	329,947

Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.46%, 06/27/2037(a)(g)	1,472,196	1,272,024

Galton Funding Mortgage Trust, Series 2018-1, Class A33, 3.50%, 11/25/2057(a)(g)	360,566	320,925

GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, 2.96%, 06/19/2035(a)	646,964	586,281

GSAA Home Equity Trust, Series 2007-7, Class A4, 4.93% (1 mo. USD LIBOR + 0.54%), 07/25/2037(e)	25,961	24,732

GSR Mortgage Loan Trust, Series 2004-12, Class 3A6, 1.46%, 12/25/2034(a)	179,184	158,548

Series 2005-AR4, Class 6A1, 3.65%, 07/25/2035(a)	107,523	98,957

Invitation Homes Trust, Series 2018-SFR4, Class C, 5.74% (1 mo. USD LIBOR + 1.40%), 01/17/2038(e)(g)	4,228,805	4,167,318

JP Morgan Mortgage Trust, Series 2005-A1, Class 3A1, 3.54%, 02/25/2035(a)	392,646	366,704

Series 2005-A3, Class 6A5, 3.08%, 06/25/2035(a)	221,559	216,486

Series 2014-1, Class 1A17, 0.79%, 01/25/2044(a)(g)	627,288	567,127

Series 2015-3, Class A3, 3.50%, 05/25/2045(a)(g)	599,413	539,538

Series 2017-5, Class A1, 3.21%, 10/26/2048(a)(g)	469,788	448,753

Series 2019-INV2, Class A15, 3.50%, 02/25/2050(a)(g)	151,325	132,919

Luminent Mortgage Trust, Series 2006-1, Class A1, 5.11% (1 mo. USD LIBOR + 0.72%), 04/25/2036(e)	30,976	25,444

MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 4.02%, 04/21/2034(a)	107,797	103,123

Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(a)	222,461	202,522

Series 2005-A, Class A1, 4.85% (1 mo. USD LIBOR + 0.46%), 03/25/2030(e)	276,592	253,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10 Invesco Quality Income Fund

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.87%, 12/15/2050(d)	$5,458,769	$187,800

Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(a)(g)	6,685,309	5,349,933

PRKCM Trust, Series 2021-AFC2, Class A1, 2.07%, 11/25/2056(a)(g)	8,004,746	6,670,314

Progress Residential Trust, Series 2020-SFR1, Class C, 2.18%, 04/17/2037(g)	2,500,000	2,268,840

Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A2, 4.93% (1 mo. USD LIBOR + 0.54%), 02/25/2046(e)	40,763	9,086

Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	29,272	22,582

Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(g)	5,610,803	3,425,495

SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(a)(g)	7,363,077	5,948,248

Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(a)(g)	382,099	344,546

Starwood Mortgage Residential Trust, Series 2021-6, Class A1, 1.92%, 11/25/2066(a)(g)	4,347,927	3,622,847

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 4.69% (1 mo. USD LIBOR + 0.30%), 09/25/2034(e)	235,508	203,074

Series 2004-20, Class 3A1, 3.56%, 01/25/2035(a)	45,170	44,582

Structured Asset Mortgage Investments II Trust, Series 2005-AR2, Class 2A1, 4.85% (1 mo. USD LIBOR + 0.46%), 05/25/2045(e)	468,100	409,537

Structured Asset Sec Mortgage Pass-Through Ctfs., Series 2002-21A, Class B1II, 4.46%, 11/25/2032(a)	36,022	34,675

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.07%, 11/15/2050(d)	10,225,101	336,039

Vendee Mortgage Trust, Series 1999-3, Class IO, 0.00%, 10/15/2029(d)	3,971,528	4

Series 2001-3, Class IO, 0.00%, 10/15/2031(d)	2,023,618	2

Series 2002-2, Class IO, 0.00%, 01/15/2032(d)	5,591,653	628

Series 2002-3, Class IO, 0.27%, 08/15/2032(d)	6,478,111	36,837

Series 2003-1, Class IO, 0.07%, 11/15/2032(d)	10,368,219	21,958

Verus Securitization Trust, Series 2019-INV3, Class A2, 2.95%, 11/25/2059(a)(g)	1,088,778	1,029,401

	Principal Amount	Value
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 4.24%, 10/25/2033(a)	$138,635	$129,075

Series 2007-HY2, Class 2A1, 3.74%, 11/25/2036(a)	43,896	39,141

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(d)	9,105,595	310,669

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(g)	2,863,750	2,316,333

Total Asset-Backed Securities (Cost $67,406,559)		55,745,840

Commercial Paper–7.99%
Diversified Banks–7.99%
BPCE S.A. (France), 0.00%, 11/15/2023(g)	20,000,000	19,060,978

Societe Generale S.A. (France), 0.00%, 11/15/2023(g)	20,000,000	19,100,800

Svenska Handelsbanken AB (Sweden), 5.00%(SOFR + 0.69%), 08/29/2023(e)	14,000,000	14,012,374

Total Commercial Paper (Cost $52,136,167)		52,174,152

Certificates of Deposit–3.38%
Diversified Banks–3.38%
Canadian Imperial Bank of Commerce (Canada), 5.03% (SOFR + 0.73%), 08/04/2023(e) (Cost $22,000,000)	22,000,000	22,056,347

Agency Credit Risk Transfer Notes–1.32%
Fannie Mae Connecticut Avenue Securities, Series 2022-R03, Class 1M1, 6.03% (30 Day Average SOFR + 2.10%), 03/25/2042(e)(g)	4,809,045	4,778,042

Series 2022-R06, Class 1M1, 6.68% (30 Day Average SOFR + 2.75%), 05/25/2042(e)(g)	3,762,219	3,811,139

Total Agency Credit Risk Transfer Notes (Cost $8,571,264)		8,589,181

U.S. Treasury Securities–0.21%
U.S. Treasury Bills–0.21%
2.04% - 2.15%, 03/09/2023(h)(i)	442,000	438,617

3.35% - 4.65%, 05/11/2023(h)(i)	931,000	915,987

Total U.S. Treasury Securities (Cost $1,354,941)		1,354,604

	Shares
Money Market Funds–2.53%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(j)(k) (Cost $16,552,417)	16,552,417	16,552,417

TOTAL INVESTMENTS IN SECURITIES–137.20% (Cost $994,423,354)		895,712,128

OTHER ASSETS LESS LIABILITIES–(37.20)%		(242,861,758)

NET ASSETS–100.00%		$652,850,370

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11 Invesco Quality Income Fund

Investment Abbreviations:

COFI	– Cost of Funds Index
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MTA	– Moving Treasury Average
PO	– Principal Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on December 31, 2022.

(b)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(c)	Zero coupon bond issued at a discount.
(d)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on December 31, 2022.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on December 31, 2022.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1J.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at December 31, 2022 was $94,573,618, which represented 14.49% of the Fund’s Net Assets.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value December 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,273,851	$286,710,779	$(279,432,213)	$-	$-	$16,552,417	$144,569
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	10,464,062	(10,464,062)	-	-	-	71*
Invesco Private Prime Fund	-	10,618,727	(10,618,727)	-	-	-	147*
Total	$9,273,851	$307,793,568	$(300,515,002)	$-	$-	$16,552,417	$144,787

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury Long Bonds	92	March-2023	$11,531,625	$(77,910)	$(77,910)
U.S. Treasury Ultra Bonds	22	March-2023	2,954,875	(3,094)	(3,094)
Subtotal–Long Futures Contracts				(81,004)	(81,004)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 Invesco Quality Income Fund

Open Futures Contracts–(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	285	March-2023	$(58,447,266)	$(14,773)	$(14,773)
U.S. Treasury 5 Year Notes	471	March-2023	(50,834,883)	29,929	29,929
U.S. Treasury 10 Year Notes	165	March-2023	(18,528,984)	108,281	108,281
U.S. Treasury 10 Year Ultra Notes	54	March-2023	(6,387,188)	201,656	201,656
Subtotal–Short Futures Contracts				325,093	325,093
Total Futures Contracts				$244,089	$244,089

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13 Invesco Quality Income Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments in unaffiliated securities, at value (Cost $ 977,870,937)	$879,159,711

Investments in affiliated money market funds, at value (Cost $ 16,552,417)	16,552,417

Other investments:
Variation margin receivable – futures contracts	86,260

Cash collateral – TBA commitments	1,315,459

Receivable for:
Investments sold	923

TBA sales commitment	61,503,903

Fund shares sold	231,299

Interest	2,384,051

Principal paydowns	211

Investment for trustee deferred compensation and retirement plans	191,600

Other assets	382,167

Total assets	961,808,001

Liabilities:
Payable for:
TBA sales commitment	301,576,231

Dividends	269,272

Fund shares reacquired	5,292,032

Amount due custodian	1,065,127

Accrued fees to affiliates	367,317

Accrued trustees’ and officers’ fees and benefits	3,570

Accrued other operating expenses	183,433

Trustee deferred compensation and retirement plans	200,649

Total liabilities	308,957,631

Net assets applicable to shares outstanding	$652,850,370

Net assets consist of:
Shares of beneficial interest	$879,353,150

Distributable earnings (loss)	(226,502,780)

$652,850,370

Net Assets:
Class A	$511,108,114
Class C	$ 19,024,508
Class R	$ 19,496,756
Class Y	$ 82,041,638
Class R5	$ 138,952
Class R6	$ 21,040,402

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	52,906,102
Class C	1,981,198
Class R	2,019,563
Class Y	8,459,432
Class R5	14,365
Class R6	2,169,515
Class A:
Net asset value per share	$ 9.66
Maximum offering price per share (Net asset value of $9.66 ÷ 95.75%)	$ 10.09
Class C:
Net asset value and offering price per share	$ 9.60
Class R:
Net asset value and offering price per share	$ 9.65
Class Y:
Net asset value and offering price per share	$ 9.70
Class R5:
Net asset value and offering price per share	$ 9.67
Class R6:
Net asset value and offering price per share	$ 9.70

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14 Invesco Quality Income Fund

Statement of Operations

For the year ended December 31, 2022

Investment income:
Interest (net of foreign withholding taxes of $2,060)	$17,638,674

Dividends from affiliated money market funds (includes net securities lending income of $122)	144,691

Total investment income	17,783,365

Expenses:
Advisory fees	3,106,827

Administrative services fees	108,820

Custodian fees	20,857

Distribution fees:
Class A	1,431,944

Class C	240,836

Class R	107,985

Transfer agent fees – A, C, R and Y	1,010,393

Transfer agent fees – R5	217

Transfer agent fees – R6	8,052

Trustees’ and officers’ fees and benefits	22,391

Registration and filing fees	90,897

Reports to shareholders	79,101

Professional services fees	62,602

Other	20,862

Total expenses	6,311,784

Less: Fees waived and/or expense offset arrangement(s)	(16,012)

Net expenses	6,295,772

Net investment income	11,487,593

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(38,400,252)

Futures contracts	2,448,750

(35,951,502)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(81,210,164)

Futures contracts	903,683

(80,306,481)

Net realized and unrealized gain (loss)	(116,257,983)

Net increase (decrease) in net assets resulting from operations	$(104,770,390)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15 Invesco Quality Income Fund

Statement of Changes in Net Assets

For the years ended December 31, 2022 and 2021

	2022	2021

Operations:
Net investment income	$11,487,593	$5,865,498

Net realized gain (loss)	(35,951,502)	3,622,147

Change in net unrealized appreciation (depreciation)	(80,306,481)	(25,410,576)

Net increase (decrease) in net assets resulting from operations	(104,770,390)	(15,922,931)

Distributions to shareholders from distributable earnings:
Class A	(16,334,116)	(23,336,759)

Class C	(478,546)	(980,466)

Class R	(548,387)	(725,039)

Class Y	(2,663,489)	(5,164,083)

Class R5	(6,617)	(15,287)

Class R6	(872,066)	(1,152,084)

Total distributions from distributable earnings	(20,903,221)	(31,373,718)

Share transactions–net:
Class A	(87,661,083)	(84,007,942)

Class C	(9,564,788)	(19,118,430)

Class R	(1,496,150)	(2,029,383)

Class Y	(9,384,216)	(72,778,157)

Class R5	(302,893)	114,913

Class R6	(7,666,318)	2,041,712

Net increase (decrease) in net assets resulting from share transactions	(116,075,448)	(175,777,287)

Net increase (decrease) in net assets	(241,749,059)	(223,073,936)

Net assets:
Beginning of year	894,599,429	1,117,673,365

End of year	$652,850,370	$894,599,429

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16 Invesco Quality Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Year ended 12/31/22	$11.36	$0.16	$(1.57)	$(1.41)	$(0.29)	$9.66	(12.52	)%(d)	$511,108	0.85	%(d)	0.85	%(d)	1.53	%(d)	520%
Year ended 12/31/21	11.90	0.07	(0.25)	(0.18)	(0.36)	11.36	(1.55	)(e)	697,347	0.84	(e)	0.86	(e)	0.57	(e)	401
Year ended 12/31/20	11.72	0.26	0.36	0.62	(0.44)	11.90	5.33	(e)	816,715	0.83	(e)	0.85	(e)	2.15	(e)	979
Year ended 12/31/19	11.48	0.35	0.33	0.68	(0.44)	11.72	5.97	(d)	301,996	0.92	(d)	0.92	(d)	3.04	(d)	448
Year ended 12/31/18	11.95	0.36	(0.38)	(0.02)	(0.45)	11.48	(0.15	)(d)	308,880	0.94	(d)	0.94	(d)	3.10	(d)	416
Class C
Year ended 12/31/22	11.28	0.08	(1.55)	(1.47)	(0.21)	9.60	(13.12)		19,025	1.61		1.61		0.77		520
Year ended 12/31/21	11.82	(0.02)	(0.25)	(0.27)	(0.27)	11.28	(2.35	)(e)	32,752	1.62	(e)	1.62	(e)	(0.21	)(e)	401
Year ended 12/31/20	11.64	0.16	0.37	0.53	(0.35)	11.82	4.57	(e)	53,821	1.60	(e)	1.60	(e)	1.38	(e)	979
Year ended 12/31/19	11.40	0.27	0.32	0.59	(0.35)	11.64	5.19		8,659	1.68		1.68		2.28		448
Year ended 12/31/18	11.87	0.27	(0.38)	(0.11)	(0.36)	11.40	(0.93)		9,179	1.70		1.70		2.34		416
Class R
Year ended 12/31/22	11.35	0.13	(1.57)	(1.44)	(0.26)	9.65	(12.76)		19,497	1.11		1.11		1.27		520
Year ended 12/31/21	11.89	0.03	(0.25)	(0.22)	(0.32)	11.35	(1.84)		24,551	1.12		1.12		0.29		401
Period ended 12/31/20(f)	11.79	0.14	0.21	0.35	(0.25)	11.89	2.99		27,785	1.10	(g)	1.10	(g)	1.88	(g)	979
Class Y
Year ended 12/31/22	11.40	0.18	(1.57)	(1.39)	(0.31)	9.70	(12.26)		82,042	0.61		0.61		1.77		520
Year ended 12/31/21	11.95	0.10	(0.26)	(0.16)	(0.39)	11.40	(1.35)		106,019	0.57		0.62		0.84		401
Year ended 12/31/20	11.77	0.29	0.36	0.65	(0.47)	11.95	5.59		185,925	0.52		0.61		2.46		979
Year ended 12/31/19	11.53	0.38	0.33	0.71	(0.47)	11.77	6.21		20,339	0.68		0.68		3.28		448
Year ended 12/31/18	12.00	0.39	(0.38)	0.01	(0.48)	11.53	0.11		13,189	0.70		0.70		3.34		416
Class R5
Year ended 12/31/22	11.37	0.19	(1.57)	(1.38)	(0.32)	9.67	(12.26)		139	0.57		0.57		1.81		520
Year ended 12/31/21	11.91	0.10	(0.25)	(0.15)	(0.39)	11.37	(1.29)		489	0.56		0.57		0.85		401
Year ended 12/31/20	11.76	0.30	0.33	0.63	(0.48)	11.91	5.42		395	0.46		0.46		2.52		979
Year ended 12/31/19	11.52	0.40	0.32	0.72	(0.48)	11.76	6.36		132,657	0.55		0.55		3.41		448
Year ended 12/31/18	12.00	0.40	(0.39)	0.01	(0.49)	11.52	0.16		142,812	0.56		0.56		3.48		416
Class R6
Year ended 12/31/22	11.40	0.20	(1.57)	(1.37)	(0.33)	9.70	(12.16)		21,040	0.50		0.50		1.88		520
Year ended 12/31/21	11.95	0.11	(0.26)	(0.15)	(0.40)	11.40	(1.30)		33,442	0.51		0.51		0.90		401
Year ended 12/31/20	11.77	0.30	0.36	0.66	(0.48)	11.95	5.69		33,032	0.46		0.46		2.52		979
Year ended 12/31/19	11.53	0.40	0.32	0.72	(0.48)	11.77	6.35		22,379	0.55		0.55		3.41		448
Year ended 12/31/18	12.00	0.40	(0.38)	0.02	(0.49)	11.53	0.25		19,097	0.56		0.56		3.48		416

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,606,141,382 in connection with the acquisition of Invesco Oppenheimer Limited-Term Government Fund into the Fund.

(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended December 31, 2022, 2019 and 2018, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% and 0.99% for Class A and Class C shares for the years ended December 31, 2021 and 2020, respectively.

(f)	Commencement date of May 15, 2020 for Class R.
(g)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17 Invesco Quality Income Fund

Notes to Financial Statements

December 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Quality Income Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income

18 Invesco Quality Income Fund

and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2022, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

I.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk

19 Invesco Quality Income Fund

and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

K.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

L.

Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of a Fund that holds securities of that entity will be adversely impacted.

Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $100 million	0.4700%
Next $150 million	0.4400%
Next $250 million	0.4125%
Next $2 billion	0.3825%
Next $2.5 billion	0.3800%
Next $2.5 billion	0.3650%
Next $2.5 billion	0.3400%
Next $2.5 billion	0.2950%
Over $12.5 billion	0.2700%

For the year ended December 31, 2022, the effective advisory fee rate incurred by the Fund was 0.42%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

20 Invesco Quality Income Fund

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the year ended December 31, 2022, the Adviser waived advisory fees of $6,638.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2022, IDI advised the Fund that IDI retained $26,289 in front-end sales commissions from the sale of Class A shares and $649 and $625 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	-	Prices are determined using quoted prices in an active market for identical assets.
Level 2	-	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	-	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Government Sponsored Agency Mortgage-Backed Securities	$–	$739,239,587	$–	$739,239,587

Asset-Backed Securities	–	55,745,840	–	55,745,840

Commercial Paper	–	52,174,152	–	52,174,152

Certificate of Deposit	–	22,056,347	–	22,056,347

Agency Credit Risk Transfer Notes	–	8,589,181	–	8,589,181

U.S. Treasury Securities	–	1,354,604	–	1,354,604

Money Market Funds	16,552,417	–	–	16,552,417

Total Investments in Securities	16,552,417	879,159,711	–	895,712,128

Other Investments - Assets*

Futures Contracts	339,866	–	–	339,866

Other Investments - Liabilities*

Futures Contracts	(95,777)	–	–	(95,777)

Total Other Investments	244,089	–	–	244,089

Total Investments	$16,796,506	$879,159,711	$–	$895,956,217

*	Unrealized appreciation (depreciation).

21 Invesco Quality Income Fund

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2022:

Value

Derivative Assets	Interest Rate Risk

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$339,866

Derivatives not subject to master netting agreements	(339,866)

Total Derivative Assets subject to master netting agreements	$–

Value

Interest
Derivative Liabilities	Rate Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(95,777)

Derivatives not subject to master netting agreements	95,777

Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the year ended December 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Interest
Rate Risk
Realized Gain:
Futures contracts	$2,448,750
Change in Net Unrealized Appreciation:
Futures contracts	903,683
Total	$3,352,433

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts
Average notional value	$126,484,817

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,374.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate

22 Invesco Quality Income Fund

by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2022 and 2021:

	2022	2021
Ordinary income*	$20,903,221	$31,373,718

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2022

Undistributed ordinary income	$2,536,801

Net unrealized appreciation (depreciation) – investments	(98,786,371)

Temporary book/tax differences	(184,617)

Capital loss carryforward	(130,068,593)

Shares of beneficial interest	879,353,150

Total net assets	$652,850,370

    The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and derivative instruments.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund has a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$73,818,980	$56,249,613	$130,068,593

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2022 was $0 and $20,841,653, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$1,638,951

Aggregate unrealized (depreciation) of investments	(100,425,322)

Net unrealized appreciation (depreciation) of investments	$(98,786,371)

    Cost of investments for tax purposes is $994,742,588.

NOTE 10–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of dollar rolls and paydowns, on December 31, 2022, undistributed net investment income was increased by $11,645,762 and undistributed net realized gain (loss) was decreased by $11,645,762. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.

NOTE 11–Share Information

		Summary of Share Activity
	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount
Sold:

Class A	3,372,175	$35,129,235	5,247,785	$ 61,226,557

Class C	390,796	4,059,915	442,265	5,135,542

Class R	352,401	3,685,988	457,434	5,336,274

Class Y	4,316,746	44,291,312	4,240,157	49,957,902

Class R5	18,411	194,453	9,444	110,786

Class R6	406,909	4,263,706	2,160,441	25,243,150

23 Invesco Quality Income Fund

		Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	1,370,790	$13,965,439	1,707,161	$19,856,606

Class C	41,871	424,011	72,652	840,995

Class R	53,209	540,200	61,299	712,320

Class Y	202,453	2,061,206	298,525	3,490,500

Class R5	517	5,374	1,271	14,775

Class R6	63,882	654,044	79,035	922,272

Automatic conversion of Class C shares to Class A shares:
Class A	355,040	3,669,718	490,064	5,712,148

Class C	(357,288)	(3,669,718)	(493,153)	(5,712,148)

Reacquired:
Class A	(13,604,332)	(140,425,475)	(14,665,238)	(170,803,253)

Class C	(996,999)	(10,378,996)	(1,671,452)	(19,382,819)

Class R	(549,950)	(5,722,338)	(691,970)	(8,077,977)

Class Y	(5,360,927)	(55,736,734)	(10,800,066)	(126,226,559)

Class R5	(47,530)	(502,720)	(916)	(10,648)

Class R6	(1,234,913)	(12,584,068)	(2,070,983)	(24,123,710)

Net increase (decrease) in share activity	(11,206,739)	$(116,075,448)	(15,126,245)	$(175,777,287)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 11% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24 Invesco Quality Income Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Quality Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Quality Income Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

25 Invesco Quality Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2022 through December 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/22)	Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$962.20	$4.25	$1,020.87	$4.38	0.86%
Class C	1,000.00	958.10	8.00	1,017.04	8.24	1.62
Class R	1,000.00	960.80	5.54	1,019.56	5.70	1.12
Class Y	1,000.00	963.50	3.07	1,022.08	3.16	0.62
Class R5	1,000.00	963.60	2.72	1,022.43	2.80	0.55
Class R6	1,000.00	964.10	2.48	1,022.68	2.55	0.50

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

26 Invesco Quality Income Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2022:

Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.54%
Qualified Business Income*	0.00%
Business Interest Income*	100.00%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

27 Invesco Quality Income Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			189	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1 Invesco Quality Income Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	189	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	189	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	189	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds	189	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	189	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	189	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2 Invesco Quality Income Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			189	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	189	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	189	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	189	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3 Invesco Quality Income Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; and Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; Secretary, Invesco Indexing LLC; and Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; and Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4 Invesco Quality Income Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A

T-5 Invesco Quality Income Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6 Invesco Quality Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	VK-QINC-AR-1

Annual Report to Shareholders	December 31, 2022

Invesco Select Risk: Conservative Investor Fund

Nasdaq:

A: OACIX ∎ C: OCCIX ∎ R: ONCIX ∎ Y: OYCIX ∎ R5: PXCIX ∎ R6: PXCCX

2	Management’s Discussion
2	Performance Summary
3	Long-Term Fund Performance
5	Supplemental Information
7	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
20	Report of Independent Registered Public Accounting Firm
21	Fund Expenses
22	Tax Information
T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the fiscal year ended December 31, 2022, Class A shares of Invesco Select Risk: Conservative Investor Fund (the Fund), at net asset value (NAV), underper-formed the Custom Invesco Select Risk: Conservative Investor Index.

    Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-15.62%
Class C Shares	-16.42
Class R Shares	-15.90
Class Y Shares	-15.53
Class R5 Shares	-15.42
Class R6 Shares	-15.41
Bloomberg Global Aggregate USD Hedged Index▼	-11.22
MSCI All Country World Index▼	-18.36
Custom Invesco Select Risk: Conservative Investor Index∎	-12.45
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Global equity markets declined in the first half of 2022 amid volatility sparked by Russia’s invasion of Ukraine, rising commodity prices, rampant global inflation and central banks shifting toward tighter monetary policy. Russia’s invasion exacerbated inflationary pressures, disrupting already strained supply chains, and increasing shortages of oil, gas and raw materials, with the price of oil rising sharply.

    Inflation headwinds continued into the third quarter of 2022. The US Federal Reserve (the Fed), the European Central Bank and the Bank of England all raised interest rates. In contrast, the People’s Bank of China lowered its policy rate and the Bank of Japan kept rates the same. Emerging market equities, hampered by the strong US dollar, underper-formed developed market equities.

    Global equity markets posted gains for the fourth quarter of 2022, after better inflation data sparked a rally in October and Novem-ber. However, investor sentiment worsened in December after central banks signaled continued interest rate hikes into 2023 as inflation remained above target levels. International stocks outperformed US stocks in the fourth quarter, led by results in Europe and the UK. Emerging market equities also posted gains for the fourth quarter of 2022, boosted by China, which eased its zero-COVID-19 policy and started to reopen even as COVID-19 infections surged.

    Despite the rebound in the fourth quarter of 2022, at the end of the fiscal year ended December 31, 2022, trailing one-year returns for developed market equities and emerging market equities were both in negative territory.

    Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting pre-defined risk levels. From an absolute performance perspective, the portfolio’s allocation to variable rate fixed income was the leading contributor to positive performance. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year.

    From a relative performance perspective, the portfolio underperformed its custom benchmark, the Custom Invesco Select Risk: Conservative Investor Index, during the fiscal year. Underperformance was driven mainly by style selection within the fixed income allocation. Within the allocation, the Invesco 1-30 Laddered Treasury ETF and Invesco Taxable Municipal Bond ETF were the primary detractors.

    Conversely, allocations to other fixed income funds and allocations to style-specific US equities were the leading contributors to relative performance during the fiscal year. Within the allocation, the Invesco Variable Rate Investment Grade ETF, Invesco Master Loan Fund and Invesco S&P 500 Low Volatility ETF were the leading contributors.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Thank you for your continued investment in the Invesco Select Risk Series: Conservative Investor Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2 Invesco Select Risk: Conservative Investor Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/12

1	Source: RIMES Technologies Corp.
2	Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3 Invesco Select Risk: Conservative Investor Fund

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	1.48%
10 Years	1.85
5 Years	-0.70
1 Year	-20.30

Class C Shares
Inception (4/5/05)	1.44%
10 Years	1.80
5 Years	-0.36
1 Year	-17.24

Class R Shares
Inception (4/5/05)	1.52%
10 Years	2.15
5 Years	0.16
1 Year	-15.90

Class Y Shares
Inception (4/5/05)	2.08%
10 Years	2.67
5 Years	0.66
1 Year	-15.53

Class R5 Shares
10 Years	2.53%
5 Years	0.64
1 Year	-15.42

Class R6 Shares
10 Years	2.53%
5 Years	0.64
1 Year	-15.41

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppen-heimer Portfolio Series: Conservative Investor Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Select Risk: Conservative Investor Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures re-

flect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4 Invesco Select Risk: Conservative Investor Fund

Supplemental Information

Invesco Select Risk: Conservative Investor Fund’s investment objective is to seek total return.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2022, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The Bloomberg Global Aggregate USD Hedged Index tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.
∎	The Custom Invesco Select Risk: Conservative Investor Index is composed of 20% MSCI All Country World Index and 80% Bloomberg Global Aggregate USD Hedged Index.
∎

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for nonresident investors.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5                                    Invesco Select Risk: Conservative Investor Fund

Fund Information

Portfolio Composition*

By fund type	% of total investments

Fixed Income Funds	75.38%
Equity Funds	19.19
Alternative Funds	4.89
Money Market Funds	0.54

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security. Data presented here are as of December 31, 2022.

6                                    Invesco Select Risk: Conservative Investor Fund

Schedule of Investments

December 31, 2022

Invesco Select Risk: Conservative Investor Fund

Schedule of Investments in Affiliated Issuers-99.43%(a)

	% of Net Assets 12/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/22	Value 12/31/22

Alternative Funds-4.86%
Invesco Global Real Estate Income Fund, Class R6(b)	2.03%	$9,491,387	$948,799	$(838,142)	$(2,051,854)	$106,974	$123,284	979,261	$7,579,479

Invesco Macro Allocation Strategy Fund, Class R6(c)	2.83%	15,397,574	-	(3,139,914)	(1,411,237)	(250,169)	-	1,409,076	10,596,254

Total Alternative Funds		24,888,961	948,799	(3,978,056)	(3,463,091)	(143,195)	123,284		18,175,733

Domestic Equity Funds-11.76%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	1.42%	9,221,620	782,339	(2,096,792)	(2,441,981)	(171,230)	-	209,165	5,293,956

Invesco Main Street Small Cap Fund, Class R6	1.27%	7,136,773	295,366	(1,660,667)	(808,015)	(227,907)	28,945	264,704	4,735,550

Invesco Russell 1000® Dynamic Multifactor ETF	2.63%	8,354,904	4,537,538	(1,360,360)	(1,552,514)	(135,831)	150,533	229,244	9,843,737

Invesco S&P 500® Low Volatility ETF	2.56%	9,361,818	1,800,722	(861,400)	(722,037)	(9,056)	200,215	149,766	9,570,047

Invesco S&P 500® Pure Growth ETF	2.34%	11,701,142	2,831,566	(2,628,161)	(3,267,597)	92,754	65,263	57,580	8,729,704

Invesco S&P 500® Pure Value ETF	1.54%	5,837,219	1,140,151	(998,142)	(486,512)	261,662	128,922	73,793	5,754,378

Total Domestic Equity Funds		51,613,476	11,387,682	(9,605,522)	(9,278,656)	(189,608)	573,878		43,927,372

Fixed Income Funds-74.95%
Invesco 1-30 Laddered Treasury ETF	16.81%	55,884,739	27,846,171	(6,537,542)	(13,491,921)	(909,561)	1,144,527	2,185,586	62,791,886

Invesco Core Plus Bond Fund, Class R6	20.02%	82,291,759	14,670,530	(7,076,808)	(13,696,204)	(1,411,824)	2,769,752	8,208,283	74,777,453

Invesco Fundamental High Yield® Corporate Bond ETF	4.94%	30,588,539	-	(8,877,457)	(2,707,986)	(526,952)	738,164	1,079,214	18,476,144

Invesco Income Fund, Class R6	1.71%	17,642,100	341,016	(10,203,674)	(2,218,589)	841,637	341,017	934,670	6,402,490

Invesco International Bond Fund, Class R6(b)	4.25%	32,555,668	1,131,666	(13,701,467)	(2,973,254)	(531,079)	100,645	3,690,816	15,870,511

Invesco Master Loan Fund, Class R6	7.72%	36,457,653	2,108,768	(7,843,814)	(1,202,550)	(684,937)	2,112,347	1,902,680	28,835,120

Invesco Taxable Municipal Bond ETF	10.16%	65,933,415	1,862,795	(16,824,265)	(10,117,042)	(2,895,991)	1,411,479	1,476,426	37,958,912

Invesco Variable Rate Investment Grade ETF	9.34%	35,128,156	9,507,131	(9,215,857)	(505,730)	(35,486)	859,966	1,411,502	34,878,214

Total Fixed Income Funds		356,482,029	57,468,077	(80,280,884)	(46,913,276)	(6,154,193)	9,477,897		279,990,730

Foreign Equity Funds-7.32%
Invesco Developing Markets Fund, Class R6	1.54%	11,355,550	1,631,006	(4,553,465)	(657,578)	(2,015,414)	66,993	164,951	5,760,099

Invesco Global Infrastructure Fund, Class R6	0.99%	3,662,836	1,072,991	(634,149)	(463,996)	37,147	71,619	316,250	3,674,829

Invesco International Select Equity Fund, Class R6	1.22%	11,406,016	964,475	(5,146,413)	(1,377,334)	(1,286,318)	45,619	503,358	4,560,426

Invesco RAFI™ Strategic Developed ex-US ETF	1.56%	-	6,700,153	(273,160)	(596,541)	(6)	133,556	217,068	5,830,446

Invesco S&P Emerging Markets Low Volatility ETF	1.00%	-	4,258,467	-	(509,908)	-	103,819	162,910	3,748,559

Invesco S&P International Developed Low Volatility ETF	1.01%	9,348,410	116,918	(4,869,828)	(1,264,421)	437,242	206,929	140,714	3,768,321

Total Foreign Equity Funds		35,772,812	14,744,010	(15,477,015)	(4,869,778)	(2,827,349)	628,535		27,342,680

Money Market Funds-0.54%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(d)	0.19%	725,211	23,344,946	(23,369,204)	-	-	11,629	700,953	700,953

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(d)	0.13%	939,732	16,674,960	(17,114,436)	38	527	8,624	500,672	500,821

Invesco Treasury Portfolio, Institutional Class, 4.20%(d)	0.22%	828,813	26,679,938	(26,707,662)	-	-	13,152	801,089	801,089

Total Money Market Funds		2,493,756	66,699,844	(67,191,302)	38	527	33,405		2,002,863

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $418,731,126)	99.43%	471,251,034	151,248,412	(176,532,779)	(64,524,763)	(9,313,818)	10,836,999		371,439,378

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                                    Invesco Select Risk: Conservative Investor Fund

Invesco Select Risk: Conservative Investor Fund (continued)

Schedule of Investments in Affiliated Issuers-99.43%(a)

	% of Net Assets 12/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income		Shares 12/31/22	Value 12/31/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.00%
Invesco Private Government Fund, 4.28%(d)	-	$-	$30,840,672	$(30,840,672)	$-	$-	$34,559	(e)	-	$-

Invesco Private Prime Fund, 4.46%(d)	-	-	72,606,970	(72,613,324)	-	6,354	96,037	(e)		-

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	-	103,447,642	(103,453,996)	-	6,354	130,596			-

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $418,731,126)	99.43%	$471,251,034	$254,696,054	$(279,986,775)	$(64,524,763)	$(9,307,464)	$10,967,595			$371,439,378

OTHER ASSETS LESS LIABILITIES	0.57%									2,135,657

NET ASSETS	100.00%									$373,575,035

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(e)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E-Mini S&P 500 Index	5	March-2023	$965,250	$(26,823)	$(26,823)

Interest Rate Risk

Canada 10 Year Bonds	45	March-2023	4,072,932	(97,378)	(97,378)

Euro-BTP	54	March-2023	6,296,041	(463,236)	(463,236)

Euro-Bund	32	March-2023	4,553,435	(278,145)	(278,145)

Euro-OAT	59	March-2023	8,039,825	(548,199)	(548,199)

Japan 10 year Bonds	29	March-2023	32,142,182	(614,294)	(614,294)

Long Gilt	72	March-2023	8,695,736	(539,675)	(539,675)

Subtotal				(2,540,927)	(2,540,927)

Total Futures Contracts				$(2,567,750)	$(2,567,750)

(a)	Futures contracts collateralized by $1,862,841 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                                    Invesco Select Risk: Conservative Investor Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments in affiliated underlying funds, at value (Cost $418,731,126)	$371,439,378
Deposits with brokers:
Cash collateral – exchange-traded futures contracts	1,862,841
Cash	35,707
Receivable for:
Fund shares sold	694,105
Dividends - affiliated underlying funds	816,517
Investment for trustee deferred compensation and retirement plans	34,291
Other assets	45,623
Total assets	374,928,462

Liabilities:
Other investments:
Variation margin payable - futures contracts	161,698
Payable for:
Investments purchased - affiliated underlying funds	793,934
Fund shares reacquired	122,710
Accrued fees to affiliates	195,967
Accrued trustees’ and officers’ fees and benefits	9,030
Accrued other operating expenses	35,797
Trustee deferred compensation and retirement plans	34,291
Total liabilities	1,353,427
Net assets applicable to shares outstanding	$373,575,035

Net assets consist of:
Shares of beneficial interest	$434,398,048
Distributable earnings (loss)	(60,823,013)
$373,575,035

Net Assets:

Class A	$287,368,216
Class C	$38,358,772
Class R	$40,863,775
Class Y	$6,967,239
Class R5	$8,517
Class R6	$8,516

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	35,453,060
Class C	4,780,972
Class R	5,051,627
Class Y	855,960
Class R5	1,053
Class R6	1,053
Class A:
Net asset value per share	$8.11
Maximum offering price per share (Net asset value of $8.11 ÷ 94.50%)	$8.58
Class C:
Net asset value and offering price per share	$8.02
Class R:
Net asset value and offering price per share	$8.09
Class Y:
Net asset value and offering price per share	$8.14
Class R5:
Net asset value and offering price per share	$8.09
Class R6:
Net asset value and offering price per share	$8.09

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                                    Invesco Select Risk: Conservative Investor Fund

Statement of Operations

For the year ended December 31, 2022

Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $ 86,598)	$ 10,923,597
Interest	112,719
Total investment income	11,036,316

Expenses:
Custodian fees	12,106
Distribution fees:
Class A	742,836
Class C	459,402
Class R	216,622
Transfer agent fees – A, C, R and Y	482,689
Transfer agent fees – R5	2
Transfer agent fees – R6	2
Trustees’ and officers’ fees and benefits	20,986
Registration and filing fees	98,782
Reports to shareholders	34,392
Professional services fees	29,786
Other	16,580
Total expenses	2,114,185
Less: Expense offset arrangement(s)	(5,001)
Net expenses	2,109,184
Net investment income	8,927,132

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(9,307,464)
Foreign currencies	(28)
Futures contracts	(6,250,403)
(15,557,895)
Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(64,524,763)
Foreign currencies	80,875
Futures contracts	(2,241,299)
(66,685,187)
Net realized and unrealized gain (loss)	(82,243,082)
Net increase (decrease) in net assets resulting from operations	$(73,315,950)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                                    Invesco Select Risk: Conservative Investor Fund

Statement of Changes in Net Assets

For the years ended December 31, 2022 and 2021

	2022	2021

Operations:

Net investment income	$8,927,132	$8,260,691

Net realized gain (loss)	(15,557,895)	20,718,960

Change in net unrealized appreciation (depreciation)	(66,685,187)	(12,458,115)

Net increase (decrease) in net assets resulting from operations	(73,315,950)	16,521,536

Distributions to shareholders from distributable earnings:

Class A	(7,877,419)	(16,015,519)

Class C	(739,246)	(2,221,005)

Class R	(1,002,758)	(2,048,476)

Class Y	(203,313)	(364,777)

Class R5	(275)	(523)

Class R6	(275)	(895)

Total distributions from distributable earnings	(9,823,286)	(20,651,195)

Share transactions-net:

Class A	(6,424,050)	(91,535,827)

Class C	(11,238,113)	(8,582,614)

Class R	625,963	(1,783,064)

Class Y	602,418	(982,778)

Class R6	(7,827)	8,132

Net increase (decrease) in net assets resulting from share transactions	(16,441,609)	(102,876,151)

Net increase (decrease) in net assets	(99,580,845)	(107,005,810)

Net assets:

Beginning of year	473,155,880	580,161,690

End of year	$373,575,035	$473,155,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11 Invesco Select Risk: Conservative Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income to average net assets		Portfolio turnover(e)
Class A
Year ended 12/31/22	$9.88	$0.20	$(1.74)	$(1.54)	$(0.16)	$(0.07)	$(0.23)	$8.11	(15.62	)%(f)	$287,368	0.41	%(f)	0.41	%(f)	2.32	%(f)	21%
Year ended 12/31/21	10.03	0.17	0.14	0.31	(0.35)	(0.11)	(0.46)	9.88	3.11	(f)	357,004	0.37	(f)	0.42	(f)	1.68	(f)	27
Year ended 12/31/20	9.46	0.18	0.60	0.78	(0.21)	–	(0.21)	10.03	8.29	(f)	451,258	0.33	(f)	0.43	(f)	1.85	(f)	80
Eleven months ended 12/31/19	9.31	0.21	0.56	0.77	(0.33)	(0.29)	(0.62)	9.46	8.26		415,244	0.43	(g)	0.53	(g)	2.39	(g)	6
Year ended 01/31/19	9.67	0.22	(0.37)	(0.15)	(0.21)	–	(0.21)	9.31	(1.49)		396,318	0.42		0.52		2.35		45
Year ended 01/31/18	9.02	0.17	0.69	0.86	(0.21)	–	(0.21)	9.67	9.53		445,732	0.42		0.53		1.82		7
Class C
Year ended 12/31/22	9.77	0.14	(1.73)	(1.59)	(0.09)	(0.07)	(0.16)	8.02	(16.34)		38,359	1.17		1.17		1.56		21
Year ended 12/31/21	9.92	0.09	0.14	0.23	(0.27)	(0.11)	(0.38)	9.77	2.31		59,281	1.13		1.18		0.92		27
Year ended 12/31/20	9.35	0.10	0.61	0.71	(0.14)	–	(0.14)	9.92	7.55		68,581	1.09		1.19		1.09		80
Eleven months ended 12/31/19	9.20	0.14	0.55	0.69	(0.25)	(0.29)	(0.54)	9.35	7.48		88,939	1.19	(g)	1.29	(g)	1.63	(g)	6
Year ended 01/31/19	9.56	0.15	(0.38)	(0.23)	(0.13)	–	(0.13)	9.20	(2.30)		125,385	1.17		1.27		1.60		45
Year ended 01/31/18	8.92	0.10	0.67	0.77	(0.13)	–	(0.13)	9.56	8.69		139,290	1.17		1.28		1.06		7
Class R
Year ended 12/31/22	9.86	0.17	(1.74)	(1.57)	(0.13)	(0.07)	(0.20)	8.09	(15.90)		40,864	0.67		0.67		2.06		21
Year ended 12/31/21	10.01	0.14	0.14	0.28	(0.32)	(0.11)	(0.43)	9.86	2.84		49,057	0.63		0.68		1.42		27
Year ended 12/31/20	9.44	0.15	0.61	0.76	(0.19)	–	(0.19)	10.01	8.03		51,481	0.59		0.69		1.59		80
Eleven months ended 12/31/19	9.29	0.19	0.55	0.74	(0.30)	(0.29)	(0.59)	9.44	7.99		49,017	0.68	(g)	0.78	(g)	2.13	(g)	6
Year ended 01/31/19	9.65	0.20	(0.37)	(0.17)	(0.19)	–	(0.19)	9.29	(1.73)		44,044	0.67		0.77		2.10		45
Year ended 01/31/18	9.01	0.15	0.67	0.82	(0.18)	–	(0.18)	9.65	9.18		45,605	0.66		0.77		1.59		7
Class Y
Year ended 12/31/22	9.93	0.22	(1.76)	(1.54)	(0.18)	(0.07)	(0.25)	8.14	(15.53)		6,967	0.17		0.17		2.56		21
Year ended 12/31/21	10.08	0.20	0.14	0.34	(0.38)	(0.11)	(0.49)	9.93	3.38		7,785	0.13		0.18		1.92		27
Year ended 12/31/20	9.49	0.20	0.63	0.83	(0.24)	–	(0.24)	10.08	8.71		8,821	0.09		0.19		2.09		80
Eleven months ended 12/31/19	9.34	0.23	0.56	0.79	(0.35)	(0.29)	(0.64)	9.49	8.47		8,189	0.19	(g)	0.29	(g)	2.63	(g)	6
Year ended 01/31/19	9.71	0.24	(0.38)	(0.14)	(0.23)	–	(0.23)	9.34	(1.31)		6,671	0.18		0.28		2.59		45
Year ended 01/31/18	9.06	0.20	0.68	0.88	(0.23)	–	(0.23)	9.71	9.78		6,195	0.17		0.28		2.14		7
Class R5
Year ended 12/31/22	9.87	0.23	(1.75)	(1.52)	(0.19)	(0.07)	(0.26)	8.09	(15.42)		9	0.07		0.07		2.66		21
Year ended 12/31/21	10.03	0.20	0.14	0.34	(0.39)	(0.11)	(0.50)	9.87	3.38		10	0.10		0.15		1.95		27
Year ended 12/31/20	9.45	0.20	0.62	0.82	(0.24)	–	(0.24)	10.03	8.67		11	0.04		0.14		2.14		80
Period ended 12/31/19(h)	9.50	0.16	0.43	0.59	(0.35)	(0.29)	(0.64)	9.45	6.30		10	0.15	(g)	0.25	(g)	2.67	(g)	6
Class R6
Year ended 12/31/22	9.87	0.23	(1.75)	(1.52)	(0.19)	(0.07)	(0.26)	8.09	(15.41)		9	0.07		0.07		2.66		21
Year ended 12/31/21	10.03	0.20	0.14	0.34	(0.39)	(0.11)	(0.50)	9.87	3.37		18	0.10		0.15		1.95		27
Year ended 12/31/20	9.45	0.20	0.62	0.82	(0.24)	–	(0.24)	10.03	8.67		11	0.04		0.14		2.14		80
Period ended 12/31/19(h)	9.50	0.16	0.44	0.60	(0.36)	(0.29)	(0.65)	9.45	6.31		10	0.07	(g)	0.17	(g)	2.75	(g)	6

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.42%, 0.47% and 0.55% for the years ended December 31, 2022, 2021 and 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.46%, 0.48% and 0.53% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended December 31, 2022, 2021 and 2020, respectively.

(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12 Invesco Select Risk: Conservative Investor Fund

Notes to Financial Statements

December 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

13 Invesco Select Risk: Conservative Investor Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are

14 Invesco Select Risk: Conservative Investor Fund

net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2022, the Fund paid the Adviser $8,856 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.

Other Risks – Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

N.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the

15 Invesco Select Risk: Conservative Investor Fund

Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective May 1, 2022, the Adviser has contractually agreed, through at least April 30, 2024, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.50%, 1.25%, 0.75%, 0.25%, 0.25%, and 0.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to May 1, 2022, the Adviser had contractually agreed to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.50%, 1.25%, 0.75%, 0.25%, 0.20% and 0.15%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2024. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2022, IDI advised the Fund that IDI retained $38,986 in front-end sales commissions from the sale of Class A shares and $11,587 and $1,870 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$369,436,515	$-	$-	$369,436,515

Money Market Funds	2,002,863	-	-	2,002,863

Total Investments in Securities	371,439,378	-	-	371,439,378

Other Investments - Liabilities*

Futures Contracts	(2,567,750)	-	-	(2,567,750)

Total Investments	$368,871,628	$-	$-	$368,871,628

*	Unrealized appreciation (depreciation).

16 Invesco Select Risk: Conservative Investor Fund

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2022:

	Value
Derivative Liabilities	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts -Exchange-Traded(a)	$(26,823)	$(2,540,927)	$(2,567,750)

Derivatives not subject to master netting agreements	26,823	2,540,927	2,567,750

Total Derivative Liabilities subject to master netting agreements	$-	$-	$-

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the year ended December 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss): Futures contracts	$(176,681)	$(6,073,722)	$(6,250,403)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(51,638)	(2,189,661)	(2,241,299)

Total	$(228,319)	$(8,263,383)	$(8,491,702)

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$69,587,445

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,001.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2022 and 2021:

	2022	2021

Ordinary income*	$9,823,286	$20,651,195

*	Includes short-term capital gain distributions, if any.

17 Invesco Select Risk: Conservative Investor Fund

Tax Components of Net Assets at Period-End:

2022

Undistributed ordinary income	$2,973,489

Net unrealized appreciation (depreciation) – investments	(50,472,458)

Net unrealized appreciation – foreign currencies	56,717

Temporary book/tax differences	(38,696)

Capital loss carryforward	(13,342,065)

Shares of beneficial interest	434,398,048

Total net assets	$373,575,035

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to derivative instruments and wash sales .

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund does not have a capital loss carryforward as of December 31, 2022.

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$4,100,876	$9,241,189	$13,342,065

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2022 was $84,548,566 and $109,341,477, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$9,116,248
Aggregate unrealized (depreciation) of investments	(59,588,706)
Net unrealized appreciation (depreciation) of investments	$(50,472,458)

      Cost of investments for tax purposes is $419,344,086.

NOTE 10–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of foreign currency transactions and partnerships, on December 31, 2022, undistributed net investment income was decreased by $1,236,694 and undistributed net realized gain (loss) was increased by $1,236,694. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.

NOTE 11–Share Information

		Summary of Share Activity
	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021

	Shares	Amount	Shares	Amount
Sold:
Class A	7,485,091	$65,209,057	8,829,161	$90,142,169
Class C	739,809	6,427,846	1,312,657	13,172,393
Class R	930,994	8,142,117	940,856	9,573,909
Class Y	249,946	2,190,915	328,551	3,353,031
Class R6	11	98	765	7,770

Issued as reinvestment of dividends:
Class A	926,391	7,586,867	1,575,051	15,482,752
Class C	89,431	725,288	224,018	2,179,692
Class R	122,510	1,000,908	208,786	2,048,191
Class Y	22,710	186,675	32,815	323,891
Class R6	-	-	38	374

Automatic conversion of Class C shares to Class A shares:
Class A	760,823	6,720,693	771,456	7,832,170
Class C	(771,541)	(6,720,693)	(782,269)	(7,832,170)

18 Invesco Select Risk: Conservative Investor Fund

		Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021

	Shares	Amount	Shares	Amount

Reacquired:
Class A	(9,835,742)	$(85,940,667)	(20,030,567)	$(204,992,918)

Class C	(1,341,309)	(11,670,554)	(1,602,165)	(16,102,529)

Class R	(976,092)	(8,517,062)	(1,318,513)	(13,405,164)

Class Y	(200,955)	(1,775,172)	(452,556)	(4,659,700)

Class R6	(813)	(7,925)	(1)	(12)

Net increase (decrease) in share activity	(1,798,736)	$(16,441,609)	(9,961,917)	$(102,876,151)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

19 Invesco Select Risk: Conservative Investor Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: Conservative Investor Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: Conservative Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Financial Highlights
For each of the three years in the period ended December 31, 2022 and the eleven months ended December 31, 2019 for Class A, Class C, Class R and Class Y. For each of the three years in the period ended December 31, 2022 and the period May 24, 2019 (commencement of operations) through December 31, 2019 for Class R5 and Class R6.

The financial statements of Oppenheimer Portfolio Series: Conservative Investor Fund (subsequently renamed Invesco Select Risk: Conservative Investor Fund) as of and for the year ended January 31, 2019 and the financial highlights for each of the periods ended on or prior to January 31, 2019 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated March 25, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

20 Invesco Select Risk: Conservative Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2022 through December 31, 2022.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (07/01/22)	Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]
Class A	$1,000.00	$983.10	$2.10	$1,023.09	$2.14	0.42%
Class C	1,000.00	978.90	5.89	1,019.26	6.01	1.18
Class R	1,000.00	981.30	3.40	1,021.78	3.47	0.68
Class Y	1,000.00	984.50	0.90	1,024.30	0.92	0.18
Class R5	1,000.00	984.50	0.25	1,024.95	0.26	0.05
Class R6	1,000.00	984.50	0.25	1,024.95	0.26	0.05

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

21 Invesco Select Risk: Conservative Investor Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2022:

Federal and State Income Tax
Qualified Dividend Income*	10.49%
Corporate Dividends Received Deduction*	6.49%
U.S. Treasury Obligations*	15.17%
Qualified Business Income*	0.00%
Business Interest Income*	48.10%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$3,020,113

22 Invesco Select Risk: Conservative Investor Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc.

(formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			189	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1 Invesco Select Risk: Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	189

Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit)

Formerly: President and Director Director of Grahamtastic Connection (non-profit)

Cynthia Hostetler –1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	189	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	189	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management - Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			189

Formerly:

Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee

Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	189	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	189	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2                                    Invesco Select Risk: Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			189	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	189	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver - Daniels College of Business; and Managing Partner, KPMG LLP	189	None
Daniel S. Vandivort – 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	189	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3                                    Invesco Select Risk: Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; and Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.;Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; Secretary, Invesco Indexing LLC; and Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; and Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                                    Invesco Select Risk: Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes- 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5                                    Invesco Select Risk: Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6                                    Invesco Select Risk: Conservative Investor Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSCI-AR-1

Annual Report to Shareholders	December 31, 2022

Invesco Select Risk: Growth Investor Fund

Nasdaq:

A: AADAX ∎ C: AADCX ∎ R: AADRX ∎ S: AADSX ∎ Y: AADYX ∎ R5: AADIX ∎ R6: AAESX

2	Management’s Discussion

2	Performance Summary

3	Long-Term Fund Performance

5	Supplemental Information

7	Schedule of Investments

9	Financial Statements

12	Financial Highlights

13	Notes to Financial Statements

18	Report of Independent Registered Public Accounting Firm

19	Fund Expenses

20	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the fiscal year ended December 31, 2022, Class A shares of Invesco Select Risk: Growth Investor Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Select Risk: Growth Investor Index.

Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-18.79%
Class C Shares	-19.42
Class R Shares	-19.04
Class S Shares	-18.68
Class Y Shares	-18.59
Class R5 Shares	-18.57
Class R6 Shares	-18.57
Bloomberg Global Aggregate USD Hedged Index▼	-11.22
MSCI All Country World Index▼	-18.36
Custom Invesco Select Risk: Growth Investor Index∎	-16.81

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Global equity markets declined in the first half of 2022 amid volatility sparked by Russia’s invasion of Ukraine, rising commodity prices, rampant global inflation and central banks shifting toward tighter monetary policy. Russia’s invasion exacerbated inflationary pressures, disrupting already strained supply chains, and increasing shortages of oil, gas and raw materials, with the price of oil rising sharply.

    Inflation headwinds continued into the third quarter of 2022. The US Federal Reserve (the Fed), the European Central Bank and the Bank of England all raised interest rates. In contrast, the People’s Bank of China lowered its policy rate and the Bank of Japan kept rates the same. Emerging market equities, hampered by the strong US dollar, underperformed developed market equities.

    Global equity markets posted gains for the fourth quarter of 2022, after better inflation data sparked a rally in October and November. However, investor sentiment worsened in December after central banks signaled continued interest rate hikes into 2023 as inflation remained above target levels. International stocks outperformed US stocks in the fourth quarter, led by results in Europe and the UK. Emerging market equities also posted gains for the fourth quarter of 2022, boosted by China, which eased its zero-COVID-19 policy and started to reopen even as COVID-19 infections surged.

    Despite the rebound in the fourth quarter of 2022, at the end of the fiscal year ended December 31, 2022, trailing one-year returns for developed market equities and emerging market equities were both in negative territory.

    Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting pre-defined risk levels. From an absolute Fund performance perspective, an allocation to variable rate fixed income was slightly additive to performance and leading contributor to absolute return. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year.

    From a relative Fund performance perspective, the portfolio underperformed its custom benchmark, the Custom Invesco Select Risk: Growth Investor Index, during the fiscal year. Fund underperformance was driven mainly by manager selection within the equity allocations. Within the equity allocation, the Invesco Global Fund, Invesco Discovery Mid Cap Growth Fund and Invesco International Small-Mid Company Fund were the primary detractors.

    Conversely, allocations to other fixed income funds and allocations to style-specific equities were the leading contributors to relative performance during the fiscal year. Within the allocations, the Invesco S&P 500 Low Volatility ETF and Invesco Russell 1000 Dynamic Multifactor ETF were the leading contributors to relative performance.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

Thank you for your continued investment in the Invesco Select Risk: Growth Investor Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2	Invesco Select Risk: Growth Investor Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/12

1 Source: RIMES Technologies Corp.

2 Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3	Invesco Select Risk: Growth Investor Fund

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges

Class A Shares
Inception (4/30/04)	4.90%
10 Years	4.56
5 Years	1.53
1 Year	-23.26

Class C Shares
Inception (4/30/04)	4.89%
10 Years	4.53
5 Years	1.90
1 Year	-20.19

Class R Shares
Inception (4/30/04)	4.96%
10 Years	4.89
5 Years	2.41
1 Year	-19.04

Class S Shares
Inception (9/25/09)	6.38%
10 Years	5.26
5 Years	2.78
1 Year	-18.68

Class Y Shares
Inception (10/3/08)	6.23%
10 Years	5.41
5 Years	2.92
1 Year	-18.59

Class R5 Shares
Inception (4/30/04)	5.56%
10 Years	5.51
5 Years	2.98
1 Year	-18.57

Class R6 Shares
10 Years	5.36%
5 Years	3.01
1 Year	-18.57

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4	Invesco Select Risk: Growth Investor Fund

Supplemental Information

Invesco Select Risk: Growth Investor Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2022, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The Bloomberg Global Aggregate USD Hedged Index tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.
∎	The Custom Invesco Select Risk: Growth Investor Index is composed of 80% MSCI All Country World Index and 20% Bloomberg Global Aggregate USD Hedged Index.
∎

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5	Invesco Select Risk: Growth Investor Fund

Fund Information

Portfolio Composition*

By fund type	% of total investments

Equity Funds	77.82%

Fixed Income Funds	16.46

Alternative Funds	4.66

Money Market Funds	1.06

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security. Data presented here are as of December 31, 2022.

6	Invesco Select Risk: Growth Investor Fund

Schedule of Investments

December 31, 2022

Invesco Select Risk: Growth Investor Fund

Schedule of Investments in Affiliated Issuers–100.04%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	12/31/22	12/31/22
Alternative Funds–4.68%
Invesco Global Real Estate Income Fund, Class R6(b)	2.37%	$20,997,007	$7,219,682	$(1,557,175)	$(5,633,022)	$87,509	$343,202	2,702,431	$ 20,916,820
Invesco Macro Allocation Strategy Fund, Class R6(c)	2.31%	36,517,511	1,165,096	(13,644,644)	(1,987,919)	(1,627,393)	–	2,715,778	20,422,651
Total Alternative Funds		57,514,518	8,384,778	(15,201,819)	(7,620,941)	(1,539,884)	343,202		41,339,471
Domestic Equity Funds–43.87%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	5.88%	100,403,223	13,116,554	(33,921,323)	(21,560,885)	(6,186,230)	–	2,048,650	51,851,339
Invesco Main Street Small Cap Fund, Class R6	6.13%	94,165,710	330,684	(27,704,310)	(16,975,896)	4,285,316	330,684	3,024,120	54,101,504
Invesco Russell 1000® Dynamic Multifactor ETF	11.93%	81,758,365	50,862,827	(10,188,853)	(17,103,228)	(46,586)	1,533,693	2,451,852	105,282,525
Invesco S&P 500® Low Volatility ETF	8.17%	73,597,577	13,520,723	(9,193,824)	(6,363,551)	526,965	1,509,255	1,128,136	72,087,890
Invesco S&P 500® Pure Growth ETF(d)	5.15%	53,983,623	15,737,586	(8,267,074)	(15,854,027)	(146,065)	339,505	299,809	45,454,043
Invesco S&P SmallCap Low Volatility ETF	3.45%	85,222,001	1,239,316	(46,748,931)	(21,906,339)	12,635,847	1,028,987	681,713	30,441,894
Invesco Value Opportunities Fund, Class R6	3.16%	–	34,080,863	(4,032,822)	(1,909,512)	1,987,217	284,499	1,743,741	27,864,983
Total Domestic Equity Funds		489,130,499	128,888,553	(140,057,137)	(101,673,438)	13,056,464	5,026,623		387,084,178
Fixed Income Funds–16.55%
Invesco 1-30 Laddered Treasury ETF	1.96%	22,630,530	1,854,067	(2,510,296)	(4,534,837)	(141,533)	338,654	602,086	17,297,931
Invesco Core Plus Bond Fund, Class R6	7.35%	83,568,140	9,093,142	(13,391,937)	(11,632,916)	(2,776,414)	2,489,564	7,119,650	64,860,015
Invesco Income Fund, Class R6	1.03%	19,501,163	876,471	(9,569,258)	(1,771,403)	77,078	425,558	1,330,518	9,114,051
Invesco Master Loan Fund, Class R6	0.76%	–	7,867,746	(720,537)	(375,286)	(38,456)	391,251	444,307	6,733,467
Invesco Senior Floating Rate Fund, Class R6	0.95%	–	10,787,388	(1,632,867)	(650,881)	(100,855)	603,861	1,290,750	8,402,785
Invesco Taxable Municipal Bond ETF(d)	3.56%	41,940,018	5,305,489	(6,726,892)	(7,875,276)	(1,289,068)	1,093,308	1,219,536	31,354,271
Invesco Variable Rate Investment Grade ETF	0.94%	10,964,051	512,389	(3,056,003)	(136,953)	(9,958)	211,937	334,825	8,273,526
Total Fixed Income Funds		178,603,902	36,296,692	(37,607,790)	(26,977,552)	(4,279,206)	5,554,133		146,036,046
Foreign Equity Funds–34.38%
Invesco EQV Emerging Markets All Cap Fund, Class R6(e)	3.55%	35,943,960	5,042,630	(2,861,453)	(5,701,400)	(1,076,616)	500,726	1,013,486	31,347,121
Invesco Developing Markets Fund, Class R6	3.92%	58,510,292	12,548,305	(22,772,163)	(3,705,910)	(10,022,585)	422,496	989,632	34,557,939
Invesco Global Fund, Class R6	11.10%	125,308,070	37,833,901	(12,924,086)	(48,861,038)	8,664,708	(67)	1,293,772	97,964,429
Invesco Global Infrastructure Fund, Class R6	0.97%	11,842,646	180,999	(2,442,216)	(1,295,305)	296,499	180,999	738,608	8,582,623
Invesco International Select Equity Fund, Class R6	1.71%	39,560,007	2,135,453	(17,613,984)	(7,258,686)	(1,791,379)	150,364	1,659,096	15,031,411
Invesco International Small-Mid Company Fund, Class R6	3.58%	43,711,969	6,287,830	(4,910,297)	(12,027,879)	(1,390,195)	134,879	808,806	31,583,865
Invesco RAFI™ Strategic Developed ex-US ETF	4.71%	32,423,086	18,374,557	(4,530,343)	(4,965,323)	279,452	1,230,067	1,548,082	41,581,429
Invesco S&P Emerging Markets Low Volatility ETF	3.84%	25,738,837	16,707,739	(5,394,456)	(3,923,767)	764,986	1,057,559	1,472,983	33,893,339
Invesco S&P International Developed Low Volatility ETF	1.00%	34,156,890	233,058	(23,298,716)	(4,239,021)	1,959,453	569,931	329,039	8,811,664
Total Foreign Equity Funds		407,195,757	99,344,472	(96,747,714)	(91,978,329)	(2,315,677)	4,246,954		303,353,820
Money Market Funds–0.56%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(f)	0.20%	1,820,180	37,081,825	(37,197,930)	–	–	15,368	1,704,075	1,704,075

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Select Risk: Growth Investor Fund

Invesco Select Risk: Growth Investor Fund (continued)

Schedule of Investments in Affiliated Issuers–100.04%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/22	12/31/22

Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(f)	0.14%	$1,368,752	$26,487,018	$(26,607,801)	$126	$634		$14,519		1,248,355	$1,248,729

Invesco Treasury Portfolio, Institutional Class, 4.20%(f)	0.22%	2,080,205	42,379,229	(42,511,920)	–	–		20,925		1,947,514	1,947,514

Total Money Market Funds		5,269,137	105,948,072	(106,317,651)	126	634		50,812			4,900,318

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $911,926,670)	100.04%	1,137,713,813	378,862,567	(395,932,111)	(228,250,134)	4,922,331		15,221,724			882,713,833

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.51%
Invesco Private Government Fund, 4.28%(f)(g)	0.14%	2,048,942	117,333,035	(118,117,220)	–	–		16,619	(h)	1,264,757	1,264,757

Invesco Private Prime Fund, 4.46%(f)(g)	0.37%	4,780,865	265,937,394	(267,467,910)	–	1,882		46,924	(h)	3,252,231	3,252,231

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,516,988)	0.51%	6,829,807	383,270,429	(385,585,130)	–	1,882		63,543			4,516,988

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $916,443,658)	100.55%	$1,144,543,620	$762,132,996	$(781,517,241)	$(228,250,134)	$4,924,213	(i)	$15,285,267			$887,230,821

OTHER ASSETS LESS LIABILITIES	(0.55)%										(4,859,411)

NET ASSETS	100.00%										$882,371,410

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at December 31, 2022.
(e)	Effective February 28, 2022, the underlying fund’s name changed.
(f)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(h)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Fund	$12,057,126
Invesco International Small-Mid Company Fund	87,563
Invesco Value Opportunities Fund	2,260,763

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Select Risk: Growth Investor Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments in affiliated underlying funds, at value (Cost $916,443,658)*	$887,230,821

Cash	31,300

Receivable for:
Dividends - affiliated underlying funds	795,220

Fund shares sold	897,934

Investment for trustee deferred compensation and retirement plans	128,382

Other assets	54,087

Total assets	889,137,744

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	776,891

Fund shares reacquired	691,570

Collateral upon return of securities loaned	4,516,988

Accrued fees to affiliates	520,680

Accrued trustees’ and officers’ fees and benefits	3,875

Accrued other operating expenses	115,827

Trustee deferred compensation and retirement plans	140,503

Total liabilities	6,766,334

Net assets applicable to shares outstanding	$882,371,410

Net assets consist of:
Shares of beneficial interest	$901,873,788

Distributable earnings (loss)	(19,502,378)

$882,371,410

Net Assets:
Class A	$787,334,762

Class C	$40,057,912

Class R	$25,191,807

Class S	$17,950,612

Class Y	$11,673,083

Class R5	$45,216

Class R6	$118,018

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	60,912,607

Class C	3,149,055

Class R	1,955,219

Class S	1,390,946

Class Y	906,374

Class R5	3,481

Class R6	9,084

Class A:
Net asset value per share	$12.93

Maximum offering price per share (Net asset value of $12.93 ÷ 94.50%)	$13.68

Class C:
Net asset value and offering price per share	$12.72

Class R:
Net asset value and offering price per share	$12.88

Class S:
Net asset value and offering price per share	$12.91

Class Y:
Net asset value and offering price per share	$12.88

Class R5:
Net asset value and offering price per share	$12.99

Class R6:
Net asset value and offering price per share	$12.99

*	At December 31, 2022, securities with an aggregate value of $1,735,226 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Select Risk: Growth Investor Fund

Statement of Operations

For the year ended December 31, 2022

Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $81,077)	$15,302,801

Interest	160,932

Total investment income	15,463,733

Expenses:
Administrative services fees	138,049

Custodian fees	14,305

Distribution fees:
Class A	2,103,161

Class C	430,694

Class R	115,497

Class S	29,887

Transfer agent fees – A, C, R, S and Y	1,336,575

Transfer agent fees – R5	41

Transfer agent fees – R6	98

Trustees’ and officers’ fees and benefits	24,143

Registration and filing fees	118,574

Reports to shareholders	54,800

Professional services fees	36,905

Other	20,705

Total expenses	4,423,434

Less: Expense offset arrangement(s)	(9,962)

Net expenses	4,413,472

Net investment income	11,050,261

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(9,481,239)

Capital gain distributions from affiliated underlying fund shares	14,405,452

4,924,213

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(228,250,134)

Net realized and unrealized gain (loss)	(223,325,921)

Net increase (decrease) in net assets resulting from operations	$(212,275,660)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Select Risk: Growth Investor Fund

Statement of Changes in Net Assets

For the years ended December 31, 2022 and 2021

	2022	2021

Operations:
Net investment income	$11,050,261	$8,912,515

Net realized gain	4,924,213	79,356,776

Change in net unrealized appreciation (depreciation)	(228,250,134)	51,608,047

Net increase (decrease) in net assets resulting from operations	(212,275,660)	139,877,338

Distributions to shareholders from distributable earnings:
Class A	(43,731,932)	(60,863,717)

Class C	(2,022,504)	(2,894,317)

Class R	(1,310,594)	(1,476,979)

Class S	(1,019,840)	(1,492,207)

Class Y	(694,228)	(918,692)

Class R5	(2,647)	(3,107)

Class R6	(6,868)	(38,398)

Total distributions from distributable earnings	(48,788,613)	(67,687,417)

Share transactions–net:
Class A	3,419,049	5,099,523

Class C	(1,867,405)	(7,933,298)

Class R	5,448,140	3,156,194

Class S	(811,152)	(1,001,865)

Class Y	238,568	3,587,352

Class R5	8,007	(434,271)

Class R6	(443,787)	(226,919)

Net increase in net assets resulting from share transactions	5,991,420	2,246,716

Net increase (decrease) in net assets	(255,072,853)	74,436,637

Net assets:
Beginning of year	1,137,444,263	1,063,007,626

End of year	$882,371,410	$1,137,444,263

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Select Risk: Growth Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets(b)	Portfolio turnover (e)
Class A
Year ended 12/31/22	$16.85	$0.17	$(3.33)	$(3.16)	$(0.19)	$(0.57)	$(0.76)	$12.93	(18.79)%	$ 787,335	0.43%	0.43%	1.22%	29%
Year ended 12/31/21	15.80	0.14	1.98	2.12	(0.25)	(0.82)	(1.07)	16.85	13.55	1,017,511	0.45	0.45	0.83	19
Year ended 12/31/20	15.79	0.14	1.71	1.85	(0.27)	(1.57)	(1.84)	15.80	11.87	948,121	0.47	0.47	0.92	90
Year ended 12/31/19	14.37	0.28	2.68	2.96	(0.22)	(1.32)	(1.54)	15.79	20.59	889,968	0.49	0.49	1.76	32
Year ended 12/31/18	16.05	0.20	(1.53)	(1.33)	(0.20)	(0.15)	(0.35)	14.37	(8.27)	739,240	0.50	0.50	1.26	16
Class C
Year ended 12/31/22	16.62	0.06	(3.28)	(3.22)	(0.11)	(0.57)	(0.68)	12.72	(19.42)	40,058	1.18	1.18	0.47	29
Year ended 12/31/21	15.60	0.01	1.95	1.96	(0.12)	(0.82)	(0.94)	16.62	12.64	54,151	1.20	1.20	0.08	19
Year ended 12/31/20	15.64	0.02	1.70	1.72	(0.19)	(1.57)	(1.76)	15.60	11.09	58,187	1.22	1.22	0.17	90
Year ended 12/31/19	14.26	0.16	2.64	2.80	(0.10)	(1.32)	(1.42)	15.64	19.64	73,066	1.24	1.24	1.01	32
Year ended 12/31/18	15.91	0.08	(1.51)	(1.43)	(0.07)	(0.15)	(0.22)	14.26	(8.95)	118,925	1.25	1.25	0.51	16
Class R
Year ended 12/31/22	16.80	0.14	(3.33)	(3.19)	(0.16)	(0.57)	(0.73)	12.88	(19.04)	25,192	0.68	0.68	0.97	29
Year ended 12/31/21	15.76	0.10	1.97	2.07	(0.21)	(0.82)	(1.03)	16.80	13.24	26,032	0.70	0.70	0.58	19
Year ended 12/31/20	15.75	0.10	1.71	1.81	(0.23)	(1.57)	(1.80)	15.76	11.64	21,447	0.72	0.72	0.67	90
Year ended 12/31/19	14.34	0.24	2.66	2.90	(0.17)	(1.32)	(1.49)	15.75	20.26	20,690	0.74	0.74	1.51	32
Year ended 12/31/18	16.01	0.16	(1.52)	(1.36)	(0.16)	(0.15)	(0.31)	14.34	(8.49)	18,275	0.75	0.75	1.01	16
Class S
Year ended 12/31/22	16.82	0.19	(3.33)	(3.14)	(0.20)	(0.57)	(0.77)	12.91	(18.68)	17,951	0.33	0.33	1.32	29
Year ended 12/31/21	15.78	0.16	1.97	2.13	(0.27)	(0.82)	(1.09)	16.82	13.62	24,254	0.35	0.35	0.93	19
Year ended 12/31/20	15.77	0.15	1.72	1.87	(0.29)	(1.57)	(1.86)	15.78	11.98	23,627	0.37	0.37	1.02	90
Year ended 12/31/19	14.35	0.30	2.67	2.97	(0.23)	(1.32)	(1.55)	15.77	20.73	22,788	0.39	0.39	1.86	32
Year ended 12/31/18	16.03	0.22	(1.53)	(1.31)	(0.22)	(0.15)	(0.37)	14.35	(8.17)	20,700	0.40	0.40	1.36	16
Class Y
Year ended 12/31/22	16.79	0.21	(3.32)	(3.11)	(0.23)	(0.57)	(0.80)	12.88	(18.59)	11,673	0.18	0.18	1.47	29
Year ended 12/31/21	15.75	0.19	1.97	2.16	(0.30)	(0.82)	(1.12)	16.79	13.82	14,854	0.20	0.20	1.08	19
Year ended 12/31/20	15.74	0.17	1.72	1.89	(0.31)	(1.57)	(1.88)	15.75	12.16	10,589	0.22	0.22	1.17	90
Year ended 12/31/19	14.33	0.32	2.67	2.99	(0.26)	(1.32)	(1.58)	15.74	20.86	10,233	0.24	0.24	2.01	32
Year ended 12/31/18	16.02	0.24	(1.54)	(1.30)	(0.24)	(0.15)	(0.39)	14.33	(8.08)	8,271	0.25	0.25	1.51	16
Class R5
Year ended 12/31/22	16.93	0.22	(3.36)	(3.14)	(0.23)	(0.57)	(0.80)	12.99	(18.57)	45	0.13	0.13	1.52	29
Year ended 12/31/21	15.88	0.19	1.99	2.18	(0.31)	(0.82)	(1.13)	16.93	13.84	49	0.14	0.14	1.14	19
Year ended 12/31/20	15.86	0.19	1.72	1.91	(0.32)	(1.57)	(1.89)	15.88	12.20	453	0.14	0.14	1.25	90
Year ended 12/31/19	14.42	0.34	2.69	3.03	(0.27)	(1.32)	(1.59)	15.86	21.05	33	0.15	0.15	2.10	32
Year ended 12/31/18	16.12	0.26	(1.56)	(1.30)	(0.25)	(0.15)	(0.40)	14.42	(8.02)	25	0.16	0.16	1.60	16
Class R6
Year ended 12/31/22	16.93	0.22	(3.36)	(3.14)	(0.23)	(0.57)	(0.80)	12.99	(18.57)	118	0.13	0.13	1.52	29
Year ended 12/31/21	15.88	0.22	1.97	2.19	(0.32)	(0.82)	(1.14)	16.93	13.95	594	0.05	0.05	1.23	19
Year ended 12/31/20	15.85	0.19	1.73	1.92	(0.32)	(1.57)	(1.89)	15.88	12.27	584	0.14	0.14	1.25	90
Year ended 12/31/19	14.42	0.34	2.68	3.02	(0.27)	(1.32)	(1.59)	15.85	20.98	11	0.15	0.15	2.10	32
Year ended 12/31/18	16.11	0.26	(1.55)	(1.29)	(0.25)	(0.15)	(0.40)	14.42	(7.96)	10	0.16	0.16	1.60	16

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds 0.50%, 0.54%, 0.58%, 0.58% and 0.55% for the years ended December 31, 2022, 2021, 2020, 2019, and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Select Risk: Growth Investor Fund

Notes to Financial Statements

December 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital consistent with a higher level of risk relative to the broad stock market.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

13	Invesco Select Risk: Growth Investor Fund

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are

14	Invesco Select Risk: Growth Investor Fund

net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2022, the Fund paid the Adviser $7,708 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.

I.

Other Risks – Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

J.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through June 30, 2023, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.90%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on June 30, 2023. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2022, IDI advised the Fund that IDI retained $110,201 in front-end sales commissions from the sale of Class A shares and $16,523 and $2,592 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

15	Invesco Select Risk: Growth Investor Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$877,813,515	$–	$–	$877,813,515

Money Market Funds	4,900,318	4,516,988	–	9,417,306

Total Investments	$882,713,833	$4,516,988	$–	$887,230,821

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,962.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2022 and 2021:

	2022	2021

Ordinary income*	$12,187,211	$44,545,753

Long-term capital gain	36,601,402	23,141,664

Total distributions	$48,788,613	$67,687,417

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2022

Undistributed ordinary income	$6,005,217

Undistributed long-term capital gain	13,395,350

Net unrealized appreciation (depreciation) – investments	(38,801,436)

Temporary book/tax differences	(101,509)

Shares of beneficial interest	901,873,788

Total net assets	$882,371,410

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

16	Invesco Select Risk: Growth Investor Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund does not have a capital loss carryforward as of December 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2022 was $272,914,495 and $289,614,460, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$57,837,315

Aggregate unrealized (depreciation) of investments	(96,638,751)

Net unrealized appreciation (depreciation) of investments	$(38,801,436)

Cost of investments for tax purposes is $926,032,257.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of partnerships and distributions, on December 31, 2022, undistributed net investment income was increased by $685,426 and undistributed net realized gain was decreased by $685,426. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.

NOTE 10–Share Information

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	6,095,363	$87,099,917	5,767,516	$98,495,471

Class C	608,534	8,441,416	532,000	8,906,676

Class R	478,639	6,648,080	330,716	5,633,671

Class S	38,771	535,561	28,658	494,736

Class Y	196,578	2,798,081	360,974	6,177,497

Class R5	441	6,165	282	4,937

Class R6	6,104	87,020	197,960	3,408,627

Issued as reinvestment of dividends:
Class A	3,252,278	42,345,053	3,565,205	58,897,268

Class C	155,309	1,991,063	174,949	2,851,658

Class R	100,970	1,310,588	89,676	1,476,971

Class S	78,126	1,015,639	90,463	1,491,736

Class Y	46,853	608,157	49,021	806,880

Class R5	149	1,947	128	2,127

Class R6	409	5,355	2,127	35,307

Automatic conversion of Class C shares to Class A shares:
Class A	288,355	4,109,381	327,512	5,552,372

Class C	(293,223)	(4,109,381)	(332,773)	(5,552,372)

Reacquired:
Class A	(9,121,498)	(130,135,302)	(9,263,372)	(157,845,588)

Class C	(579,661)	(8,190,503)	(846,822)	(14,139,260)

Class R	(173,797)	(2,510,528)	(231,663)	(3,954,448)

Class S	(167,684)	(2,362,352)	(174,571)	(2,988,337)

Class Y	(221,563)	(3,167,670)	(197,595)	(3,397,025)

Class R5	(7)	(105)	(26,029)	(441,335)

Class R6	(32,502)	(536,162)	(201,811)	(3,670,853)

Net increase in share activity	756,944	$5,991,420	242,551	$2,246,716

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco Select Risk: Growth Investor Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: Growth Investor Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: Growth Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and broker; when replies were not received from the broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

18	Invesco Select Risk: Growth Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2022 through December 31, 2022.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/22)	Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,019.60	$2.29	$1,022.94	$2.29	0.45%
Class C	1,000.00	1,015.30	6.10	1,019.16	6.11	1.20
Class R	1,000.00	1,017.30	3.56	1,021.68	3.57	0.70
Class S	1,000.00	1,020.00	1.78	1,023.44	1.79	0.35
Class Y	1,000.00	1,020.80	1.02	1,024.20	1.02	0.20
Class R5	1,000.00	1,021.20	0.66	1,024.55	0.66	0.13
Class R6	1,000.00	1,020.50	0.61	1,024.60	0.61	0.12

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

19	Invesco Select Risk: Growth Investor Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2022:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$36,601,402
Qualified Dividend Income*	39.22%
Corporate Dividends Received Deduction*	22.80%
U.S. Treasury Obligations*	4.86%
Qualified Business Income*	2.22%
Business Interest Income*	16.48%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

20	Invesco Select Risk: Growth Investor Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] - 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			189	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Invesco Select Risk: Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown - 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	189	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	189	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones - 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	189	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman - 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			189	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	189	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	189	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Invesco Select Risk: Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			189	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	189	None
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver - Daniels College of Business; and Managing Partner, KPMG LLP	189	None
Daniel S. Vandivort - 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	189	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3	Invesco Select Risk: Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; and Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; Secretary, Invesco Indexing LLC; and Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; and Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Invesco Select Risk: Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes - 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Invesco Select Risk: Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. - 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6	Invesco Select Risk: Growth Investor Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	GAL-AR-1

Annual Report to Shareholders	December 31, 2022

Invesco Select Risk: High Growth Investor Fund

Nasdaq:

A: OAAIX ∎ C: OCAIX ∎ R: ONAIX ∎ Y: OYAIX ∎ R5: PXQIX ∎ R6: PXGGX

2	Management’s Discussion

2	Performance Summary

3	Long-Term Fund Performance

5	Supplemental Information

7	Schedule of Investments

9	Financial Statements

12	Financial Highlights

13	Notes to Financial Statements

20	Report of Independent Registered Public Accounting Firm

21	Fund Expenses

22	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the fiscal year ended December 31, 2022, Class A shares of Invesco Select Risk: High Growth Investor Fund (the Fund), at net asset value (NAV), underper-formed the Custom Invesco Select Risk: High Growth Investor Index.

  Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-19.59%
Class C Shares	-20.19
Class R Shares	-19.83
Class Y Shares	-19.42
Class R5 Shares	-19.38
Class R6 Shares	-19.38
Bloomberg Global Aggregate USD Hedged Index▼	-11.22
Custom Invesco Select Risk: High Growth Investor Index∎	-17.58
MSCI All Country World Index▼	-18.36
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Global equity markets declined in the first half of 2022 amid volatility sparked by Russia’s invasion of Ukraine, rising commodity prices, rampant global inflation and central banks shifting toward tighter monetary policy. Russia’s invasion exacerbated inflationary pressures, disrupting already strained supply chains, and increasing shortages of oil, gas and raw materials, with the price of oil rising sharply.

    Inflation headwinds continued into the third quarter of 2022. The US Federal Reserve (the Fed), the European Central Bank and the Bank of England all raised interest rates. In contrast, the People’s Bank of China lowered its policy rate and the Bank of Japan kept rates the same. Emerging market equities, hampered by the strong US dollar, underperformed developed market equities.

    Global equity markets posted gains for the fourth quarter of 2022, after better inflation data sparked a rally in October and November. However, investor sentiment worsened in December after central banks signaled continued interest rate hikes into 2023 as inflation remained above target levels. International stocks outperformed US stocks in the fourth quarter, led by results in Europe and the UK. Emerging market equities also posted gains for the fourth quarter of 2022, boosted by China, which eased its zero-COVID-19 policy and started to reopen even as COVID-19 infections surged.

    Despite the rebound in the fourth quarter of 2022, at the end of the fiscal year ended December 31, 2022, trailing one-year returns for developed market equities and emerging market equities were both in negative territory.

    Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting pre-defined risk levels. From an absolute performance perspective, an allocation to value style-specific US equity was slightly additive to performance and leading contributor to absolute return. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year.

    From a relative performance perspective, the portfolio underperformed its custom benchmark, the Custom Invesco Select Risk: High Growth Investor Index, during the fiscal year. Underperformance was driven mainly by manager selection within the equity allocations. Within the equity allocation, the Invesco Global Fund, Invesco Discovery Mid Cap Growth Fund and Invesco International Small-Mid Company Fund were the primary detractors.

    Conversely, allocations to other fixed income funds and allocations to style-specific equities were the leading contributors to relative performance during the fiscal year. Within the allocations, the Invesco S&P 500 Low Volatility ETF, Invesco Russell 1000 Dynamic Multifactor ETF and Invesco Value Opportunities Fund were the leading contributors to relative performance.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Thank you for your continued investment in the Invesco Select Risk: High Growth Investor Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2                     Invesco Select Risk: High Growth Investor Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 12/31/12

1	Source: RIMES Technologies Corp.

2	Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3                     Invesco Select Risk: High Growth Investor Fund

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	5.55%
10 Years	6.29
5 Years	1.82
1 Year	-24.02

Class C Shares
Inception (4/5/05)	5.52%
10 Years	6.25
5 Years	2.19
1 Year	-20.94

Class R Shares
Inception (4/5/05)	5.65%
10 Years	6.62
5 Years	2.70
1 Year	-19.83

Class Y Shares
Inception (4/5/05)	6.23%
10 Years	7.17
5 Years	3.23
1 Year	-19.42

Class R5 Shares
10 Years	7.01%
5 Years	3.20
1 Year	-19.38

Class R6 Shares
10 Years	7.02%
5 Years	3.22
1 Year	-19.38

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppenheimer Portfolio Series: Growth investor Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Select Risk: High Growth Investor Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4                     Invesco Select Risk: High Growth Investor Fund

Supplemental Information

Invesco Select Risk: High Growth Investor Fund’s investment objective is to seek total return.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2022, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

∎	The Custom Invesco Select Risk: High Growth Investor Index is composed of 90% MSCI All Country World Index and 10% Bloomberg Global Aggregate USD Hedged Index.
∎	The Bloomberg Global Aggregate USD Hedged Index tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.
∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5                     Invesco Select Risk: High Growth Investor Fund

Fund Information

Portfolio Composition*

By fund type	% of total investments

Equity Funds	86.75%
Fixed Income Funds	7.73
Alternative Funds	4.91
Money Market Funds	0.61

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security. Data presented here are as of December 31, 2022.

6                     Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund

Schedule of Investments in Affiliated Issuers–99.87%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	12/31/22	12/31/22

Alternative Funds–4.91%
Invesco Global Real Estate Income Fund, Class R6(b)	2.55%	$16,999,165	$7,334,185	$(1,030,138)	$(4,616,625)	$48,200	$292,730	2,399,415	$18,571,474

Invesco Macro Allocation Strategy Fund, Class R6(c)	2.36%	30,341,757	—	(10,185,451)	(1,750,247)	(1,236,876)	—	2,283,136	17,169,183

Total Alternative Funds		47,340,922	7,334,185	(11,215,589)	(6,366,872)	(1,188,676)	292,730		35,740,657

Domestic Equity Funds–49.03%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	7.33%	92,104,894	13,289,240	(25,301,220)	(23,203,206)	(3,475,609)	—	2,110,395	53,414,099

Invesco Main Street Small Cap Fund, Class R6	7.45%	91,731,825	1,582,305	(26,393,837)	(17,412,255)	4,774,944	331,793	3,034,264	54,282,982

Invesco Russell 1000® Dynamic Multifactor ETF	13.23%	78,126,469	45,936,291	(11,489,907)	(16,871,514)	679,595	1,445,656	2,244,549	96,380,934

Invesco S&P 500® Low Volatility ETF	8.44%	62,972,280	12,757,180	(8,982,017)	(5,781,425)	507,507	1,314,412	962,027	61,473,525

Invesco S&P 500® Pure Growth ETF	5.32%	48,345,453	11,644,896	(6,890,925)	(14,053,530)	(278,915)	299,278	255,702	38,766,979

Invesco S&P SmallCap Low Volatility ETF	3.96%	85,609,811	—	(47,509,606)	(21,859,784)	12,631,314	1,046,001	646,551	28,871,735

Invesco Value Opportunities Fund, Class R6	3.30%	—	28,564,398	(2,479,353)	(1,970,230)	1,919,265	245,859	1,506,907	24,080,373

Total Domestic Equity Funds		458,890,732	113,774,310	(129,046,865)	(101,151,944)	16,758,101	4,682,999		357,270,627

Fixed Income Funds–7.72%
Invesco 1-30 Laddered Treasury ETF	2.59%	19,087,172	7,099,149	(2,758,314)	(4,333,768)	(221,099)	355,559	656,914	18,873,140

Invesco Core Plus Bond Fund, Class R6	5.13%	37,925,185	11,882,563	(5,529,339)	(6,067,983)	(843,290)	1,312,936	4,101,771	37,367,136

Total Fixed Income Funds		57,012,357	18,981,712	(8,287,653)	(10,401,751)	(1,064,389)	1,668,495		56,240,276

Foreign Equity Funds–37.60%
Invesco EQV Emerging Markets All Cap Fund, Class R6	4.19%	31,951,687	7,716,026	(3,088,528)	(4,981,817)	(1,068,815)	487,651	987,021	30,528,553

Invesco Developing Markets Fund, Class R6	4.72%	46,647,242	6,728,438	(6,985,272)	(8,944,845)	(3,081,678)	399,670	984,075	34,363,885

Invesco Global Fund, Class R6	11.49%	111,165,102	27,130,795	(7,874,517)	(44,818,194)	8,407,505	0	1,105,496	83,708,176

Invesco Global Infrastructure Fund, Class R6	0.95%	9,740,850	145,046	(2,217,645)	(1,080,232)	309,717	145,046	593,609	6,897,736

Invesco International Select Equity Fund, Class R6	2.10%	37,078,186	1,389,455	(14,680,601)	(4,769,568)	(3,689,390)	153,331	1,691,841	15,328,082

Invesco International Small-Mid Company Fund, Class R6	4.03%	40,688,519	3,474,550	(1,841,765)	(12,545,617)	(329,228)	125,403	751,986	29,365,047

Invesco RAFI™ Strategic Developed ex-US ETF	5.43%	37,169,227	15,098,113	(7,895,030)	(4,819,107)	46,871	1,257,621	1,474,314	39,600,074

Invesco S&P Emerging Markets Low Volatility ETF	3.74%	23,360,609	10,968,036	(4,584,472)	(2,930,785)	470,766	859,038	1,185,752	27,284,154

Invesco S&P International Developed Low Volatility ETF	0.95%	33,289,145	—	(24,432,389)	(3,893,443)	1,936,554	491,397	257,650	6,899,867

Total Foreign Equity Funds		371,090,567	72,650,459	(73,600,219)	(88,783,608)	3,002,302	3,919,157		273,975,574

Money Market Funds–0.61%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(d)	0.21%	1,983,970	28,117,812	(28,583,281)	—	—	12,021	1,518,501	1,518,501

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(d)	0.16%	1,781,818	20,084,152	(20,666,022)	95	473	14,352	1,200,156	1,200,516

Invesco Treasury Portfolio, Institutional Class, 4.20%(d)	0.24%	2,267,394	32,134,643	(32,666,607)	—	—	17,856	1,735,430	1,735,430

Total Money Market Funds		6,033,182	80,336,607	(81,915,910)	95	473	44,229		4,454,447

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $695,723,844)	99.87%	940,367,760	293,077,273	(304,066,236)	(206,704,080)	17,507,811	10,607,610		727,681,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund (continued)

Schedule of Investments in Affiliated Issuers–99.87%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/22	12/31/22

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.28%(d)(e)	0.00%	$374,772	$22,958,708	$(23,333,109)	$—	$—		$3,453	(f)	371	$371

Invesco Private Prime Fund, 4.46%(d)(e)	0.00%	874,467	57,189,720	(58,066,001)	—	2,767		10,717	(f)	953	953

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,324)	0.00%	1,249,239	80,148,428	(81,399,110)	—	2,767		14,170			1,324

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $695,725,168)	99.87%	$941,616,999	$373,225,701	$(385,465,346)	$(206,704,080)	$17,510,578	(g)	$10,621,780			$727,682,905

OTHER ASSETS LESS LIABILITIES	0.13%										927,040

NET ASSETS	100.00%										$728,609,945

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(f)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Fund	$10,302,515
Invesco International Small-Mid Company Fund	81,412
Invesco Value Opportunities Fund	1,953,707

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E-Mini S&P 500 Index	27	March-2023	$5,212,350	$(144,842)	$(144,842)

MSCI Emerging Markets Index	6	March-2023	287,820	(5,007)	(5,007)

Nikkei 225 Index	1	March-2023	198,720	(12,119)	(12,119)

S&P/TSX 60 Index	1	March-2023	172,807	(5,960)	(5,960)

SPI 200 Index	1	March-2023	119,013	(2,817)	(2,817)

STOXX Europe 600 Index	28	March-2023	635,569	(18,982)	(18,982)

Total Futures Contracts				$(189,727)	$(189,727)

(a) Futures contracts collateralized by $417,493 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Select Risk: High Growth Investor Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments in affiliated underlying funds, at value (Cost $695,725,168)	$727,682,905

Other investments:
Variation margin receivable – futures contracts	144,791

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	417,493

Cash	323,204

Receivable for:
Dividends - affiliated underlying funds	262,371

Fund shares sold	623,200

Investment for trustee deferred compensation and retirement plans	43,280

Other assets	48,137

Total assets	729,545,381

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	246,925

Fund shares reacquired	257,180

Collateral upon return of securities loaned	1,324

Accrued fees to affiliates	323,172

Accrued trustees’ and officers’ fees and benefits	12,428

Accrued other operating expenses	51,127

Trustee deferred compensation and retirement plans	43,280

Total liabilities	935,436

Net assets applicable to shares outstanding	$728,609,945

Net assets consist of:
Shares of beneficial interest	$689,986,313

Distributable earnings	38,623,632

$728,609,945

Net Assets:
Class A	$570,008,826

Class C	$73,396,734

Class R	$72,465,443

Class Y	$12,716,179

Class R5	$7,299

Class R6	$15,464

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	46,959,795

Class C	6,318,436

Class R	5,977,340

Class Y	1,038,906

Class R5	602

Class R6	1,276

Class A:
Net asset value per share	$12.14

Maximum offering price per share (Net asset value of $12.14 ÷ 94.50%)	$12.85

Class C:
Net asset value and offering price per share	$11.62

Class R:
Net asset value and offering price per share	$12.12

Class Y:
Net asset value and offering price per share	$12.24

Class R5:
Net asset value and offering price per share	$12.12

Class R6:
Net asset value and offering price per share	$12.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Select Risk: High Growth Investor Fund

Statement of Operations

For the year ended December 31, 2022

Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $ 73,912)	$10,681,522

Interest	138,110

Total investment income	10,819,632

Expenses:
Custodian fees	14,735

Distribution fees:
Class A	1,470,224

Class C	819,778

Class R	368,304

Transfer agent fees – A, C, R and Y	877,176

Transfer agent fees – R5	6

Transfer agent fees – R6	24

Trustees’ and officers’ fees and benefits	24,737

Registration and filing fees	107,404

Reports to shareholders	44,652

Professional services fees	31,903

Other	18,457

Total expenses	3,777,400

Less: Expenses reimbursed and/or expense offset arrangement(s)	(12,284)

Net expenses	3,765,116

Net investment income	7,054,516

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	5,172,944

Foreign currencies	(168)

Futures contracts	(1,122,504)

Capital gain distributions from affiliated underlying fund shares	12,337,634

16,387,906

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(206,704,080)

Foreign currencies	(7,244)

Futures contracts	(361,949)

(207,073,273)

Net realized and unrealized gain (loss)	(190,685,367)

Net increase (decrease) in net assets resulting from operations	$(183,630,851)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Select Risk: High Growth Investor Fund

Statement of Changes in Net Assets

For the years ended December 31, 2022 and 2021

	2022	2021

Operations:
Net investment income	$7,054,516	$4,821,883

Net realized gain	16,387,906	71,851,533

Change in net unrealized appreciation (depreciation)	(207,073,273)	53,205,202

Net increase (decrease) in net assets resulting from operations	(183,630,851)	129,878,618

Distributions to shareholders from distributable earnings:
Class A	(36,054,856)	(48,416,741)

Class C	(4,267,974)	(6,414,634)

Class R	(4,385,194)	(5,533,480)

Class Y	(865,084)	(857,944)

Class R5	(517)	(719)

Class R6	(1,063)	(26,643)

Total distributions from distributable earnings	(45,574,688)	(61,250,161)

Share transactions–net:
Class A	13,262,927	(20,803,215)

Class C	(6,367,274)	(7,769,991)

Class R	6,737,802	3,374,905

Class Y	3,389,456	(1,378,039)

Class R6	(332,713)	342,426

Net increase (decrease) in net assets resulting from share transactions	16,690,198	(26,233,914)

Net increase (decrease) in net assets	(212,515,341)	42,394,543

Net assets:
Beginning of year	941,125,286	898,730,743

End of year	$728,609,945	$941,125,286

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Select Risk: High Growth Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (e)
Class A
Year ended 12/31/22	$16.11	$0.14	$(3.29)	$(3.15)	$(0.15)	$(0.67)	$(0.82)	$12.14	(19.59	)%(f)	$570,009	0.38	%(f)	0.38	%(f)	1.02	%(f)	27%
Year ended 12/31/21	15.01	0.10	2.14	2.24	(0.28)	(0.86)	(1.14)	16.11	15.06	(f)	736,134	0.39	(f)	0.39	(f)	0.62	(f)	17
Year ended 12/31/20	15.84	0.09	2.01	2.10	(0.10)	(2.83)	(2.93)	15.01	13.52	(f)	702,842	0.42	(f)	0.42	(f)	0.62	(f)	70
Eleven months ended 12/31/19	16.13	0.19	2.53	2.72	(0.18)	(2.83)	(3.01)	15.84	16.94		657,555	0.46	(g)	0.46	(g)	1.21	(g)	31
Year ended 01/31/19	19.46	0.11	(2.31)	(2.20)	(0.18)	(0.95)	(1.13)	16.13	(10.71)		574,046	0.45		0.45		0.62		38
Year ended 01/31/18	15.59	0.07	4.24	4.31	(0.27)	(0.17)	(0.44)	19.46	27.83		674,845	0.46		0.47		0.42		8
Class C
Year ended 12/31/22	15.45	0.03	(3.15)	(3.12)	(0.04)	(0.67)	(0.71)	11.62	(20.19)		73,397	1.14		1.14		0.26		27
Year ended 12/31/21	14.43	(0.02)	2.05	2.03	(0.15)	(0.86)	(1.01)	15.45	14.22		104,723	1.15		1.15		(0.14)		17
Year ended 12/31/20	15.37	(0.02)	1.93	1.91	(0.02)	(2.83)	(2.85)	14.43	12.66		104,858	1.18		1.18		(0.14)		70
Eleven months ended 12/31/19	15.71	0.07	2.46	2.53	(0.04)	(2.83)	(2.87)	15.37	16.16		127,666	1.22	(g)	1.22	(g)	0.45	(g)	31
Year ended 01/31/19	18.96	(0.02)	(2.24)	(2.26)	(0.04)	(0.95)	(0.99)	15.71	(11.39)		169,142	1.20		1.20		(0.13)		38
Year ended 01/31/18	15.21	(0.06)	4.12	4.06	(0.14)	(0.17)	(0.31)	18.96	26.83		212,996	1.21		1.22		(0.36)		8
Class R
Year ended 12/31/22	16.09	0.10	(3.29)	(3.19)	(0.11)	(0.67)	(0.78)	12.12	(19.83)		72,465	0.64		0.64		0.76		27
Year ended 12/31/21	14.99	0.06	2.13	2.19	(0.23)	(0.86)	(1.09)	16.09	14.79		87,346	0.65		0.65		0.36		17
Year ended 12/31/20	15.83	0.05	2.00	2.05	(0.06)	(2.83)	(2.89)	14.99	13.22		78,109	0.68		0.68		0.36		70
Eleven months ended 12/31/19	16.11	0.15	2.53	2.68	(0.13)	(2.83)	(2.96)	15.83	16.72		66,628	0.72	(g)	0.72	(g)	0.96	(g)	31
Year ended 01/31/19	19.44	0.07	(2.31)	(2.24)	(0.14)	(0.95)	(1.09)	16.11	(10.97)		56,312	0.70		0.70		0.37		38
Year ended 01/31/18	15.59	0.04	4.21	4.25	(0.23)	(0.17)	(0.40)	19.44	27.44		59,559	0.71		0.72		0.22		8
Class Y
Year ended 12/31/22	16.24	0.17	(3.32)	(3.15)	(0.18)	(0.67)	(0.85)	12.24	(19.42)		12,716	0.14		0.14		1.26		27
Year ended 12/31/21	15.12	0.14	2.16	2.30	(0.32)	(0.86)	(1.18)	16.24	15.37		12,553	0.15		0.15		0.86		17
Year ended 12/31/20	15.93	0.13	2.03	2.16	(0.14)	(2.83)	(2.97)	15.12	13.82		12,904	0.18		0.18		0.86		70
Eleven months ended 12/31/19	16.20	0.23	2.55	2.78	(0.22)	(2.83)	(3.05)	15.93	17.24		21,733	0.22	(g)	0.22	(g)	1.46	(g)	31
Year ended 01/31/19	19.55	0.16	(2.33)	(2.17)	(0.23)	(0.95)	(1.18)	16.20	(10.50)		21,582	0.21		0.21		0.87		38
Year ended 01/31/18	15.67	0.13	4.23	4.36	(0.31)	(0.17)	(0.48)	19.55	28.04		25,773	0.22		0.23		0.72		8
Class R5
Year ended 12/31/22	16.09	0.17	(3.28)	(3.11)	(0.19)	(0.67)	(0.86)	12.12	(19.38)		7	0.11		0.11		1.29		27
Year ended 12/31/21	14.99	0.16	2.13	2.29	(0.33)	(0.86)	(1.19)	16.09	15.48		10	0.06		0.06		0.95		17
Year ended 12/31/20	15.82	0.14	2.01	2.15	(0.15)	(2.83)	(2.98)	14.99	13.83		9	0.14		0.14		0.90		70
Period ended 12/31/19(h)	16.60	0.16	2.12	2.28	(0.23)	(2.83)	(3.06)	15.82	13.83		10	0.14	(g)	0.14	(g)	1.53	(g)	31
Class R6
Year ended 12/31/22	16.09	0.19	(3.30)	(3.11)	(0.19)	(0.67)	(0.86)	12.12	(19.38)		15	0.10		0.11		1.30		27
Year ended 12/31/21	14.99	0.16	2.13	2.29	(0.33)	(0.86)	(1.19)	16.09	15.48		359	0.06		0.06		0.95		17
Year ended 12/31/20	15.82	0.14	2.01	2.15	(0.15)	(2.83)	(2.98)	14.99	13.87		9	0.10		0.14		0.94		70
Period ended 12/31/19(h)	16.60	0.17	2.12	2.29	(0.24)	(2.83)	(3.07)	15.82	13.90		10	0.10	(g)	0.10	(g)	1.58	(g)	31

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds was 0.51%, 0.55% and 0.64% for the years ended December 31, 2022, 2021 and 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.67%, 0.71% and 0.70% or the eleven months ended December 31, 2019, and for the years ended January 31, 2019 and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended December 31, 2022, 2021 and 2020, respectively.

(g)	Annualized.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Select Risk: High Growth Investor Fund

Notes to Financial Statements

December 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Select Risk: High Growth Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

13                     Invesco Select Risk: High Growth Investor Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are

14                     Invesco Select Risk: High Growth Investor Fund

net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2022, the Fund paid the Adviser $6,144 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.

Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

N.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

15                     Invesco Select Risk: High Growth Investor Fund

Effective May 1, 2022 through at least April 30, 2024, the Adviser has contractually agreed to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.45%, 1.20%, 0.70%, 0.20%, 0.20%, and 0.20%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to May 1, 2022, the Adviser had contractually agreed to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.45%, 1.20%, 0.70%, 0.20%, 0.15% and 0.10%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2024. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees.

For the year ended December 31, 2022, the Adviser reimbursed class level expenses of $2 of Class R6 shares.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2022, IDI advised the Fund that IDI retained $126,643 in front-end sales commissions from the sale of Class A shares and $6,381 and $1,312 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$723,227,134	$–	$–	$723,227,134

Money Market Funds	4,454,447	1,324	–	4,455,771

Total Investments in Securities	727,681,581	1,324	–	727,682,905

Other Investments - Liabilities*

Futures Contracts	(189,727)	–	–	(189,727)

Total Investments	$727,491,854	$1,324	$–	$727,493,178

*	Unrealized appreciation (depreciation).

16                     Invesco Select Risk: High Growth Investor Fund

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2022:

Value

Equity
Derivative Liabilities	Risk

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(189,727)

Derivatives not subject to master netting agreements	189,727

Total Derivative Liabilities subject to master netting agreements	$ -

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the year ended December 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Equity
Risk

Realized Gain (Loss):
Futures contracts	$(1,122,504)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(361,949)

Total	$(1,484,453)

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$6,968,014

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $12,282.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

17                     Invesco Select Risk: High Growth Investor Fund

NOTE 8–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2022 and 2021:

	2022	2021

Ordinary income*	$7,821,447	$34,162,974

Long-term capital gain	37,753,241	27,087,187

Total distributions	$45,574,688	$61,250,161

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2022

Undistributed ordinary income	$3,802

Undistributed long-term capital gain	11,692,301

Net unrealized appreciation – investments	27,003,163

Net unrealized appreciation (depreciation) – foreign currencies	(25,200)

Temporary book/tax differences	(50,434)

Shares of beneficial interest	689,986,313

Total net assets	$728,609,945

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund does not have a capital loss carryforward as of December 31, 2022.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2022 was $212,740,666 and $222,150,326, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$64,853,141

Aggregate unrealized (depreciation) of investments	(37,849,978)

Net unrealized appreciation of investments	$27,003,163

Cost of investments for tax purposes is $700,490,015.

NOTE 10–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, partnerships and equalization, on December 31, 2022, undistributed net investment income was increased by $270,859, undistributed net realized gain was decreased by $3,257,858 and shares of beneficial interest was increased by $2,986,999. This reclassification had no effect on the net assets of the Fund.

NOTE 11–Share Information

	Summary of Share Activity

	Year ended December 31, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Sold:

Class A	3,915,203	$53,041,156	3,768,609	$61,352,978

Class C	952,699	12,305,439	1,005,459	15,743,648

Class R	1,085,730	14,599,307	939,898	15,314,471

Class Y	596,974	7,895,694	264,687	4,366,110

Class R6	1,276	16,257	22,296	352,221

Issued as reinvestment of dividends:

Class A	2,903,853	35,513,530	3,028,393	47,727,446

Class C	362,891	4,249,483	421,757	6,372,745

Class R	358,216	4,377,396	350,594	5,518,320

Class Y	59,288	731,017	46,943	745,454

Class R6	38	464	1,648	25,924

18                     Invesco Select Risk: High Growth Investor Fund

	Summary of Share Activity

	Year ended December 31, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:

Class A	664,369	$8,954,181	668,770	$10,916,017

Class C	(695,192)	(8,954,181)	(697,889)	(10,916,017)

Reacquired:
Class A	(6,205,956)	(84,245,940)	(8,607,620)	(140,799,656)

Class C	(1,079,544)	(13,968,015)	(1,217,054)	(18,970,367)

Class R	(894,662)	(12,238,901)	(1,073,025)	(17,457,886)

Class Y	(390,207)	(5,237,255)	(392,338)	(6,489,603)

Class R6	(22,371)	(349,434)	(2,214)	(35,719)

Net increase (decrease) in share activity	1,612,605	$16,690,198	(1,471,086)	$(26,233,914)

19                     Invesco Select Risk: High Growth Investor Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: High Growth Investor Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: High Growth Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Financial Highlights
For each of the three years in the period ended December 31, 2022 and the eleven months ended December 31, 2019 for Class A, Class C, Class R and Class Y.
For each of the three years in the period ended December 31, 2022 and the period May 24, 2019 (commencement of operations) through December 31, 2019 for Class R5 and Class R6.

The financial statements of Oppenheimer Portfolio Series: Growth Investor Fund (subsequently renamed Invesco Select Risk: High Growth Investor Fund)as of and for the year ended January 31, 2019 and the financial highlights for each of the periods ended on or prior to January 31, 2019 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated March 25, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

20                     Invesco Select Risk: High Growth Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2022 through December 31, 2022.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/22)	Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,023.20	$1.99	$1,023.24	$1.99	0.39%
Class C	1,000.00	1,019.00	5.85	1,019.41	5.85	1.15
Class R	1,000.00	1,021.30	3.31	1,021.93	3.31	0.65
Class Y	1,000.00	1,024.00	0.77	1,024.45	0.77	0.15
Class R5	1,000.00	1,024.70	0.51	1,024.70	0.51	0.10
Class R6	1,000.00	1,024.70	0.51	1,024.70	0.51	0.10

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

21                     Invesco Select Risk: High Growth Investor Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2022:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$37,753,241
Qualified Dividend Income*	92.84%
Corporate Dividends Received Deduction*	55.58%
U.S. Treasury Obligations*	6.12%
Qualified Business Income*	4.86%
Business Interest Income*	12.72%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$166,766

22                     Invesco Select Risk: High Growth Investor Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			189	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1                     Invesco Select Risk: High Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown – 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	189	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	189	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	189	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds	189	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	189	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	189	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2                     Invesco Select Risk: High Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			189	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	189	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	189	None
Daniel S. Vandivort –1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	189	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3                     Invesco Select Risk: High Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; and Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; Secretary, Invesco Indexing LLC; and Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; and Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4                     Invesco Select Risk: High Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes – 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A

T-5                     Invesco Select Risk: High Growth Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl – 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. – 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds; Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6                     Invesco Select Risk: High Growth Investor Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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∎ Fund reports and prospectuses

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSGI-AR-1

Annual Report to Shareholders	December 31, 2022

Invesco Select Risk: Moderate Investor Fund

Nasdaq:

A: OAMIX ∎ C: OCMIX ∎ R: ONMIX ∎ S: PXMSX ∎ Y: OYMIX ∎ R5: PXMQX ∎ R6: PXMMX

2	Management’s Discussion

2	Performance Summary

3	Long-Term Fund Performance

5	Supplemental Information

7	Schedule of Investments

10	Financial Statements

13	Financial Highlights

14	Notes to Financial Statements

21	Report of Independent Registered Public Accounting Firm

22	Fund Expenses

23	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the fiscal year ended December 31, 2022, Class A shares of Invesco Select Risk: Moderate Investor Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Select Risk: Moderate Investor Index.

Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-17.73%
Class C Shares	-18.38
Class R Shares	-17.94
Class S Shares	-17.64
Class Y Shares	-17.54
Class R5 Shares	-17.45
Class R6 Shares	-17.45
Bloomberg Global Aggregate USD Hedged Index▼	-11.22
MSCI All Country World Index▼	-18.36
Custom Invesco Select Risk: Moderate Investor Index∎	-15.22

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Global equity markets declined in the first half of 2022 amid volatility sparked by Russia’s invasion of Ukraine, rising commodity prices, rampant global inflation and central banks shifting toward tighter monetary policy. Russia’s invasion exacerbated inflationary pressures, disrupting already strained supply chains, and increasing shortages of oil, gas and raw materials, with the price of oil rising sharply.

Inflation headwinds continued into the third quarter of 2022. The US Federal Reserve (the Fed), the European Central Bank and the Bank of England all raised interest rates. In contrast, the People’s Bank of China lowered its policy rate and the Bank of Japan kept rates the same. Emerging market equities, hampered by the strong US dollar, underperformed developed market equities.

Global equity markets posted gains for the fourth quarter of 2022, after better inflation data sparked a rally in October and November. However, investor sentiment worsened in December after central banks signaled continued interest rate hikes into 2023 as inflation remained above target levels. International stocks outperformed US stocks in the fourth quarter, led by results in Europe and the UK. Emerging market equities also posted gains for the fourth quarter of 2022, boosted by China, which eased its zero-COVID-19 policy and started to reopen even as COVID-19 infections surged.

Despite the rebound in the fourth quarter of 2022, at the end of the fiscal year ended December 31, 2022, trailing one-year returns for developed market equities and emerging market equities were both in negative territory.

Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting pre-defined risk levels. From an absolute performance perspective, the allocations to variable rate fixed income and value style-specific equities were slightly additive to Fund performance and leading contributors to absolute return. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute performance as the portfolio produced a negative return for the fiscal year.

From a relative performance perspective, the portfolio underperformed its custom benchmark, the Custom Invesco Select Risk: Moderate Investor Index, during the fiscal year. Underperformance was driven mainly by manager selection within the equity allocations. Within the equity allocation, the Invesco Global Fund and Invesco Discovery Mid Cap Growth Fund were the primary detractors. The Invesco 1-30 Laddered Treasury ETF and Invesco Taxable Municipal Bond ETF were noteworthy detractors from relative performance for the fiscal year as well.

Conversely, allocations to other fixed income funds and allocations to style-specific equities were the leading contributors to relative performance during the fiscal year. Within the allocations, the Invesco S&P 500 Pure Value ETF and Invesco Variable Rate Investment Grade ETF were the leading contributors to relative performance.

Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

Thank you for your continued investment in the Invesco Select Risk: Moderate Investor Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2	Invesco Select Risk: Moderate Investor Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/12

1 Source: RIMES Technologies Corp.

2 Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3	Invesco Select Risk: Moderate Investor Fund

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges

Class A Shares
Inception (4/5/05)	3.27%
10 Years	4.42
5 Years	1.31
1 Year	-22.28

Class C Shares
Inception (4/5/05)	3.24%
10 Years	4.37
5 Years	1.67
1 Year	-19.17

Class R Shares
Inception (4/5/05)	3.33%
10 Years	4.75
5 Years	2.20
1 Year	-17.94

Class S Shares
10 Years	5.05%
5 Years	2.54
1 Year	-17.64

Class Y Shares
Inception (4/5/05)	3.90%
10 Years	5.28
5 Years	2.70
1 Year	-17.54

Class R5 Shares
10 Years	5.14%
5 Years	2.72
1 Year	-17.45

Class R6 Shares
10 Years	5.15%
5 Years	2.73
1 Year	-17.45

Effective May 24, 2019, Class A, Class C, Class R and Class Y shares of the Oppenheimer Portfolio Series: Moderate Investor Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of the Invesco Select Risk: Moderate Investor Fund. Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class S shares incepted on May 15, 2020. Performance shown above is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of the predecessor fund’s

Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4	Invesco Select Risk: Moderate Investor Fund

Supplemental Information

Invesco Select Risk: Moderate Investor Fund’s investment objective is to seek total return.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2022, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The Bloomberg Global Aggregate USD Hedged Index tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.
∎	The Custom Invesco Select Risk: Moderate Investor Index is composed of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate USD Hedged Index.
∎

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5	Invesco Select Risk: Moderate Investor Fund

Fund Information

Portfolio Composition*

By fund type	% of total investments

Equity Funds	57.14%

Fixed Income Funds	35.55

Alternative Funds	4.57

Money Market Funds	2.74

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security. Data presented here are as of December 31, 2022.

6	Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund

Schedule of Investments in Affiliated Issuers–99.85%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	12/31/22	12/31/22

Alternative Funds–4.69%
Invesco Global Real Estate Income Fund, Class R6(b)	2.13%	$41,350,560	$8,431,577	$(2,288,930)	$(10,140,546)	$86,781	$614,208	4,789,041	$37,067,177

Invesco Macro Allocation Strategy Fund, Class R6(c)	2.56%	72,960,020	-	(21,013,232)	(5,005,167)	(2,508,779)	-	5,908,623	44,432,842

Total Alternative Funds		114,310,580	8,431,577	(23,302,162)	(15,145,713)	(2,421,998)	614,208		81,500,019

Domestic Equity Funds–33.49%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	4.50%	165,651,740	23,771,679	(64,424,747)	(38,596,251)	(8,060,165)	-	3,095,308	78,342,256

Invesco Main Street Small Cap Fund, Class R6	3.73%	113,973,690	2,084,622	(35,513,529)	(21,432,476)	5,750,211	396,458	3,625,630	64,862,518

Invesco Russell 1000® Dynamic Multifactor ETF	8.34%	112,605,562	73,249,858	(17,661,940)	(22,205,687)	(1,036,351)	2,129,909	3,375,674	144,951,442

Invesco S&P 500® Low Volatility ETF	6.91%	113,061,748	27,912,132	(11,182,030)	(10,230,455)	514,948	2,491,412	1,879,129	120,076,343

Invesco S&P 500® Pure Growth ETF(d)	4.52%	89,902,502	26,842,009	(10,464,297)	(26,904,247)	(840,319)	597,254	518,011	78,535,648

Invesco S&P 500® Pure Value ETF	2.53%	46,639,395	7,464,787	(8,200,475)	(2,493,651)	686,152	990,862	565,481	44,096,208

Invesco S&P SmallCap Low Volatility ETF	1.04%	85,097,662	-	(58,539,763)	(24,582,024)	16,117,438	752,603	405,180	18,093,313

Invesco Value Opportunities Fund, Class R6(b)	1.92%	-	37,385,980	(1,211,605)	(2,751,073)	2,608,499	340,275	2,085,596	33,327,823

Total Domestic Equity Funds		726,932,299	198,711,067	(207,198,386)	(149,195,864)	15,740,413	7,698,773		582,285,551

Fixed Income Funds–36.44%
Invesco 1-30 Laddered Treasury ETF	6.73%	124,532,500	31,276,110	(9,639,899)	(28,324,462)	(891,314)	2,234,551	4,070,760	116,952,935

Invesco Core Plus Bond Fund, Class R6	8.01%	177,694,157	9,109,515	(17,441,765)	(27,278,983)	(2,859,094)	5,298,127	15,282,528	139,223,830

Invesco Fundamental High Yield® Corporate Bond ETF	3.03%	78,056,942	-	(16,997,357)	(7,078,688)	(1,361,242)	2,015,768	3,073,578	52,619,655

Invesco Income Fund, Class R6	1.69%	45,076,036	1,247,021	(12,027,554)	(5,222,998)	392,567	1,247,017	4,301,470	29,465,072

Invesco International Bond Fund, Class R6(b)	2.35%	66,866,532	1,665,657	(18,656,346)	(6,606,471)	(916,870)	259,662	9,522,444	40,946,508

Invesco Master Loan Fund, Class R6	3.55%	71,584,760	4,438,457	(10,376,070)	(3,781,118)	(194,450)	4,447,304	4,069,388	61,671,579

Invesco Taxable Municipal Bond ETF(d)	6.35%	164,825,511	-	(20,468,787)	(30,714,156)	(3,268,175)	3,923,716	4,293,053	110,374,393

Invesco Variable Rate Investment Grade ETF	4.73%	67,087,850	42,066,779	(25,651,679)	(1,124,394)	(61,738)	2,020,062	3,331,316	82,316,818

Total Fixed Income Funds		795,724,288	89,803,539	(131,259,457)	(110,131,270)	(9,160,316)	21,446,207		633,570,790

Foreign Equity Funds–25.08%
Invesco EQV Emerging Markets All Cap Fund, Class R6(e)	3.46%	71,782,953	9,453,416	(8,174,601)	(10,550,258)	(2,380,086)	960,515	1,944,113	60,131,424

Invesco Developing Markets Fund, Class R6	3.11%	89,028,299	628,855	(14,244,925)	(15,429,316)	(5,913,594)	628,855	1,548,377	54,069,319

Invesco Global Fund, Class R6(b)	7.00%	179,829,393	44,481,861	(29,912,495)	(67,983,369)	10,365,606	-	1,608,443	121,791,336

Invesco Global Infrastructure Fund, Class R6	0.96%	23,575,413	349,233	(5,412,572)	(2,655,841)	790,759	349,233	1,432,615	16,646,992

Invesco International Select Equity Fund, Class R6	1.47%	67,718,134	256,275	(26,949,772)	(4,177,977)	(11,227,557)	256,276	2,827,716	25,619,103

Invesco International Small-Mid Company Fund, Class R6(b)	2.70%	56,955,320	9,073,068	(821,831)	(18,023,311)	(46,175)	200,743	1,203,758	47,006,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)

Schedule of Investments in Affiliated Issuers–99.85%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized		Dividend		Shares	Value
	12/31/22	12/31/21	at Cost	from Sales	(Depreciation)	Gain (Loss)		Income		12/31/22	12/31/22

Invesco RAFI™ Strategic Developed ex-US ETF	3.69%	$32,601,550	$43,812,191	$(5,120,229)	$(7,071,866)	$(75,964)		$1,743,135		2,388,149	$64,145,682

Invesco S&P Emerging Markets Low Volatility ETF	1.74%	39,987,733	-	(7,778,982)	(2,638,974)	604,824		1,057,764		1,311,369	30,174,601

Invesco S&P International Developed Low Volatility ETF	0.95%	45,865,401	-	(25,475,723)	(6,109,708)	2,251,886		943,667		617,321	16,531,856

Total Foreign Equity Funds		607,344,196	108,054,899	(123,891,130)	(134,640,620)	(5,630,301)		6,140,188			436,117,063

Money Market Funds–0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(f)	0.05%	4,291,522	89,579,085	(92,989,254)	-	-		24,754		881,353	881,353

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(f)	0.04%	2,912,289	63,985,061	(66,270,088)	89	2,505		23,203		629,668	629,856

Invesco Treasury Portfolio, Institutional Class, 4.20%(f)	0.06%	4,904,596	102,376,097	(106,273,432)	-	-		35,079		1,007,261	1,007,261

Total Money Market Funds		12,108,407	255,940,243	(265,532,774)	89	2,505		83,036			2,518,470

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,800,604,619)	99.85%	2,256,419,770	660,941,325	(751,183,909)	(409,113,378)	(1,469,697)		35,982,412			1,735,991,893

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.66%
Invesco Private Government Fund, 4.28%(f)(g)	0.74%	-	190,877,854	(177,922,388)	-	-		199,999	(h)	12,955,466	12,955,466

Invesco Private Prime Fund, 4.46%(f)(g)	1.92%	-	401,488,937	(368,181,783)	6,665	238		552,463	(h)	33,304,066	33,314,057

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,262,858)	2.66%	-	592,366,791	(546,104,171)	6,665	238		752,462			46,269,523

TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,846,867,477)	102.51%	$2,256,419,770	$1,253,308,116	$(1,297,288,080)	$(409,106,713)	$(1,469,459	)(i)	$36,734,874			$1,782,261,416

OTHER ASSETS LESS LIABILITIES	(2.51)%										(43,679,762)

NET ASSETS	100.00%										$1,738,581,654

Investment Abbreviations:

ETF - Exchange-Traded Fund

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Select Risk: Moderate Investor Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at December 31, 2022.
(e)	Effective February 28, 2022, the underlying fund’s name changed.
(f)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(h)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain

Invesco Global Fund	$14,989,660
Invesco International Small-Mid Company Fund	130,321
Invesco Value Opportunities Fund	2,703,978

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E-Mini S&P 500 Index	45	March-2023	$8,687,250	$(241,404)	$(241,404)

MSCI Emerging Markets Index	6	March-2023	287,820	(5,007)	(5,007)

Nikkei 225 Index	1	March-2023	198,720	(12,119)	(12,119)

S&P/TSX 60 Index	1	March-2023	172,806	(5,959)	(5,959)

SPI 200 Index	1	March-2023	119,013	(2,816)	(2,816)

STOXX Europe 600 Index	23	March-2023	522,074	(15,593)	(15,593)

Subtotal				(282,898)	(282,898)

Interest Rate Risk

Canada 10 Year Bonds	69	March-2023	6,245,162	(149,313)	(149,313)

Euro-BTP	83	March-2023	9,677,249	(712,011)	(712,011)

Euro-Bund	49	March-2023	6,972,448	(425,910)	(425,910)

Euro-OAT	92	March-2023	12,536,676	(854,818)	(854,818)

Japan 10 year Bonds	45	March-2023	49,875,800	(953,216)	(953,216)

Long Gilt	111	March-2023	13,405,927	(831,999)	(831,999)

Subtotal				(3,927,267)	(3,927,267)

Total Futures Contracts				$(4,210,165)	$(4,210,165)

(a)	Futures contracts collateralized by $3,404,720 cash held with Merrill Lynch International, the futures commission merchant.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Select Risk: Moderate Investor Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments in affiliated underlying funds, at value (Cost $1,846,867,477)*	$1,782,261,416

Other investments:
Variation margin receivable – futures contracts	33,528

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	3,404,720

Cash	394,143

Receivable for:
Fund shares sold	1,457,585

Dividends - affiliated underlying funds	1,703,608

Investment for trustee deferred compensation and retirement plans	157,879

Other assets	67,314

Total assets	1,789,480,193

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	1,647,486

Fund shares reacquired	1,833,092

Collateral upon return of securities loaned	46,262,858

Accrued fees to affiliates	827,459

Accrued trustees’ and officers’ fees and benefits	20,391

Accrued other operating expenses	135,329

Trustee deferred compensation and retirement plans	171,924

Total liabilities	50,898,539

Net assets applicable to shares outstanding	$1,738,581,654

Net assets consist of:
Shares of beneficial interest	$1,820,382,515

Distributable earnings (loss)	(81,800,861)

$1,738,581,654

Net Assets:
Class A	$1,393,169,362

Class C	$162,701,223

Class R	$135,035,020

Class S	$19,993,745

Class Y	$25,612,502

Class R5	$8,628

Class R6	$2,061,174

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	145,382,656

Class C	17,429,792

Class R	14,217,980

Class S	2,085,272

Class Y	2,650,879

Class R5	901

Class R6	215,200

Class A:
Net asset value per share	$9.58

Maximum offering price per share (Net asset value of $9.58 ÷ 94.50%)	$10.14

Class C:
Net asset value and offering price per share	$9.33

Class R:
Net asset value and offering price per share	$9.50

Class S:
Net asset value and offering price per share	$9.59

Class Y:
Net asset value and offering price per share	$9.66

Class R5:
Net asset value and offering price per share	$9.58

Class R6:
Net asset value and offering price per share	$9.58

*	At December 31, 2022, securities with an aggregate value of $44,883,389 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Select Risk: Moderate Investor Fund

Statement of Operations

For the year ended December 31, 2022

Investment income:
Dividends from affiliated underlying funds (includes net securities lending income of $ 297,503)	$36,279,915

Interest	390,412

Total investment income	36,670,327

Expenses:
Distribution fees:
Class A	3,626,537

Class C	1,836,326

Class R	689,705

Class S	32,371

Transfer agent fees – A, C, R, S and Y	2,035,375

Transfer agent fees – R5	3

Transfer agent fees – R6	668

Trustees’ and officers’ fees and benefits	32,965

Registration and filing fees	156,120

Reports to shareholders	122,011

Professional services fees	39,306

Other	(138)

Total expenses	8,571,249

Less: Expense offset arrangement(s)	(22,230)

Net expenses	8,549,019

Net investment income	28,121,308

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Affiliated underlying fund shares	(19,293,418)

Foreign currencies	(31)

Futures contracts	(11,148,255)

Capital gain distributions from affiliated underlying fund shares	17,823,959

(12,617,745)

Change in net unrealized appreciation (depreciation) of:
Affiliated underlying fund shares	(409,106,713)

Foreign currencies	125,376

Futures contracts	(3,921,353)

(412,902,690)

Net realized and unrealized gain (loss)	(425,520,435)

Net increase (decrease) in net assets resulting from operations	$(397,399,127)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Select Risk: Moderate Investor Fund

Statement of Changes in Net Assets

For the years ended December 31, 2022 and 2021

	2022	2021

Operations:
Net investment income	$28,121,308	$21,069,450

Net realized gain (loss)	(12,617,745)	179,261,801

Change in net unrealized appreciation (depreciation)	(412,902,690)	23,347,867

Net increase (decrease) in net assets resulting from operations	(397,399,127)	223,679,118

Distributions to shareholders from distributable earnings:
Class A	(58,494,777)	(136,177,573)

Class C	(5,695,232)	(16,475,705)

Class R	(5,290,625)	(11,831,434)

Class S	(859,346)	(1,988,500)

Class Y	(1,158,407)	(2,599,430)

Class R5	(408)	(940)

Class R6	(93,149)	(218,480)

Total distributions from distributable earnings	(71,591,944)	(169,292,062)

Share transactions–net:
Class A	(33,245,176)	(94,480,858)

Class C	(23,833,583)	(22,648,712)

Class R	8,181,682	4,777,137

Class S	(661,448)	(913,586)

Class Y	(978,788)	3,774,344

Class R6	(190,185)	608,688

Net increase (decrease) in net assets resulting from share transactions	(50,727,498)	(108,882,987)

Net increase (decrease) in net assets	(519,718,569)	(54,495,931)

Net assets:
Beginning of year	2,258,300,223	2,312,796,154

End of year	$1,738,581,654	$2,258,300,223

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Select Risk: Moderate Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(d)		Ratio of net investment income to average net assets		Portfolio turnover (e)
Class A
Year ended 12/31/22	$12.15	$0.17	$(2.32)	$(2.15)	$(0.16)	$(0.26)	$(0.42)	$ 9.58	(17.73	)%(f)	$1,393,169	0.37	%(f)	0.37	%(f)	1.58	%(f)	22%
Year ended 12/31/21	11.95	0.13	1.06	1.19	(0.26)	(0.73)	(0.99)	12.15	10.11	(f)	1,801,506	0.35	(f)	0.38	(f)	1.01	(f)	32
Year ended 12/31/20	11.96	0.16	1.14	1.30	(0.18)	(1.13)	(1.31)	11.95	11.67	(f)	1,851,149	0.31	(f)	0.38	(f)	1.42	(f)	88
Eleven months ended 12/31/19	11.72	0.22	1.32	1.54	(0.36)	(0.94)	(1.30)	11.96	13.13		1,156,291	0.40	(g)	0.47	(g)	1.95	(g)	16
Year ended 01/31/19	12.66	0.20	(0.80)	(0.60)	(0.21)	(0.13)	(0.34)	11.72	(4.59)		1,037,833	0.41		0.48		1.61		40
Year ended 01/31/18	11.06	0.14	1.69	1.83	(0.23)	–	(0.23)	12.66	16.59		1,169,055	0.41		0.49		1.20		6
Class C
Year ended 12/31/22	11.84	0.08	(2.25)	(2.17)	(0.08)	(0.26)	(0.34)	9.33	(18.38)		162,701	1.13		1.13		0.82		22
Year ended 12/31/21	11.66	0.03	1.04	1.07	(0.16)	(0.73)	(0.89)	11.84	9.33		233,536	1.11		1.14		0.25		32
Year ended 12/31/20	11.72	0.07	1.09	1.16	(0.09)	(1.13)	(1.22)	11.66	10.70		250,605	1.08		1.15		0.65		88
Eleven months ended 12/31/19	11.49	0.13	1.29	1.42	(0.25)	(0.94)	(1.19)	11.72	12.44		273,048	1.16	(g)	1.23	(g)	1.19	(g)	16
Year ended 01/31/19	12.41	0.10	(0.78)	(0.68)	(0.11)	(0.13)	(0.24)	11.49	(5.33)		358,746	1.17		1.24		0.86		40
Year ended 01/31/18	10.85	0.05	1.65	1.70	(0.14)	–	(0.14)	12.41	15.69		409,418	1.16		1.25		0.43		6
Class R
Year ended 12/31/22	12.05	0.14	(2.30)	(2.16)	(0.13)	(0.26)	(0.39)	9.50	(17.94)		135,035	0.63		0.63		1.32		22
Year ended 12/31/21	11.85	0.09	1.07	1.16	(0.23)	(0.73)	(0.96)	12.05	9.92		161,076	0.61		0.64		0.75		32
Year ended 12/31/20	11.88	0.13	1.12	1.25	(0.15)	(1.13)	(1.28)	11.85	11.32		153,448	0.58		0.65		1.15		88
Eleven months ended 12/31/19	11.65	0.19	1.30	1.49	(0.32)	(0.94)	(1.26)	11.88	12.84		131,445	0.66	(g)	0.73	(g)	1.69	(g)	16
Year ended 01/31/19	12.59	0.16	(0.79)	(0.63)	(0.18)	(0.13)	(0.31)	11.65	(4.86)		116,637	0.66		0.73		1.36		40
Year ended 01/31/18	11.00	0.11	1.68	1.79	(0.20)	–	(0.20)	12.59	16.33		123,884	0.66		0.74		0.96		6
Class S
Year ended 12/31/22	12.16	0.18	(2.32)	(2.14)	(0.17)	(0.26)	(0.43)	9.59	(17.64)		19,994	0.28		0.28		1.67		22
Year ended 12/31/21	11.96	0.14	1.07	1.21	(0.28)	(0.73)	(1.01)	12.16	10.22		26,025	0.26		0.29		1.10		32
Period ended 12/31/20(h)	10.46	0.11	2.38	2.49	(0.19)	(0.80)	(0.99)	11.96	23.86		26,339	0.23	(g)	0.30	(g)	1.50	(g)	88
Class Y
Year ended 12/31/22	12.25	0.19	(2.34)	(2.15)	(0.18)	(0.26)	(0.44)	9.66	(17.54)		25,613	0.13		0.13		1.82		22
Year ended 12/31/21	12.04	0.16	1.08	1.24	(0.30)	(0.73)	(1.03)	12.25	10.40		33,378	0.11		0.14		1.25		32
Year ended 12/31/20	12.03	0.19	1.15	1.34	(0.20)	(1.13)	(1.33)	12.04	11.97		29,097	0.08		0.15		1.65		88
Eleven months ended 12/31/19	11.78	0.25	1.32	1.57	(0.38)	(0.94)	(1.32)	12.03	13.39		18,433	0.16	(g)	0.23	(g)	2.19	(g)	16
Year ended 01/31/19	12.73	0.23	(0.82)	(0.59)	(0.23)	(0.13)	(0.36)	11.78	(4.41)		15,732	0.17		0.24		1.85		40
Year ended 01/31/18	11.12	0.20	1.67	1.87	(0.26)	–	(0.26)	12.73	16.91		17,618	0.17		0.25		1.63		6
Class R5
Year ended 12/31/22	12.15	0.20	(2.32)	(2.12)	(0.19)	(0.26)	(0.45)	9.58	(17.45)		9	0.05		0.05		1.90		22
Year ended 12/31/21	11.95	0.17	1.07	1.24	(0.31)	(0.73)	(1.04)	12.15	10.53		11	0.00		0.03		1.36		32
Year ended 12/31/20	11.95	0.20	1.14	1.34	(0.21)	(1.13)	(1.34)	11.95	12.04		11	0.00		0.07		1.73		88
Period ended 12/31/19(i)	12.03	0.17	1.08	1.25	(0.39)	(0.94)	(1.33)	11.95	10.45		10	0.09	(g)	0.16	(g)	2.26	(g)	16
Class R6
Year ended 12/31/22	12.15	0.20	(2.32)	(2.12)	(0.19)	(0.26)	(0.45)	9.58	(17.45)		2,061	0.05		0.05		1.90		22
Year ended 12/31/21	11.95	0.17	1.07	1.24	(0.31)	(0.73)	(1.04)	12.15	10.53		2,767	0.00		0.03		1.36		32
Year ended 12/31/20	11.95	0.20	1.14	1.34	(0.21)	(1.13)	(1.34)	11.95	12.04		2,147	(0.01)		0.06		1.74		88
Period ended 12/31/19(i)	12.03	0.18	1.08	1.26	(0.40)	(0.94)	(1.34)	11.95	10.49		10	0.04	(g)	0.11	(g)	2.31	(g)	16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 0.48%, 0.52% and 0.58% for the years ended December 31, 2022, 2021 and 2020, respectively.

(d)

Does not include indirect expenses from affiliated fund fees and expenses of 0.56%, 0.57% and 0.58% for the eleven months ended December 31, 2019, and for the years ended January 31, 2019 and 2018, respectively.

(e)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $597,759,006 in connection with the acquisition of Invesco Moderate Allocation Fund into the Fund.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24%, 0.24% and 0.23% for the years ended December 31, 2022, 2021 and 2020, respectively.

(g)	Annualized.
(h)	Commencement date of May 15, 2020.
(i)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Select Risk: Moderate Investor Fund

Notes to Financial Statements

December 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Moderate Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek total return.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”). Invesco and Invesco Capital are affiliates of each other as they are indirect, wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

14	Invesco Select Risk: Moderate Investor Fund

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses – Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are

15	Invesco Select Risk: Moderate Investor Fund

net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2022, the Fund paid the Adviser $21,142 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

M.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

N.

Other Risks – Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

O.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.

16	Invesco Select Risk: Moderate Investor Fund

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective May 1, 2022 through at least April 30, 2024, the Adviser has contractually agreed to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 0.47%, 1.22%, 0.72%, 0.37%, 0.22%, 0.22% and 0.22%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to May 1, 2022, the Adviser had contractually agreed to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 0.47%, 1.23%, 0.72%, 0.37%, 0.22%, 0.17% and 0.12%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on April 30, 2024. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C, Class R and Class S Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2022, IDI advised the Fund that IDI retained $229,904 in front-end sales commissions from the sale of Class A shares and $37,250 and $4,101 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$1,733,473,423	$–	$–	$1,733,473,423

Money Market Funds	2,518,470	46,269,523	–	48,787,993

Total Investments in Securities	1,735,991,893	46,269,523	–	1,782,261,416

17	Invesco Select Risk: Moderate Investor Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Liabilities*

Futures Contracts	$(4,210,165)	$–	$–	$(4,210,165)

Total Investments	$1,731,781,728	$46,269,523	$–	$1,778,051,251

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of December 31, 2022:

	Value

Derivative Liabilities	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$(282,898)	$(3,927,267)	$(4,210,165)

Derivatives not subject to master netting agreements	282,898	3,927,267	4,210,165

Total Derivative Liabilities subject to master netting agreements	$–	$–	$–

(a) The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the year ended December 31, 2022

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations

	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Futures contracts	$(1,766,736)	$(9,381,519)	$(11,148,255)

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(539,373)	(3,381,980)	(3,921,353)

Total	$(2,306,109)	$(12,763,499)	$(15,069,608)

			Futures Contracts

Average notional value			$116,601,172

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $22,230.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

18	Invesco Select Risk: Moderate Investor Fund

NOTE 8–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2022 and 2021:

	2022	2021

Ordinary income*	$27,025,156	$131,795,360

Long-term capital gain	44,566,788	37,496,702

Total distributions	$71,591,944	$169,292,062

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2022

Undistributed ordinary income	$3,853,021

Net unrealized appreciation (depreciation) – investments	(75,144,504)

Net unrealized appreciation – foreign currencies	76,837

Temporary book/tax differences	(156,323)

Capital loss carryforward	(10,429,892)

Shares of beneficial interest	1,820,382,515

Total net assets	$1,738,581,654

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, derivative instruments and partnerships.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$10,429,892	$–	$10,429,892

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2022 was $405,001,083 and $485,651,138, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 95,391,232

Aggregate unrealized (depreciation) of investments	(170,535,736)

Net unrealized appreciation (depreciation) of investments	$ (75,144,504)

Cost of investments for tax purposes is $1,853,195,755.

NOTE 10–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of equalization, foreign currency transactions, distributions and partnerships, on December 31, 2022, undistributed net investment income was decreased by $629,441, undistributed net realized gain (loss) was decreased by $13,388,559 and shares of beneficial interest was increased by $14,018,000. This reclassification had no effect on the net assets of the Fund.

NOTE 11–Share Information

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	14,338,320	$150,222,629	15,093,559	$190,917,093

Class C	2,744,369	27,692,460	2,887,900	35,544,182

Class R	2,457,707	25,351,396	2,305,611	28,896,248

Class S	39,119	410,243	60,610	764,835

Class Y	850,293	8,835,459	1,001,438	12,750,740

Class R6	12,901	133,952	89,751	1,138,355

19	Invesco Select Risk: Moderate Investor Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	5,872,144	$56,726,114	11,037,840	$132,122,928

Class C	601,320	5,658,501	1,403,294	16,376,440

Class R	551,404	5,282,453	994,955	11,810,122

Class S	88,826	858,948	165,907	1,987,564

Class Y	103,039	1,003,601	192,790	2,326,981

Class R6	9,589	92,627	18,175	217,551

Automatic conversion of Class C shares to Class A shares:
Class A	2,019,476	21,054,232	2,113,154	26,639,254

Class C	(2,078,985)	(21,054,232)	(2,171,681)	(26,639,254)

Reacquired:
Class A	(25,067,732)	(261,248,151)	(34,931,431)	(444,160,133)

Class C	(3,555,243)	(36,130,312)	(3,888,057)	(47,930,080)

Class R	(2,159,937)	(22,452,167)	(2,877,307)	(35,929,233)

Class S	(182,712)	(1,930,639)	(289,355)	(3,665,985)

Class Y	(1,026,712)	(10,817,848)	(886,805)	(11,303,377)

Class R6	(35,023)	(416,764)	(59,833)	(747,218)

Net increase (decrease) in share activity	(4,417,837)	$(50,727,498)	(7,739,485)	$(108,882,987)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 10% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

20	Invesco Select Risk: Moderate Investor Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: Moderate Investor Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: Moderate Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Financial Highlights

For each of the three years in the period ended December 31, 2022 and the eleven months ended December 31, 2019 for Class A, Class C, Class R and Class Y.

For each of the three years in the period ended December 31, 2022 and the period May 24, 2019 (commencement of operations) through December 31, 2019 for Class R5 and Class R6.
For each of the two years in the period ended December 31, 2022 and the period May 15, 2020 (commencement of operations) through December 31, 2020 for Class S.

The financial statements of Oppenheimer Portfolio Series: Moderate Investor Fund (subsequently renamed Invesco Select Risk: Moderate Investor Fund) as of and for the year ended January 31, 2019 and the financial highlights for each of the periods ended on or prior to January 31, 2019 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated March 25, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

21	Invesco Select Risk: Moderate Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2022 through December 31, 2022.

    In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/22)	Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,008.60	$1.92	$1,023.29	$1.94	0.38%
Class C	1,000.00	1,004.50	5.76	1,019.46	5.80	1.14
Class R	1,000.00	1,007.90	3.24	1,021.98	3.26	0.64
Class S	1,000.00	1,009.60	1.47	1,023.74	1.48	0.29
Class Y	1,000.00	1,009.10	0.71	1,024.50	0.71	0.14
Class R5	1,000.00	1,010.00	0.30	1,024.90	0.31	0.06
Class R6	1,000.00	1,010.00	0.30	1,024.90	0.31	0.06

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

22	Invesco Select Risk: Moderate Investor Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2022:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$44,566,788
Qualified Dividend Income*	39.90%
Corporate Dividends Received Deduction*	24.59%
U.S. Treasury Obligations*	10.98%
Qualified Business Income*	1.87%
Business Interest Income*	38.15%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$827,166

23	Invesco Select Risk: Moderate Investor Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] - 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			189	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Invesco Select Risk: Moderate Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown - 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	189

Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit)

Formerly: President and Director

Director of Grahamtastic Connection (non-profit)

Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	189	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones - 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	189	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman - 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			189	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	189	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	189	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Invesco Select Risk: Moderate Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			189	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non- profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	189	None
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	189	None
Daniel S. Vandivort - 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	189	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3	Invesco Select Risk: Moderate Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; and Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; Secretary, Invesco Indexing LLC; and Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; and Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Invesco Select Risk: Moderate Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes - 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Invesco Select Risk: Moderate Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. - 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6	Invesco Select Risk: Moderate Investor Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	O-OPSMI-AR-1

Annual Report to Shareholders	December 31, 2022

Invesco Select Risk: Moderately Conservative Investor Fund

Nasdaq:

A: CAAMX ∎ C: CACMX ∎ R: CMARX ∎ S: CMASX ∎ Y: CAAYX ∎ R5: CMAIX ∎ R6: CNSSX

2	Management’s Discussion

2	Performance Summary

3	Long-Term Fund Performance

5	Supplemental Information

7	Schedule of Investments

9	Financial Statements

12	Financial Highlights

13	Notes to Financial Statements

19	Report of Independent Registered Public Accounting Firm

20	Fund Expenses

21	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the fiscal year ended December 31, 2022, Class A shares of Invesco Select Risk: Moderately Conservative Investor Fund (the Fund), at net asset value (NAV), underperformed the Custom Invesco Select Risk: Moderately Conservative Index.

Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-16.69%
Class C Shares	-17.29
Class R Shares	-16.90
Class S Shares	-16.66
Class Y Shares	-16.49
Class R5 Shares	-16.40
Class R6 Shares	-16.33
Bloomberg Global Aggregate USD Hedged Index▼	-11.22
Custom Invesco Select Risk: Moderately Conservative Index∎	-13.89
MSCI All Country World Index▼	-18.36

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.

Market conditions and your Fund

Global equity markets declined in the first half of 2022 amid volatility sparked by Russia’s invasion of Ukraine, rising commodity prices, rampant global inflation and central banks shifting toward tighter monetary policy. Russia’s invasion exacerbated inflationary pressures, disrupting already strained supply chains, and increasing shortages of oil, gas and raw materials, with the price of oil rising sharply.

    Inflation headwinds continued into the third quarter of 2022. The US Federal Reserve (the Fed), the European Central Bank and the Bank of England all raised interest rates. In contrast, the People’s Bank of China lowered its policy rate and the Bank of Japan kept rates the same. Emerging market equities, hampered by the strong US dollar, underperformed developed market equities.

    Global equity markets posted gains for the fourth quarter of 2022, after better inflation data sparked a rally in October and November. However, investor sentiment worsened in December after central banks signaled continued interest rate hikes into 2023 as inflation remained above target levels. International stocks outperformed US stocks in the fourth quarter, led by results in Europe and the UK. Emerging market equities also posted gains for the fourth quarter of 2022, boosted by China, which eased its zero-COVID-19 policy and started to reopen even as COVID-19 infections surged.

    Despite the rebound in the fourth quarter of 2022, at the end of the fiscal year ended December 31, 2022, trailing one-year returns for developed market equities and emerging market equities were both in negative territory.

    Strategic asset class exposures in the Fund are obtained through underlying representative mutual funds and exchange-traded funds targeting pre-defined risk levels. From an absolute Fund performance perspective, the portfolio’s allocation to variable rate fixed income was the leading contributor to positive performance. The remaining allocations to equity, fixed income and alternative assets were all detractors from absolute Fund performance as the portfolio produced a negative return for the fiscal year.

    From a relative Fund performance perspective, the portfolio underperformed its custom benchmark, the Custom Invesco Select Risk: Moderately Conservative Investor Index, during the fiscal year. Underperformance was driven mainly by style selection within the fixed income and small- and mid-cap equity allocations. Within the fixed income allocation, the Invesco 1-30 Laddered Treasury ETF and Invesco Taxable Municipal Bond ETF were the leading detractors. Within the equity allocation, the Invesco Discovery Mid Cap Growth Fund was the primary detractor.

    Conversely, allocations to other fixed income funds and allocations to style-specific equities were the leading contributors to relative performance during the fiscal year. Within the allocations, the Invesco Variable Rate Investment Grade ETF, Invesco Master Loan Fund, Invesco S&P 500 Low Volatility ETF and Invesco S&P 500 Pure Value ETF were the leading contributors.

    Please note that some of the Fund’s underlying funds use derivatives, including futures and total return swaps, which may create economic leverage in the underlying funds. Therefore, some of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a cost-effective way to gain exposure to asset classes. However, derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities.

    Thank you for your continued investment in the Invesco Select Risk: Moderately Conservative Investor Fund.

Portfolio manager(s):

Jeffrey Bennett

Jacob Borbidge

Duy Nguyen

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

2	Invesco Select Risk: Moderately Conservative Investor Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment – Oldest Share Class(es)

Fund and index data from 12/31/12

1 Source: RIMES Technologies Corp.

2 Source: Invesco, RIMES Technologies Corp.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

3	Invesco Select Risk: Moderately Conservative Investor Fund

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges

Class A Shares
Inception (4/29/05)	3.39%
10 Years	2.31
5 Years	0.33
1 Year	-21.25

Class C Shares
Inception (4/29/05)	3.39%
10 Years	2.28
5 Years	0.72
1 Year	-18.09

Class R Shares
Inception (4/29/05)	3.47%
10 Years	2.64
5 Years	1.24
1 Year	-16.90

Class S Shares
Inception (6/3/11)	3.56%
10 Years	3.00
5 Years	1.58
1 Year	-16.66

Class Y Shares
Inception (10/3/08)	4.54%
10 Years	3.16
5 Years	1.73
1 Year	-16.49

Class R5 Shares
Inception (4/29/05)	4.02%
10 Years	3.21
5 Years	1.79
1 Year	-16.40

Class R6 Shares
10 Years	3.07%
5 Years	1.81
1 Year	-16.33

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

4	Invesco Select Risk: Moderately Conservative Investor Fund

Supplemental Information

Invesco Select Risk: Moderately Conservative Investor Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2022, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The Bloomberg Global Aggregate USD Hedged Index tracks fixed-income performance of regions around the world while hedging the currency back to the US dollar.
∎	The Custom Invesco Select Risk: Moderately Conservative Index is composed of 40% MSCI All Country World Index and 60% Bloomberg Global Aggregate USD Hedged Index.
∎

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

5	Invesco Select Risk: Moderately Conservative Investor Fund

Fund Information

Portfolio Composition*

By fund type	% of total investments

Fixed Income Funds	56.61%

Equity Funds	38.14

Alternative Funds	5.03

Money Market Funds	0.22

*	Based on the Schedule of Investments, which classifies each underlying fund and other investments into broad asset classes based on their predominant investments.

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security. Data presented here are as of December 31, 2022.

6	Invesco Select Risk: Moderately Conservative Investor Fund

Schedule of Investments

December 31, 2022

Invesco Select Risk: Moderately Conservative Investor Fund

Schedule of Investments in Affiliated Issuers–99.95%(a)

	% of Net Assets 12/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 12/31/22	Value 12/31/22
Alternative Funds–5.02%
Invesco Global Real Estate Income Fund, Class R6(b)	1.92%	$6,832,193	$1,145,268	$(767,578)	$(1,568,852)	$39,072	$94,184	726,048	$5,619,614
Invesco Macro Allocation Strategy Fund, Class R6(c)	3.10%	12,205,700	991,721	(2,771,805)	(896,234)	(434,769)	–	1,209,390	9,094,613
Total Alternative Funds		19,037,893	2,136,989	(3,539,383)	(2,465,086)	(395,697)	94,184		14,714,227
Domestic Equity Funds–20.93%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	2.89%	16,600,843	3,638,709	(7,082,591)	(3,518,960)	(1,155,204)	—	335,156	8,482,797
Invesco Main Street Small Cap Fund, Class R6	1.54%	5,624,496	355,189	(588,983)	(875,555)	(14,947)	27,507	251,548	4,500,200
Invesco Russell 1000® Dynamic Multifactor ETF	5.17%	16,154,541	5,400,388	(3,723,205)	(2,416,840)	(275,099)	243,678	352,580	15,139,785
Invesco S&P 500® Low Volatility ETF	4.27%	9,006,795	7,354,299	(2,884,616)	(972,181)	19,911	255,435	195,997	12,524,208
Invesco S&P 500® Pure Growth ETF	3.59%	13,878,913	3,951,788	(3,402,785)	(3,884,354)	(27,741)	80,644	69,361	10,515,821
Invesco S&P 500® Pure Value ETF	2.43%	7,489,546	2,470,590	(2,537,138)	(648,968)	345,856	167,802	91,304	7,119,886
Invesco S&P SmallCap Low Volatility ETF	1.04%	5,734,588	139,845	(2,143,291)	(1,244,678)	549,674	95,063	67,991	3,036,138
Total Domestic Equity Funds		74,489,722	23,310,808	(22,362,609)	(13,561,536)	(557,550)	870,129		61,318,835
Fixed Income Funds–56.59%
Invesco 1-30 Laddered Treasury ETF	14.32%	37,830,314	21,629,153	(7,712,233)	(8,680,149)	(1,110,569)	782,128	1,460,373	41,956,516
Invesco Core Plus Bond Fund, Class R6	14.04%	51,799,306	3,931,903	(5,503,742)	(8,374,424)	(731,035)	1,598,996	4,513,942	41,122,008
Invesco Fundamental High Yield® Corporate Bond ETF	4.00%	17,155,842	422,874	(3,964,006)	(1,550,478)	(360,076)	455,608	683,654	11,704,156
Invesco Income Fund, Class R6	1.72%	10,394,838	502,556	(4,908,570)	(970,562)	13,658	240,216	734,587	5,031,920
Invesco International Bond Fund, Class R6(b)	3.19%	21,220,026	755,997	(10,055,634)	(968,408)	(1,247,343)	60,368	2,169,214	9,327,619
Invesco Master Loan Fund, Class R6	5.11%	17,007,538	1,864,461	(2,914,115)	(901,568)	(77,530)	1,074,910	988,373	14,978,786
Invesco Taxable Municipal Bond ETF	8.95%	45,510,013	3,175,113	(13,456,089)	(6,775,987)	(2,222,962)	979,044	1,020,229	26,230,088
Invesco Variable Rate Investment Grade ETF	5.26%	11,337,119	8,775,424	(4,480,176)	(180,785)	(36,323)	370,382	623,847	15,415,259
Total Fixed Income Funds		212,254,996	41,057,481	(52,994,565)	(28,402,361)	(5,772,180)	5,561,652		165,766,352
Foreign Equity Funds–17.19%
Invesco EQV Emerging Markets All Cap Fund, Class R6(d)	1.49%	—	5,284,015	(792,629)	(104,755)	(23,164)	76,361	141,076	4,363,467
Invesco Developing Markets Fund, Class R6	2.11%	13,103,674	1,685,908	(5,541,001)	(634,873)	(2,439,892)	71,805	176,799	6,173,816
Invesco Global Fund, Class R6(b)	5.79%	28,629,662	8,395,370	(9,187,205)	(8,253,953)	(516,202)	–	224,222	16,978,069
Invesco Global Infrastructure Fund, Class R6	0.99%	4,028,327	119,305	(922,681)	(443,243)	114,445	61,632	249,239	2,896,153
Invesco International Select Equity Fund, Class R6	1.27%	9,313,876	834,350	(4,239,700)	(705,785)	(1,494,060)	37,099	409,347	3,708,681
Invesco International Small-Mid Company Fund, Class R6(b)	1.00%	6,733,606	803,628	(2,735,650)	(1,460,935)	(403,523)	12,508	75,007	2,929,006
Invesco RAFI™ Strategic Developed ex-US ETF	1.99%	3,699,040	3,934,906	(1,081,836)	(680,203)	(32,113)	175,513	217,416	5,839,794
Invesco S&P Emerging Markets Low Volatility ETF	1.53%	–	5,215,376	(99,959)	(611,388)	(9,463)	124,481	195,331	4,494,566
Invesco S&P International Developed Low Volatility ETF	1.02%	7,543,112	240,652	(4,131,110)	(1,001,309)	331,599	168,798	111,387	2,982,944
Total Foreign Equity Funds		73,051,297	26,513,510	(28,731,771)	(13,896,444)	(4,472,373)	728,197		50,366,496
Money Market Funds–0.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(e)	0.08%	1,125,363	27,709,947	(28,608,025)	–	–	4,984	227,285	227,285

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Select Risk: Moderately Conservative Investor Fund

Invesco Select Risk: Moderately Conservative Investor Fund (continued)

Schedule of Investments in Affiliated Issuers–99.95%(a)

	% of Net Assets 12/31/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)		Dividend Income		Shares 12/31/22	Value 12/31/22
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(e)	0.05%	$639,870	$19,792,823	$(20,278,550)	$4	$733		$4,399		154,834	$154,880
Invesco Treasury Portfolio, Institutional Class, 4.20%(e)	0.09%	1,286,129	31,668,511	(32,694,886)	–	–		6,801		259,754	259,754
Total Money Market Funds		3,051,362	79,171,281	(81,581,461)	4	733		16,184			641,919
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $314,566,838)	99.95%	381,885,270	172,190,069	(189,209,789)	(58,325,423)	(11,197,067)		7,270,346			292,807,829
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 4.28%(e)(f)	–	1,306,080	52,859,588	(54,165,668)	–	–		35,251	(g)	–	–
Invesco Private Prime Fund, 4.46%(e)(f)	–	2,978,648	122,990,239	(125,966,910)	–	(1,977)		96,172	(g)	–	–
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	4,284,728	175,849,827	(180,132,578)	–	(1,977)		131,423			–
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $314,566,838)	99.95%	$386,169,998	$348,039,896	$(369,342,367)	$(58,325,423)	$(11,199,044	)(h)	$7,401,769			$292,807,829
OTHER ASSETS LESS LIABILITIES	0.05%										142,774
NET ASSETS	100.00%										$292,950,603

Investment Abbreviations:

ETF - Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	Effective February 28, 2022, the underlying fund’s name changed.
(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.
(g)

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Global Fund	$2,089,603
Invesco International Small-Mid Company Fund	8,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:

Investments in affiliated underlying funds, at value (Cost $314,566,838)	$292,807,829

Cash	4,502

Receivable for:
Investments sold - affiliated underlying funds	882,659

Fund shares sold	309,322

Dividends - affiliated underlying funds	450,671

Investment for trustee deferred compensation and retirement plans	44,349

Other assets	42,106

Total assets	294,541,438

Liabilities:
Payable for:
Investments purchased - affiliated underlying funds	441,474

Fund shares reacquired	906,444

Accrued fees to affiliates	143,406

Accrued trustees’ and officers’ fees and benefits	3,136

Accrued other operating expenses	45,232

Trustee deferred compensation and retirement plans	51,143

Total liabilities	1,590,835

Net assets applicable to shares outstanding	$292,950,603

Net assets consist of:
Shares of beneficial interest	$328,564,348

Distributable earnings (loss)	(35,613,745)

$292,950,603

Net Assets:
Class A	$248,676,878

Class C	$16,083,594

Class R	$8,954,951

Class S	$1,567,148

Class Y	$17,526,154

Class R5	$96,181

Class R6	$45,697

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	26,143,109

Class C	1,711,694

Class R	945,713

Class S	164,540

Class Y	1,845,668

Class R5	10,065

Class R6	4,782

Class A:
Net asset value per share	$9.51

Maximum offering price per share (Net asset value of $9.51 ÷ 94.50%)	$10.06

Class C:
Net asset value and offering price per share	$9.40

Class R:
Net asset value and offering price per share	$9.47

Class S:
Net asset value and offering price per share	$9.52

Class Y:
Net asset value and offering price per share	$9.50

Class R5:
Net asset value and offering price per share	$9.56

Class R6:
Net asset value and offering price per share	$9.56

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Operations

For the year ended December 31, 2022

Investment income:

Dividends from affiliated underlying funds (includes net securities lending income of $59,626)	$7,329,972

Interest	53,487

Total investment income	7,383,459

Expenses:

Administrative services fees	48,114

Custodian fees	4,472

Distribution fees:
Class A	692,388

Class C	191,252

Class R	42,885

Class S	2,565

Transfer agent fees – A, C, R, S and Y	400,041

Transfer agent fees – R5	44

Transfer agent fees – R6	15

Trustees’ and officers’ fees and benefits	19,750

Registration and filing fees	96,100

Reports to shareholders	14,999

Professional services fees	33,451

Other	18,761

Total expenses	1,564,837

Less: Expense offset arrangement(s)	(2,245)

Net expenses	1,562,592

Net investment income	5,820,867

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Affiliated underlying fund shares	(13,296,767)

Capital gain distributions from affiliated underlying fund shares	2,097,723

(11,199,044)

Change in net unrealized appreciation (depreciation) of affiliated underlying fund shares	(58,325,423)

Net realized and unrealized gain (loss)	(69,524,467)

Net increase (decrease) in net assets resulting from operations	$(63,703,600)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Select Risk: Moderately Conservative Investor Fund

Statement of Changes in Net Assets

For the years ended December 31, 2022 and 2021

	2022	2021

Operations:

Net investment income	$5,820,867	$4,405,432

Net realized gain (loss)	(11,199,044)	19,137,130

Change in net unrealized appreciation (depreciation)	(58,325,423)	1,848,210

Net increase (decrease) in net assets resulting from operations	(63,703,600)	25,390,772

Distributions to shareholders from distributable earnings:

Class A	(11,115,426)	(15,934,233)

Class C	(608,915)	(1,040,411)

Class R	(356,214)	(452,945)

Class S	(70,925)	(101,131)

Class Y	(846,632)	(630,289)

Class R5	(4,459)	(5,184)

Class R6	(1,871)	(1,886)

Total distributions from distributable earnings	(13,004,442)	(18,166,079)

Return of capital:

Class A	(178,713)	-

Class C	(7,293)	-

Class R	(4,918)	-

Class S	(1,166)	-

Class Y	(14,568)	-

Class R5	(76)	-

Class R6	(27)	-

Total return of capital	(206,761)	-

Total distributions	(13,211,203)	(18,166,079)

Share transactions–net:

Class A	(17,524,674)	25,701,760

Class C	(3,969,209)	(3,419,010)

Class R	1,003,513	1,979,083

Class S	(39,358)	(49,735)

Class Y	9,072,926	1,775,486

Class R5	9,458	99,654

Class R6	11,888	28,671

Net increase (decrease) in net assets resulting from share transactions	(11,435,456)	26,115,909

Net increase (decrease) in net assets	(88,350,259)	33,340,602

Net assets:

Beginning of year	381,300,862	347,960,260

End of year	$292,950,603	$381,300,862

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Select Risk: Moderately Conservative Investor Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)(b)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(d)	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets(b)	Portfolio turnover (e)
Class A
Year ended 12/31/22	$11.93	$0.19	$(2.18)	$(1.99)	$(0.18)	$(0.24)	$(0.01)	$(0.43)	$ 9.51	(16.69)%	$248,677	0.44%	0.44%	1.83%	29%
Year ended 12/31/21	11.69	0.15	0.69	0.84	(0.23)	(0.37)	–	(0.60)	11.93	7.26	331,992	0.44	0.44	1.25	28
Year ended 12/31/20	11.47	0.20	0.94	1.14	(0.27)	(0.65)	–	(0.92)	11.69	10.23	300,116	0.47	0.47	1.81	86
Year ended 12/31/19	10.68	0.35	1.18	1.53	(0.35)	(0.39)	–	(0.74)	11.47	14.39	257,703	0.48	0.48	3.01	28
Year ended 12/31/18	11.63	0.28	(0.80)	(0.52)	(0.28)	(0.15)	–	(0.43)	10.68	(4.50)	210,248	0.50	0.50	2.43	23
Class C
Year ended 12/31/22	11.79	0.11	(2.15)	(2.04)	(0.11)	(0.24)	–	(0.35)	9.40	(17.29)	16,084	1.19	1.19	1.08	29
Year ended 12/31/21	11.55	0.06	0.68	0.74	(0.13)	(0.37)	–	(0.50)	11.79	6.53	24,758	1.19	1.19	0.50	28
Year ended 12/31/20	11.34	0.12	0.92	1.04	(0.18)	(0.65)	–	(0.83)	11.55	9.40	27,569	1.22	1.22	1.06	86
Year ended 12/31/19	10.57	0.26	1.16	1.42	(0.26)	(0.39)	–	(0.65)	11.34	13.45	33,282	1.23	1.23	2.26	28
Year ended 12/31/18	11.51	0.19	(0.79)	(0.60)	(0.19)	(0.15)	–	(0.34)	10.57	(5.21)	57,060	1.25	1.25	1.68	23
Class R
Year ended 12/31/22	11.88	0.16	(2.16)	(2.00)	(0.16)	(0.24)	(0.01)	(0.41)	9.47	(16.90)	8,955	0.69	0.69	1.58	29
Year ended 12/31/21	11.64	0.12	0.69	0.81	(0.20)	(0.37)	–	(0.57)	11.88	7.02	10,020	0.69	0.69	1.00	28
Year ended 12/31/20	11.42	0.18	0.93	1.11	(0.24)	(0.65)	–	(0.89)	11.64	9.99	7,877	0.72	0.72	1.56	86
Year ended 12/31/19	10.64	0.32	1.17	1.49	(0.32)	(0.39)	–	(0.71)	11.42	14.05	7,777	0.73	0.73	2.76	28
Year ended 12/31/18	11.58	0.25	(0.79)	(0.54)	(0.25)	(0.15)	–	(0.40)	10.64	(4.68)	7,410	0.75	0.75	2.18	23
Class S
Year ended 12/31/22	11.95	0.20	(2.19)	(1.99)	(0.19)	(0.24)	(0.01)	(0.44)	9.52	(16.66)	1,567	0.34	0.34	1.93	29
Year ended 12/31/21	11.70	0.16	0.70	0.86	(0.24)	(0.37)	–	(0.61)	11.95	7.46	2,009	0.34	0.34	1.35	28
Year ended 12/31/20	11.48	0.22	0.93	1.15	(0.28)	(0.65)	–	(0.93)	11.70	10.33	2,012	0.37	0.37	1.91	86
Year ended 12/31/19	10.70	0.36	1.17	1.53	(0.36)	(0.39)	–	(0.75)	11.48	14.39	1,877	0.38	0.38	3.11	28
Year ended 12/31/18	11.64	0.29	(0.79)	(0.50)	(0.29)	(0.15)	–	(0.44)	10.70	(4.31)	1,814	0.40	0.40	2.53	23
Class Y
Year ended 12/31/22	11.92	0.21	(2.17)	(1.96)	(0.21)	(0.24)	(0.01)	(0.46)	9.50	(16.49)	17,526	0.19	0.19	2.08	29
Year ended 12/31/21	11.67	0.18	0.70	0.88	(0.26)	(0.37)	–	(0.63)	11.92	7.63	12,372	0.19	0.19	1.50	28
Year ended 12/31/20	11.45	0.23	0.93	1.16	(0.29)	(0.65)	–	(0.94)	11.67	10.52	10,363	0.22	0.22	2.06	86
Year ended 12/31/19	10.67	0.37	1.18	1.55	(0.38)	(0.39)	–	(0.77)	11.45	14.59	9,457	0.23	0.23	3.26	28
Year ended 12/31/18	11.62	0.31	(0.80)	(0.49)	(0.31)	(0.15)	–	(0.46)	10.67	(4.27)	6,268	0.25	0.25	2.68	23
Class R5
Year ended 12/31/22	11.99	0.22	(2.18)	(1.96)	(0.22)	(0.24)	(0.01)	(0.47)	9.56	(16.40)	96	0.12	0.12	2.15	29
Year ended 12/31/21	11.74	0.19	0.69	0.88	(0.26)	(0.37)	–	(0.63)	11.99	7.65	109	0.15	0.15	1.54	28
Year ended 12/31/20	11.52	0.24	0.93	1.17	(0.30)	(0.65)	–	(0.95)	11.74	10.51	11	0.19	0.19	2.09	86
Year ended 12/31/19	10.73	0.38	1.18	1.56	(0.38)	(0.39)	–	(0.77)	11.52	14.69	11	0.19	0.20	3.30	28
Year ended 12/31/18	11.68	0.31	(0.80)	(0.49)	(0.31)	(0.15)	–	(0.46)	10.73	(4.18)	10	0.21	0.21	2.72	23
Class R6
Year ended 12/31/22	11.98	0.22	(2.17)	(1.95)	(0.22)	(0.24)	(0.01)	(0.47)	9.56	(16.33)	46	0.12	0.12	2.15	29
Year ended 12/31/21	11.74	0.19	0.68	0.87	(0.26)	(0.37)	–	(0.63)	11.98	7.56	41	0.15	0.15	1.54	28
Year ended 12/31/20	11.52	0.24	0.93	1.17	(0.30)	(0.65)	–	(0.95)	11.74	10.51	12	0.19	0.19	2.09	86
Year ended 12/31/19	10.73	0.38	1.18	1.56	(0.38)	(0.39)	–	(0.77)	11.52	14.69	10	0.19	0.20	3.30	28
Year ended 12/31/18	11.67	0.31	(0.79)	(0.48)	(0.31)	(0.15)	–	(0.46)	10.73	(4.10)	9	0.21	0.21	2.72	23

(a)	Calculated using average shares outstanding.
(b)

Net investment income (loss) is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratio of net investment income (loss) does not include net investment income of the underlying funds in which the Fund invests.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(d)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds 0.45%, 0.49%, 0.51%, 0.51% and 0.53% for the years ended December 31, 2022, 2021, 2020, 2019, and 2018, respectively.

(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Select Risk: Moderately Conservative Investor Fund

Notes to Financial Statements

December 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return consistent with a lower level of risk relative to the broad stock market.

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco Capital Management LLC (“Invesco Capital”), an affiliate of Invesco, or other unaffiliated advisers. The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations - Securities of investment companies listed or traded on an exchange are generally valued at the trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund, as a result of having the same investment adviser, are set forth below.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. The Adviser may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

13	Invesco Select Risk: Moderately Conservative Investor Fund

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on the ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

E.

Expenses - Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds. Estimated expenses of the underlying funds are discussed further within the Financial Highlights.

Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

F.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for

14	Invesco Select Risk: Moderately Conservative Investor Fund

return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated underlying funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended December 31, 2022, the Fund paid the Adviser $770 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated underlying funds on the Statement of Operations.

I.

Other Risks - Certain of the underlying funds are non-diversified and can invest a greater portion of their assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. A change in the value of one or a few issuers’ securities will therefore affect the value of an underlying fund more than would occur in a diversified fund.

Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the types of securities, commodities and/or currencies included in the indices the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

J.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to the Adviser indirectly as a shareholder of the underlying funds.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through June 30, 2023, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.40%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the expense reimbursement agreement, it will terminate on June 30, 2023. During its term, the expense reimbursement agreement cannot be terminated or amended to increase the expense limits or reduce the expense reimbursement without approval of the Board of Trustees. The Adviser did not reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class S, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of Class A, Class C and Class R shares and 0.15% of the average daily net assets of Class S shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2022, IDI advised the Fund that IDI retained $29,302 in front-end sales commissions from the sale of Class A shares and $13,789 and $2,124 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

The underlying Invesco Funds pay no distribution fees for Class R6 shares and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily

15	Invesco Select Risk: Moderately Conservative Investor Fund

available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Affiliated Issuers	$292,165,910	$–	$–	$292,165,910

Money Market Funds	641,919	–	–	641,919

Total Investments	$292,807,829	$–	$–	$292,807,829

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,245.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2022 and 2021:

	2022	2021

Ordinary income*	$6,057,918	$16,251,362

Long-term capital gain	6,946,524	1,914,717

Return of capital	206,761	–

Total distributions	$13,211,203	$18,166,079

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2022

Net unrealized appreciation (depreciation) – investments	$(27,834,306)

Temporary book/tax differences	(39,121)

Capital loss carryforward	(7,740,318)

Shares of beneficial interest	328,564,348

Total net assets	$292,950,603

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and partnerships.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

16	Invesco Select Risk: Moderately Conservative Investor Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$3,454,437	$4,285,881	$7,740,318

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2022 was $93,018,788 and $107,628,328, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$12,251,000

Aggregate unrealized (depreciation) of investments	(40,085,306)

Net unrealized appreciation (depreciation) of investments	$(27,834,306)

Cost of investments for tax purposes is $320,642,135.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and return of capital distributions, on December 31, 2022, undistributed net investment income was increased by $143,298, undistributed net realized gain (loss) was increased by $63,463 and shares of beneficial interest was decreased by $206,761. This reclassification had no effect on the net assets of the Fund.

NOTE 10–Share Information

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	3,913,981	$40,339,954	5,446,631	$65,972,089

Class C	444,004	4,579,693	492,238	5,862,630

Class R	349,475	3,601,407	345,361	4,149,561

Class S	1,564	16,200	4,800	59,558

Class Y	1,101,986	12,109,546	389,216	4,682,496

Class R5	588	6,032	9,308	113,682

Class R6	2,713	27,965	2,398	29,180

Issued as reinvestment of dividends:
Class A	1,079,790	10,546,978	1,259,071	14,963,129

Class C	60,731	583,120	84,391	989,281

Class R	36,972	358,613	38,102	450,409

Class S	7,364	72,091	8,495	101,131

Class Y	82,662	807,223	45,779	543,603

Class R5	417	4,089	383	4,579

Class R6	152	1,485	111	1,328

Automatic conversion of Class C shares to Class A shares:
Class A	158,199	1,636,174	225,877	2,728,054

Class C	(160,206)	(1,636,174)	(228,581)	(2,728,054)

17	Invesco Select Risk: Moderately Conservative Investor Fund

	Summary of Share Activity

	Year ended December 31, 2022(a)		Year ended December 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(6,830,674)	$(70,047,780)	(4,789,672)	$(57,961,512)

Class C	(732,401)	(7,495,848)	(634,657)	(7,542,867)

Class R	(284,285)	(2,956,507)	(216,817)	(2,620,887)

Class S	(12,505)	(127,649)	(17,072)	(210,424)

Class Y	(377,272)	(3,843,843)	(284,740)	(3,450,613)

Class R5	(63)	(663)	(1,517)	(18,607)

Class R6	(1,496)	(17,562)	(151)	(1,837)

Net increase (decrease) in share activity	(1,158,304)	$(11,435,456)	2,178,954	$26,115,909

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 3% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

18	Invesco Select Risk: Moderately Conservative Investor Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Select Risk: Moderately Conservative Investor Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Select Risk: Moderately Conservative Investor Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

19	Invesco Select Risk: Moderately Conservative Investor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2022 through December 31, 2022.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly are included in the Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/22)	Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$996.10	$2.21	$1,022.99	$2.24	0.44%
Class C	1,000.00	993.20	5.98	1,019.21	6.06	1.19
Class R	1,000.00	995.80	3.47	1,021.73	3.52	0.69
Class S	1,000.00	996.60	1.71	1,023.49	1.73	0.34
Class Y	1,000.00	998.40	0.96	1,024.25	0.97	0.19
Class R5	1,000.00	998.90	0.55	1,024.65	0.56	0.11
Class R6	1,000.00	998.90	0.55	1,024.65	0.56	0.11

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

20	Invesco Select Risk: Moderately Conservative Investor Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2022:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$6,946,524
Qualified Dividend Income*	24.14%
Corporate Dividends Received Deduction*	15.18%
U.S. Treasury Obligations*	15.53%
Qualified Business Income*	1.36%
Business Interest Income*	51.30%

* The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$309,576

21	Invesco Select Risk: Moderately Conservative Investor Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			189	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Invesco Select Risk: Moderately Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown - 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	189

Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit)

Formerly: President and Director

Director of Grahamtastic Connection (non-profit)

Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	189	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones - 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	189	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman - 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			189	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	189	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	189	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Invesco Select Risk: Moderately Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			189	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	189	None
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver - Daniels College of Business; and Managing Partner, KPMG LLP	189	None
Daniel S. Vandivort - 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	189	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3	Invesco Select Risk: Moderately Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; and Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.;Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; Secretary, Invesco Indexing LLC; and Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; and Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Invesco Select Risk: Moderately Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes- 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Invesco Select Risk: Moderately Conservative Investor Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. - 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6	Invesco Select Risk: Moderately Conservative Investor Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	CAL-AR-1

Annual Report to Shareholders	December 31, 2022

Invesco Small Cap Growth Fund

Nasdaq:

A: GTSAX ∎ C: GTSDX ∎ R: GTSRX ∎ Y: GTSYX ∎ Investor: GTSIX ∎ R5: GTSVX ∎ R6: GTSFX

2	Management’s Discussion

2	Performance Summary

4	Long-Term Fund Performance

6	Supplemental Information

8	Schedule of Investments

11	Financial Statements

14	Financial Highlights

15	Notes to Financial Statements

21	Report of Independent Registered Public Accounting Firm

22	Fund Expenses

23	Tax Information

T-1	Trustees and Officers

Management’s Discussion of Fund Performance

Performance summary

For the fiscal year ended December 31, 2022, Class A shares of Invesco Small Cap Growth Fund (the Fund), at net asset value (NAV), underperformed the Russell 2000 Growth Index, the Fund’s style-specific benchmark.

Your Fund’s long-term performance appears later in this report.

Fund vs. Indexes

Total returns, 12/31/21 to 12/31/22, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-35.60%
Class C Shares	-36.10
Class R Shares	-35.79
Class Y Shares	-35.44
Investor Class Shares	-35.58
Class R5 Shares	-35.39
Class R6 Shares	-35.35
S&P 500 Index▼ (Broad Market Index)	-18.11
Russell 2000 Growth Index▼ (Style-Specific Index)	-26.36
Lipper Small-Cap Growth Funds Index∎ (Peer Group Index)	-26.54

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

Market conditions and your Fund

Equity markets declined in the first quarter of 2022 amid volatility sparked by Russia’s invasion of Ukraine, rising commodity prices, rampant global inflation and the US Federal Reserve’s (the Fed) shift toward tighter monetary policy. Russia’s invasion exacerbated inflation pressures, disrupting already strained supply chains and increasing shortages of oil, gas and raw materials. The price of oil rose sharply, with crude prices reaching their highest price per barrel since 2008.1 Inflation continued to be a top concern for consumers, investors and the Fed. To combat inflation, the Fed raised the federal funds rate by one-quarter percentage point in March and indicated it would “taper” its asset purchase program quickly.2

    As the war in Ukraine continued and corporate earnings in high-profile names like Netflix reported slowing growth and profits, the equity markets sold off for much of April 2022. The downward direction of the equity markets continued into the second quarter of 2022 amid substantial inflation, rising interest rates and an increasing likelihood of a US recession. Driven by higher food and energy prices, the consumer price index rose by yet another 40-year high to 8.6% for the twelve months ended May 2022.3 Oil prices peaked near $122 per barrel in early June, resulting in skyrocketing gasoline prices; the national average price reached a record high, above $5 per gallon in early June.1 In an effort to tame inflation, the Fed raised the benchmark federal funds rate three more times, by 0.50% in May, by 0.75% in June and another 0.75% in July, which were the largest increases in nearly 30 years.2 US equity markets rose in July and August until Fed chairman Jerome Powell’s hawkish comments at an economic policy symposium held in

Jackson Hole, which sparked a sharp selloff at month-end. The Fed reiterated that it would continue taking aggressive action to curb inflation, even though such measures could “bring pain to households and businesses,” and the Fed raised the benchmark federal funds rate by another 0.75% in September.2

    After experiencing a sharp drop in September 2022, US equity markets rebounded in October and November,4 despite mixed data on the economy and corporate earnings. However, the Fed’s message of continued rate hikes until data shows inflation meaningfully declining, sent markets lower in December.4 As energy prices declined,1 the rate of inflation slowed modestly in the fourth quarter.3 Corporate earnings generally met expectations, though companies provided cautious future guidance. With inflation still at multidecade highs and little evidence of a slowing economy, the Fed raised its target rate by 0.75% in November and by 0.50% in December, marking its highest level in over a decade.2

    In this environment, US stocks had negative double-digit returns for the fiscal year of -18.11%, as measured by the S&P 500 Index.4

    Given this environment, the Fund produced a negative return and underperformed its style-specific benchmark, the Russell 2000 Growth Index, during the fiscal year. A challenging macro-economic environment brought about by COVID-19 driven supply-chain disruptions and followed by Russia’s invasion of Ukraine meant that inflation would stay higher for longer and central banks would need to aggressively raise interest rates to combat record inflation levels. As a result of more persistent inflation and the Fed’s shift in interest rate policy, small caps and growth-oriented equities sold off as investors scrambled to reposition portfolios more defensively.

At a sector level, relative Fund performance was negatively impacted by stock selection in several sectors including health care, industrials, materials, information technology (IT), consumer staples and consumer discretionary. Stock selection in the energy sector was also a headwind, but the portfolio’s underweight relative to the benchmark was a bigger detractor to Fund performance as energy companies broadly experienced strong performance as supply-chain constraints and the ongoing war in Ukraine pushed energy prices higher. Active positioning relative to the benchmark in the IT and consumer staples sectors were also head-winds during the fiscal year. Alternatively, the leading contributors to relative Fund performance included stock selection in the financials, communication services, real estate and utilities sectors. An underweight in the real estate sector and the portfolio’s ancillary cash position also provided a boost to relative Fund performance during the fiscal year.

    On an individual stock basis, the leading absolute detractor from Fund performance was Kornit Digital. Kornit Digital develops industrial and commercial printing solutions for apparel. Disappointing guidance driven by a slower pace of consumable purchases and the timing of new system deliveries weighed on stock performance. Additionally, rising interest rates and elevated geopolitical risks caused investor sentiment to sour on this higher-growth higher-valuation business. We sold our position during the fiscal year to reallocate capital into businesses with higher quality and more stable revenues.

    Semiconductor company, Ambarella, after putting together a string of solid quarterly marks, reported in-line results and disappointing guidance due to supply-chain issues in the first half of 2022. Specifically, Ambarella’s long-time wafer supplier, Samsung reported that Ambarella’s supply would be constrained in the second quarter and could not quantify the impact for the second half of the fiscal year, which made the near-term outlook for the company much less compelling. We exited our position in this company during the fiscal year as a result.

    Another leading absolute detractor from Fund performance was Ranpak Holdings, which makes paper packing material machines and proprietary paper products. Initial headwinds faced by Ranpak Holdings were due to enterprise software implementation downtime and supply-chain bottlenecks. Subsequently, with roughly 40-45% of the company’s sales coming from Europe, the fallout from the Ukraine war caused significant disruptions to the business. In an effort to reduce exposure to names with significant ties to Europe, we decided to exit our position in this company during the fiscal year.

    The leading contributor to absolute Fund performance during the fiscal year was Halozyme Therapeutics, which is a biotechnology firm focused on the development of

2	Invesco Small Cap Growth Fund

novel oncology therapies used on human enzymes with the aim of altering tumors. Halozyme Therapetics’ share price received a boost after its acquisition of Antares (not a fund holding) and the subsequent solid reported earnings and revenue that beat analyst estimates. Revenue growth was 80.1%, which boosted third quarter adjusted earnings that were up 35% year-over-year. Management’s forward guidance was also upbeat due to robust demand for several of its therapies.

    Another leading contributor to absolute Fund performance was LPL Financial, which did relatively well in the fiscal year versus other interest rate-sensitive stocks due to its ability to provide good interest rate exposure with less credit risk than a bank, while also delivering strong growth in assets under management as more registered investment advisors join the LPL platform. This is a continuation of trends that have been ongoing for several quarters.

    Valmont Industries was also among the top absolute contributors to Fund performance during the fiscal year. Valmont Industries makes highly engineered steel structures and sells them to a variety of end markets, all of which are seeing solid demand growth and appear to have multi-year growth drivers relatively insulated from the broader economy. Valmont Industries also delivered decent earnings and modestly raised fourth quarter guidance.

    We wish to remind you that all positioning changes are based on bottom-up stock selection, while disciplined portfolio construction acts as a risk control and ensures alignment with small-cap market sector exposure with modest over- and under-weights. The portfolio tends to have higher quality and larger market cap biases relative to its style-specific benchmark. Structural underweights include real estate investment trusts and pharma/biotech. To manage the risk of binary events, companies with either phase III clinical data showing proven efficacy or an existing revenue stream are preferred. Relative to the style-specific benchmark, the Fund’s largest sector overweights were in IT and consumer discretionary sectors. The largest sector underweights are in materials, energy and health care sectors.

    The war in Ukraine has continued to drive market uncertainty and persistent inflationary pressure. The Fed continues to aggressively raise interest rates to combat inflation, causing meaningful slowing in housing and significantly tighter financial conditions. We believe, the US economy could enter a recession in 2023, as we expect the Fed will continue raising rates to combat inflation despite the weakening economy given the labor market remains healthy. We anticipate earnings expectations to further decline as we enter the new year and our overall outlook remains guarded. In this environment, we have repositioned the portfolio into high-quality, stable revenue and energy stocks and away from long-duration growth and cyclical revenue stocks.

    Thank you for your commitment to the Invesco Small Cap Growth Fund and for sharing our long-term investment horizon.

1	Source: Bloomberg LP

2	Source: US Federal Reserve

3	Source: US Bureau of Labor Statistics

4	Source: Lipper Inc.

Portfolio manager(s):

Juan Hartsfield - Lead

Clay Manley

Justin Sander

The views and opinions expressed in management’s discussion of Fund performance are those of Invesco Advisers, Inc. and its affiliates. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important Fund and, if applicable, index disclosures later in this report.

3	Invesco Small Cap Growth Fund

Your Fund’s Long-Term Performance

Results of a $10,000 Investment — Oldest Share Class(es)

Fund and index data from 12/31/12

1 Source: RIMES Technologies Corp.

2 Source: Lipper Inc.

Past performance cannot guarantee future results.

    The data shown in the chart include reinvested distributions, applicable sales charges and Fund expenses including management fees. Index results include reinvested dividends, but they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses and management fees;

performance of a market index does not. Performance shown in the chart does not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

4	Invesco Small Cap Growth Fund

Average Annual Total Returns
As of 12/31/22, including maximum applicable sales charges

Class A Shares
Inception (10/18/95)	9.47%
10 Years	9.08
5 Years	3.01
1 Year	-39.13

Class C Shares
Inception (5/3/99)	7.91%
10 Years	9.04
5 Years	3.39
1 Year	-36.67

Class R Shares
Inception (6/3/02)	7.99%
10 Years	9.41
5 Years	3.91
1 Year	-35.79

Class Y Shares
Inception (10/3/08)	10.62%
10 Years	9.97
5 Years	4.44
1 Year	-35.44

Investor Class Shares
Inception (4/7/06)	7.82%
10 Years	9.72
5 Years	4.22
1 Year	-35.58

Class R5 Shares
Inception (3/15/02)	8.19%
10 Years	10.10
5 Years	4.55
1 Year	-35.39

Class R6 Shares
Inception (9/24/12)	10.13%
10 Years	10.20
5 Years	4.64
1 Year	-35.35

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

5	Invesco Small Cap Growth Fund

Supplemental Information

Invesco Small Cap Growth Fund’s investment objective is long-term growth of capital.

∎	Unless otherwise stated, information presented in this report is as of December 31, 2022, and is based on total net assets.
∎	Unless otherwise noted, all data is provided by Invesco.
∎	To access your Fund’s reports/prospectus, visit invesco.com/fundreports.

About indexes used in this report

∎	The S&P 500® Index is an unmanaged index considered representative of the US stock market.
∎

The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

∎	The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.
∎

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

∎

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

6	Invesco Small Cap Growth Fund

Fund Information

Portfolio Composition

By sector	% of total net assets

Health Care	22.41%

Information Technology	22.11

Industrials	18.15

Consumer Discretionary	13.01

Financials	5.88

Energy	5.16

Consumer Staples	4.48

Communication Services	2.30

Other Sectors, Each Less than 2% of Net Assets	4.62

Money Market Funds Plus Other Assets Less Liabilities	1.88

Top 10 Equity Holdings*

		% of total net assets

1.	Halozyme Therapeutics, Inc.	2.22%

2.	Valmont Industries, Inc.	2.16

3.	AECOM	2.05

4.	Evoqua Water Technologies Corp.	1.91

5.	Impinj, Inc.	1.67

6.	Iridium Communications, Inc.	1.58

7.	Clean Harbors, Inc.	1.51

8.	Performance Food Group Co.	1.47

9.	Allegro MicroSystems, Inc.	1.41

10.	Texas Roadhouse, Inc.	1.36

The Fund’s holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*	Excluding money market fund holdings, if any.

Data presented here are as of December 31, 2022.

7	Invesco Small Cap Growth Fund

Schedule of Investments(a)

December 31, 2022

	Shares	Value

Common Stocks & Other Equity Interests–98.12%
Aerospace & Defense–1.57%
BWX Technologies, Inc.	345,678	$20,076,978

Mercury Systems, Inc.(b)(c)	351,979	15,747,541

		35,824,519

Air Freight & Logistics–0.73%
GXO Logistics, Inc.(b)(c)	388,499	16,585,022

Alternative Carriers–1.58%
Iridium Communications, Inc.(b)	700,917	36,027,134

Apparel, Accessories & Luxury Goods–0.99%
Kontoor Brands, Inc.(c)	564,417	22,571,036

Application Software–8.11%
Altair Engineering, Inc., Class A(b)(c)	469,261	21,337,298

CCC Intelligent Solutions Holdings, Inc.(b)(c)	1,645,329	14,314,362

Clearwater Analytics Holdings, Inc.(b)(c)	174,899	3,279,356

Descartes Systems Group, Inc. (The) (Canada)(b)	339,249	23,628,693

Guidewire Software, Inc.(b)(c)	299,275	18,722,644

HashiCorp, Inc., Class A(b)(c)	209,286	5,721,879

Manhattan Associates, Inc.(b)	196,795	23,890,913

Paycor HCM, Inc.(b)(c)	625,413	15,303,856

Procore Technologies, Inc.(b)(c)	388,127	18,311,832

Sprout Social, Inc., Class A(b)(c)	362,238	20,451,958

Workiva, Inc.(b)(c)	236,061	19,822,042

		184,784,833

Asset Management & Custody Banks–0.18%
Blucora, Inc.(b)	158,233	4,039,688

Auto Parts & Equipment–1.83%
Fox Factory Holding Corp.(b)(c)	252,523	23,037,673

Gentherm, Inc.(b)(c)	285,951	18,669,741

		41,707,414

Biotechnology–6.01%
Abcam PLC, ADR (United Kingdom)(b)	1,414,030	22,002,307

Apellis Pharmaceuticals, Inc.(b)(c)	191,293	9,891,761

Cytokinetics, Inc.(b)(c)	232,808	10,667,263

Halozyme Therapeutics, Inc.(b)(c)	889,647	50,620,914

Intellia Therapeutics, Inc.(b)(c)	159,568	5,567,328

Karuna Therapeutics, Inc.(b)(c)	51,115	10,044,097

Mirati Therapeutics, Inc.(b)(c)	126,311	5,723,151

Natera, Inc.(b)(c)	559,060	22,457,440

		136,974,261

Communications Equipment–1.31%
Calix, Inc.(b)	434,564	29,737,215

Construction & Engineering–5.29%
AECOM	548,521	46,585,889

Construction Partners, Inc., Class A(b)	930,005	24,821,833

Valmont Industries, Inc.	148,733	49,181,541

		120,589,263

	Shares	Value

Data Processing & Outsourced Services–2.57%
ExlService Holdings, Inc.(b)	150,832	$25,555,466

Flywire Corp.(b)(c)	748,526	18,316,431

Verra Mobility Corp.(b)(c)	1,063,006	14,701,373

		58,573,270

Distributors–0.98%
Pool Corp.	73,786	22,307,721

Diversified Metals & Mining–0.18%
MP Materials Corp.(b)(c)	164,327	3,989,860

Education Services–0.59%
Stride, Inc.(b)(c)	429,410	13,431,945

Electronic Components–1.13%
Littelfuse, Inc.	116,510	25,655,502

Electronic Manufacturing Services–1.06%
Flex Ltd.(b)	1,120,118	24,037,732

Environmental & Facilities Services–1.50%
Clean Harbors, Inc.(b)	300,360	34,277,083

Financial Exchanges & Data–2.30%
Morningstar, Inc.	139,593	30,234,448

TMX Group Ltd. (Canada)	220,269	22,046,421

		52,280,869

Food Distributors–1.47%
Performance Food Group Co.(b)	573,837	33,506,342

Food Retail–0.61%
Grocery Outlet Holding Corp.(b)(c)	475,562	13,881,655

Gas Utilities–0.88%
New Jersey Resources Corp.	405,305	20,111,234

Health Care Equipment–6.53%
AtriCure, Inc.(b)(c)	550,431	24,428,128

Axonics, Inc.(b)(c)	241,181	15,081,048

Globus Medical, Inc., Class A(b)(c)	296,510	22,021,798

Inari Medical, Inc.(b)(c)	390,587	24,825,710

Insulet Corp.(b)(c)	97,786	28,787,220

iRhythm Technologies, Inc.(b)(c)	195,012	18,266,774

Mesa Laboratories, Inc.(c)	91,919	15,277,857

		148,688,535

Health Care Facilities–1.15%
Acadia Healthcare Co., Inc.(b)	317,540	26,139,893

Health Care Services–2.07%
Chemed Corp.	49,248	25,137,657

Guardant Health, Inc.(b)(c)	204,301	5,556,987

R1 RCM, Inc.(b)(c)	1,505,396	16,484,086

		47,178,730

Health Care Supplies–0.54%
Lantheus Holdings, Inc.(b)	243,364	12,401,829

Health Care Technology–1.47%
Doximity, Inc., Class A(b)(c)	479,603	16,095,477

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Small Cap Growth Fund

	Shares	Value

Health Care Technology–(continued)
Evolent Health, Inc., Class A(b)(c)	616,728	$17,317,722

		33,413,199

Hotels, Resorts & Cruise Lines–2.03%
Marriott Vacations Worldwide Corp.	214,842	28,915,585

Wyndham Hotels & Resorts, Inc.	241,450	17,217,799

		46,133,384

Human Resource & Employment Services–0.75%
ASGN, Inc.(b)	210,022	17,112,593

Industrial Machinery–3.92%
Chart Industries, Inc.(b)(c)	144,733	16,677,584

Evoqua Water Technologies Corp.(b)	1,096,304	43,413,638

Nordson Corp.	122,553	29,133,299

		89,224,521

Industrial REITs–1.75%
EastGroup Properties, Inc.	163,308	24,179,383

Terreno Realty Corp.	274,283	15,598,474

		39,777,857

Insurance Brokers–0.98%
BRP Group, Inc., Class A(b)(c)	887,888	22,321,504

Interactive Media & Services–0.72%
Shutterstock, Inc.(c)	312,513	16,475,685

Internet & Direct Marketing Retail–0.45%
Overstock.com, Inc.(b)(c)	527,511	10,212,613

Investment Banking & Brokerage–0.66%
LPL Financial Holdings, Inc.	69,953	15,121,740

IT Consulting & Other Services–0.59%
Perficient, Inc.(b)	191,963	13,404,776

Leisure Facilities–1.30%
Planet Fitness, Inc., Class A(b)(c)	376,783	29,690,500

Life Sciences Tools & Services–1.29%
Repligen Corp.(b)(c)	173,479	29,371,729

Motorcycle Manufacturers–1.20%
Harley-Davidson, Inc.	654,980	27,247,168

Oil & Gas Equipment & Services–0.97%
ChampionX Corp.	758,446	21,987,350

Oil & Gas Exploration & Production–4.19%
Chord Energy Corp.	152,669	20,886,646

Matador Resources Co.	510,628	29,228,347

Permian Resources Corp.(c)	1,838,431	17,281,251

Range Resources Corp.	566,683	14,178,409

SM Energy Co.	394,901	13,754,402

		95,329,055

Packaged Foods & Meats–2.40%
Freshpet, Inc.(b)(c)	290,215	15,314,646

Post Holdings, Inc.(b)	225,677	20,369,606

Simply Good Foods Co. (The)(b)(c)	499,073	18,979,746

		54,663,998

Pharmaceuticals–3.35%
Arvinas, Inc.(b)(c)	235,104	8,042,908

	Shares	Value

Pharmaceuticals–(continued)
Harmony Biosciences Holdings, Inc.(b)(c)	358,185	$19,735,993

Intra-Cellular Therapies, Inc.(b)(c)	263,924	13,966,858

Pacira BioSciences, Inc.(b)(c)	395,237	15,260,101

Prestige Consumer Healthcare, Inc.(b)	309,021	19,344,715

		76,350,575

Property & Casualty Insurance–1.76%
Hanover Insurance Group, Inc. (The)	158,533	21,422,564

Selective Insurance Group, Inc.	211,912	18,777,523

		40,200,087

Research & Consulting Services–2.23%
CACI International, Inc., Class A(b)	65,995	19,837,437

Clarivate PLC(b)	830,751	6,928,463

KBR, Inc.	455,383	24,044,223

		50,810,123

Restaurants–2.53%
Texas Roadhouse, Inc.	339,128	30,843,691

Wingstop, Inc.(c)	195,124	26,852,965

		57,696,656

Semiconductor Equipment–0.53%
MKS Instruments, Inc.	141,330	11,974,891

Semiconductors–5.55%
Allegro MicroSystems, Inc. (Japan)(b)(c)	1,071,816	32,175,916

Diodes, Inc.(b)	203,034	15,459,009

Impinj, Inc.(b)	347,692	37,961,013

Lattice Semiconductor Corp.(b)	362,717	23,533,079

Power Integrations, Inc.(c)	241,803	17,342,111

		126,471,128

Specialty Chemicals–0.85%
Element Solutions, Inc.	1,067,560	19,418,916

Specialty Stores–1.11%
National Vision Holdings, Inc.(b)(c)	653,930	25,346,327

Steel–0.12%
Cleveland-Cliffs, Inc.(b)(c)	163,653	2,636,450

Systems Software–1.26%
Gitlab, Inc., Class A(b)(c)	262,558	11,930,636

KnowBe4, Inc., Class A(b)(c)	673,603	16,691,882

		28,622,518

Trading Companies & Distributors–1.28%
WESCO International, Inc.(b)	233,372	29,218,174

Trucking–0.88%
Saia, Inc.(b)(c)	95,410	20,005,569

Water Utilities–0.84%
American States Water Co.	205,990	19,064,375

Total Common Stocks & Other Equity Interests (Cost $2,119,183,543)		2,234,606,046

Money Market Funds–1.98%
Invesco Government & Agency Portfolio, Institutional Class, 4.22%(d)(e)	16,145,133	16,145,133

Invesco Liquid Assets Portfolio, Institutional Class, 4.42%(d)(e)	10,560,914	10,564,083

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Small Cap Growth Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.20%(d)(e)	18,451,581	$18,451,581

Total Money Market Funds (Cost $45,155,732)		45,160,797

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $2,164,339,275)		2,279,766,843

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–19.54%
Invesco Private Government Fund, 4.28%(d)(e)(f)	125,264,649	125,264,649

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 4.46%(d)(e)(f)	319,540,822	$319,636,680

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $444,847,188)		444,901,329

TOTAL INVESTMENTS IN SECURITIES–119.64% (Cost $2,609,186,463)		2,724,668,172

OTHER ASSETS LESS LIABILITIES–(19.64)%		(447,201,958)

NET ASSETS–100.00%		$2,277,466,214

Investment Abbreviations:

ADR  – American Depositary Receipt

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at December 31, 2022.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended December 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value December 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$32,241,983	$202,047,435	$(218,144,285)	$-	$-	$16,145,133	$457,867
Invesco Liquid Assets Portfolio, Institutional Class	22,057,639	144,319,597	(155,817,347)	5,064	(870)	10,564,083	320,289
Invesco Treasury Portfolio, Institutional Class	36,847,981	230,911,355	(249,307,755)	-	-	18,451,581	510,499
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	206,465,257	777,796,345	(858,996,953)	-	-	125,264,649	2,368,243*
Invesco Private Prime Fund	480,543,174	1,704,322,126	(1,865,291,471)	100,810	(37,959)	319,636,680	6,513,400*
Total	$778,156,034	$3,059,396,858	$(3,347,557,811)	$105,874	$(38,829)	$490,062,126	$10,170,298

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of December 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Small Cap Growth Fund

Statement of Assets and Liabilities

December 31, 2022

Assets:
Investments in unaffiliated securities, at value (Cost $2,119,183,543)*	$2,234,606,046

Investments in affiliated money market funds, at value (Cost $490,002,920)	490,062,126

Receivable for:
Fund shares sold	3,593,164

Dividends	1,147,017

Investment for trustee deferred compensation and retirement plans	335,326

Other assets	80,313

Total assets	2,729,823,992

Liabilities:
Payable for:
Fund shares reacquired	5,447,088

Amount due custodian	63,244

Amount due custodian - foreign currency, at value (Cost $328,370)	328,957

Collateral upon return of securities loaned	444,847,188

Accrued fees to affiliates	1,163,315

Accrued trustees’ and officers’ fees and benefits	6,182

Accrued other operating expenses	128,477

Trustee deferred compensation and retirement plans	373,327

Total liabilities	452,357,778

Net assets applicable to shares outstanding	$2,277,466,214

Net assets consist of:
Shares of beneficial interest	$2,404,252,346

Distributable earnings (loss)	(126,786,132)

$2,277,466,214

Net Assets:
Class A	$541,921,681

Class C	$7,123,230

Class R	$63,160,502

Class Y	$129,517,851

Investor Class	$144,075,013

Class R5	$737,830,236

Class R6	$653,837,701

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	23,993,715

Class C	1,004,303

Class R	3,355,156

Class Y	5,300,230

Investor Class	5,760,965

Class R5	25,334,720

Class R6	22,132,392

Class A:
Net asset value per share	$22.59

Maximum offering price per share (Net asset value of $22.59 ÷ 94.50%)	$23.90

Class C:
Net asset value and offering price per share	$7.09

Class R:
Net asset value and offering price per share	$18.82

Class Y:
Net asset value and offering price per share	$24.44

Investor Class:
Net asset value and offering price per share	$25.01

Class R5:
Net asset value and offering price per share	$29.12

Class R6:
Net asset value and offering price per share	$29.54

*	At December 31, 2022, securities with an aggregate value of $433,594,398 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Small Cap Growth Fund

Statement of Operations

For the year ended December 31, 2022

Investment income:

Dividends (net of foreign withholding taxes of $391,935)	$14,864,824

Dividends from affiliated money market funds (includes net securities lending income of $629,347)	1,918,002

Total investment income	16,782,826

Expenses:

Advisory fees	18,252,588

Administrative services fees	400,436

Custodian fees	26,111

Distribution fees:
Class A	1,612,775

Class C	92,508

Class R	365,222

Investor Class	373,788

Transfer agent fees – A, C, R, Y and Investor	2,147,742

Transfer agent fees – R5	861,262

Transfer agent fees – R6	253,130

Trustees’ and officers’ fees and benefits	38,196

Registration and filing fees	182,484

Reports to shareholders	52,107

Professional services fees	67,274

Other	22,418

Total expenses	24,748,041

Less: Fees waived and/or expense offset arrangement(s)	(79,396)

Net expenses	24,668,645

Net investment income (loss)	(7,885,819)

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	(238,491,039)

Affiliated investment securities	(38,829)

Foreign currencies	(11,935)

(238,541,803)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,152,783,506)

Affiliated investment securities	105,874

Foreign currencies	(592)

(1,152,678,224)

Net realized and unrealized gain (loss)	(1,391,220,027)

Net increase (decrease) in net assets resulting from operations	$(1,399,105,846)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Small Cap Growth Fund

Statement of Changes in Net Assets

For the years ended December 31, 2022 and 2021

	2022	2021

Operations:

Net investment income (loss)	$(7,885,819)	$(26,494,192)

Net realized gain (loss)	(238,541,803)	1,001,871,425

Change in net unrealized appreciation (depreciation)	(1,152,678,224)	(666,041,368)

Net increase (decrease) in net assets resulting from operations	(1,399,105,846)	309,335,865

Distributions to shareholders from distributable earnings:

Class A	(19,053,290)	(275,936,062)

Class C	(735,601)	(8,582,087)

Class R	(2,614,949)	(35,223,437)

Class Y	(4,238,695)	(73,341,959)

Investor Class	(4,575,585)	(64,327,342)

Class R5	(19,883,252)	(335,205,984)

Class R6	(17,908,330)	(217,106,044)

Total distributions from distributable earnings	(69,009,702)	(1,009,722,915)

Share transactions–net:

Class A	(86,561,713)	140,560,393

Class C	(2,682,507)	1,528,656

Class R	(8,308,052)	1,007,244

Class Y	(45,751,085)	24,362,032

Investor Class	(11,353,774)	43,079,148

Class R5	(227,541,022)	99,863,661

Class R6	95,968,061	263,617,470

Net increase (decrease) in net assets resulting from share transactions	(286,230,092)	574,018,604

Net increase (decrease) in net assets	(1,754,345,640)	(126,368,446)

Net assets:

Beginning of year	4,031,811,854	4,158,180,300

End of year	$2,277,466,214	$4,031,811,854

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Small Cap Growth Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Year ended 12/31/22	$36.33	$(0.14)	$(12.79)	$(12.93)	$ (0.81)	$22.59	(35.60)%		$ 541,922	1.16%		1.16%		(0.54)%		44%
Year ended 12/31/21	47.78	(0.43)	3.12	2.69	(14.14)	36.33	7.33		988,307	1.14		1.14		(0.86)		35
Year ended 12/31/20	35.35	(0.35)	19.40	19.05	(6.62)	47.78	57.00		1,047,921	1.15		1.15		(0.90)		51
Year ended 12/31/19	31.02	(0.09)	7.59	7.50	(3.17)	35.35	24.32		499,603	1.17		1.17		(0.25)		31
Year ended 12/31/18	37.31	(0.18)	(3.08)	(3.26)	(3.03)	31.02	(9.04)		502,315	1.18		1.18		(0.47)		21
Class C
Year ended 12/31/22	12.36	(0.11)	(4.35)	(4.46)	(0.81)	7.09	(36.10)		7,123	1.91		1.91		(1.29)		44
Year ended 12/31/21	25.63	(0.41)	1.28	0.87	(14.14)	12.36	6.55	(d)	15,850	1.86	(d)	1.86	(d)	(1.58	)(d)	35
Year ended 12/31/20	21.39	(0.38)	11.24	10.86	(6.62)	25.63	55.86	(d)	21,567	1.87	(d)	1.87	(d)	(1.62	)(d)	51
Year ended 12/31/19	19.95	(0.23)	4.84	4.61	(3.17)	21.39	23.32		3,686	1.92		1.92		(1.00)		31
Year ended 12/31/18	25.33	(0.32)	(2.03)	(2.35)	(3.03)	19.95	(9.72)		11,053	1.93		1.93		(1.22)		21
Class R
Year ended 12/31/22	30.57	(0.17)	(10.77)	(10.94)	(0.81)	18.82	(35.79)		63,161	1.41		1.41		(0.79)		44
Year ended 12/31/21	42.52	(0.50)	2.69	2.19	(14.14)	30.57	7.07		112,217	1.39		1.39		(1.11)		35
Year ended 12/31/20	32.08	(0.39)	17.45	17.06	(6.62)	42.52	56.59		137,020	1.40		1.40		(1.15)		51
Year ended 12/31/19	28.46	(0.17)	6.96	6.79	(3.17)	32.08	24.01		118,302	1.42		1.42		(0.50)		31
Year ended 12/31/18	34.58	(0.26)	(2.83)	(3.09)	(3.03)	28.46	(9.27)		124,450	1.43		1.43		(0.72)		21
Class Y
Year ended 12/31/22	39.11	(0.08)	(13.78)	(13.86)	(0.81)	24.44	(35.44)		129,518	0.91		0.91		(0.29)		44
Year ended 12/31/21	50.24	(0.32)	3.33	3.01	(14.14)	39.11	7.61		274,782	0.89		0.89		(0.61)		35
Year ended 12/31/20	36.83	(0.26)	20.29	20.03	(6.62)	50.24	57.38		301,301	0.90		0.90		(0.65)		51
Year ended 12/31/19	32.14	(0.00)	7.86	7.86	(3.17)	36.83	24.59		217,477	0.92		0.92		0.00		31
Year ended 12/31/18	38.43	(0.08)	(3.18)	(3.26)	(3.03)	32.14	(8.77)		216,750	0.93		0.93		(0.22)		21
Investor Class
Year ended 12/31/22	40.08	(0.14)	(14.12)	(14.26)	(0.81)	25.01	(35.58	)(e)	144,075	1.13	(e)	1.13	(e)	(0.51	)(e)	44
Year ended 12/31/21	51.24	(0.42)	3.40	2.98	(14.14)	40.08	7.41	(e)	246,961	1.05	(e)	1.05	(e)	(0.77	)(e)	35
Year ended 12/31/20	37.52	(0.33)	20.67	20.34	(6.62)	51.24	57.11	(e)	249,837	1.07	(e)	1.07	(e)	(0.82	)(e)	51
Year ended 12/31/19	32.76	(0.08)	8.01	7.93	(3.17)	37.52	24.34		187,171	1.13		1.13		(0.21)		31
Year ended 12/31/18	39.21	(0.19)	(3.23)	(3.42)	(3.03)	32.76	(9.01)		168,567	1.18		1.18		(0.47)		21
Class R5
Year ended 12/31/22	46.32	(0.06)	(16.33)	(16.39)	(0.81)	29.12	(35.39)		737,830	0.81		0.81		(0.19)		44
Year ended 12/31/21	56.89	(0.31)	3.88	3.57	(14.14)	46.32	7.71		1,445,168	0.79		0.79		(0.51)		35
Year ended 12/31/20	41.01	(0.24)	22.74	22.50	(6.62)	56.89	57.56		1,564,134	0.80		0.80		(0.55)		51
Year ended 12/31/19	35.45	0.05	8.68	8.73	(3.17)	41.01	24.75		1,156,887	0.80		0.80		0.12		31
Year ended 12/31/18	42.02	(0.04)	(3.50)	(3.54)	(3.03)	35.45	(8.69)		1,192,199	0.81		0.81		(0.10)		21
Class R6
Year ended 12/31/22	46.94	(0.04)	(16.55)	(16.59)	(0.81)	29.54	(35.35)		653,838	0.74		0.74		(0.12)		44
Year ended 12/31/21	57.42	(0.26)	3.92	3.66	(14.14)	46.94	7.80		948,527	0.70		0.70		(0.42)		35
Year ended 12/31/20	41.31	(0.20)	22.93	22.73	(6.62)	57.42	57.70		836,400	0.71		0.71		(0.46)		51
Year ended 12/31/19	35.66	0.09	8.73	8.82	(3.17)	41.31	24.86		497,160	0.71		0.71		0.21		31
Year ended 12/31/18	42.20	0.00	(3.51)	(3.51)	(3.03)	35.66	(8.58)		353,791	0.71		0.71		0.00		21

(a)	Based on average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.97% for Class C for the years ended December 31, 2021 and 2020, respectively.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.22%, 0.16% and 0.17% for Investor Class for the years ended December 31, 2022, 2021 and 2020, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Small Cap Growth Fund

Notes to Financial Statements

December 31, 2022

NOTE 1–Significant Accounting Policies

Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

Effective as of the close of business on March 18, 2002, the Fund’s shares were offered on a limited basis to certain investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

15	Invesco Small Cap Growth Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

16	Invesco Small Cap Growth Fund

consistent with the federal securities laws. For the year ended December 31, 2022, the Fund paid the Adviser $35,432 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.725%

Next $500 million	0.700%

Next $500 million	0.675%

Over $1.5 billion	0.650%

For the year ended December 31, 2022, the effective advisory fee rate incurred by the Fund was 0.68%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the year ended December 31, 2022, the Adviser waived advisory fees of $73,683.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended December 31, 2022, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plan”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares and up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended December 31, 2022, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2022, IDI advised the Fund that IDI retained $22,733 in front-end sales commissions from the sale of Class A shares and $169 and $141 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the year ended December 31, 2022, the Fund incurred $51,164 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

17	Invesco Small Cap Growth Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Advisor’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of December 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$2,234,606,046	$–	$–	$2,234,606,046

Money Market Funds	45,160,797	444,901,329	–	490,062,126

Total Investments	$2,279,766,843	$444,901,329	$–	$2,724,668,172

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the year ended December 31, 2022, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,713.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended December 31, 2022 and 2021:

	2022	2021

Ordinary income*	$9,442,460	$224,331,378

Long-term capital gain	59,567,242	785,391,537

Total distributions	$69,009,702	$1,009,722,915

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

2022

Net unrealized appreciation – investments	$114,915,493

Net unrealized appreciation (depreciation) – foreign currencies	(588)

Temporary book/tax differences	(268,956)

Capital loss carryforward	(241,432,081)

Shares of beneficial interest	2,404,252,346

Total net assets	$2,277,466,214

18	Invesco Small Cap Growth Fund

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of December 31, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$241,432,081	$–	$241,432,081

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2022 was $1,178,817,528 and $1,504,017,721, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 445,921,813

Aggregate unrealized (depreciation) of investments	(331,006,320)

Net unrealized appreciation of investments	$ 114,915,493

Cost of investments for tax purposes is $2,609,752,679.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of net operating losses, on December 31, 2022, undistributed net investment income (loss) was increased by $7,915,648, undistributed net realized gain (loss) was increased by $249,211 and shares of beneficial interest was decreased by $8,164,859. This reclassification had no effect on the net assets of the Fund.

NOTE 10–Share Information

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Class A	2,050,024	$53,737,900	2,304,765	$116,462,004

Class C	86,200	759,175	48,052	1,275,128

Class R	529,867	11,515,638	357,189	15,726,335

Class Y	1,224,289	34,836,061	801,374	42,195,873

Investor Class	340,253	10,041,542	234,809	12,299,844

Class R5	2,993,457	97,805,958	4,331,136	261,926,783

Class R6	7,354,616	277,105,301	4,687,715	284,661,030

Issued as reinvestment of dividends:
Class A	821,377	18,653,474	7,840,075	269,306,056

Class C	101,950	726,904	709,116	8,289,565

Class R	138,134	2,614,872	1,218,527	35,215,428

Class Y	161,679	3,972,442	1,831,659	67,716,421

Investor Class	173,272	4,357,868	1,605,616	60,836,805

Class R5	673,059	19,707,176	7,565,468	331,291,845

Class R6	599,710	17,811,382	4,873,813	216,251,105

Automatic conversion of Class C shares to Class A shares:
Class A	48,178	1,244,909	55,274	2,785,916

Class C	(142,388)	(1,244,908)	(106,937)	(2,785,916)

19	Invesco Small Cap Growth Fund

	Summary of Share Activity

	Year ended		Year ended
	December 31, 2022(a)		December 31, 2021
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(6,127,843)	$(160,197,996)	(4,929,239)	$(247,993,583)

Class C	(323,593)	(2,923,678)	(209,712)	(5,250,121)

Class R	(984,049)	(22,438,562)	(1,127,142)	(49,934,519)

Class Y	(3,112,393)	(84,559,588)	(1,603,134)	(85,550,262)

Investor Class	(913,660)	(25,753,184)	(555,577)	(30,057,501)

Class R5	(9,531,038)	(345,054,156)	(8,191,619)	(493,354,967)

Class R6	(6,029,135)	(198,948,622)	(3,921,753)	(237,294,665)

Net increase (decrease) in share activity	(9,868,034)	$(286,230,092)	17,819,475	$574,018,604

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

20	Invesco Small Cap Growth Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Growth Series (Invesco Growth Series) and Shareholders of Invesco Small Cap Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Small Cap Growth Fund (one of the funds constituting AIM Growth Series (Invesco Growth Series), referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Houston, Texas

February 22, 2023

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

21	Invesco Small Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2022 through December 31, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (07/01/22)	Ending Account Value (12/31/22)[1]	Expenses Paid During Period[2]	Ending Account Value (12/31/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,045.00	$5.98	$1,019.36	$5.90	1.16%
Class C	1,000.00	1,040.60	9.82	1,015.58	9.70	1.91
Class R	1,000.00	1,043.50	7.31	1,018.05	7.22	1.42
Class Y	1,000.00	1,046.40	4.69	1,020.62	4.63	0.91
Investor Class	1,000.00	1,045.30	5.72	1,019.61	5.65	1.11
Class R5	1,000.00	1,046.80	4.13	1,021.17	4.08	0.80
Class R6	1,000.00	1,047.20	3.82	1,021.48	3.77	0.74

[1]

The actual ending account value is based on the actual total return of the Fund for the period July 1, 2022 through December 31, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

22	Invesco Small Cap Growth Fund

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended December 31, 2022:

Federal and State Income Tax
Long-Term Capital Gain Distributions	$59,567,242
Qualified Dividend Income*	4.05%
Corporate Dividends Received Deduction*	4.05%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$9,442,460

23	Invesco Small Cap Growth Fund

Trustees and Officers

The address of each trustee and officer is AIM Growth Series (Invesco Growth Series) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] - 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			189	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	Invesco Small Cap Growth Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Beth Ann Brown - 1968 Trustee (2019) and Chair (August 2022)	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	189	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit) Formerly: President and Director Director of Grahamtastic Connection (non-profit)
Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Director, Artio Global Investment LLC (mutual fund complex); Director, Edgen Group, Inc. (specialized energy and infrastructure products distributor); Director, Genesee & Wyoming, Inc. (railroads); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; and Attorney, Simpson Thacher & Bartlett LLP	189	Resideo Technologies, Inc. (smart home technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Textainer Group Holdings, (shipping container leasing company); Investment Company Institute (professional organization); and Independent Directors Council (professional organization)
Eli Jones - 1961 Trustee	2016	Professor and Dean Emeritus, Mays Business School - Texas A&M University Formerly: Dean of Mays Business School-Texas A&M University; Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; and Director, Arvest Bank	189	Insperity, Inc. (formerly known as Administaff) (human resources provider); and Member of Regional Board of Directors and Board of Directors, First Financial Bancorp (regional bank)
Elizabeth Krentzman - 1959 Trustee	2019

Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; and Trustee of certain Oppenheimer Funds

			189	Formerly: Member of the Cartica Funds Board of Directors (private investment fund); Trustee of the University of Florida National Board Foundation; and Member of the University of Florida Law Center Association, Inc. Board of Trustees, Audit Committee and Membership Committee
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	189	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee, KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2001	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; and Board member of Johns Hopkins Bioethics Institute	189	Member of Board of Positive Planet US (non-profit) and HealthCare Chaplaincy Network (non-profit)

T-2	Invesco Small Cap Growth Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee Board of Historic Hudson Valley (non-profit cultural organization); Member of the Board, Blue Ocean Acquisition Corp.; and Member of the Vestry and the Investment Committee of Trinity Church Wall Street.

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)

			189	Member of Board of Trust for Mutual Understanding (non-profit promoting the arts and environment); Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); and Board Member and Investment Committee Member of Pulitzer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: Chief Executive Officer, UBS Securities LLC (investment banking); Chief Operating Officer, UBS AG Americas (investment banking); Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury and Director, ON Semiconductor Corporation (semiconductor manufacturing)	189	None
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	189	None
Daniel S. Vandivort - 1954 Trustee	2019	President, Flyway Advisory Services LLC (consulting and property management) Formerly: President and Chief Investment Officer, previously Head of Fixed Income, Weiss Peck and Greer/Robeco Investment Management; Trustee and Chair, Weiss Peck and Greer Funds Board; and various capacities at CS First Boston including Head of Fixed Income at First Boston Asset Management.	189	Formerly: Trustee and Governance Chair, Oppenheimer Funds; Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America

T-3	Invesco Small Cap Growth Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President and Principal Executive Officer	1999

Director, Invesco Trust Company; Head of Global Fund Services, Invesco Ltd.; President and Principal Executive Officer, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust; and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser)

			N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust;; Secretary and Vice President, Harbourview Asset Management Corporation; Secretary and Vice President, OppenheimerFunds, Inc. and Invesco Managed Accounts, LLC; Secretary and Senior Vice President, OFI Global Institutional, Inc.; Secretary and Vice President, OFI SteelPath, Inc.; Secretary and Vice President, Oppenheimer Acquisition Corp.; Secretary and Vice President, Shareholder Services, Inc.; and Secretary and Vice President, Trinity Investment Management Corporation

Formerly: Senior Vice President, Invesco Distributors, Inc.; Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; Secretary, Sovereign G./P. Holdings Inc.; Secretary, Invesco Indexing LLC; and Secretary, W.L. Ross & Co., LLC

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Senior Vice President, Invesco Group Services, Inc.; Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; and Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management)

Formerly: Director, President and Chairman, Invesco Insurance Agency, Inc.; Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; and Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-4	Invesco Small Cap Growth Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and Director and Chairman, Invesco Trust Company

Formerly: President, Trimark Investments Ltd/Services Financiers Invesco Ltee; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; and Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; Senior Vice President, The Invesco Funds; President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.; Chairman and Director, INVESCO Private Capital Investments, Inc.; Chairman and Director, INVESCO Realty, Inc.; and Senior Vice President, Invesco Group Services, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Adrien Deberghes - 1967 Principal Financial Officer, Treasurer and Vice President	2020

Head of the Fund Office of the CFO and Fund Administration; Vice President, Invesco Advisers, Inc.; Principal Financial Officer, Treasurer and Vice President, The Invesco Funds; Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President and Treasurer, Fidelity Investments

			N/A	N/A
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; and Fraud Prevention Manager for Invesco Investment Services, Inc.

			N/A	N/A

T-5	Invesco Small Cap Growth Fund

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Todd F. Kuehl - 1969 Chief Compliance Officer and Senior Vice President	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer and Senior Vice President, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
James Bordewick, Jr. - 1959 Senior Vice President and Senior Officer	2022

Senior Vice President and Senior Officer, The Invesco Funds

Formerly: Chief Legal Officer, KingsCrowd, Inc. (research and analytical platform for investment in private capital markets); Chief Operating Officer and Head of Legal and Regulatory, Netcapital (private capital investment platform); Managing Director, General Counsel of asset management and Chief Compliance Officer for asset management and private banking, Bank of America Corporation; Chief Legal Officer, Columbia Funds and BofA Funds;

Senior Vice President and Associate General Counsel, MFS Investment Management; Chief Legal Officer, MFS Funds; Associate, Ropes & Gray; and Associate, Gaston Snow & Ely Bartlett

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5021

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Sidley Austin LLP	Invesco Investment Services, Inc.	State Street Bank and Trust Company
2005 Market Street, Suite 2600	787 Seventh Avenue	11 Greenway Plaza, Suite 1000	225 Franklin Street
Philadelphia, PA 19103-7018	New York, NY 10019	Houston, TX 77046-1173	Boston, MA 02110-2801

T-6	Invesco Small Cap Growth Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-02699 and 002-57526	Invesco Distributors, Inc.	SCG-AR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial experts are Cynthia Hostetler, Anthony J. LaCava, Jr., and Robert C. Troccoli. Cynthia Hostetler, Anthony J. LaCava, Jr., and Robert C. Troccoli are “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Pursuant to PCAOB Rule 3526, Communication with Audit Committees Concerning Independence, PricewaterhouseCoopers LLC (“PwC”) advised the Registrant’s Audit Committee of the following two matters identified since the previous annual Form N-CSR filing that may be reasonably thought to bear on PwC’s independence. PwC advised the Audit Committee that one PwC Senior Associate and one PwC Partner each held financial interests directly in an investment company within the complex that includes the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively the “Invesco Funds Investment Company Complex”) that were inconsistent with the requirements of Rule 2-01(c)(1) of SEC Regulation S-X. In reporting each matter to the Audit Committee, PwC noted, among other things, that the impermissible holdings were disposed of by the individuals, the individuals were not in the chain of command of the audit or the audit partners of the Funds, the financial interests were not material to the net worth of each individual or his or her respective immediate family members and the Funds’ audit engagement team was unaware of the impermissible holdings until after the matters were confirmed to be independence exceptions . In addition, PwC considered that the audit services performed by the PwC Senior Associate were reviewed by team members at least two levels higher than the individual and the individual did not have any decision making responsibility for matters that materially affected the audit and that the PwC Partner provided non-audit services that were not relied upon by the audit engagement team in the audits of the financial statements of the Funds. Based on the mitigating factors noted above, PwC advised the Audit Committee that it concluded, individually for each matter and in the aggregate, that its objectivity and impartiality with respect to all issues encompassed within the audit engagement has not been impaired and it believes that a reasonable investor with knowledge of all relevant facts and circumstances for the violations would conclude PwC is capable of exercising objective and impartial judgment on all issues encompassed within the audits of the financial statements of the Funds in the Registrant for the impacted periods.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PwC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2022	Fees Billed for Services Rendered to the Registrant for fiscal year end 2021
Audit Fees	$565,550	$554,425
Audit-Related Fees	$0	$0
Tax Fees(1)	$418,564	$516,414
All Other Fees	$0	$0
Total Fees	$984,114	$1,070,839
(1)

Tax Fees for the fiscal years ended December 31, 2022 and December 31, 2021 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Invesco Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Invesco Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2022 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2021 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$874,000	$801,000
Tax Fees	$0	$0
All Other Fees	$0	$0
Total Fees	$874,000	$801,000

(1)	Audit-Related Fees for the fiscal years ended 2022 and 2021 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval. These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

[1]	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds. Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings. Such delegation does not preclude the Chair or Vice Chair from declining, on a case by case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

•	Management functions;

•	Human resources;

•	Broker-dealer, investment adviser, or investment banking services ;

•	Legal services;

•	Expert services unrelated to the audit;

•	Any service or product provided for a contingent fee or a commission;

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;

•	Tax services for persons in financial reporting oversight roles at the Fund; and

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client;

•	Financial information systems design and implementation;

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

•	Actuarial services; and

•	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimus exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $8,440,000 for the fiscal year ended December 31, 2022 and $5,931,000 for the fiscal year ended December 31, 2021. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $9,732,564 for the fiscal year ended December 31, 2022 and $7,248,414 for the fiscal year ended December 31, 2021.

PwC provided audit services to the Investment Company complex of approximately $32 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of February 10, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 10, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Code of Ethics.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Growth Series (Invesco Growth Series)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 1, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	March 1, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	March 1, 2023